As filed with the Securities and Exchange	Registration No. 333-133944
Commission on April 27, 2015	Registration No. 811-05626

_____________________________________________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                                                    [  ]

Post-Effective Amendment No. 24                                                                  [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.                                                                                              [X]

(Check appropriate box or boxes.)

SEPARATE ACCOUNT B

(Exact Name of Registrant)

VOYA INSURANCE AND ANNUITY COMPANY

(Name of Depositor)

1475 Dunwoody Drive

West Chester, Pennsylvania 19380-1478

(610) 425-3400

(Address and Telephone Number of Depositor’s Principal Executive Offices)

Brian H. Buckley, Esq.

Voya Insurance and Annuity Company

One Orange Way, C2N, Windsor, CT 06095

(860) 580-2810

(Name and Address of Agent for Service of Process)

___________________________________________________________________________________

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

[    ]      immediately upon filing pursuant to paragraph (b) of Rule 485

[ X ]     on May 1, 2015 pursuant to paragraph (b) of Rule 485

[    ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485

[    ]      on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[   ]       this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

Deferred Combination Variable and Fixed Annuity Contract

PART A

SUPPLEMENT Dated May 1, 2015

To the Prospectus Dated May 1, 2015

Voya Architect Variable Annuity

Issued by Voya Insurance and Annuity Company

Through Its Separate Account B

This supplement updates the Prospectus for your variable annuity contract. Please read it carefully and keep it with your copy of the Prospectus for future reference. If you have any questions, please call Customer Service at 1-800-366-0066.

Important Information Regarding Upcoming Investment Portfolio Reorganizations

The Board of Trustees of Voya Investors Trust approved a proposal to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
VY® DFA World Equity Portfolio (Class S)	Voya Global Value Advantage Portfolio[1,2] (Class S)
VY® Franklin Mutual Shares Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY® Franklin Templeton Founding Strategy Portfolio[2] (Class S)	Voya Solution Moderately Aggressive Portfolio[2] (Class S)

1 This portfolio is closed to new investments and transfers.

2 These portfolios are designated as Accepted Funds.

Subject to shareholder approval, the reorganizations are expected to take place on or about the close of business on August 14, 2015 (the “Reorganization Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio.  Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

As a result of the merger, effective on the Reorganization Date, the Voya Solution Moderately Aggressive Portfolio (Class S) will be added as an available investment option.

Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Solution Moderately Aggressive Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital growth through a diversified asset allocation strategy.

The Voya Global Value Advantage Portfolio and the Voya Solution Moderately Aggressive Portfolio are designated as Accepted Funds for MGIB, Voya LifePay, Voya Joint LifePay, Voya LifePay Plus and Voya Joint LifePay Plus riders purchased before January 12, 2009.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract.  This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract.  Contract value remaining in each Merging Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio, if the Surviving Portfolio is then available to new investments.  If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any.  You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted.  For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

Voya Insurance and Annuity Company

Separate Account B of Voya Insurance and Annuity Company

Deferred Combination Variable and Fixed Annuity Prospectus

Voya Architect

May 1, 2015

This prospectus describes Voya Architect, a group and individual deferred combination variable annuity contract (the “Contract”) issued by Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”) through Separate Account B (the “Separate Account”).  The Contract was available in connection with certain retirement plans that qualify for special federal income tax treatment (“qualified Contracts”) under the Internal Revenue Code of 1986, as amended (the “Tax Code”), as well as those that do not qualify for such treatment (“non-qualified Contracts”).  As of March 15, 2010, we no longer offer this Contract for sale to new purchasers.

The Contract provides a means for you to allocate your premium payments and premium credits in one or more subaccounts, each of which invest in a single investment portfolio.  You may also allocate premium payments and premium credits to our Fixed Account with guaranteed interest periods.  Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account.  For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available.  The investment portfolios available under your Contract are listed on the next page.

This Contract has a rider offering the opportunity for a credit on your premium.  The Premium Credit rider is available for an additional charge.  The charges for a contract with the Premium Credit rider may be higher than a Contract without it, and the amount of the premium credit may be more than offset by the additional charge for the Premium Credit rider.

You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value, meaning the amount after we deduct any premium credits applied under the Premium Credit rider and refund the Contract charges (which may be more or less than the premium payments you paid).  Or if required by your state, we refund the original amount of your premium payment.  In no event does the Company retain any investment gain associated with a Contract that is free looked.  Longer free look periods apply in some states and in certain situations.  Your free look rights depend on the laws of the state in which you purchase the Contract.

Replacing an existing annuity with the Contract may not be beneficial to you. Your existing annuity may be subject to fees or penalties on surrender, and the Contract may have new charges.

This prospectus provides information that you should know before investing and should be kept for future reference.  A Statement of Additional Information (“SAI”), dated May 1, 2015, has been filed with the Securities and Exchange Commission (“SEC”).  It is available without charge upon request.  To obtain a copy of this document, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).  When looking for information regarding the Contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933.  This number is 333-133944.  The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Allocations to a subaccount investing in a Trust or Fund (investment portfolio) is not a bank deposit and is not insured or guaranteed by any bank or by the Federal Deposit Insurance Corporation or any other government agency.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Other Contract Provisions – Selling the Contract,” for further information about the amount of compensation we pay.

The investment portfolios are listed on the next page.

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The investment portfolios that comprise the subaccounts currently open and available to new premiums and transfers under your Contract are:

BlackRock Global Allocation V.I. Fund (Class III)

Voya EURO STOXX 50® Index Portfolio (Class ADV)

Voya FTSE 100 Index® Portfolio (Class ADV)

Voya Global Perspectives Portfolio (Class ADV)*

Voya Global Value Advantage Portfolio (Class T)

Voya Growth and Income Portfolio (Class ADV)

Voya Hang Seng Index Portfolio (Class S)

Voya High Yield Portfolio ( Class S)

Voya Intermediate Bond Portfolio (Class S)

Voya International Index Portfolio (Class ADV)

Voya Japan TOPIX Index® Portfolio (Class ADV)

Voya Large Cap Growth Portfolio (Class ADV)

Voya Large Cap Value Portfolio (Class S)

Voya Liquid Assets Portfolio (Class S)

Voya MidCap Opportunities Portfolio (Class S)

Voya Multi-Manager Large Cap Core Portfolio (Class S)

Voya Retirement Conservative Portfolio (Class ADV)*

Voya Retirement Growth Portfolio (Class ADV)*

Voya Retirement Moderate Growth Portfolio (Class ADV)*

Voya Retirement Moderate Portfolio (Class ADV)*

Voya Russell™ Large Cap Growth Index Portfolio (Class S)

Voya RussellTM Large Cap Index Portfolio (Class S)

Voya Russell™ Large Cap Value Index Portfolio (Class S)

Voya Russell™ Mid Cap Growth Index Portfolio (Class S)

Voya RussellTM Mid Cap Index Portfolio (Class S)

Voya RussellTM Small Cap Index Portfolio (Class S)

Voya Small Company Portfolio (Class S)

Voya U. S. Bond Index Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® BlackRock Inflation Protected Bond Portfolio (Class S)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® DFA World Equity Portfolio (Class S)*

VY® FMRSM Diversified Mid Cap Portfolio (Class S)

VY® Franklin Income Portfolio (Class S)

VY® Franklin Mutual Shares Portfolio (Class S)

VY® Franklin Templeton Founding Strategy Portfolio (Class S)*

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class S2)

VY® Invesco Growth and Income Portfolio (Class S)

VY® JPMorgan Emerging Markets Equity Portfolio (Class S)

VY® JPMorgan Small Cap Core Equity Portfolio (Class S)

VY® Morgan Stanley Global Franchise Portfolio (Class S)

VY® Oppenheimer Global Portfolio (Class S)

VY® T. Rowe Price Capital Appreciation Portfolio (Class S)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class S)

VY® T. Rowe Price International Stock Portfolio (Class S)

VY® Templeton Foreign Equity Portfolio (Class S)

VY® Templeton Global Growth Portfolio (Class S)

*  These investment portfolios are offered in a “fund of funds” structure.  See “The Trusts and Funds” for more information about these investment portfolios.

More information can be found in the appendices.  See Appendix A for all subaccounts and valuation information.  Appendix B highlights each portfolio’s investment objective and adviser (and any subadviser or consultant), as well as indicates recent portfolio changes.  If you received a summary prospectus for any of the underlying investment portfolios available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the portfolio's summary prospectus.

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APPENDIX A – Condensed Financial Information.................................................................................................................................. A1

APPENDIX B – The Investment Portfolios............................................................................................................................................... B1

APPENDIX C – Fixed Account II................................................................................................................................................................ C1

APPENDIX D – Surrender Charge for Excess Withdrawals Example................................................................................................... D1

APPENDIX E – Special Funds and Excluded Funds Example............................................................................................................... E1

APPENDIX F – Examples of Minimum Guaranteed Income Benefit Calculation............................................................................ F1

APPENDIX G – Voya LifePay Plus and Voya JointVoya Joint LifePay Plus Partial Withdrawal Amount Examples.................. G1

APPENDIX H – Examples of Fixed Allocation Funds Automatic Rebalancing................................................................................. H1

APPENDIX I  – Voya LifePay Plus and Voya JointVoya Joint LifePay Plus........................................................................................ I1

APPENDIX J  – Voya LifePay and Voya JointVoya Joint LifePay......................................................................................................... J1

APPENDIX K – Minimum Guaranteed Withdrawal Benefit.................................................................................................................. K1

APPENDIX L – State Variations ................................................................................................................................................................. L1

APPENDIX M – Accepted Funds and Fixed Allocation Funds for Living Benefit Riders................................................................ M1

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Index of Special Terms

The following special terms are used throughout this prospectus.  Refer to the page(s) listed for an explanation of each term:

Special Term	Page
Accumulation Unit	5
Annuitant	15
Annual Ratchet	31
Annual Ratchet Enhanced Death Benefit	54
Annuity Start Date	5
Cash Surrender Value	15
Claim Date	52
Contract Date	15
Contract Owner	15
Contract Value	20
Contract Year	15
Covered Fund	8
Excluded Fund	8
Fixed Account	22
Fixed Interest Allocation	22
Free Withdrawal Amount	9
Market Value Adjustment	C2
Max 7 Enhanced Death Benefit	55
Net Investment Factor	5
Net Rate of Return	5
Premium Credit	19
Restricted Fund	7
Rider Date	23
7% Solution Death Benefit Element	55
Special Fund	8
Standard Death Benefit	53

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

Term Used in This Prospectus	Corresponding Term Used in the Contract
Annuity Start Date	Annuity Commencement Date
Contract Owner	Owner or Certificate Owner
Contract Value	Accumulation Value
Fixed Interest Allocation	Fixed Allocation
Guaranteed Interest Period	Guarantee Period
Subaccount(s)	Division(s)
Net Investment Factor	Experience Factor
Withdrawals	Partial Withdrawals

Architect - 133944                                                                          1

Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.  For more information about the fees and expenses, please see the “Charges and Fees” section later in the prospectus.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options.  State premium taxes may also be deducted.

Contract Owner Transaction Expenses1

Surrender Charge2:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	4%	3%	2%	0

Transfer Charge:  ..................................................................................................   $25 per transfer, currently zero

Premium Tax3:  ......................................................................................................   0% to 3.5%

Overnight Charge4:.................................................................................................   $20

1          If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions.  This may increase or decrease your contract value and/or your transfer or surrender amount.

2          An optional Surrender Charge Schedule may be available by rider for an additional charge.  This optional schedule has identical charges, but the charges are deducted only through your fourth contract year.

3          Any premium tax is deducted from the contract value.

4     You may choose to have this charge deducted from the net amount of a withdrawal you would like sent to you by overnight delivery service.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Trust or Fund fees and expenses.

Separate Account Annual Charges

Contract without any of the optional riders that may be available

Annual Contract Administrative Charge1..........................................................................   $40

(We waive this charge if the total of your premium payments is $100,000 or more, or if your contract value at the end of a contract year is $100,000 or more.)

	Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Mortality & Expense Risk Charge[2]	1.00%	1.30%	1.55%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Total[3]	1.15%	1.45%	1.70%

1          We deduct this charge on each contract anniversary and on surrender.

2          Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available for the same charge.  Mortality and Expense Risk Charges for Contracts purchased before January 28, 2008: Standard Death Benefit – 0.85%; Quarterly Ratchet Enhanced Death Benefit – 1.10%; and Max 7 Enhanced Death Benefit – 1.40%.  From January 28, 2008 through April 28, 2008, the Mortality and Expense Risk Charge for the Quarterly Ratchet was 1.25%.

3     These charges are as a percentage of average contract value in each subaccount.  These annual charges are deducted daily.

Architect - 133944                                                                          2

The next tables show the charges for the optional riders currently available with the Contract.  These charges would be in addition to the Separate Account Annual Charges noted above.  You may add only one of the three living benefit riders, namely: the Minimum Guaranteed Income Benefit; Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit; and Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit.  For more information about which one may be right for you, please see “Living Benefit Riders.”  For more information about the charges for the optional riders, please see “Charges and Fees – Optional Rider Charges.”

Optional Rider Charges1

Optional Surrender Charge Schedule rider:

Current Annual Charge	Maximum Annual Charge
0.45% of contract value	0.90% of contract value

Premium Credit rider2:

Contract with Standard Surrender Charge Schedule

Current Annual Charge	Maximum Annual Charge
0.55% of contract value	0.57% of contract value

Contract with Optional Surrender Charge Schedule rider

Current Annual Charge	Maximum Annual Charge
0.45% of contract value	0.50% of contract value

Minimum Guaranteed Income Benefit rider3:

Current Annual Charge	Maximum Annual Charge
0.75% of the MGIB Charge Base	1.50% of the MGIB Charge Base

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit rider4:

Current Annual Charge	Maximum Annual Charge
1.00% of the Voya LifePayVoya LifePay Plus Base	1.50% of the Voya LifePayVoya LifePay Plus Base

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider5:

Current Annual Charge	Maximum Annual Charge
1.20% of the Voya LifePay Plus Base	1.70% of the Voya LifePay Plus Base

1       Optional rider charges are expressed as a percentage, to the nearest hundredth of one percent.  The basis for an optional rider charge is sometimes a charge base, benefit base or contract value, as applicable.  Optional rider charges are deducted from the contract value in your subaccount allocations (and/or your Fixed Interest Allocations if there is insufficient contract value in the subaccounts).

2       The charge depends on the surrender charge schedule for your Contract, is a percentage of average daily assets in each subaccount, and is deducted daily.  With the standard surrender charge schedule, the charge lasts for your first seven contract years.  With the optional surrender charge schedule, the charge lasts for your first four contract years.

3       The charge for this rider is deducted quarterly.  For more information about how the MGIB Charge Base is determined, please see “–Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”) – Rider Charge.”

4       The Voya LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue.  The Voya LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after the contract issue.  The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge.  We promise not to increase the charge for your first five contract years.  For more information about the Voya LifePay Plus Base and Annual Ratchet, please see “Charges and Fees – Optional Rider Charges – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (Voya LifePay Plus) Rider Charge” and “Living Benefit Riders – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider – Annual Ratchet.”

Architect - 133944                                                                         3

5     The Voya LifePay Plus Base is calculated based on premium, excluding any premium credits, if this rider is elected at contract issue.  The Voya LifePay Plus Base is calculated based on contract value, excluding any premium credits applied during the preceding 36 months, if this rider is added after contract issue.  The charge for this rider can increase upon the Annual Ratchet once the Lifetime Withdrawal Phase begins, subject to the maximum charge.  We promise not to increase the charge for your first five contract years.  For more information about the Voya LifePay Plus Base and Annual Ratchet, please see “Charges and Fees – Optional Rider Charges – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (Voya Joint LifePay Plus) Rider Charge” and “Living Benefit Riders – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider – Annual Ratchet.”

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract.  More detail concerning each Trust or Fund’s fees and expenses is contained in the prospectus for each Trust or Fund.

Total Annual Trust or Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Trust or Fund assets, including management fees, distribution and/or service (12b-1) fees,[1,2] and other expenses):	0.53%	1.62%

1          The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company.  The percentage paid may vary from one fund company to another.  For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.  Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses.  The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.  These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

2          No Trust or Fund currently charges a redemption fee.  For more information about redemption fees, please see “Charges and Fees – Charges Deducted From the Contract Value – Redemption Fees.”

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated.  The costs reflected are the maximum charges for the Contract with the Annual Ratchet Enhanced Death Benefit and the most expensive combination of riders possible.  The Example also assumes that your investment has a 5% return each year, and assumes the maximum Trust or Fund fees and expenses.  Excluded are premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender or annuitize your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,418	$2,470	$3,004	$5,650
2) If you do not surrender your contract:*
1 year	3 years	5 years	10 years
$618	$1,870	$3,004	$5,650

* You cannot annuitize the Contract before the fifth contract anniversary.

Compensation is paid for the sale of the Contracts.  For information about this compensation, see “Other Contract Provisions – Selling the Contract.”

Architect - 133944                                                                          4

Fees Deducted by the Funds

Fund Fee Information.  The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund.  Fund fees are one factor that impacts the value of a fund share.  Please refer to the fund prospectuses for more information and to learn more about additional factors.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company.  The percentage paid may vary from one fund company to another.  For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets.  Any such fees deducted from fund assets are disclosed in the fund prospectuses.  The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates.  These additional payments may also be used by the Company to finance distribution.  These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.  Please see “Charges and Fees – Trust and Fund Expenses” for more information.

In the case of fund companies affiliated with the Company, where an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers.  Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.  Investment management fees are apportioned between the affiliated investment adviser and subadviser.  This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the affiliated investment adviser.  This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses.  Please see “Charges and Fees – Trust and Fund Expenses” for more information.

How Fees are Deducted.  Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

Condensed Financial Information

Accumulation Unit

We use accumulation units to calculate the value of a Contract.  Each subaccount of Separate Account B has its own accumulation unit value.  The accumulation units are valued each business day that the New York Stock Exchange is open for trading.  Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio.  Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of VIAC Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in “Appendix A — Condensed Financial Information” – for the lowest and highest combination of asset-based charges.  The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.  Complete information is available in the SAI.

The Net Investment Factor

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount.  The Net Investment Factor is calculated for each subaccount as follows:

1)     We take the net asset value of the subaccount at the end of each business day.

2)     We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount.  We subtract from that amount a charge for our taxes, if any.

3)     We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

4)     We then subtract the applicable daily charges from the subaccount: the mortality and expense risk charge; the asset-based administrative charge; and any optional rider charges.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

Architect - 133944                                                                          5

Financial Statements

The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Separate Account B and the financial statements and the related notes to financial statements for Voya Insurance and Annuity Company are included in the Statement of Additional Information.

Separate Account B

Separate Account B was established as a separate account of the Company on July 14, 1988.  It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).  Separate Account B is a separate investment account used for our variable annuity contracts.  We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts.  Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund.  Each investment portfolio has its own distinct investment objectives and policies.  Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company.  Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company.  They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B.  If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account.  When we deduct the fees we charge for the Contract, these would constitute excess assets that we would transfer to the general account.  We are obligated to pay all benefits and make all payments provided under the Contracts, and will keep the Separate Account fully funded to cover such liabilities.

Note:      Other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus.  Separate Account B may also invest in other investment portfolios which are not available under your Contract.  Under certain circumstances, we may make certain changes to the subaccounts.  For more information, see “The Annuity Contract — Addition, Deletion, or Substitution of Subaccounts and Other Changes.”

Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014 we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

Architect - 133944                                                                          6

Product Regulation.  Our products are subject to a complex and extensive array of state and federal tax, securities and insurance laws, and regulations, which are administered and enforced by a number of governmental and self-regulatory authorities.  Specifically, U.S. federal income tax law imposes requirements relating to nonqualified annuity product design, administration, and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code.  (See “Federal Tax Considerations” for further discussion of some of these requirements.)  Failure to administer certain nonqualified contract features (for example, contractual annuity start dates in nonqualified annuities) could affect such beneficial tax treatment.  In addition, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution, and administration.  Failure to meet any of these complex tax, securities, or insurance requirements could subject the Company to administrative penalties, unanticipated remediation, or other claims and costs.

The Trusts and Funds

You will find more detailed information about the Trusts and Funds currently available under your Contract in Appendix B — The Investment Portfolios.  A prospectus containing more complete information on each Trust or Fund may be obtained by calling Customer Service at 800-366-0066.  You should read the prospectus carefully before investing.

Certain funds are designated as “fund of funds.”  Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.  Consult with your investment professional to determine if the Portfolios may be suited to your financial needs, investment time horizon and risk comfort level.  You should periodically review these factors to determine if you need to change your investment strategy.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

Restricted Funds

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund.  We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios.  We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time.  Currently, we have not designated any investment option as a Restricted Fund.  If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund.  Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value.  We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging).  If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds.  However, if the contract value in the Restricted Funds exceeds the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will allocate pro-rata the portion of any premium payment that exceeds the limits with a Restricted Fund to your other investment option choices not designated as Restricted Funds, or to a specially designated subaccount if there are none (currently, the Voya Liquid Assets Portfolio), unless you instruct us otherwise.

Architect - 133944                                                                          7

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above.  If the total amount of your requested transfer exceeds the applicable limits, we will inform your financial representative or you that we will not process any part of the transfer and that new instructions will be required.  We will not limit transfers from Restricted Funds.  If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see “Withdrawals” and “Transfers Among Your Investments (Excessive Trading Policy)” in this prospectus for more information on the effect of Restricted Funds.

Covered Funds, Special Funds and Excluded Funds

For purposes of determining death benefits and benefits under the living benefit riders, we assign the investment options to one of three categories of funds. The categories are:

1)     Covered Funds;

2)     Special Funds; and

3)     Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits.  Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided.  Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility.  No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit.  For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another.  We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.  For more information about these categories of funds with a death benefit, please see “Death Benefit Choices – Death Benefit During the Accumulation Phase” and Appendix E for examples.  These categories of funds also apply to the Minimum Guaranteed Income Benefit rider.  Please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”)” for more information.

Charges and Fees

We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts.  We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts.  Some of the charges are for optional riders, so they are only deducted if you elect to purchase the rider.  The amount of a Contract charge will not always correspond to the actual costs associated with the charge.  For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided.  We expect to profit from the charges, including the mortality and expense risk charge and rider and benefit charges, and we may use the proceeds to finance the distribution of Contracts.

Charge Deduction Subaccount

You may elect to have all charges, except daily charges, against your contract value deducted directly from a single subaccount designated by the Company.  Currently, we use the Voya Liquid Assets Portfolio for this purpose.  If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below.  You may cancel this option at any time by sending notice to Customer Service in a form satisfactory to us.

Architect - 133944                                                                          8

Charges Deducted from the Contract Value

We deduct the following charges from your contract value:

Surrender Charge.  We will deduct a contingent deferred sales charge (a “surrender charge”) if you surrender your Contract, or if you take a withdrawal in excess of the Free Withdrawal Amount, during either the four or seven year period from the date we receive and accept a premium payment.  The Contract has a standard surrender charge schedule, which lasts seven years, and an optional, four-year surrender charge schedule may be available by rider, for an additional charge (see below for more information about the charge).  With the optional surrender charge schedule, you may only add the rider to your Contract at the time of issue.

We base the surrender charge on a percentage of each premium payment withdrawn.  The surrender charge is based on the amount requested for withdrawal.  The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal.  This charge is intended to cover sales expenses that we have incurred.  We may reduce or waive the surrender charge in certain situations.  We will never charge more than the maximum surrender charge.  The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made.  We determine the surrender charge as a percentage of each premium payment as follows:

Standard Surrender Charge Schedule:

Complete Years Elapsed	0	1	2	3	4	5	6	7+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	4%	3%	2%	0

Optional Surrender Charge Schedule:

Complete Years Elapsed	0	1	2	3	4+
Since Premium Payment
Surrender Charge (as a percentage of Premium Payment withdrawn)	8%	7%	6%	5%	0

Waiver of Surrender Charge for Extended Medical Care or Terminal Illness.  We will waive the surrender charge in most states in the following events:  (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at Customer Service during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness.  We have the right to require an examination by a physician of our choice.  If we require such an examination, we will pay for it.  You are required to send us satisfactory written proof of illness.  See your Contract for more information.  The waiver of surrender charge may not be available in all states.

Free Withdrawal Amount.  The Free Withdrawal Amount in any contract year is 10% of your contract value, including any premium credits, on the date of the withdrawal less any prior withdrawals during that contract year.  The Free Withdrawal Amount does not constitute a withdrawal of premiums.

Surrender Charge for Excess Withdrawals.  We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Tax Code.  We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount.  If any single withdrawal or sum of withdrawals exceeds the Free Withdrawal Amount, then you will incur a surrender charge on the excess portion, no matter that the withdrawal is a regular withdrawal or a systematic withdrawal.  Premium taxes may also apply.  We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken.  In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested.  Any withdrawal from a Fixed Interest Allocation more than 30 days before its maturity date will trigger a Market Value Adjustment.  See Appendix C for more information.

Architect - 133944                                                                          9

For the purpose of calculating the surrender charge for an excess withdrawal:  (i) we treat premiums as being withdrawn on a first-in, first-out basis; and (ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments.  We have included an example of how this works in Appendix D.  Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

Premium Taxes.  We may charge for state and local premium taxes depending on your state of residence.  These taxes can range from 0% to 3.5% of the premium payment.  We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or in the case of a living benefit rider, the benefit base (e.g., MGIB Charge Base or Voya LifePay Plus Base), if exercised, on the annuity start date.  However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin.  In those states, we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

Administrative Charge.  We deduct an annual administrative charge on each Contract anniversary.  If you surrender your Contract prior to a Contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you.  The charge is $40 per Contract.  We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by VIAC.  We deduct the charge proportionately from all subaccounts in which you are invested.  If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

Transfer Charge.  We currently do not deduct any charges for transfers made during a contract year.  We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year.  The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

Overnight Charge.  You may choose to have the $20 charge for overnight delivery deducted from the net amount of withdrawal you would like sent to you by overnight delivery service.

Redemption Fees.  If applicable, we may deduct the amount of any redemption fees imposed by the underlying portfolios as a result of withdrawals, transfers or other fund transactions you initiate.  Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value.  For a more complete description of the funds’ fees and expenses, review each funds’ prospectus.

Charges Deducted from the Subaccounts

Mortality and Expense Risk Charge.  The amount of the mortality and expense risk charge depends on the death benefit you have elected.  The charge is deducted on each business day and is a percentage of average daily assets based on the assets you have in each subaccount.  The mortality and expense risk charge compensates the Company for death benefit and annuitization risks and the risk that expense charges will not cover actual expenses.  The death benefit risk is that actual mortality rates in the aggregate may exceed expected mortality rates.  The annuitization risk is that actual mortality rates may be lower than expected mortality rates.  If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Standard Death Benefit	Annual Ratchet Enhanced Death Benefit	Max 7 Enhanced Death Benefit
Annual Charge 1.00%	Annual Charge 1.30%	Annual Charge 1.55%

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit for the same charge.  Mortality and Expense Risk Charges for Contracts purchased before January 28, 2008: Standard Death Benefit – 0.85%; Quarterly Ratchet Enhanced Death Benefit – 1.10%; and Max 7 Enhanced Death Benefit – 1.40%.  From January 28, 2008 through April 28, 2008, the Mortality and Expense Risk Charge for the Quarterly Ratchet was 1.25%.

Architect - 133944                                                                         10

Asset-Based Administrative Charge.  The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount.  We deduct the charge on each business day at the rate of 0.0004% of average daily assets based on the assets you have in each subaccount.  The asset-based administrative charge compensates us for the expenses incurred with administering the Contract.

Optional Rider Charges.  Some features and benefits of the Contract are available by rider for an additional charge.  Availability is subject to state approval and sometimes broker/dealer approval.  Once elected, a rider cannot be canceled independently of the Contract.  Below is information about the charge for a rider.  Riders are expressed as a percentage, rounded to the nearest hundredth of one percent.  Riders are subject to conditions and limitations.  For more information about how the Premium Credit rider works, including the conditions and limitations, please see “The Annuity Contract – Additional Credit to Premium.”  For more information about how each of the living benefit riders works, including the defined terms used in connection with the riders, as well as the conditions and limitations, please see “Living Benefit Riders.”

Optional Surrender Charge Schedule Rider Charge.  The maximum annual charge for the Optional Surrender Charge Schedule rider is 0.90%.  Currently, the charge is 0.45% annually, which charge is deducted quarterly, at the rate of 0.12%, from the subaccounts in which you are invested based on the contract date (contract year versus calendar year).  The charge lasts for your first four contract years.  We deduct the charge in arrears, meaning the first charge is deducted at the end of the first quarter from the contract date.  If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.  We reserve the right to change the charge for this rider, subject to the maximum annual charge.  If changed, the new charge will only apply to riders issued after the change.

Premium Credit Rider Charge.  The charge for the Premium Credit rider depends on the surrender charge schedule for your Contract.

With the standard surrender charge schedule, the maximum annual charge is 0.57%.  Currently, the charge is 0.55% annually, which charge is deducted at the end of each business day from the subaccounts in which you are invested and any Fixed Interest Allocations.  We reflect the charge, or portion of the charge, with any Fixed Interest Allocation by correspondingly reducing the interest that otherwise would be credited, resulting in the interest credited being less than that at the guaranteed rate for the guaranteed interest period.  For more information about the Fixed Interest Allocation, please see Appendix C.  The charge lasts for your first seven contract years.

With the Optional Surrender Charge Schedule rider, the maximum annual charge for the Premium Credit rider is 0.50%, currently 0.45% annually, lasting your first four contract years.

We reserve the right to change the charges for this rider, subject to the maximum annual charge.  If changed, the new charge will only apply to riders issued after the change.  The cost of providing the Premium Credit rider is generally covered by the Premium Credit rider charge, the deduction schedule for forfeiture of the premium credit on return of the Contract during the free look period, surrender or withdrawals, and death, and, to some degree, by the mortality and expense risk charge.  We expect to make a profit on those Contracts under which the Premium Credit rider is elected.

Minimum Guaranteed Income Benefit (MGIB) Rider Charge.  The charge for the MGIB rider, a living benefit, is deducted quarterly, and is a percentage of the MGIB Charge Base:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears from the subaccounts in which you are invested based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter from the contract date.  The charge is deducted even if you decide never to exercise your right to annuitize under this rider.  For more information about how this rider works, including how the MGIB Charge Base is determined, please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider).”

Architect - 133944                                                                         11

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

We reserve the right to change the charge for this rider, subject to the maximum annual charge.  If changed, the new charge will only apply to riders issued after the change.

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (Voya LifePay Plus) Rider Charge.  The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.00%

This quarterly charge is a percentage of the Voya LifePay Plus Base.  We deduct the charge in arrears based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter following the rider effective date.  If the rider is elected at contract issue, the rider effective date is the same as the contract date.  If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.  A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.  The charge will be pro-rated when the rider is terminated.  Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status.  Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met.  We reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins.  You will never pay more than new issues of this rider, subject to the maximum annual charge.  We promise not to increase the charge for your first five contract years.  For more information about how this rider works, please see “Living Benefit Riders – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.”

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

Please Note:  The above information pertains to the form of the Voya LifePay Plus rider which was available for sale  from May 1, 2009 until March15, 2010 in states where approved.  If you purchased a prior version of the Voya LifePay Plus rider, please see Appendix I for more information.

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (Voya Joint LifePay Plus) Rider Charge.  The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.70%	1.20%

This quarterly charge is a percentage of the Voya LifePay Plus Base.  We deduct the charge in arrears based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter following the rider effective date.  If the rider is elected at contract issue, the rider effective date is the same as the contract date.  If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.  A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.  The charge will be pro-rated when the rider is terminated.  Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status.  Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met.  We reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins.  You will never pay more than new issues of this rider, subject to the maximum annual charge.  We promise not to increase the charge for your first five contract years.  For more information about how this rider works, please see “Living Benefit Riders – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.”

Architect - 133944                                                                         12

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

Please Note:  The above information pertains to the form of the Voya Joint LifePay Plus rider which was available for sale from May 1, 2009 until March 15, 2010, in states where approved.  If you purchased a prior version of the Voya LifePay Plus rider, please see Appendix I for more information.

Trust and Fund Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund.  In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the company and its affiliates, for administrative and contract owner services provided on behalf of the fund.  Furthermore, certain funds may deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.  For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.  You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

The company may receive substantial revenue from each of the funds or the funds’ affiliates, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining the contract fees and charges and whether to offer a fund through our contracts.  Fund revenue is important to the company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another company affiliate, generate the largest dollar amount of revenue for the company. Affiliated funds may also be subadvised by a company affiliate or by an unaffiliated third party.  Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the company.  The company expects to make a profit from this revenue to the extent it exceeds the company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.

The revenue received by the company from affiliated funds may be deducted from fund assets and may include:

•         A share of the management fee;

•         Service fees;

•         For certain share classes, compensation paid from 12b-1 fees; and

•         Other revenues that may be based either on an annual percentage of average net assets held in the fund by the company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser.  Because subadvisory fees vary by subadviser, varying amounts of revenue may be retained by the affiliated investment adviser and ultimately shared with the Company.  The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization.  The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Architect - 133944                                                                         13

Revenue Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenues received by the company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

•         Service fees;

•         For certain share classes, compensation paid from 12b-1 fees; and

•         Additional payments for administrative, recordkeeping or other services that we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials.  These additional payments do not increase directly or indirectly the fees and expenses shown in each fund’s prospectus.  These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the company or its affiliates in 2014, in connection with the registered annuity contracts issued by the company, that ranking would be as follows:

  BlackRock Variable Series Funds, Inc.
  Fidelity Variable Insurance Products\
  ProFunds VP

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the company or its affiliates in 2014, the affiliated funds would be at the top of the list.

In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in company sales conferences or educational and training meetings.  In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings.  In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to company representatives and wholesalers rather than monetary benefits.  These benefits and opportunities include, but are not limited to, co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel and opportunity to host due diligence meetings for representatives and wholesalers.

Certain funds may be structured as “fund of funds.”  These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  These funds are affiliated funds, and the underlying funds in which they invest may be affiliated funds as well.  The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.

Please note that certain management personnel and other employees of the company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.  For more information, please see “Other Contract Provisions – Selling the Contract.”

The Annuity Contract

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract.  The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B.  It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account.  See Appendix C for more information on the Fixed Account.  If you have any questions concerning this Contract, contact your registered representative or call Customer Service at 1-800-366-0066.

Architect - 133944                                                                         14

Contract Date and Contract Year

The date the Contract became effective is the contract date.  Each 12-month period following the contract date is a contract year.

Contract Owner

You are the contract owner.  You have the rights and options described in the Contract.  One or more persons may own the Contract.  If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.  In the event a selected death benefit is not available, the Standard Death Benefit will apply.

The death benefit becomes payable when you die.  If the owner is a non-natural owner, the death benefit is payable upon the death of the annuitant.  In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due.  The sole contract owner’s estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner.  In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary.  This will override any previous beneficiary designation.  See “Joint Owner” below.

Joint Owner

For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect.  Joint owners may independently exercise transfers and other transactions allowed under the Contract.  All other rights of ownership must be exercised by both owners.  Joint owners own equal shares of any benefits accruing or payments made to them.  All rights of a joint owner end at death of that owner if the other joint owner survives.  The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable.  Joint owners may only select the Standard Death Benefit option.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit.  See “Change of Contract Owner or Beneficiary” below.  Adding a joint owner to the Contract post issue with either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit will cause that death benefit to end.  If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply.  If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value.  The mortality and expense risk charge going forward will reflect the change in death benefit.  Note that returning a Contract to single owner status will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.  Unless otherwise specified, the term “age” when used for joint owners shall mean the age of the oldest owner.

Annuity Start Date

The annuity start date is the date you start receiving annuity payments under your Contract.  The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase.  The accumulation phase is the period between the contract date and the annuity start date.  The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

Annuitant

The annuitant is the person designated by you to be the measuring life in determining annuity payments.  On and after May 1, 2009, a joint annuitant may also be designated.  You are the annuitant unless you name another annuitant in the application.  The annuitant’s age determines when the income phase must begin and the amount of the annuity payments to be paid.  In the case of a non-natural owner and joint annuitants, the oldest annuitant’s age is used.  The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date.  You may not change the annuitant after the Contract is in effect except as described below.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant.  If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant.  In the event of joint owners, the youngest will be the contingent annuitant.  The contract owner may designate a new annuitant within 60 days of the death of the annuitant.  If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant’s estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due.  If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Architect - 133944                                                                         15

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply.  You should consult your tax and/or legal adviser for more information if the contract owner is not an individual.

Beneficiary

The beneficiary is named by you in a written request.  The beneficiary is the person who receives any death benefit proceeds.  The beneficiary may become the successor contract owner if the contract owner, who is a spouse, dies before the income phase start date.  We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any.  If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner’s estate.

One or more persons may be a beneficiary or contingent beneficiary.  In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries, unless you indicate otherwise in writing.

Please note that only the Standard Death Benefit is available on a Contract with joint annuitants.

Change of Contract Owner or Beneficiary

During the annuitant’s lifetime, you may transfer ownership of a non-qualified Contract.  A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, and the continuation of any other optional rider that you have elected.  The new owner’s age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges (the annuitant’s age for non-natural owners).  The new owner’s death will determine when a death benefit is payable (the annuitant’s death for non-natural owners).

Before Ownership Change	Maximum New Owner Issue Age	After Ownership Change
Standard Death Benefit	85	Standard Death Benefit
Annual Ratchet Enhanced Death Benefit	75	Annual Ratchet Enhanced Death Benefit
Annual Ratchet Enhanced Death Benefit	76	Standard Death Benefit
Max 7 Enhanced Death Benefit	69	Max 7 Enhanced Death Benefit
Max 7 Enhanced Death Benefit	70	Standard Death Benefit

For Contracts issued before May 1, 2009, the maximum new owner issue age was 75 for continuation of both the Annual Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit, Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit.  For Contracts issued before April 28, 2008, the maximum new owner issue age was 79 for continuation of both the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit.  Otherwise, the death benefit after the ownership change will be the Standard Death Benefit, so long as the new owner is no older than age 85.

In the event the new owner is age 86 or older, or the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit after the ownership change will be the cash surrender value.  The mortality and expense risk charge going forward will reflect the change in death benefit.  Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore either the Annual Ratchet Enhanced Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or Max 7 Enhanced Death Benefit.

An ownership change may cause a living benefit rider to terminate.  Such depends on the rider and whether spousal continuation is allowed.  For more information about an ownership change with the MGIB rider, please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).”  For more information with the Voya LifePay Plus rider, please see “Living Benefit Riders – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.  And for more information with the Voya Joint LifePay Plus rider, please see “Living Benefit Riders – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.”

A change of owner likely has tax consequences.  See “Federal Tax Considerations” in this prospectus.

Architect - 133944                                                                         16

You have the right to change beneficiaries during the annuitant’s lifetime unless you have designated an irrevocable beneficiary.  If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.  In the event of joint owners all must agree to change a beneficiary.

In the event of a death claim, we will honor the form of payment of the death benefit specified by the beneficiary to the extent permitted under Section 72(s) of the Tax Code.  You may also restrict a beneficiary’s right to elect an income phase payment option or receive a lump-sum payment.  If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to Customer Service.  Please date your requests.  The change will be effective as of the day we receive the request.  The change will not affect any payment made or action taken by us before recording the change.

Purchase and Availability of the Contract

We are longer offer the Contract for sale to new purchasers.

We will issue a Contract with the Standard Death Benefit SO LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application.  Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	Voya LifePay Plus rider or Voya Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the annuitant and contract owner at the time of application.  The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider.  Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, you could purchase a Contract with the Max 7 Enhanced Death Benefit SO LONG AS both the annuitant and the contract owner were age 79 or younger at the time of application AND you purchase the Voya LifePay Plus rider or Voya Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you).  Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.  Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit.  Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts).  You may make additional payments of $100 or more ($50 for qualified Contracts) at any time after the free look period and up to the contract anniversary after your 86th birthday.  Under certain circumstances, we may waive the minimum premium payment requirement.  We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements.  An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,500,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  The tax-deferred feature is more attractive to people in high federal and state tax brackets.  You should not buy this Contract: (i) if you are looking for a short-term investment; (ii) if you cannot risk getting back less money than you put in; or (iii) if your assets are in a plan which provides for tax-deferral and you see no other reason to purchase this Contract.  When considering an investment in the Contract, you should consult with your investment professional about your financial goals, investment time horizon and risk tolerance.

Replacing an existing insurance contract with this Contract may not be beneficial to you.  Before purchasing the Contract, determine whether your existing contract will be subject to any fees or penalties upon surrender.  Also, compare the fees, charges, coverage provisions and limitations, if any, of your existing contract with those of the Contract described in this prospectus.

Architect - 133944                                                                         17

IRAs and other qualified plans already have the tax-deferral feature found in this Contract.  For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income.  You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost.  See “Fees and Expenses” and “Charges and Fees” in this prospectus.  If you are considering an Enhanced Death Benefit Option and your contract will be an IRA, see “Federal Tax Considerations - Tax Consequences of Living Benefits and Death Benefit” in this prospectus.  If this Contract is issued as an IRA, no contributions may be made for the taxable year in which you attain age 70½.  This Contract is not available as a SIMPLE IRA under Section 408(p) of the Tax Code.

Crediting of Premium Payments

We will process your initial premium within 2 business days after receipt and allocate the payment according to the instructions you specify at the accumulation unit value next determined, if the application and all information necessary for processing the Contract are complete.  We will process subsequent premium payments within 1 business day if we receive all information necessary.  In certain states we also accept initial and additional premium payments by wire order.  Wire transmittals must be accompanied by sufficient electronically transmitted data.  We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application.  If the application cannot be completed within this period, we will inform you of the reasons for the delay.  We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.  If you choose to have us hold the premium payment, it will be held in a non-interest bearing account.

If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount.  If we are unable to reach you or your representative within 5 days, we will consider the application incomplete.  Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions.  The procedure we follow depends on state availability and the procedures of your broker/dealer.

1)     If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment.  If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided.  Some states require that we return the premium paid.

2)     If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with a Contract Acknowledgement and Delivery Statement for your execution.  Until Customer Service receives the executed Contract Acknowledgement and Delivery Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you.  We may require additional information before complying with your request (e.g., signature guarantee).

We will ask about any missing information related to subsequent payments.  We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise.  Any fixed allocation(s) will not be considered in the pro-rata calculations.  If a subaccount is no longer available (including due to a fund purchase restriction) or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation.  For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units.  We divide the amount of the premium payment and premium credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract.  The net investment results of each subaccount vary with its investment performance.

Architect - 133944                                                                         18

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Voya Liquid Assets Portfolio) during the free look period.  After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected.  The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount.  Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

Additional Credit to Premium

At the time of application, you may elect the Premium Credit rider.  If elected, a credit will be added to your Contract equal to a percentage of all premium payments received during the first contract year (“premium credit”).  If you have elected to retain the standard surrender charge schedule, the premium credit equals 4% of the first contract year premium payments and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment portfolio.  If you have elected the Optional Surrender Charge Schedule rider, the premium credit equals 2% of the first contract year premium payments and will be allocated among each subaccount and fixed interest allocation you have selected in proportion to your allocation of the applicable premium in each investment portfolio.

Currently, the Premium Credit rider is available only if elected at the time of application prior to issuance of the Contract and is irrevocable.  However, we reserve the right to make the Premium Credit rider available to inforce contract owners.  We may increase, decrease or discontinue the premium credit at our discretion.

There is a separate charge for the Premium Credit rider which is a daily asset-based charge deducted from your Contract value.  Please see the “Charges and Fees” section for a description of this charge.

The premium credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In certain circumstances, we deduct part or all of previously applied premium credits from the amount we pay to you or your beneficiary.  If you return your Contract within the free look period, we will deduct all premium credits from the refund amount.  If a death benefit becomes payable, we will deduct any premium credits added to your Contract since or within 12 months of the date of death.  If you surrender your Contract or take a withdrawal, we will deduct a portion of the premium credit added to your contract value based on the percentage of first year premium withdrawn and the contract year of surrender or withdrawal in accordance with the following table:

Premium Credit Deduction With Standard Surrender Charge Schedule

Contract Year of Surrender or Withdrawal	Percentage of Premium Credit Deducted (based on percentage of first year premium withdrawn)
Years 1-2	100%
Years 3-4	75%
Years 5-6	50%
Year 7	25%
Years 8+	0%

Premium Credit Deduction With Optional Surrender Charge Schedule

Contract Year of Surrender or Withdrawal	Percentage of Premium Credit Deducted (based on percentage of first year premium withdrawn)
Year 1	100%
Year 2	75%
Year 3	50%
Year 4	25%
Years 5+	0%

Architect - 133944                                                                         19

Because free withdrawal amounts are not considered withdrawals of premium, the associated premium credits will not be deducted when withdrawals do not exceed the free withdrawal amount.  Please note the deduction of the premium credit will still be taken if the surrender charges have been waived for extended medical care or terminal illness.  If we deduct a premium credit from any amount we pay to you, we will deduct the full dollar amount of the premium credit deducted.  You will retain any gains, and you will also bear any losses, that are attributable to the premium credit we deduct.

There may be circumstances under which the Contract owner may be worse off from having received a premium credit.  For example, this could occur if the contract owner returns the Contract during the applicable free look period.  Upon a free look, we deduct the premium credit that had been credited.  If the state law provides that contract value is returned on a free look, and if the performance of the applicable subaccounts has been negative during that period, we will return the contract value less the premium credit.  Negative performance associated with the premium credit at any time will reduce the contract value more than if the premium credit had not been applied.  In addition, the expenses for a Contract with the Premium Credit rider may be higher than for Contracts without the Premium Credit rider.  Over time, and under certain circumstances, the amount of the premium credit may be more than offset by the additional fees and charges associated with the premium credit.

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers’ identities are properly verified and that premiums and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require policy owners, insured persons and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

We may also refuse to accept certain forms of premium payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000.00, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment and not issuing the Contract.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements.  We will process your request at the contract value next determined only after you have met all administrative requirements.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions (for example, a facsimile withdrawal request form), even if appropriate identifying information is provided.

Contract Value

We determine your contract value on a daily basis beginning on the contract date.  Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

Contract Value in Fixed Interest Allocations.  The contract value in your Fixed Interest Allocation is the sum of premium payments and premium credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such transfer or withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

Architect - 133944                                                                         20

Contract Value in the Subaccounts.  On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added premium credit designated to be allocated to the subaccount.  On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period.  In such a case, the portion of your initial premium and added premium credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Voya Liquid Assets Portfolio).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

1)     We take the contract value in the subaccount at the end of the preceding business day.

2)     We multiply (1) by the subaccount’s Net Rate of Return since the preceding business day.

3)     We add (1) and (2).

4)     We add to (3) any additional premium payments and premium credits, and then add or subtract any transfers to or from that subaccount.

5)     We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract.  The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment.  See Appendix C for a description of the calculation of cash surrender value under any Fixed Interest Allocation.  We do not guarantee any minimum cash surrender value.  On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, any redemption fees, the annual contract administrative fee (unless waived), any optional benefit rider charge, any premium credit deduction and any other charges incurred but not yet deducted.

Surrendering to Receive the Cash Surrender Value.  You may surrender the Contract at any time while the annuitant is living and before the annuity start date.  A surrender is effective on the date we receive your written request and the Contract at Customer Service.  After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined.  Once paid, all benefits under the Contract will terminate.  You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options.  We will usually pay the cash surrender value within 7 days.

Consult your tax and/or legal adviser regarding the tax consequences associated with surrendering your Contract.  A surrender made before you reach age 59½ may result in a 10% tax penalty.  See “Federal Tax Considerations” for more details.

Addition, Deletion or Substitution of Subaccounts and Other Changes

We may make additional subaccounts available to you under the Contract.  These subaccounts will invest in investment portfolios we find suitable for your Contract.  We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract, compliance with regulatory requirements and subject to SEC approval.

We may amend the Contract to conform to applicable laws or governmental regulations.  If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) combine two or more accounts or substitute another portfolio for existing and future investments.  If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise.  The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

Subject to SEC approval, we reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

Architect - 133944                                                                         21

Fixed Interest Allocation (The Fixed Account)

The Fixed Account is a segregated asset account which contains the assets that support a contract owner’s Fixed Interest Allocations.  See Appendix C and the Fixed Account II prospectus for more information.  To obtain a copy of the Fixed Account II prospectus, write to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website (http://www.sec.gov).

State Variations

Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus.  Key variations are described in Appendix L.  This prospectus provides a general description of the Contract, so please see your Contract, any endorsements and riders for the details.

Other Contracts

We and our affiliates offer various other products with different features and terms than the Contracts, and that may offer some or all of the same investment portfolios.  These products have different benefits, fees and charges, and may or may not better match your needs.  You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact Customer Service or your registered representative.  Also, broker/dealers selling the Contract may limit its availability or the availability of an optional feature (for example, by imposing restrictions on eligibility), or decline to make an optional feature available.  Please talk to your registered representative for further details.

living benefit riders

Some features and benefits of the Contract, if available, are available by rider for an additional charge.  Once elected, the riders generally may not be cancelled.  You may not remove the rider and charges will be assessed regardless of the performance of your Contract.  Please see “Charges and Fees — Optional Rider Charges” for information on rider charges.

The optional riders may not be available for all investors.  Please check your application for the Contract to be sure.  You should analyze each rider thoroughly and understand it completely before you select one.  The optional riders do not guarantee any return of principal or premium payments and do not guarantee performance of any specific investment portfolio under the contract.  You should consult a qualified financial adviser in evaluating the riders.  Customer Service may be able to answer your questions.  The telephone number is (800) 366-0066.

The Contract has three living benefit riders offering protection against the investment risks with your Contract:

  The Minimum Guaranteed Income Benefit rider, which you may wish to purchase if you are concerned about having a minimum amount of income in annuitizing your Contract;
  The Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are concerned that you may outlive your income; and
  The Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider, which you may wish to purchase if you are married and concerned that you and your spouse may outlive your income.

These living benefit riders are described further below.  You may only add one living benefit rider to your Contract.  We do, however, reserve the right to allow the purchase of more than one living benefit rider in the future.  You should not purchase the Voya LifePay Plus rider with multiple owners, unless the owners are spouses.  More information about earlier versions of the guaranteed withdrawal benefit riders (including lifetime versions) is in the appendices.

Minimum Guaranteed Income Benefit Rider (the “MGIB rider”).  The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date (as defined below), regardless of fluctuating market conditions.  The minimum guaranteed amount of annuity income will depend on the amount of premiums you pay and any premium credits you receive, if applicable, during the first five contract years after you purchase the rider, the premium credits we add, the amount of contract value you allocate or transfer to Special Funds (as defined below) or Excluded Funds (as defined below), the MGIB Rate (as defined below), the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the MGIB rider is in effect.  Thus, investing in Special Funds or Excluded Funds may limit the benefit under the MGIB rider.

Architect - 133944                                                                         22

Enhancement Offers.  Voya Insurance and Annuity Company (the “Company”) is endorsing certain versions of the Minimum Guaranteed Income Benefit Rider (the “MGIB Rider”) to (i) make an Enhanced Annuitization Offer (the “Enhancement Offer”) to eligible contract owners who purchased the MGIB Rider and who choose to annuitize under the MGIB Rider on  Special Exercise Dates (“Special Exercise Date”) as designated below, and (ii) waive the 10-year waiting period (the “Waiver”) for annuitization under the MGIB Rider for contract anniversaries occurring on or after the corresponding designated dates.

As part of the Enhancement Offer, if you choose to annuitize (i.e., begin receiving income phase payments) under the MGIB Rider on the Special Exercise Dates, we will increase the MGIB Benefit Base, which is used to determine income phase payments under the MGIB Rider, by a designed amount.  This increased amount is known as the Enhanced MGIB Benefit Base.  You are not required to accept the Enhancement Offer or annuitize under the Waiver, and you do not need to take any action if you do not want to accept the Enhancement Offer.  The Enhancement Offer is an offer to enhance the benefit base used to determine annuity payments under the MGIB Rider.  It is not an offer to enhance your Contract’s cash surrender value in exchange for surrendering your contract.

At this time we are limiting the Waivers and Enhancement Offers to contract owners who have purchased certain versions of the MGIB Rider.  If you do not, or did not, elect the Enhancement Offer, the waiting period will also be waived as of the Waiver date, however the Enhanced MGIB Benefit Base will no longer be available after the Offer Window.  Additional details regarding the Enhancement Offers and the Waivers are provided below.

MGIB Rider Form Number	Special Exercise Date	Waiver for Contract anniversaries on or after:	Enhanced MGIB Benefit Base	Offer Window (no less than)
IU-RA-1047 (1/05)*	November 14, 2014	January 15, 2015	10%	60-day period
IU-RA-1047 (08/06)*	May 15, 2015	July 15, 2015	5%	30-day period

*    Except for Contracts in states that have not approved the Enhanced MGIB Benefit Base and Waiver endorsement.

The Enhancement Offer and Waiver will not be appropriate for all contract owners and it may not be in your best interest to accept the Enhancement Offer or annuitize under the Waiver.  By accepting the Enhancement Offer or Waiver, you are giving up the potential for your contract value and the MGIB Benefit Base to increase over time.  You should carefully review the detailed supplements previously sent to Contract Holders and make sure you understand the terms of the Enhancement Offer and the Waiver prior to making a decision on whether or not to annuitize under the MGIB Rider.  Your financial professional can help you understand whether the Enhancement Offer or Waiver would be appropriate for you.

Purchase.  The MGIB rider is no longer available for purchase, including purchase by owners of existing Contracts.  Previously, you must have been age 75 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date to purchase the MGIB rider.  Before April 28, 2008, the maximum age was 79.  Some broker dealers may limit availability of the rider to younger ages.  The MGIB rider must have been purchased on the contract date.  Previously, the Company in its discretion could allow the purchase of this rider after the contract date.  The MGIB rider is not available for purchase with the Max 7 Enhanced Death Benefit.  There is a ten-year waiting period before you can annuitize under the MGIB rider.  If you purchases this rider prior to August 21, 2006, the features and benefits of your rider may differ from those described below, please refer to your contract for more details.

Rider Date.  The rider date is the date the optional benefit rider becomes effective.  The rider date is also the contract date if you purchase the rider when the Contract is issued.

No Cancellation.  Once you purchase the MGIB rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract.  These events automatically cancel any rider.  Once the Contract continues beyond the free look period, you may not cancel the rider.  The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

Architect - 133944                                                                         23

Termination.  The MGIB rider is a “living benefit,” which means the guaranteed benefit offered by the MGIB rider is intended to be available to you while you are living and while your Contract is in the accumulation phase.  The MGIB rider automatically terminates if:

•      you annuitize, surrender or otherwise terminate your Contract during the accumulation phase;

•      you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract;

•      the contract value is insufficient to pay the charge for the MGIB rider; or

•      there is a change in contract ownership (other than a spousal beneficiary continuation upon your death).

Rider Charge.  The current charge we deduct under the MGIB rider is 0.75% annually of the MGIB Charge Base.  The MGIB Charge Base is the greater of (1) and (2) below, where:

1)    Is the lesser of the Maximum MGIB Rollup Base and the sum of (a), (b), and (c) where:

(a)            is the MGIB Rollup Base for Covered Funds;

(b)            is the MGIB Rollup Base for Special Funds (as defined below); and

(c)            is the MGIB Rollup Base for Excluded Funds; and

2)    Is the sum of (a) and (b) where:

(a)            is the MGIB Ratchet Base for Covered Funds and Special Funds; and

(b)            is the MGIB Ratchet Base for Excluded Funds.

For definitions of the Maximum MGIB Rollup Base, the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds, the MGIB Rollup Base for Excluded Funds, the MGIB Ratchet Base for Covered Funds and Special Funds, and the MGIB Ratchet Base for Excluded Funds, see the “Calculation of the MGIB Rollup Bases” and “Calculation of the MGIB Ratchet Bases” below.

Fund Categories. The MGIB Benefit Base (as defined below) is tracked separately for Covered Funds, Special Funds and Excluded Funds.  The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit Base:

•         Voya Liquid Assets Portfolio; and

•         Fixed Interest Allocation.

Please note that the ProFunds VP Rising Rates Opportunity Portfolio is a Special Fund, but closed to new allocations, effective April 30, 2007.

As of July 11, 2014 the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

No investment options are currently designated as Excluded Funds.  Covered Funds are any investment options not designated as Special Funds or Excluded Funds.  These fund categories apply to all calculations under the MGIB rider.  Please see “The Trust and Funds — Covered Funds and Special Funds.”

Fixed Allocation Funds Automatic Rebalancing.  In order to mitigate the insurance risk inherent in our guarantee to provide you a guaranteed minimum amount of annuity income if you annuitize on the MGIB date, (subject to the terms and restrictions of the MGIB rider), we require that your contract value be allocated in accordance with certain limitations.  In general, to the extent that you choose not to invest in the Accepted Funds, we require that a proportion of the amount not so invested be invested in the Fixed Allocation Funds.  We will require this allocation regardless of your investment instructions to the contract, as described below.

If the contract value in the Fixed Allocation Funds (as defined below) is less than a percentage of the total contract value allocated to the Fixed Allocation Funds and Other Funds (as defined below) on any MGIB Rebalancing Date (as defined below), we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that the appropriate percentage of this amount is allocated to the Fixed Allocation Funds.  This is called Fixed Allocation Funds

Architect - 133944                                                                         24

Automatic Rebalancing and the percentage is stated in your Contract.  Currently, the minimum Fixed Allocation Fund percentage is zero.  Accepted Funds are excluded from this rebalancing.  Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.

The MGIB Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the MGIB rider is not continued under the spousal continuation right, when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.  For purposes of calculating any applicable death benefit guaranteed under the Contract any allocation of contract value to the Fixed Allocation Funds will be considered a Covered Fund while the rider is in effect.

All investment portfolios available under the Contract that are not Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.  However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment portfolio restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it.  By electing to purchase the MGIB rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the MGIB rider if you do not wish to have your contract value reallocated in this manner.

If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that does not contain a Fixed Allocation Funds Automatic Rebalancing requirement.

MGIB Benefit Base.  The MGIB Benefit Base (as defined below) is only a calculation used to determine the MGIB annuity income.  The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested.  It is also not used in determining the amount of your cash surrender value and death benefits.  Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Rollup Base (as defined below).  On the MGIB Date, your MGIB Benefit Base is the greater of (1) and (2), where:

1)    Is the lesser of the Maximum MGIB Rollup Base (as defined below) and the sum of (a), (b), and (c) where:

(a)   is the MGIB Rollup Base for Covered Funds;

(b)   is the MGIB Rollup Base for Special Funds; and

(c)   is the contract value allocated to Excluded Funds; and

2)    Is the sum of (a) and (b) where:

(a)   is the MGIB Ratchet Base for Covered Funds and Special Funds (as defined below); and

(b)   is the contract value allocated to Excluded Funds.

Architect - 133944                                                                         25

The MGIB Benefit Base calculation differs from the MGIB Charge Base calculation because it uses the contract value allocated to Excluded Funds rather than the MGIB Ratchet Base and MGIB Rollup Base allocated to Excluded Funds.  This means that the amount on which you pay charges for the MGIB rider may be higher than the amount used to calculate your benefit under the MGIB rider.

Calculation of MGIB Rollup Bases.  The Maximum MGIB Rollup Base is 250% of eligible premiums and premium credits adjusted pro-rata for withdrawals.  This means that the Maximum MGIB Rollup Base is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value.  The Maximum MGIB Rollup Base is not allocated by fund category.  If the version of the MGIB rider described in this section is not available in your state, you may receive a version of the MGIB rider that defines the Maximum MGIB Rollup Base as 300% of eligible premiums adjusted pro-rata for withdrawals.

The MGIB Rollup Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for premium credit deduction, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.

The MGIB Rollup Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for premium credit deductions, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect.  The MGIB Rate does not apply to the MGIB Rollup Base allocated to Special Funds, so the MGIB Rollup Base allocated to Special Funds does not accumulate.

The MGIB Rollup Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for premium credit deductions, subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Base reaching the Maximum MGIB Rollup Base, and at 0% thereafter.  The MGIB Rollup Base allocated to Excluded Funds is used only for transfer adjustments and rider charges.  It is not included in the MGIB Rollup Base used to determine benefits.

Eligible premiums are those premiums and related premium credits, if applicable, added more than five years before the earliest MGIB Date.  This means that, generally, premiums and related premium credits, if applicable, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums.  Premiums paid after that, are excluded from the MGIB Rollup Bases.

The MGIB Rate is currently 6% (7% if this rider was purchased before May 1, 2009).  The MGIB Rate is an annual effective rate.  We may, at our discretion, discontinue offering this rate.  The MGIB Rate will not change for those contracts that have already purchased the MGIB rider.

Withdrawals reduce each MGIB Rollup Base on a pro-rata basis.  The percentage reduction in the MGIB Rollup Base for each fund category (i.e., Covered Funds, Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including premium credit deduction, surrender charge and market value adjustment).  This means that the MGIB Rollup Base for Covered Funds, the MGIB Rollup Base for Special Funds or the MGIB Rollup Base for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal reduces the contract value allocated to Covered Funds, Special Funds or Excluded Funds.  For example, if the contract value in Covered Funds is reduced by 25% as the result of a withdrawal (including premium credit deduction, surrender charge and market value adjustment), the MGIB Rollup Base allocated to Covered Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds, Special Funds and Excluded Funds, net transfers from a fund category will reduce the applicable MGIB Rollup Base for that fund on a pro-rata basis.  This means a reduction by the same percentage as the transfer bears to the contract value in the fund category.  For example, if the contract value in Covered Funds is $1000 and the transfer from Covered Funds to Excluded Funds is $250, then the contract value in Covered Funds is reduced by 25%.  In a case where the MGIB Rollup Base for Covered Funds is $1200, the MGIB Rollup Base for Covered Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250.  In addition, the MGIB Rollup Base for Excluded Funds is increased by the reduction in the MGIB Rollup Base for Covered Funds, or $300.

Architect - 133944                                                                         26

In a case where the MGIB Rollup Base for Covered Funds is greater than the contract value in Covered Funds, a transfer from Covered Funds will result in the MGIB Rollup Base for Covered Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer.  A higher reduction to the MGIB Rollup Base for Covered Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider.  This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Rollup Base for Excluded Funds on a pro-rata basis.  But, the resulting increase in the MGIB Rollup Base for Covered Funds or Special Funds, as applicable, will equal the lesser of the contract value transferred and the reduction in the MGIB Rollup Base for Excluded Funds.  What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base.  The MGIB Charge Base calculation is instead based on the MGIB Rollup Base for Excluded Funds.  As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced.  The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

Calculation of MGIB Ratchet Bases.  The MGIB Ratchet Base for Covered Funds and Special Funds equals:

1)     on the rider date, eligible premiums plus premium credits or the contract value (if the rider is added after the contract date,) allocated to Covered Funds and Special Funds.

2)     on each contract anniversary prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of:

(a)   the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

(b)   the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior contract anniversary, adjusted for any new eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

For Contracts with the MGIB rider purchased before January 12, 2009, the MGIB Ratchet Base for Covered Funds and Special Funds is recalculated on each “quarterly anniversary date” prior to attainment of age 90.  A “quarterly anniversary date” is the date three months from the contract date that falls on the same date in the month as the contract date.  For example, if the contract date is February 12, the quarterly anniversary date is May 12.  If there is no corresponding date in the month, the quarterly anniversary date will be the last date of the month.

Whenever the date falls on a weekend or holiday, we will use the value as of the subsequent business day.

3)    at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the corresponding MGIB Ratchet Base from the prior contract anniversary (the prior quarterly anniversary date for Contracts with the MGIB rider purchased before January 12, 2009), adjusted for subsequent eligible premiums, withdrawals attributable to Covered Funds and Special Funds, and transfers.

The MGIB Ratchet Base for Excluded Funds has a corresponding definition with respect to amounts allocated to Excluded Funds.  The MGIB Ratchet Base for Excluded Funds is used only for transfer adjustments and MGIB rider charges.  It is not included in the MGIB Ratchet Base used to determine benefits.

Eligible premiums are those premiums and related premium credits, if applicable, added more than five years before the earliest MGIB Date.  This means that, generally, premiums and related premium credits, if applicable, must be paid within five years of purchasing the MGIB rider to be considered eligible premiums.  Premiums paid after that are not added to the MGIB Ratchet Bases, but would be added to your contract value.

Withdrawals reduce each MGIB Ratchet Base on a pro-rata basis.  The percentage reduction in the MGIB Ratchet Base for each fund category (i.e., Covered Funds and Special Funds or Excluded Funds) equals the percentage reduction in contract value in that fund category resulting from the withdrawal (including premium credit deduction, surrender charges and market value adjustment).  This means that the MGIB Ratchet Base for Covered Funds and Special Funds or the MGIB Ratchet Base

Architect - 133944                                                                         27

for Excluded Funds is reduced for withdrawals by the same proportion that the withdrawal (including premium credit deduction, surrender charges and market value adjustment) reduces the contract value allocated to Covered Funds and Special Funds or Excluded Funds.  For example, if the contract value in Covered Funds and Special Funds is reduced by 25% as the result of a withdrawal (including premium credit deduction, surrender charges and market value adjustment), the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25% (rather than by the amount of the withdrawal).

When you make transfers between Covered Funds or Special Funds and Excluded Funds net transfers will reduce the MGIB Ratchet Base for Covered Funds and Special Funds on a pro-rata basis.  This means a reduction by the same percentage as the transfer bears to the contract value in Covered Funds and Special Funds.  For example, if the contract value in Covered Funds and Special Funds is $1000 and a transfer from Covered Funds or Special Funds to Excluded Funds is $250, then the contract value in Covered Funds and Special Funds is reduced by 25%.  In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is $1200, the MGIB Ratchet Base for Covered Funds and Special Funds is also reduced by 25%, or $300, rather than by the amount of the transfer, or $250.  In addition, the MGIB Ratchet Base for Excluded Funds is increased by the reduction in the MGIB Ratchet Base for Covered Funds and Special Funds, or $300.

In a case where the MGIB Ratchet Base for Covered Funds and Special Funds is greater than the contract value in Covered Funds and Special Funds, a transfer from Covered Funds and Special Funds will result in the MGIB Ratchet Base for Covered Funds and Special Funds being reduced by a dollar amount that is higher than the dollar amount of the transfer.  A higher reduction to the MGIB Ratchet Base for Covered Funds and Special Funds will have a larger negative impact on the MGIB Benefit Base, potentially reducing the minimum guaranteed amount of annuity income upon annuitization under the MGIB rider.  This means the benefit you receive under the MGIB rider will not be as great because of the transfer.

Net transfers from Excluded Funds will also reduce the MGIB Ratchet Base for Excluded Funds on a pro-rata basis.  But, the resulting increase in the MGIB Ratchet Base for Covered Funds and Special Funds will equal the lesser of the contract value transferred and the reduction in the MGIB Ratchet Base for Excluded Funds.  What this means, if in the previous example the transfer was from Excluded Funds to Covered Funds, is there would be no change in the value of your MGIB Benefit Base because of the transfer – the amount of the transfer between the fund categories is the same, $250, because the MGIB Benefit Base calculation is based on the contract value allocated to Excluded Funds, versus the calculation basis for Excluded Funds with the MGIB Charge Base.  The MGIB Charge Base calculation is instead based on the MGIB Ratchet Base for Excluded Funds.  As a result, this same transfer, having no change in the value of your MGIB Benefit Base, would result in the MGIB Charge Base being reduced.  The net effect of this transfer: You pay less for the same minimum guaranteed amount of annuity income upon annuitization of the MGIB rider.

MGIB Date.  If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider.  If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary occurring at least 10 years after the date when you decide to exercise your right to annuitize under the MGIB rider.

MGIB Annuity Income.  Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed income factors or the income factors in effect on the date you annuitize.  If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

1)    your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment (see Appendix C) applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

2)    your annuity income based on your contract value on the MGIB Date adjusted for any market value adjustment (see Appendix C) applied to the then-current income factors in effect for the annuity option you selected; or

3)    the MGIB annuity income based on your MGIB Benefit Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected.  Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium credit deductions, surrender charge, premium tax recovery and market value adjustment (see Appendix C ) that would otherwise apply at annuitization.

MGIB Income Factors.  The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed income factors found in your Contract.  Although the minimum income provided under the rider can be determined in advance, the contract value in the future is unknown, so the income provided under a contract with the MGIB rider attached may be greater or less than the income that would be provided under the Contract without the

Architect - 133944                                                                         28

rider.  Generally, the income calculated under the MGIB rider will be greater than the income provided under the Contract whenever the MGIB Benefit Base is sufficiently in excess of the contract value to offset the additional conservatism reflected in the MGIB rider’s income factors compared to those in the Contract.  The income factors in the MGIB rider generally reflect a lower interest rate and more conservative mortality than the income factors in the Contract.  The degree of relative excess that the income factors require to produce more income will vary for each individual circumstance.  If the contract value exceeds the MGIB Benefit Base at time of annuitization, the Contract will always produce greater income than the MGIB rider.  Please see Appendix F — “Examples of Minimum Guaranteed Income Benefit Calculation.”

MGIB Annuity Options.  Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider.  Payments under the rider begin on the MGIB Date.  We require a 10-year waiting period before you can annuitize the MGIB rider benefit.  The MGIB must be exercised in the 30-day period prior to the end of any contract anniversary that occurs at least ten years after the MGIB rider date.  At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.  The following are the MGIB annuity options available under the MGIB rider:

1)    Income for life (single life or joint life with 100% survivor) and 10-20 year fixed period.

2)    Income for 20-30 year fixed period.

3)    Any other annuity option offered by the Company in conjunction with the MGIB rider on the MGIB Date.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB annuity options available under the MGIB rider.  This option may only be exercised in the 30 day period prior to a contract anniversary at or after the end of the waiting period.  The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus.  The contract value will be reduced on a pro-rata basis.  Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value.  The exercise of this partial annuitization of the MGIB Benefit Base does not affect your right to annuitize remaining value under the Contract without regard to the MGIB rider.  The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and MGIB rider values.  This means the contract and MGIB rider values will be adjusted on a pro-rata basis.  See “Calculation of MGIB Rollup Bases” and “Calculation of MGIB Ratchet Bases” above.  Surrender charges will apply to amounts applied to partial annuitization.

Notification.  On or before 30 days prior to each possible MGIB Date, we will provide you with a notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it.  We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

Change of Owner and Annuitant.  The MGIB rider will terminate upon a change of ownership unless the change is due to spousal continuation at the time of the owner’s death.  Once you purchase the MGIB rider, the annuitant may not be changed except when an annuitant who is not a contract owner dies prior to annuitization.  In such a case, a new annuitant may be named in accordance with the provisions of your Contract.  The MGIB Benefit Base is unaffected and continues to accumulate.

Death of Owner.  The MGIB rider and the MGIB rider charges automatically terminate if you die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of the annuitant if the contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The MGIB rider does not restrict or limit your right to annuitize the Contract at any time permitted under the Contract.  The MGIB rider does not restrict your right to annuitize the Contract using Contract income factors that may be higher than the MGIB rider income factors.

The benefits associated with the MGIB rider are available only if you annuitize your Contract under the rider and in accordance with the provisions set forth above.  Annuitizing using the MGIB may result in a more favorable stream of income payments, and different tax consequences, under your Contract.  Because the MGIB rider income factors are generally more conservative than the Contract income factors, the level of lifetime income that it guarantees may be less than the level that might be provided by the application of your Contract value to the Contract’s applicable annuity factors.  You should consider all of your options at the time you begin the income phase of your Contract.

Architect - 133944                                                                         29

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.  The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero.  You may wish to purchase this rider if you are concerned that you may outlive your income.

Important Note:

We introduced the Voya LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008 and January 12, 2009, subject to state approval where applicable.  The below information pertains to the form of the Voya LifePay Plus rider which was available for sale from May 1, 2009 through March 15, 2010, in states where approved.  If this form of the Voya LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see Appendix I for the information about the form of the Voya LifePay Plus rider which was available to you.

Eligibility.  The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner.  Joint annuitants are not allowed.  The maximum issue age is 80 (owner and annuitant must age qualify).  The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date.  The Voya LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit.  The Voya LifePay Plus rider is subject to broker/dealer availability.  Please note that the Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The Voya LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts.  Previously, Contracts issued on and after November 1, 2004 were eligible for the Voya LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph.  Such Contracts must not already have had a living benefit rider.  There is an election form for this purpose.  Please contact Customer Service for more information.

Rider Effective Date.  The rider effective date is the date that coverage under the Voya LifePay Plus rider begins.  If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date.  If the Voya LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.  A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

No Cancellation.  Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms.  These events automatically cancel the Voya LifePay Plus rider.

Termination.  The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.  The optional rider automatically terminates if you: terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Voya LifePay Plus rider; or die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.  The Voya LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death).  Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Highlights.  This paragraph introduces the terminology of the Voya LifePay Plus rider and how its components generally work together.  Benefits and guarantees are subject to the terms, conditions and limitations of the Voya LifePay Plus rider.  More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference.  The Voya LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract.  Also, the Voya LifePay Plus rider offers the Income Optimizer.  The guarantee continues when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the annuitant’s death.  The Voya LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals.  The Voya LifePay Plus rider has an allowance for withdrawals from a Contract

Architect - 133944                                                                         30

subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals.  The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.  The Voya LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base.  The Voya LifePay Plus Base is first calculated when you purchase the Voya LifePay Plus rider:  on the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits).  We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya LifePay Plus rider.

Withdrawals and Excess Withdrawals.  Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base.  These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the Voya LifePay Plus rider in the Lifetime Withdrawal Phase.  The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000.  Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal.  See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal.  An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation.  An Excess Withdrawal will cause a pro-rata reduction of the Voya LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal).  An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated.  See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet.  The Voya LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of:  the current Voya LifePay Plus Base; or the current Contract value (excluding any premium credits applied during the preceding 36 months).  We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet.  You will never pay more than new issues of the Voya LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years.  We will notify you in writing not less than 30 days before a charge increase.  You may avoid the charge increase by canceling the forthcoming Annual Ratchet.  Our written notice will outline the procedure you will need to follow to do so.  Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase.  More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.”  Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up.  The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current Voya LifePay Plus Base; the current Contract value (excluding any premium credits applied during the preceding 36 months); and the Voya LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

Architect - 133944                                                                         31

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%.  The Step-up Tracker is only used to calculate the amount of the Step-up.  Initially, it equals the Voya LifePay Plus Base.  Any premiums received during a contract year (excluding any applicable premium credits) are added to the Step-up Tracker and eligible for a partial Step-up.  Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up.  Like the Voya LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a pro-rata adjustment for any Excess Withdrawals.

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract.  Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.  Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya LifePay Plus rider on March 15, 2007.  The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary.  Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up.  Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase.  The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½.  On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Base or the current Contract value on the previous business day (excluding any premium credits applied during the preceding 36 months).  The Lifetime Withdrawal Phase will continue until the earliest of:

1)    the date annuity payments begin (see “The Annuity Options”);

2)    reduction of the Contract value to zero by an Excess Withdrawal;

3)    reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)    surrender of the Contract; or

5)    the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal.  Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is the amount that the Voya LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year.  The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65-75
6%	76-79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or aStep-up.  Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value on the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to that Contract value (excluding any premium credits applied during the preceding 36 months).  The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Architect - 133944                                                                         32

Income Optimizer.  The Voya LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the annuitant’s life.  We call this option the Income Optimizer.  You may elect the Income Optimizer during the Lifetime Withdrawal Phase.  This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment.  Please see “Federal Tax Considerations” for more information.  The Income Optimizer is only available on non-qualified contracts.

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly.  While you are receiving payments under the Income Optimizer, the Voya LifePay Plus Base remains eligible for Annual Ratchets.  Your Contract may still have a Contract value and death benefit.  Spousal continuation of payments under the Income Optimizer is permitted.  Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a pro-rata reduction of the Voya LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: revoke your election; add on premiums; exchange the Contract; annuitize the Contract; or change ownership (except as permitted under “Change of Owner or Annuitant” below).  Once you choose the frequency of payments, you may not change it.  Also, the specified percentage of your Contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited.  Please see “Investment Option Restrictions” below for the details.  You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining Contract value and death benefit and the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status.  The Terminal Date is the contract anniversary following the annuitant’s 95th birthday.  Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the annuitant’s 115th birthday in order to liquidate your Contract value that may remain before the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status.  Regardless, your payments of the Maximum Annual Withdrawal will continue during Lifetime Automatic Periodic Benefit Status until the death of the annuitant.  We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option.  In the event the Contract’s annuity commencement date is reached while the Voya LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options.  Payments under this option are based on the minimum annual payment factors for each $1,000 reflected in the rider data table and will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time.  For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions.  The Voya LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal.  If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.  Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal.  See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated.  See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount.  The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date.  Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire.  See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over.  Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Voya LifePay Plus Rider.

Architect - 133944                                                                         33

Lifetime Automatic Periodic Benefit Status.  The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal.  (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the Voya LifePay Plus rider.)  You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.  When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the Voya LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate.  The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately.  The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½.  During this time, the Voya LifePay Plus rider’s death benefit remains payable upon the annuitant’s death.  Also, the Voya LifePay Plus Base remains eligible for Step-ups.  Once the Voya LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the Voya LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract.  Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually.  If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions.  While the Voya LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated.  Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer.

See “Fixed Allocation Funds Automatic Rebalancing,” below.  We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider.  We require this allocation regardless of your investment instructions to the Contract.  The Voya LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions.  The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Architect - 133944                                                                         34

Fixed Allocation Funds Automatic Rebalancing.  If the Contract value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds.  Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.  Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date.  The Voya LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly Contract anniversary.  Also, after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.  However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”  You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the Voya LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant.  The Voya LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.  Also, an Voya LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

Voya LifePay Plus Death Benefit Base.  The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.  The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya LifePay Plus rider: on the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the Contract date – equal to the Contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments.  The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees.  The Voya LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal.  Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Voya LifePay Plus rider.  Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death.  Upon the annuitant’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Architect - 133944                                                                         35

Spousal Continuation.  If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner.  At the time the Contract is continued, the Voya LifePay Plus Base is recalculated to equal the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun.  In this case, the Voya LifePay Plus Base is recalculated to equal the greater of: the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated Voya LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.  Regardless, the Voya LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation.  Any withdrawals after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume are Excess Withdrawals.  The Voya LifePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the Voya LifePay Plus Base.

The Maximum Annual Withdrawal is also recalculated at the same time as the Voya LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½.  The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the Voya LifePay Plus Base.  There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code.  Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value on the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to that Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated.  The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the Voya LifePay Plus Base.  Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

In the event the Income Optimizer was elected, systematic installments of the Maximum Annual Withdrawal will continue, SO LONG AS the surviving spouse as annuitant is age 59½.  The amount of these continuing payments may change since both the Voya LifePay Plus Base and the Maximum Annual Withdrawal are recalculated based on the new annuitant’s age.  The rider under the Income Optimizer will remain subject to the higher required specified percentage for allocations to the Fixed Allocation Funds, even if upon spousal continuation the Lifetime Withdrawal Phase has not yet begun, and there is no Maximum Annual Withdrawal, because the annuitant is not yet age 59½.

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued.  As noted above, the Voya LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner).  So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Voya Joint LifePay Plus rider.

Change of Owner or Annuitant.  The Voya LifePay Plus rider terminates (with the rider’s charge pro-rated) upon an ownership change or change of annuitant, except for:

1)    spousal continuation as described above;

2)    change of owner from one custodian to another custodian;

3)    change of owner from a custodian for the benefit of an individual to the same individual;

4)    change of owner from an individual to a custodian for the benefit of the same individual;

5)    collateral assignments;

6)    change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)    change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;

8)    change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual;

9)    change of owner pursuant to a court order; and

10)  change of qualified plan ownership to that of the beneficial owner.

Architect - 133944                                                                         36

Surrender Charges.  Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges.  We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal.  Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun.  Once your Contract value is reduced to zero, any periodic payments under the Voya LifePay Plus rider would not be subject to surrender charges.  Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.  See Appendix G for examples.

Loans.  No loans are permitted on Contracts with the Voya LifePay Plus rider.

Taxation.  For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.  The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract value to zero.  You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Important Note:

We introduced the Voya LifePay Plus rider on August 20, 2007 and launched changes to it on April 28, 2008 and January 12, 2009, subject to state approval where applicable.  The below information pertains to the new form of the Voya LifePay Plus rider which was available for sale from May 1, 2009 through March 15, 2010, in states where approved.  If this form of the Voya LifePay Plus rider was not approved for sale in your state when you purchased the rider, then please see Appendix I for the information about the form of the Voya LifePay Plus rider which was available to you.

Eligibility.  The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below.  The maximum issue age is 80.  Both spouses must meet the issue age requirement.  The issue age is the age of each owner on the rider effective date.  The Voya LifePay Plus rider is not available for purchase with the Max 7 Enhanced Death Benefit.  The Voya Joint LifePay Plus rider is subject to broker/dealer availability.  Please note that the Voya Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

The Voya Joint LifePay Plus rider is no longer available for purchase, including purchase by owners of existing Contracts.  Previously, Contracts issued on and after September 12, 2006 were eligible for the Voya Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph.  Such Contracts must not already have had a living benefit rider.  There is an election form for this purpose.  Please contact Customer Service for more information.

Owner, Annuitant and Beneficiary Designations.  For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary.  For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary.  Non-natural, custodial owners are only allowed with IRAs.  Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract.  The annuitant must be the beneficial owner of the custodial IRA.  We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse.  We do not maintain individual owner and beneficiary designations for custodial IRAs.  We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date.  The rider effective date is the date that coverage under the Voya Joint LifePay Plus rider begins.  If you purchase the Voya Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date.  If the Voya Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.  A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Architect - 133944                                                                         37

Active Spouse.  An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Voya Joint LifePay Plus rider.  There must be two Active Spouses when you purchase the Voya Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary.  You cannot add an Active Spouse after the rider effective date.  In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive).  An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider, including continuing the Voya Joint LifePay Plus rider upon spousal continuation of the Contract.  Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again.  Specific situations that would result in a spouse being deactivated include:

1)       for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

2)       for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or

3)       the spouse’s death.

An owner may also request that a spouse be deactivated.  Both owners must agree when there are joint owners.  However, all charges for the Voya Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason.  So please be sure to understand the impact of any beneficiary or owner changes on the Voya Joint LifePay Plus rider before requesting any changes.  Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract.  See “Divorce” below for more information.

No Cancellation.  Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms.  These events automatically cancel the Voya Joint LifePay Plus rider.

Termination.  The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase.  The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Voya Joint LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse).  The Voya Joint LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse).  Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights.  This paragraph introduces the terminology of the Voya Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya Joint LifePay Plus rider.  More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference.  The Voya Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is available for withdrawals at your discretion or systematic withdrawals pursuant to the terms of the Contract.  Also, the Voya LifePay Plus rider offers the Income Optimizer.  The guarantee continues when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the last Active Spouse’s death.  The Voya LifePay Plus Base is eligible for Annual Ratchets and Step-ups, and subject to adjustment for any Excess Withdrawals.  The Voya Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals.  The Voya Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.  The Voya Joint LifePay Plus rider allows for spousal continuation.

Architect - 133944                                                                         38

Voya LifePay Plus Base.  The Voya LifePay Plus Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  on the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or after the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits).  We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals.  Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base.  These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the Voya Joint LifePay Plus rider in the Lifetime Withdrawal Phase.  The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000.  Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal.  See below for more information about the Maximum Annual Withdrawal.

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal.  An Excess Withdrawal will cause a pro-rata reduction of the Voya LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal).  An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated.  See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet.  The Voya LifePay Plus Base is recalculated on each contract anniversary – to equal the greater of:  the current Voya LifePay Plus Base; or the current Contract value (excluding any premium credits applied during the preceding 36 months).  We call this recalculation the Annual Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet.  You will never pay more than new issues of the Voya Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years.  We will notify you in writing not less than 30 days before a charge increase.  You may avoid the charge increase by canceling the forthcoming Annual Ratchet.  Our written notice will outline the procedure you will need to follow to do so.  Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase.  More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.”  Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

Step-up.  The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current Voya LifePay Plus Base; the current Contract value (excluding any premium credits applied during the preceding 36 months); and the Voya LifePay Plus Base on the previous contract anniversary, increased by the Step-up.

The amount of the Step-up is the product of the Step-up Tracker on the previous contract anniversary times the Step-up percent, currently 6%.  The Step-up Tracker is only used to calculate the amount of the Step-up.  Initially, it equals the Voya LifePay Plus Base.  Any premiums received during a contract year (excluding any applicable premium credits) are added to the Step-up Tracker and eligible for a partial Step-up.  Any withdrawals for payment of third-party investment advisory fees are subtracted from the Step-up.  Like the Voya LifePay Plus Base, the Step-up Tracker is eligible for Annual Ratchets and subject to a pro-rata adjustment for any Excess Withdrawals.

Architect - 133944                                                                         39

Please note that no partial Step-up is available in the first year after you purchase this rider post issue of the Contract.  Your first opportunity for a Step-up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.  Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya Joint LifePay Plus rider on March 15, 2007.  The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary.  Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up.  Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase.  The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½.  On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Base or the Contract value on the previous business day (excluding any premium credits applied during the preceding 36 months).  The Lifetime Withdrawal Phase will continue until the earliest of:

1)    the date annuity payments begin (see “The Annuity Options”);

2)    reduction of the Contract value to zero by an Excess Withdrawal;

3)    reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)    surrender of the Contract;

5)    the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or

6)    the last Active Spouse dies.

The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal.  Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is the amount that the Voya Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year.  The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65-75
6%	76-79
7%	80+

The Maximum Annual Withdrawal thereafter is recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon The Annual Ratchet or a Step-up.  Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value on the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to that Contract value (excluding any premium credits applied during the preceding 36 months).  The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.

Income Optimizer.  The Voya Joint LifePay Plus rider offers the option to elect to receive the Maximum Annual Withdrawal in systematic installments over the lives of both Active Spouses.  We call this option the Income Optimizer.  You may elect the Income Optimizer during the Lifetime Withdrawal Phase.  This election is in lieu of the Contract’s other annuity options, and these payments will be subject to the same tax treatment as an annuity payment.  Please see “Federal Tax Considerations” for more information.  The Income Optimizer is only available on non-qualified contracts.

Architect - 133944                                                                         40

The frequency of payments under the Income Optimizer may be annual, quarterly or monthly.  While you are receiving payments under the Income Optimizer, the Voya LifePay Plus Base remains eligible for Annual Ratchets.  Your Contract may still have a Contract value and death benefit.  Spousal continuation of payments under the Income Optimizer is permitted.  Any withdrawals in excess of the Maximum Annual Withdrawal are Excess Withdrawals that would cause a pro-rata reduction of the Voya LifePay Plus Base, as well as a reduction of the Maximum Annual Withdrawal.

Your election is subject to restrictions – you may not: revoke your election; add on premiums; exchange the Contract; annuitize the Contract; or change ownership (except as permitted under “Change of Owner or Annuitant” below).  Once you choose the frequency of payments, you may not change it.  Also, the specified percentage of your Contract value required to be allocated to Fixed Allocation Funds is higher, and the investment options available for this purpose are limited.  Please see “Investment Option Restrictions” below for the details.  You may surrender your Contract at any time.

Payments under the Income Optimizer will continue until the Terminal Date, at which time you waive any remaining Contract value and death benefit and the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status.  The Terminal Date is the contract anniversary following the youngest Active Spouse’s 95th birthday.  Alternatively, you may wish to extend the Terminal Date to the contract anniversary following the youngest Active Spouse’s 115th birthday in order to liquidate your Contract value that may remain before the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status.  Regardless, your payments of the Maximum Annual Withdrawal will continue during the Lifetime Automatic Periodic Benefit Status until the death of the last Active Spouse.  We will notify you in writing in advance of the Terminal Date to remind you of this alternative and how to extend the Terminal Date.

Lifetime Income Annuity Option.  In the event the Contract’s annuity commencement date is reached while the Voya Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, you may elect a life only annuity option, in lieu of the Contract’s other annuity options.  Payments under this option will be joint life if both Active Spouses are living, or for the life of the only Active Spouse, and are based on the minimum annual payment factors for each $1,000 reflected in the rider data table.  Also, these payments will never be less than the same frequency of payments of the Maximum Annual Withdrawal at that time.  For more information about the Contract’s annuity options, see “The Annuity Options.”

Required Minimum Distributions.  The Voya Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal.  If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.  Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal.  See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated.  See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount.  The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date.  Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire.  See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over.  Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets or upon spousal continuation of the Voya Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status.  The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal.  (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the Voya Joint LifePay Plus rider.)  You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.  When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

Architect - 133944                                                                         41

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate.  The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately.  The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½.  During this time, the Voya Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death.  Also, the Voya LifePay Plus Base remains eligible for Step-ups.  Once the Voya Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the Voya LifePay Plus Base.  If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract.  Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually.  If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made annually, then the payments will be made on the next business day following each contract anniversary.

Investment Option Restrictions.  While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated.  Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least the required specified percentage of such Contract value in the Fixed Allocation Funds, which is 30%; 40% with the Income Optimizer. See “Fixed Allocation Funds Automatic Rebalancing,” below.  We have these investment option restrictions to lessen the likelihood we have to make payments under this rider.  We require this allocation regardless of your investment instructions to the Contract.  The Voya Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions.  The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing.  If the Contract value in the Fixed Allocation Funds is less than the required specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date (30%; 40% with the Income Optimizer), we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the required specified percentage of this amount is allocated to the Fixed Allocation Funds.  Accepted Funds are excluded from Fixed Allocation Funds Automatic

Architect - 133944                                                                         42

Rebalancing.  Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date.  The Voya Joint LifePay Plus Rebalancing Dates occur on the rider effective date and each quarterly Contract anniversary.  Also, after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.  However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”  You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Divorce.  Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits.  In the event of a divorce during the Lifetime Withdrawal Phase, the Voya Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA).  Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse.  As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.  Any such withdrawal would be considered a withdrawal for purposes of the Voya LifePay Plus Base.  See “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above.  In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments.  Payments will continue until both spouses are deceased.

Death of Owner or Annuitant.  The Voya Joint LifePay Plus rider terminates (with the rider’s charges pro-rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

Voya LifePay Plus Death Benefit Base.  The Voya Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.  The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya Joint LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); Or after the Contract date – equal to the Contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments.  The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees.  The Voya LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal.  Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” for more information.

There is no additional charge for the death benefit associated with the Voya Joint LifePay Plus rider.  Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or Step-ups.

Architect - 133944                                                                         43

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death.  Upon the last Active Spouse’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation.  If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse.  At that time, the Voya LifePay Plus Base is recalculated to equal the greater of: the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated Voya LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½.  The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the Voya LifePay Plus Base.  There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code.  Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value on the previous business day (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to that Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated.  The rider will be eligible for any Step-ups that may remain, and the Step-up Tracker will be recalculated at the same time as the Voya LifePay Plus Base.  Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued.  As noted above, the Voya LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner).  So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant.  The Voya Joint LifePay Plus rider terminates (with the rider’s charge pro-rated) upon an ownership change or change of annuitant, except for:

1)    spousal continuation as described above;

2)    change of owner from one custodian to another custodian;

3)    change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);

4)    change of owner from an individual to a custodian for the benefit of the same individual;

5)    collateral assignments;

6)    for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;

7)    for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and

8)    change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges.  Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges.  We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal.  We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than equal to the Maximum Annual Withdrawal.  Excess Withdrawals are subject to surrender charges, whether or

Architect - 133944                                                                         44

not the Lifetime Withdrawal Phase has begun.  Once your Contract value is reduced to zero, any periodic payments under the Voya Joint LifePay Plus rider would not be subject to surrender charges.  Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.  See Appendix G for examples.

Loans.  No loans are permitted on Contracts with the Voya Joint LifePay Plus rider.

Taxation.  For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Withdrawals

Except under certain qualified contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner.  If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $1,000, we will treat it as a request to surrender the Contract.  If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge.  The Free Withdrawal Amount in any contract year is 10% of your contract value, including any premium credits, on the date of the withdrawal less any prior withdrawals during that contract year. The Free Withdrawal Amount does not constitute a withdrawal of premiums.

You need to submit to us a request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested.  If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request.  We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date.  Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued.  You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax and/or legal adviser.  We will determine the contract value as of the close of business on the day we receive your withdrawal request at Customer Service.  The contract value may be more or less than the premium payments made.

If any limitation on allocations to the Restricted Funds has been exceeded, subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal.  So in this event, you would either need to take your withdrawal from the Restricted Funds or pro-rata from all variable subaccounts.

Please be aware that the benefit we pay under certain optional benefit riders may be reduced by any withdrawals you take while the optional benefit rider is in effect.  Withdrawals may be subject to taxation and tax penalties.

We offer the following three withdrawal options:

Regular Withdrawals

After the free look period, you may make regular withdrawals.  Each withdrawal must be a minimum of $100.  We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date.  See Appendix C for more information on the application of Market Value Adjustment.

Systematic Withdrawals

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.  Systematic withdrawals may be taken monthly, quarterly or annually.  If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested.  If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals

Architect - 133944                                                                         45

on a non pro-rata basis, we will monitor the withdrawals annually.  If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.  There is no additional charge for this feature.

You decide the date on which you would like your systematic withdrawals to start.  This date must be at least 30 days after the Contract Date and no later than the 28th day of the month.  Subject to these rules, if you have not indicated the date, your systematic withdrawals will occur on the next business day after your Contract Date (or the monthly or quarterly anniversary thereof) for your desired frequency.

Each systematic withdrawal amount must be a minimum of $100.  The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested.  Both forms of systematic withdrawals are subject to the applicable maximum as shown below, which is calculated on each withdrawal date:

Frequency	Maximum Percentage of Premiums not Previously Withdrawn
Monthly	0.83%
Quarterly	2.50%
Annually	10.00%

A fixed dollar systematic withdrawal of less than $100 on any withdrawal date will terminate your systematic withdrawal.  Your fixed dollar systematic withdrawals will never exceed the maximum percentage.  If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested, and the amount to be withdrawn based on that percentage would be less than $100, we will contact you and seek alternative instructions.  Unless you provide alternative instructions, if the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose.  Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings.  Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions.  A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to Customer Service at least 7 days before the next scheduled withdrawal date.  If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so.  The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary’s lifetime (“stretch”).  Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

Fixed Dollar Systematic Withdrawal Feature

You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program.  This feature allows you to receive a systematic withdrawal in a fixed dollar amount in addition to your systematic withdrawal program regardless of any potential impact of surrender charges or Market Value Adjustments.  Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions.  You choose the amount of the fixed systematic withdrawals, which may total up to an annual

Architect - 133944                                                                         46

maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature.  We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so.  We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date.  We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date.  We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Fixed dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum.  Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA Withdrawals

If you have a non-Roth IRA Contract and will be at least age 70½ during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law.  IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service (“IRS”) rules governing mandatory distributions under qualified plans.  We will send you a notice before your distributions commence.  You may elect to take IRA withdrawals at that time, or at a later date.  You may not elect IRA withdrawals and participate in systematic withdrawals at the same time.  If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made.  Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You choose the frequency of your IRA withdrawals (monthly, quarterly or annually) and the start date.  This date must be at least 30 days after the Contract Date and no later than the 28th day of the month.  Subject to these rules, if you have not indicated the date, your IRA withdrawals will occur on the next business day after your Contract Date for your desired frequency.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make.  For information regarding the calculation and choices you have, see the SAI.  Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year.  The minimum dollar amount you can withdraw is $100.  When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to Customer Service at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment and may be subject to surrender charge.

Consult your tax and/or legal adviser regarding the tax consequences associated with taking withdrawals. You are responsible for determining that withdrawals comply with applicable law.  A withdrawal made before the taxpayer reaches age 59½ may result in a 10% penalty tax.  See “Federal Tax Considerations” for more details.

Transfers Among Your Investments (EXCESSIVE TRADING POLICY)

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations.  We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year.  We also reserve the right to limit the number of transfers you may make and may otherwise modify or terminate transfer privileges if required by our business judgment or in accordance with applicable law.  We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program.  Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

Architect - 133944                                                                         47

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited.  A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer.  We do not limit transfers from Restricted Funds.  If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect.  Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base.  See “Living Benefit Riders.”

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.  To make a transfer, you must notify Customer Service and all other administrative requirements must be met.  We will determine transfer values at the end of the business day on which we receive the transfer request at Customer Service.  If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine.  We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.  Please be advised that the risk of a fraudulent transaction is increased with telephonic or electronic instructions, even if appropriate identifying information is provided.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers.  Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•         Increased trading and transaction costs;

•         Forced and unplanned portfolio turnover;

•         Lost opportunity costs; and

•         Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance.  Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy.  We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products, have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy.  Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•       Meets or exceeds our current definition of Excessive Trading, as defined below; or

•       Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define Excessive Trading as:

•         More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”).  This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•         Six round-trips involving the same fund within a twelve month period.

Architect - 133944                                                                         48

The following transactions are excluded when determining whether trading activity is excessive:

•       Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•       Transfers associated with scheduled dollar cost averaging, scheduled rebalancing or scheduled asset allocation programs;

•       Purchases and sales of fund shares in the amount of $5,000 or less;

•       Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•       Transactions initiated by us, another member of the Voya family of companies or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit  (VRU), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).  Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling twelve month period, we will send them a letter warning that another purchase and sale of that same fund within twelve months of the initial purchase in the first round-trip in the prior twelve month period will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of the warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity.  A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months.  Consequently, all fund transfers or reallocations, not just those which involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail.  Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred.  During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.  A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored.  We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges.  A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

We do not allow exceptions to our Excessive Trading Policy.  We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements.  If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our Excessive Trading Policy may not be completely successful in preventing market timing or excessive trading activity.  If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Architect - 133944                                                                         49

Limits Imposed by the Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated contract, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund.  We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.  All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy.  Under these agreements, the company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you.  In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy.  This could include the fund directing us to reject any allocations of premium or contract value to the fund or all funds within the fund family.

Dollar Cost Averaging

You may elect to participate in our dollar cost averaging (DCA) program through either the Voya Liquid Assets Portfolio or a Fixed Interest Allocation, subject to availability, starting 30 days after the Contract Date.  These investment options serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to the subaccounts you specify.  There is no additional charge for dollar cost averaging.  Dollar cost averaging is not available with automatic rebalancing an may be subject to limited availability with systematic withdrawals.

We also may offer DCA Fixed Interest Allocations for durations of 6 months and 1 year, subject to availability, exclusively for use with the dollar cost averaging program.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment.  Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high.  Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

Dollar cost averaging requires a minimum monthly transfer amount of $100.  We will transfer all your money allocated to that source account into the subaccount(s) you specify in equal payments over the relevant duration.  The last payment will include earnings accrued over the duration.  If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

If we receive a transfer request that violates the reallocation limitations under the contract, we will inform your financial representative or you that we cannot process the transfer and that new instructions are required.  Transfers under the DCA program must be in compliance with the investment restrictions for the living benefit riders.  If you set up DCA transfers that are not in compliance with such restrictions, the fixed allocation funds automatic rebalancing feature of those living benefit riders will automatically rebalance the amounts to bring them into compliance.

Transfers under the dollar cost averaging program are not subject to a Market Value Adjustment.  However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Voya Liquid Assets Portfolio.  Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

Architect - 133944                                                                         50

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis, subject to any fund purchase restrictions.  The transfer date is the same day each month as your contract date.  If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end.  You may terminate the dollar cost averaging program at any time by sending satisfactory notice to Customer Service at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in “Trusts and Funds – Restricted Funds.”  Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established.  Transfers under the dollar cost averaging program must be within those limits.  We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

  Amount added to source account:  If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded.  If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

  Additional premium paid:  Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund.  If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds.  The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

  Reallocation request is made while the dollar cost averaging program is active:  If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or fixed interest allocations as part of or withdraw any subaccount or Fixed Interest Allocation from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program.  Such change will not affect any dollar cost averaging programs in operation at the time.

Automatic Rebalancing

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced.  Automatic rebalancing is not available if you participate in dollar cost averaging.  Automatic rebalancing will not take place during the free look period.  Automatic rebalancing is subject to any fund purchase restrictions; however, transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.  There is no additional charge for this feature.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Trusts and Funds – Restricted Funds.  If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts.  The minimum size of any allocation must be in full percentage points.  Rebalancing does not affect any amounts that you have allocated to Fixed Account II.  The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to Customer Service.  We will begin the program on the last business day of the period in which we receive the notice.  You may cancel the program at any time.  The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis.  Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

Architect - 133944                                                                         51

Death Benefit Choices

Death Benefit During the Accumulation Phase

During the accumulation phase, a death benefit is payable when either the contract owner or the first of joint owners or the annuitant (when a contract owner is not an individual) dies before the annuity start date.  Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract.  We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at Customer Service (“claim date”).  If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future.  The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary’s lifetime.  (See “Systematic Withdrawals” above).  A beneficiary’s right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner.  If so, such rights or options will not be available to the beneficiary.

If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution.  Subject to the conditions and requirements of state law, unless you elect otherwise, the distribution will generally be made into an interest bearing account, backed by our general account.  This account is not FDIC insured and can be accessed by the beneficiary through a draftbook feature.  The beneficiary may access death benefit proceeds at any time without penalty.  Interest credited under this account may be less than under other settlement options, and the Company seeks to make a profit on these accounts.  We will generally pay death benefit proceeds within 7 days after Customer Service has received sufficient information to make the payment.  For information on required distributions under federal income tax laws, you should see “Required Distributions upon Contract Owner’s Death.”  At the time of death benefit election, the beneficiary may elect to receive the death benefit proceeds directly by check rather than through the draftbook feature of the interest bearing account by notifying Customer Service. .  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax and/or legal adviser before choosing a settlement or payment option.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit.  The Standard Death Benefit is available SO LONG AS both the annuitant and the contract owner are age 80 or younger at the time of application.

Availability of an Enhanced Death Benefit option plus a living benefit rider is subject to the following limitations.

Maximum Issue Age	Option	Additional Requirement
79	Annual Ratchet Enhanced Death Benefit	Voya LifePay Plus rider or Voya Joint LifePay Plus rider is also purchased.
75	Annual Ratchet Enhanced Death Benefit	All living benefit riders are available.
69	Max 7 Enhanced Death Benefit	No living benefit rider is available.

The maximum issue age applies to both the annuitant and contract owner at the time of application.  The Max 7 Enhanced Death Benefit is not available for purchase with any living benefit rider.  Also, the maximum issue age for a Contract with the Standard Death Benefit is limited to age 75 to purchase the MGIB rider.

Before May 1, 2009, the Max 7 Enhanced Death Benefit was available SO LONG AS both the contract owner and the annuitant (if the contract owner is not an individual) are age 79 or younger at the time of application AND you purchased the Voya LifePay Plus rider or Voya Joint LifePay Plus rider (or the version of the lifetime guaranteed withdrawal benefit rider available to you).  Otherwise, the maximum issue age was 75 for a Contract with either the Annual Ratchet Enhanced Death Benefit or the Max 7 Enhanced Death Benefit.  Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit.  Before April 28, 2008, the maximum issue age was 79 for a Contract with either the Quarterly Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit.  The Annual Ratchet Enhanced Death Benefit or Max 7 Enhanced Death Benefit are available only at the time you purchase your Contract.  Neither the Annual Ratchet Enhanced Death Benefit nor the Max 7 Enhanced Death Benefit is available when a Contract is owned by joint owners, or joint annuitants if the contract owners are not individuals.  Not all death benefits are available in every state.  If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

Architect - 133944                                                                         52

Once you choose a death benefit, you cannot change it.  We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts.  A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit.  The Voya LifePay Plus and Voya Joint LifePay Plus riders may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

In all cases described below, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.

Base Death Benefit.  We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below.  You do not elect the Base Death Benefit.  The Base Death Benefit is equal to the greater of:

1)    the contract value; or

2)    the cash surrender value.

Any premium credits applied since or within 12 months prior to death will be deducted from the Base Death Benefit.

Standard Death Benefit.  The Standard Death Benefit equals the greater of:

1)    the Base Death Benefit; and

2)    the Standard Minimum Guaranteed Death Benefit (“Standard MGDB”) for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds less any premium credits added since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds.  No investment options are currently designated as Excluded Funds for purposes of the Standard Death Benefit.

The Standard MGDB allocated to Covered Funds equals premium payment plus premium credits, if applicable, allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premium payments plus premium credits, if applicable, allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers.  This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis.  The percentage reduction in the Standard MGDB for each Fund category (i.e., Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.  The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

  Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis.  The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

  Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis.  The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

Enhanced Death Benefit Options.  The Contract has Enhanced Death Benefit options designed to protect the contract value from poor investment performance and the impact that poor investment performance could have on the Standard Death Benefit.  The Enhanced Death Benefit options enable you to lock in positive investment performance.  Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected.  The criteria to lock are different.  The Annual Ratchet Enhanced Death Benefit locks annually.  The Max 7 Enhanced Death Benefit not only locks annually, but also has an additional element that locks annually at a specified interest rate, so your death benefit under the Max 7 Enhanced Death Benefit would be the greater of these two elements.  Which Enhanced Death Benefit option is right for you ultimately depends on whether you want the lock to include a specified interest rate, besides the additional charge.  The Enhanced Death Benefit options are explained further below.

Architect - 133944                                                                         53

Before January 12, 2009, the Quarterly Ratchet Enhanced Death Benefit was available in place of the Annual Ratchet Enhanced Death Benefit; the frequency of the ratchet component was quarterly for both Enhanced Death Benefit options: the Quarterly Ratchet Enhanced Death Benefit and Max 7 Enhanced Death Benefit.

Allocation restrictions apply for purposes of determining death benefits.  Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.  We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums and premium credits added to such investment portfolio and also with respect to new transfers to such investment portfolio.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value.  The reduced mortality and expense risk charge will be applicable only during that period.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)    the Standard Death Benefit; and

2)    the Annual Ratchet Minimum Guaranteed Death Benefit (“Annual Ratchet MGDB”) allocated to Covered Funds plus the contract value allocated to Excluded Funds less any premium credits applied since or within 12 months prior to death.

Covered Funds are all investment options not designated as Excluded Funds.  No investment options are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit before January 12, 2009, so the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and premium credits allocated to Covered Funds.  On each contract anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

1)    the current contract value in Covered Funds (after deductions occurring as of that date); and

2)    the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Covered Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Covered Funds was the Quarterly Ratchet MGDB allocated to Covered Funds.  On the contract date, the Quarterly Ratchet MGDB in Covered Funds equals the premium allocated to Covered Funds.  On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

1)    the current contract value in Covered Funds (after deductions occurring as of that date); and

2)    the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium plus premium credits, if applicable, allocated to Excluded Funds.  The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.  On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

1)    the current contract value in Excluded Funds (after deductions occurring as of that date); or

2)    the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Excluded Funds, and transfers.

Architect - 133944                                                                         54

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums and premium credits, if applicable, partial withdrawals attributable to Excluded Funds, and transfers.

Before January 12, 2009, the Annual Ratchet MGDB allocated to Excluded Funds was the Quarterly Ratchet MGDB allocated to Excluded Funds.  The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.  On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

1)    the current contract value in Excluded Funds (after deductions occurring as of that date); or

2)    the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums, partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis.  The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in Covered Funds on a pro-rata basis.  The increase in the Annual Ratchet MGDB allocated to Excluded Funds, as applicable, will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis.  The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

Before January 12, 2009, the Annual Ratchet MGDB was the Quarterly Ratchet MGDB.  Withdrawals and net transfers to and from Covered Funds and Excluded Funds would have the same outcome.

The Max 7 Enhanced Death Benefit equals the greater of the Annual Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element.  Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

Before January 12, 2009, the Annual Ratchet Enhanced Death Benefit was the Quarterly Ratchet Enhanced Death Benefit.

The 7% Solution Death Benefit Element is the greater of:

1)    the Standard Death Benefit; and

2)    the lesser of:

(a)   2.5 times all premium payments plus premium credits, if applicable, adjusted for withdrawals (the “cap”); and

(b)   the sum of the 7% Solution Minimum Guaranteed Death Benefit Element (“7% MGDB”) allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

Any premium credits added since or within 12 months prior to death will be deducted from the Max 7 Enhanced Death Benefit.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds:

•      the Voya Liquid Assets Portfolio; and

•      Fixed Interest Allocation.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007.

As of July 11, 2014 the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

Architect - 133944                                                                         55

Covered Funds are all investment options not designated as Special Funds or Excluded Funds.  No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums plus premium credits, if applicable, allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% annually until age 80 or the 7% MGDB reaches the cap.  There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.  The Max 7 Enhanced Death Benefit available for some Contracts issued in 2001 or earlier allows for accumulation to continue beyond age 80, subject to the cap.  Please see your Contract for details regarding the terms of your death benefit.

The 7% MGDB allocated to Special Funds equals premiums plus premium credits, if applicable, allocated to Special Funds, adjusted for withdrawals and transfers.  There is no accumulation of 7% MGDB allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis.  The percentage reduction in the 7% MGDB for each Fund category (i.e., Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.  The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal.  The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category.  Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.  The increase in the 7% MGDB allocated to fund category to which the transfer is being made will equal the decrease in the fund category from which the transfer is being made.

Note:      In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.  The enhanced death benefit may not be available in all states.

Death Benefit During the Income Phase

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

Continuation After Death — Spouse

If at the contract owner’s death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value.  We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise.  If there is no contract value in any subaccount, we will allocate the addition to the Voya Liquid Assets Portfolio, or its successor.  Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values.  Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse’s age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner.  Any premiums paid later will be subject to any applicable surrender charge.

Architect - 133944                                                                         56

If you elected the Annual Ratchet Death Benefit (Quarterly Ratchet Enhanced Death Benefit before January 12, 2009) or the Max 7 Enhanced Death Benefit and the new or surviving owner is attained age 89 or less, ratchets will continue, (or resume if deceased owner had already reached age 90) until the new or surviving owner reaches age 90.  If you elected the Max 7 Enhanced Death Benefit the new or surviving owner is attained age 79 or less, the Max 7 Enhanced Death Benefit continues or resumes accumulation until either the cap or the attained age of 80 is reached.

Upon spousal continuation, any premium credits received prior to death will not be deducted, and the Premium Credit rider charge will continue for the remainder of the seven year period, or four year period if the Optional Surrender Charge Schedule Rider has been elected.  For death of an owner within the first contract year, any subsequent surrender or withdrawals and subsequent premium payments made during the first contract year will be subject to the premium credit deduction schedule.  For death of an owner after the first contract year, any subsequent surrender or withdrawals are not subject to the premium credit deduction schedule.  See the “The Annuity Contract - Additional Credit to Premium” section.

Continuation After Death — Not a Spouse

If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may defer payment of the death benefit subject to the required distribution rules of the Tax Code.  See next section, “Required Distributions Upon Contract Owner’s Death.”

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value.  Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise.  If there is no contract value in any subaccount, the addition will be allocated to the Voya Liquid Assets Portfolio, or its successor.

The death benefit will then terminate.  At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived.  No additional premium payments may be made.

Upon such deferral, the Premium Credit rider charge will continue for the remainder of the seven year period, or four year period if the Optional Surrender Charge Schedule rider has been elected.  Any subsequent surrender or withdrawals are not subject to the premium credit deduction schedule.  See the “The Annuity Contract - Additional Credit to Premium” section.

Required Distributions Upon Contract Owner’s Death

We will not allow any payment of benefits provided under a non-qualified Contract which does not satisfy the requirements of Section 72(s) of the Tax Code.

If any contract owner of a non-qualified contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows:  (a) the death benefit must be completely distributed within 5 years of the contract owner’s date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner’s date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner’s date of death.

Notwithstanding (a) and (b) above, if the sole contract owner’s beneficiary is the deceased owner’s surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner’s death.  Upon receipt of such election from the spouse at Customer Service:  (i) all rights of the spouse as contract owner’s beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract.  We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph.  If the owner’s beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner’s death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary (“stretch”).  “Stretch” payments will be subject to the same limitations as systematic withdrawals, and non-qualified “stretch” payments will be reported on the same basis as other systematic withdrawals.

Architect - 133944                                                                         57

If we do not receive an election from an owner’s beneficiary who is not a spouse within the 1-year period after the contract owner’s date of death, then we will pay the death benefit to the owner’s beneficiary in a cash payment within five years from the date of death.  We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner’s rights granted under the Contract or allowed by us will pass to the contract owner’s beneficiary.

If a contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract.  If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

The Annuity Options

Annuitization of Your Contract

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan.  Four fixed payment annuity options are currently available.  We will make these payments under the annuity option you choose.  You may change an annuity option by making a written request to us at least 30 days before the annuity start date.  Living benefit riders automatically terminate when the income phase of your Contract begins.  The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.  The Maximum Annual Withdrawal may be available with the Voya LifePay Plus or Voya Joint LifePay Plus riders.  There is no death benefit after the annuity start date.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date.  If, at the time of the contract owner’s death or the annuitant’s death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option.  In such a case, the payments will be based on the life expectancy of the beneficiary rather than the life of the annuitant.  In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20.  We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option, we will issue a separate written agreement putting the annuity option into effect.  Before we pay any annuity benefits, we require the return of your Contract.  If your Contract has been lost, we will require that you complete and return the applicable lost Contract form.  Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments.  Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us.  Payment under our current annuity options will last either for a specified period of time or for the life of the annuitant, or both – depending on the option.  We will determine the amount of the annuity payments on the annuity start date by multiplying the contract value (adjusted for any market value adjustment and any rider charges that would be due) by the applicable payment factor provided under the Contract and dividing it by 1,000.  The applicable payment factor will depend on: the annuity option; payment date; the frequency of payments you choose; and the age of the annuitant or beneficiary (and gender, where appropriate under applicable law).  Surrender charges might apply depending on the annuity options.  Because our current annuity options provide only for fixed payments, subsequent payments will not differ from the amount of your first annuity payment.

Our approval is needed for any option where:

1)    The person named to receive payment is other than the contract owner or beneficiary;

2)    The person named is not a natural person, such as a corporation; or

3)    Any income payment would be less than the minimum annuity income payment allowed.

Architect - 133944                                                                         58

Selecting the Annuity Start Date

You select the annuity start date, which is the date on which the annuity payments commence.  Unless we consent, the annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant’s 95th birthday.  If, on the annuity start date, a surrender charge remains, the elected annuity option must be option 1 or option 2 with  a period certain of at least 10 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant’s 95th birthday.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes.  For more information, see “Federal Tax Considerations” and the SAI.  For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70½ or, in some cases, retire.  Distributions may be made through annuitization or withdrawals.  You should consult a tax adviser for tax advice before investing.

Frequency of Annuity Payments

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

Beneficiary Rights

A beneficiary’s right to elect an annuity option or receive a lump sum may have been restricted by the contract owner.  If so, such options will not be available to the beneficiary.

The Annuity Options

The Contract has 5 annuity options.  Payments under Options 1, 2, 3 and 4 are fixed.  Payments under Option 5 may be fixed or variable, although only fixed payments are currently available.  For a fixed annuity option, the contract value in the subaccounts is transferred to the Company’s general account.  If you do not choose an annuity option, Option 2 – Income for Life with a 10-year period certain will be selected for you, or a shorter period if required by government regulations.  The MGIB annuity options available under the MGIB rider are different from the 4 options listed below.  For additional information, please see “Living Benefit Riders – Minimum Guaranteed Income Benefit Rider – MGIB Annuity Options”.

Option 1.  Income for Life.  Under this option, we make payments for the life of the annuitant in equal monthly installments.  There is no minimum number of payments.  Monthly payment amounts are available upon request.

Option 2.  Income for a Fixed Period.  Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date.  The fixed period must be between 10 and 30 years unless you have the Premium Credit rider in which case the fixed period must be between 15 and 30 years.  We guarantee that each monthly payment will be at least the amount stated in your Contract.  If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments.  We will provide you with illustrations if you ask for them.  If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59½.

Option 3.  Income for Life with a Period Certain.  Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years.  Other periods certain may be available to you on request.  The fixed period must be between 10 and 30 years unless you have the Premium Credit rider in which case the fixed period must be between 15 and 30 years.  You may choose a refund period instead.  Under this arrangement, income is guaranteed until payments equal the amount of your Contract.  If the person named lives beyond the guaranteed period, we will continue payments until his or her death.  We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person’s age on his or her last birthday before the annuity start date.  Amounts for ages not shown in the Contract are available if you ask for them.

Option 4.  Joint Life Income.  This option is available when there are 2 persons named to determine annuity payments.  At least one of the persons named must be either the contract owner or beneficiary of the Contract.  We guarantee monthly payments will be made as long as at least one of the named persons is living.  There is no minimum number of payments.  Monthly payment amounts are available upon request.

Architect - 133944                                                                         59

Option 5.  Annuity Plan.  Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date.  Annuity payments under Option 5 may be fixed or variable.  If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

Payment When Named Person Dies

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and VIAC.  The amounts we will pay are determined as follows:

1)    For Option 1, no amounts are payable after the named person has died.

2)    For Option 2, or any remaining guaranteed payments under Option 3, we will continue payments.  Under Options 2 and 3, the discounted values of the remaining guaranteed payments may be paid in a single sum.  This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early.  We will base the discount interest rate on the interest rate used to calculate the payments for Options 2 and 3.

3)    For Option 4, no amounts are payable after both named persons have died.

4)    For Option 5, the annuity option agreement will state the amount we will pay, if any.

Other Contract Provisions

Reports to Contract Owners

We confirm purchase, transfer and withdrawal transactions usually within 5 business days of processing.  We may also send you a quarterly report within 31 days after the end of each calendar quarter.  The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value.  You have 30 days to notify Customer Service of any errors or discrepancies.  We will notify you when any shareholder reports of the investment portfolios in which Separate Account B invests are available.  We will also send any other reports, notices or documents we are required by law to furnish to you.

Suspension of Payments

The Company reserves the right to suspend or postpone the date of any payment or determination of values, beyond the 7 permitted days, on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B’s net assets; or (iv) during any other period when the SEC so permits for the protection of security holders.  We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

In Case of Errors in Your Application

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

Assigning the Contract as Collateral

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary’s rights may be subject to the terms of the assignment.  An assignment likely has federal tax consequences.  You should consult a tax adviser for tax advice.  You must give us satisfactory written notice to Customer Service in order to make or release an assignment.  We are not responsible for the validity of any assignment.

Contract Changes — Applicable Tax Law

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law.  We will give you advance notice of such changes.

Free Look

You may cancel your Contract within your 10-day free look period.  We deem the free look period to expire 15 days after we mail the Contract to you.  Some states may require a longer free look period.  To cancel, you need to send your Contract to Customer Service or to the agent from whom you purchased it.  We will refund the greater of the contract value (which may be more or less than the premium payments you paid) or, if required by your state, the original amount of your premium payment.

Architect - 133944                                                                         60

In no event does the Company retain any investment gain associated with a Contract that is free looked.  For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), (ii) deduct any premium credits provided under the Premium Credit rider, and (iii) then we include a refund of any charges deducted from your contract value.  Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid.  Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period.  In these states, your premiums designated for investment in the subaccounts will be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Voya Liquid Assets Portfolio).  We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period.  Your free look rights depend on the laws of the state in which you purchase the Contract.  Your Contract is void as of the day we receive your Contract and cancellation request in good order.  We determine your contract value at the close of business on the day we void your Contract.  If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

Special Arrangements

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates.  We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

Selling the Contract

Our affiliate, Directed Services LLC, One Orange Way, Windsor, CT 06095 is the principal underwriter and distributor of the Contract as well as for other VIAC contracts.  Directed Services LLC, a Delaware limited liability company, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Directed Services LLC does not retain any commissions or compensation paid to it by VIAC for Contract sales.  Directed Services LLC enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products (“selling firms”).  Selling firms are also registered with the SEC and are FINRA member firms.

Voya Financial Advisors, Inc. is affiliated with the Company and has entered into a selling agreement with Directed Services LLC for the sale of our variable annuity contracts.

Directed Services LLC pays selling firms compensation for the promotion and sale of the Contracts.  Registered representatives of the selling firms who solicit sales of the Contracts typically receive a portion of the compensation paid by Directed Services LLC to the selling firm in the form of commissions or other compensation, depending on the agreement between the selling firm and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by contract owners or the Separate Account.  We intend to recoup this compensation and other sales expenses paid to selling firms through fees and charges imposed under the Contracts.

Directed Services LLC pays selling firms for Contract sales according to one or more schedules.  This compensation is generally based on a percentage of premium payments.  Selling firms may receive commissions of up to 7.20% of premium payments.  In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm.  Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm’s practices.  Commissions and annual compensation, when combined, could exceed 7.20% of total premium payments.

Directed Services LLC has special compensation arrangements with certain selling firms based on those firms’ aggregate or anticipated sales of the Contracts or other criteria.  These special compensation arrangements will not be offered to all selling firms, and the terms of such arrangements may differ among selling firms based on various factors.  Any such compensation payable to a selling firm will not result in any additional direct charge to you by us.

Architect - 133944                                                                         61

In addition to the direct cash compensation for sales of Contracts described above, Directed Services LLC may also pay selling firms additional compensation or reimbursement of expenses for their efforts in selling the Contracts to you and other customers.  These amounts may include:

•       Marketing/distribution allowances which may be based on the percentages of premium received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•       Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to agents/registered representatives).  These loans may have advantageous terms such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which terms may be conditioned on fixed insurance product sales;

•       Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our expense;

•       Sponsorship payments or reimbursements for broker/dealers to use in sales contests and/or meetings for their agents/registered representatives who sell our products.  We do not hold contests based solely on the sales of this product;

•       Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, agent/representative recruiting or other activities that promote the sale of contracts; and

•       Additional cash or noncash compensation and reimbursements permissible under existing law.  This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We may pay commissions, dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the Contract.

The following is a list of the top 25 selling firms that, during 2014, received the most compensation, in the aggregate, from us in connection with the sale of registered annuity contracts issued by us, ranked by total dollars received:

1.	Wells Fargo Advisors, LLC	14.	Commonwealth Equity Services, Inc.
2.	LPL Financial Corporation	15.	Woodbury Financial Services Inc.
3.	Morgan Stanley Smith Barney LLC	16.	Lincoln Financial Advisors Corporation
4.	Voya Financial Advisors, Inc.	17.	Stifel Nicolaus and Company Incorporated
5.	Merrill Lynch, Pierce, Fenner & Smith Incorporated	18.	S I I Investments Inc.
6.	Cetera Advisors LLC	19.	Edward D. Jones & Co., L.P. dba Edward Jones
7.	Raymond James and Associates Inc.	20.	Royal Alliance Associates Inc.
8.	UBS Financial Services	21.	NFP Advisor Services, LLC
9.	National Planning Corporation	22.	RBC Capital Markets LLC
10.	Securities America, Inc.	23.	Centaurus Financial Inc.
11.	Ameriprise Financial Services, Inc.	24.	J.P. Morgan Securities LLC
12.	First Allied Securities Inc.	25.	MML Investors Services Inc.
13.	Cambridge Investment Research Inc.

Directed Services LLC may also compensate wholesalers/distributors, and their management personnel, for Contract sales within the wholesale/distribution channel.  This compensation may be based on a percentage of premium payments and/or a percentage of Contract values.  Directed Services LLC may, at its discretion, pay additional cash compensation to wholesalers/distributors for sales by certain broker-dealers or “focus firms.”

Architect - 133944                                                                         62

We do not pay any additional compensation on the sale or exercise of any of the Contract’s optional benefit riders offered in this prospectus.

This is a general discussion of the types and levels of compensation paid by us for sale of our variable annuity contracts.  It is important for you to know that the payment of volume- or sales-based compensation to a selling firm or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another company, and may also provide a financial incentive to promote one of our contracts over another.

Other Information

Voting Rights

We will vote the shares of a Trust owned by Separate Account B according to your instructions.  However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract’s contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests.  We count fractional votes.  We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting.  We will ask you for voting instructions by mail at least 10 days before the meeting.  If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount.  We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.  The effect of proportional voting is that a small number of contract owners may decide the outcome of a vote.

State Regulation

We are regulated by the Insurance Department of the State of Iowa.  We are also subject to the insurance laws and regulations of all jurisdictions where we do business.  The Contract offered by this prospectus has been approved where required by those jurisdictions.  We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Directed Services LLC’s ability to distribute the contract or upon the separate account.

Litigation.  Notwithstanding the foregoing, the Company and/or Directed Services LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Directed Services LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment.  It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

Architect - 133944                                                                         63

Federal Tax Considerations

Introduction

The Contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the Contract. The U.S. federal income tax treatment of the Contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

•      Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the Contract;

•      Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the Contract described in this prospectus;

•      This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

•      We do not make any guarantee about the tax treatment of the Contract or transactions involving the Contract; and

•      No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended, (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the Contract with non-tax-qualified and tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the Contract or any transactions involving the Contract.

Types of Contracts: Nonqualified or Qualified

The Contract described in this prospectus may be purchased on a non-tax-qualified basis (nonqualified Contracts) or on a tax-qualified basis (qualified Contracts).

Nonqualified Contracts. Nonqualified contracts do not receive the same tax benefits as are afforded to contracts funding qualified plans. You may not deduct the amount of your premium payments to a nonqualified Contract. Rather, nonqualified Contracts are purchased with after-tax contributions to save money, generally for retirement, with the right to receive annuity payments for either a specified period of time or over a lifetime.

Qualified Contracts. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to special favorable income tax treatment under Sections 401(a), 401(k), 403(a), 403(b), 408, 408A or 457(b) of the Tax Code.

Roth Accounts. Tax Code Section 402A allows employees of certain private employers offering 401(k) plans to contribute after-tax salary contributions to a Roth 401(k) account. Roth accounts provide for tax-free distributions, subject to certain conditions and restrictions. If permitted by us and under the plan for which the Contract is issued, we will set up one or more accounts for you under the Contract for Roth after-tax contributions and the portion of any transfer or rollover attributable to such amounts.

Architect - 133944                                                                         64

Taxation of Nonqualified Contracts

Taxation of Gains Prior to Distribution or Annuity Starting Date

General. Tax Code Section 72 governs the federal income taxation of annuities in general. We believe that if you are a natural person (in other words, an individual), you will generally not be taxed on increases in the value of a nonqualified Contract until a distribution occurs or until annuity payments begin. This assumes that the Contract will qualify as an annuity contract for federal income tax purposes. For these purposes, the agreement to assign or pledge any portion of the contract value will be treated as a distribution. In order to be eligible to receive deferral of taxation, the following requirements must be satisfied:

•      Diversification. Tax Code Section 817(h) requires that in a nonqualified Contract the investments of the funds be “adequately diversified” in accordance with Treasury Regulations in order for the contract to qualify as an annuity contract under federal tax law. The separate account, through the funds, intends to comply with the diversification requirements prescribed by Tax Code Section 817(h) and by Treasury Regulations Sec. 1.817-5, which affects how the funds’ assets may be invested. If it is determined, however, that your Contract does not satisfy the applicable diversification requirements and rulings because a subaccount’s corresponding fund fails to be adequately diversified for whatever reason, we will take appropriate steps to bring your Contract into compliance with such regulations and rulings, and we reserve the right to modify your Contract as necessary to do so;

•      Investor Control. Although earnings under nonqualified annuity contracts are generally not taxed until withdrawn, the IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner’s gross income. Future guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contract owner from being considered the federal tax owner of a pro rata share of the assets of the separate account;

•      Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, the Tax Code requires any nonqualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The nonqualified Contracts contain provisions that are intended to comply with these Tax Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such distribution provisions and modify them if necessary to assure that they comply with the applicable requirements;

•      Non-Natural Owners of a Non-Qualified Contract. If the owner of the Contract is not a natural person (in other words, is not an individual), a nonqualified Contract generally is not treated as an annuity for federal income tax purposes and the income on the Contract for the taxable year is currently taxable as ordinary income. Income on the Contract is any increase in the contract value over the “investment in the Contract” (generally, the premium payments or other consideration you paid for the Contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a non-natural person should consult with a tax and/or legal adviser before purchasing the Contract. When the contract owner is not a natural person, a change in the annuitant is treated as the death of the contract owner; and

•      Delayed Annuity Starting Date. If the Contract’s annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., after age 95), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

Taxation of Distributions

General. When a withdrawal from a nonqualified Contract occurs before the Contract’s annuity starting date, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner’s investment in the Contract at that time. Investment in the Contract is generally equal to the amount of all premium payments to the Contract, plus amounts previously included in your gross income as the result of certain loans, assignments or gifts, less the aggregate amount of non-taxable distributions previously made.

In the case of a surrender under a nonqualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner’s investment in the Contract (cost basis).

Architect - 133944                                                                         65

10% Penalty. A distribution from a nonqualified Contract may be subject to a penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

•      Made on or after the taxpayer reaches age 59½;

•      Made on or after the death of a contract owner (the annuitant if the contract owner is a non-natural person);

•      Attributable to the taxpayer’s becoming disabled as defined in the Tax Code;

•      Made as part of a series of substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary; or

•      The distribution is allocable to investment in the Contract before August 14, 1982.

The 10% penalty does not apply to distributions from an immediate annuity as defined in the Tax Code. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

Tax-Free Exchanges. Section 1035 of the Tax Code permits the exchange of a life insurance, endowment or annuity contract for an annuity contract on a tax-free basis. In such instance, the “investment in the contract” in the old contract will carry over to the new contract. You should consult with your tax and/or legal adviser regarding procedures for making Section 1035 exchanges.

If your Contract is purchased through a tax-free exchange of a life insurance, endowment or annuity contract that was purchased prior to August 14, 1982, then any distributions other than annuity payments will be treated, for tax purposes, as coming:

•      First, from any remaining “investment in the contract” made prior to August 14, 1982 and exchanged into the Contract;

•      Next, from any “income on the contract” attributable to the investment made prior to August 14, 1982;

•      Then, from any remaining “income on the contract”; and

•      Lastly, from any remaining “investment in the contract.”

In certain instances, the partial exchange of a portion of one annuity contract for another contract is a tax-free exchange. Pursuant to IRS guidance, receipt of partial withdrawals or surrenders from either the original contract or the new contract during the 180 day period beginning on the date of the partial exchange may retroactively negate the partial exchange. If the partial exchange is retroactively negated, the partial withdrawal or surrender of the original contract will be treated as a withdrawal, taxable as ordinary income to the extent of gain in the original contract and, if the partial exchange occurred prior to you reaching age 59½, may be subject to an additional 10% penalty. We are not responsible for the manner in which any other insurance company, for tax reporting purposes, or the IRS, with respect to the ultimate tax treatment, recognizes or reports a partial exchange. We strongly advise you to discuss any proposed 1035 exchange or subsequent distribution within 180 days of a partial exchange with your tax and/or legal adviser prior to proceeding with the transaction.

Taxation of Annuity Payments. Although tax consequences may vary depending upon the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each subsequent annuity payment is subject to tax as ordinary income.

Annuity Contracts that are partially annuitized after December 31, 2010, are treated as separate contracts with their own annuity starting date and exclusion ratio. Specifically, an exclusion ratio will be applied to any amount received as an annuity under a portion of the annuity, provided that annuity payments are made for a period of 10 years or more or for life. Please consult your tax and/or legal adviser before electing a partial annuitization.

Death Benefits. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of the recipient as follows:

•      If distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract; or

•      If distributed under a payment option, they are taxed in the same way as annuity payments.

Special rules may apply to amounts distributed after a beneficiary has elected to maintain the contract value and receive payments.

Architect - 133944                                                                         66

Different distribution requirements apply if your death occurs:

•      After you begin receiving annuity payments under the Contract; or

•      Before you begin receiving such distributions.

If the your death occurs after you begin receiving annuity payments, distributions must be made at least as rapidly as under the method in effect at the time of your death.

If your death occurs before you begin receiving annuity payments, your entire balance must be distributed within five years after the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed by August 31, 2020. However, if distributions begin within one year of your death, then payments may be made over one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, the Contract may be continued with the surviving spouse as the new contract owner. If the contract owner is a non-natural person and the primary annuitant dies, the same rules apply on the death of the primary annuitant as outlined above for the death of the contract owner.

Some Contracts offer a death benefit that may exceed the greater of the premium payments and the contract value.  Certain charges are imposed with respect to these death benefits.  It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

Assignments and Other Transfers. A transfer, pledge or assignment of ownership of a nonqualified Contract, the selection of certain annuity dates, or the designation of an annuitant or payee other than an owner may result in certain tax consequences to you that are not discussed herein. The assignment, pledge or agreement to assign or pledge any portion of the contract value will be treated as a distribution for federal income tax purposes. Anyone contemplating any such transfer, pledge, assignment or designation or exchange, should consult a tax adviser regarding the potential tax effects of such a transaction.

Immediate Annuities. Under Section 72 of the Tax Code, an immediate annuity means an annuity:

•      That is purchased with a single purchase payment;

•      With annuity payments starting within one year from the date of purchase; and

•      That provides a series of substantially equal periodic payments made annually or more frequently.

While this Contract is not designed as an immediate annuity, treatment as an immediate annuity would have significance with respect to exceptions from the 10% early withdrawal penalty, to Contracts owned by non-natural persons, and for certain exchanges.

Multiple Contracts. Tax laws require that all nonqualified deferred annuity contracts that are issued by a company or its affiliates to the same contract owner during any calendar year be treated as one annuity contract for purposes of determining the amount includible in gross income under Tax Code Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Tax Code Section 72(e) through the serial purchase of annuity contracts or otherwise.

Withholding. We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. Withholding is mandatory, however, if the distributee fails to provide a valid taxpayer identification number or if we are notified by the IRS that the taxpayer identification number we have on file is incorrect. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of any non-periodic payments. Regardless of whether you elect to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment.

Architect - 133944                                                                         67

Certain states have indicated that state income tax withholding will also apply to payments from the Contracts made to residents. Generally, an election out of federal withholding will also be considered an election out of state withholding. In some states, you may elect out of state withholding, even if federal withholding applies. If you need more information concerning a particular state or any required forms, please contact Customer Service.

If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code Section 1441 based on the individual’s citizenship, the country of domicile and treaty status, and we may require additional documentation prior to processing any requested transaction.

Taxation of Qualified Contracts

Eligible Retirement Plans and Programs.

The Contract may have been purchased with the following retirement plans and programs to accumulate retirement savings.

•         Sections 401(a), 401(k), Roth 401(k) and 403(a) Plans.  Sections 401(a), 401(k), and 403(a) of the Tax code permit certain employers to establish various types of retirement plans for employees, and permit self-employed individuals to establish these plans for themselves and their employees.  The Tax Code also allows employees of certain private employers to contribute after-tax salary contribution to a Roth 401(k) account, which provides for tax-free distributions, subject to certain restrictions;

•         403(b) Plans.  Section 403(b) of the Tax Code allows employees of certain Tax Code Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a Contract that will provide an annuity for the employee’s retirement;

•         Individual Retirement Annuities (“IRA”) and Roth IRA.  Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”).  Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees;

•         457 Plans.  Section 457 of the Tax Code permits certain employers to offer deferred compensation plans for their employees. These plans may be offered by state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities (governmental employers), as well as non-governmental, tax-exempt organizations (non-governmental employers). A 457 plan may be either a 457(b) plan or a 457(f) plan. Participation in a 457(b) plan maintained by a non-governmental employer is generally limited to highly-compensated employees and select management (other than 457(b) plans maintained by nonqualified, church-controlled organizations). Generally, participants may specify the form of investment for their deferred compensation account. There is no further information specific to 457 plans in this prospectus.

Special Considerations for IRAs. IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution during the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from an IRA other than the IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Sales of the Contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as an IRA and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRS qualification requirements.

Architect - 133944                                                                         68

Special Considerations for Roth IRAs. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over a distribution during the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from a Roth IRA other than the Roth IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to:  (1) the conversion of a traditional IRA to a Roth IRA; (2) a rollover to or from a qualified plan; or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made. Sales of a Contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the Contracts described in this prospectus for qualification as Roth IRAs and has not addressed, in a ruling of general applicability, whether the Contract’s death benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to qualified Contracts vary according to the type of qualified Contract and the specific terms and conditions of the qualified Contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified Contract, or on income phase (i.e., annuity) payments from a qualified Contract, depends upon the type of qualified Contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Certain other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the Contract described in this prospectus. No attempt is made to provide more than general information about the use of the Contract with qualified plans and programs. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the Contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the Contract, unless we consent in writing.

Contract owners and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of the Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral. Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Architect - 133944                                                                         69

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs below. You should consult with a tax and/or legal adviser in connection with contributions to a qualified Contract.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. The total annual contributions (including pre-tax and Roth 401(k) after-tax contributions) by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $53,000 (as indexed for 2015). Compensation means your compensation for the year from the employer sponsoring the plan and includes any elective deferrals under Tax Code Section 402(g) and any amounts not includible in gross income under Tax Code Sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional requirement limits your salary reduction contributions to a 401(k), Roth 401(k) or 403(b) plan to generally no more than $18,000 (2015). Contribution limits are subject to annual adjustments for cost-of-living increases. Your own limit may be higher or lower, depending upon certain conditions.

With the exception of the Roth 401(k) contributions, premium payments to your account(s) will generally be excluded from your gross income. Roth 401(k) salary reduction contributions are made on an after-tax basis.

Catch-up Contributions. Notwithstanding the contribution limits noted above, if permitted by the plan, a participant in a 401(k), Roth 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

•      $6,000; or

•      The participant’s compensation for the year reduced by any other elective deferrals of the participant for the year.

Distributions - General

Certain tax rules apply to distributions from the Contract. A distribution is any amount taken from a Contract including withdrawals, income phase (i.e., annuity) payments, rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

Section 401(a), 401(k), 403(a) and 403(b) Plans.  Distributions from these plans are taxed as received unless one of the following is true:

•      The distribution is an eligible rollover distribution and is directly transferred to another plan eligible to receive rollovers or to a traditional IRA in accordance with the Tax Code;

•      You made after-tax contributions to the plan.  In this case, depending upon the type of distribution, the amount will be taxed according to the rules detailed in the Tax Code; or

•      The distribution is a qualified health insurance premium of a retired public safety officer as defined in the Pension Protection Act of 2006.

Please note that rollover distribution of a pre-tax account is reported as a taxable distribution.

A distribution is an eligible rollover distribution unless it is:

•      Part of a series of substantially equal periodic payments (at least one per year) made over the life expectancy of the participant or the joint life expectancy of the participant and his designated beneficiary or for a specified period of 10 years or more;

•      A required minimum distribution under Tax Code Section 401(a)(9);

•      A hardship withdrawal;

•      Otherwise excludable from income; or

•      Not recognized under applicable regulations as eligible for rollover.

Architect - 133944                                                                         70

IRAs. All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax. The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a Contract used with a 401(a), 401(k), 403(a) or 403(b) plan (collectively, qualified plans), or IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code. The Tax Code may provide other exceptions or impose other penalty taxes in other circumstances.

Qualified Distributions – Roth 401(k) and Roth IRAs. A partial or full distribution of premium payments to a Roth 401(k) or Roth IRA account and earnings credited on those premium payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth 401(k) or Roth IRA is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

•         The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

•         If a rollover contribution was made from a designated Roth account previously established for your under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account; or

•         The first taxable year in which you made an in-plan Roth rollover or non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the Contract (basis) and earnings on the Contract.

Distributions - Eligibility

401(a) Pension Plans. Subject to the terms of your 401(a) pension plan, distributions may only occur upon:

•      Retirement;

•      Death;

•      Disability;

•      Severance from employment;

•      Attainment of normal retirement age;

•      Attainment of age 62 under a phased retirement provision if available under your plan as described in the Pension Protection Act of 2006; or

•      Termination of the plan.

Architect - 133944                                                                         71

Such distributions remain subject to other applicable restrictions under the Tax Code.

401(k) and Roth 401(k) Plans. Subject to the term of your 401(k) plan, distributions from your 401(k) or Roth 401(k) employee account, and possibly all or a portion of your 401(k) or Roth 401(k) employer account, may only occur upon:

•      Retirement;

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship; or

•      Termination of the plan (assets must be distributed within one year).

Such distributions remain subject to other applicable restrictions under the Tax Code.

403(b) Plans. Distribution of certain salary reduction contributions and earnings on such contributions restricted under Tax Code Section 403(b)(11) may only occur upon:

•      Death;

•      Attainment of age 59½;

•      Severance from employment;

•      Disability;

•      Financial hardship;

•      Termination of the plan (assets must be distributed within one year); or

•      Meeting other circumstances as allowed by federal law, regulations or rulings.

Such distributions remain subject to other applicable restrictions under the Tax Code.

Effective January 1, 2009 and for any Contracts or participant accounts established on or after that date, 403(b) regulations prohibit the distribution of amounts attributable to employer contributions before the earlier of your severance from employment or prior to the occurrence of some event as provided under your employer’s plan, such as after a fixed number of years, the attainment of a stated age, or a disability.

If the Company agrees to accept amounts exchanged from a Tax Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code Section 403(b)(7)(A)(ii).

Lifetime Required Minimum Distributions (401(a), 401(k), Roth 401(k), 403(a), 403(b) and IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your Contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½ or retire, whichever occurs later, unless:

•      Under 401(a) and 401(k) plans, you are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70½; or

•      Under 403(b) plans, the Company maintains separate records of amounts held as of December 31, 1986. In this case distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that the excess be distributed from the December 31, 1986 balance.

Architect - 133944                                                                         72

Time Period. We must pay out distributions from the Contract over a period not extending beyond one of the following time periods:

•         Over your life or the joint lives of you and your designated beneficiary; or

•         Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your Contract.

Required Distributions upon Death (401(a), 401(k), Roth 401(k), 403(a), 403(b), IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your Contract.

If your death occurs on or after the date you begin receiving minimum distributions under the Contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the Contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•         Over the life of the designated beneficiary; or

•         Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•         December 31 of the calendar year following the calendar year of your death; or

•         December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs Only). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the Contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the Contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the Contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Generally, eligible rollover distributions from these plans are subject to a mandatory 20% federal income tax withholding. However, mandatory withholding will not be required if you elect a direct rollover of the distributions to an eligible retirement plan or in the case of certain distributions described in the Tax Code.

Architect - 133944                                                                         73

IRAs and Roth IRAs. Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status. We may require additional documentation prior to processing any requested distribution.

In-Plan Roth Rollovers

Tax Code Section 401(k) plans may add a “qualified Roth contribution program,” under which employees can forego the current exclusion from gross income for elective deferrals, in exchange for the future exclusion of the distribution of the deferrals and any earnings thereon. That is, participants may elect to make non-excludable contributions to “designated Roth accounts” (instead of making excludable contributions) – and to exclude from gross income (if certain conditions are met) distributions from these accounts (instead of having distributions included in gross income).

If permitted under the plan for which the contract is issued and provided the plan offers a Roth 401(k) account, non-Roth amounts may be rolled over into a corresponding Roth account within the same plan. The Tax Code provides that, generally, an in-plan rollover to a Roth account is taxable and includable in gross income in the year the rollover occurs, just as if the amount were distributed and not rolled into a qualified account. Please note that in-plan rollovers into a Roth account are not subject to withholding. Consequently, an individual considering such a transaction may want to increase their tax withholding or make an estimated tax payment in the year of the rollover. Amounts rolled over into an in-plan Roth account cannot subsequently be converted back into a non-Roth account.

A partial or full distribution of in-plan Roth rollover amounts and earnings credited on those amounts (or of premium payments made by salary reduction to a Roth account and earnings credited on those premium payments, as described above) will be excludable from income if it is a qualified distribution as defined in the “Qualified Distributions – Roth 401(k) and Roth IRAs” section above.

In-plan Roth rollovers are not subject to the 10% additional tax on early distributions under Tax Code Section 72(t) that would normally apply to distributions from a 401(k) plan. However, a special recapture rule applies when a plan distributes any part of the in-plan Roth rollover within a five-year taxable period, making the distribution subject to the 10% additional tax on early distributions under Tax Code Section 72(t) unless an exception to this tax applies or the distribution is allocable to any nontaxable portion of the in-plan Roth rollover. The five-year taxable period begins January 1 of the year of the in-plan Roth rollover and ends on the last day of the fifth year of the period. This special recapture rule does not apply when the participant rolls over the distribution to another designated Roth account or to a Roth IRA but does apply to a subsequent distribution from the rolled over account or Roth IRA within the five-year taxable period.

Due to administrative complexity, certain in-plan Roth rollovers may not be available through the Contract. Additionally, the tax rules associated with Roth accounts and in-plan Roth rollovers can be complex and you should seek tax and/or legal advice regarding your particular situation.

Assignment and Other Transfers

401(a), 401(k), Roth 401(k), 403(a) and 403(b) Plans. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the Contract is assigned or transferred to persons other than:

•      A plan participant as a means to provide benefit payments;

•      An alternate payee under a QDRO in accordance with Tax Code Section 414(p);

•      The Company as collateral for a loan; or

•      The enforcement of a federal income tax lien or levy.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these Contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the Contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

Architect - 133944                                                                         74

Tax Consequences of Living Benefits and Enhanced Death Benefits

Living Benefits.  Except as otherwise noted below, when a full or partial withdrawal from a Contract occurs under a Voya LifePay Plus or Voya Joint LifePay Plus rider, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any deferred sales charge) immediately before the distribution over the investment in the Contract at that time.

Investment in the Contract is generally equal to the amount of all contributions to the Contract previously included in your gross income, plus amounts previously included in your gross income as the result of certain loans, assignments, or gifts, less the aggregate amount of non-taxable distributions previously made.  The income on the Contract for purposes of calculating the taxable amount of a distribution may be unclear.  For example, the living benefits provided under the Voya LifePay Plus or Voya Joint LifePay Plus rider, as well as any applicable market value adjustment, could increase the contract value that applies.  Thus, the income on the Contract could be higher than the amount of income that would be determined without regard to such a benefit.  As a result, you could have higher amounts of income than will be reported to you.  In addition, payments under any guaranteed payment phase of such riders may be subject to the exclusion ratio rules under Tax Code Section 72(b) for tax purposes.  Please consult your tax adviser about the tax consequences of living benefits.

Payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer under the Voya LifePay Plus or Voya Joint LifePay Plus rider are designed to be treated as annuity payments for withholding and tax reporting purposes.  A portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income.  The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when your payments of the Maximum Annual Withdrawal pursuant to the Income Optimizer start. Any withdrawals in addition to the Maximum Annual Withdrawal payments you are receiving pursuant to the Income Optimizer constitute Excess Withdrawals under the Voya LifePay Plus or Voya Joint LifePay Plus rider, causing a pro-rata reduction of the Voya LifePay Plus Base and Maximum Annual Withdrawal.  This reduction will result in a proportional reduction in the non-taxable portion of your future Maximum Annual Withdrawal payments.  Once your investment in the Contract has been fully recovered, the full amount of each of your future Maximum Annual Withdrawal payments would be subject to tax as ordinary income.

Enhanced Death Benefits.  The Contract offers a death benefit that may exceed the greater of premium payments and the contract value.  It is possible that the IRS could characterize such a death benefit as other than an incidental death benefit, which may result in currently taxable income and could affect the amount of required minimum distributions.  Additionally, because certain charges are imposed with respect to some of the available death benefits it is possible those charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.  Please consult your tax adviser about the tax consequences of enhanced death benefits.

Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) are now available to same-sex spouses, there are still unanswered questions regarding the scope and impact of the Windsor decision at a state level. Consequently, if you are married to a same-sex spouse you should contact a tax and/or legal adviser regarding spousal rights and benefits under the Contract described in this prospectus and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the Contract.

Architect - 133944                                                                         75

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the Contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the Contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the Contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Architect - 133944                                                                         76

Statement of Additional Information

Item
Introduction
Description of Voya Insurance and Annuity Company
Separate Account B of Voya Insurance and Annuity Company
Safekeeping of Assets
Experts
Distribution of Contracts
Published Ratings
Accumulation Unit Value
Performance Information
Other Information
Financial Statements of Voya Insurance and Annuity Company
Financial Statements of Separate Account B of Voya Insurance and Annuity Company
Condensed Financial Information (Accumulation Unit Values)

Please tear off, complete and return the form below to order a free Statement of Additional Information for the Contracts offered under the prospectus. Send the form to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271.

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B, VOYA ARCHITECT 333-133944.

Please Print or Type:

__________________________________________________

Name

__________________________________________________

Street Address

__________________________________________________

City, State, Zip

                                                                                                                                                                                                            05/01/2015

_ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _ _

Architect - 133944                                                                         77

APPENDIX A

The following tables show the Condensed Financial Information (accumulation unit values for the periods indicated and number of units outstanding) by subaccount for a Contract with the lowest and highest combination of asset-based charges. This information is current through December 31, 2014, including portfolio names, and derives from the financial statements of the Separate Account, which together constitute the Separate Account’s Condensed Financial
Information. Portfolio name changes after December 31, 2014 are not reflected in the following information. Complete information is available in the SAI.
Contact Customer Service to obtain your copy free of charge. Please ask us about where you can find more timely information.

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2014, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account B available under the Contract for the indicated periods.

	Separate Account Annual Charges of 1.15%

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.16	$10.75	$9.89	$10.39	$9.57	$8.01	$10.12
Value at end of period	$12.25	$12.16	$10.75	$9.89	$10.39	$9.57	$8.01
Number of accumulation units outstanding at end of period	4,643,007	4,979,983	5,146,006	5,394,599	5,623,571	4,790,071	1,838,878
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.76	$10.10	$8.73	$8.77	$7.72	$6.01	$9.83
Value at end of period	$13.68	$12.76	$10.10	$8.73	$8.77	$7.72	$6.01
Number of accumulation units outstanding at end of period	15,472	15,509	15,319	16,103	16,293	16,501	16,735
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.77	$8.68	$7.21	$8.82	$9.82	$9.74
Value at end of period	$9.62	$10.77	$8.68	$7.21	$8.82	$9.82
Number of accumulation units outstanding at end of period	19,386	8,838	5,978	5,777	6,373	1,796
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.02	$11.93	$10.47	$11.05	$10.27	$10.42
Value at end of period	$12.91	$14.02	$11.93	$10.47	$11.05	$10.27
Number of accumulation units outstanding at end of period	4,304	1,523	203	205	163	165
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.59
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	520,588
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.51	$8.50	$8.88	$10.03
Value at end of period	$8.26	$9.51	$8.50	$8.88
Number of accumulation units outstanding at end of period	58,756	57,175	67,137	45,102

Architect

A 1

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.48	$8.44	$8.79	$9.79	$8.14	$5.99	$9.29
Value at end of period	$8.27	$9.48	$8.44	$8.79	$9.79	$8.14	$5.99
Number of accumulation units outstanding at end of period	396,162	382,752	414,896	430,844	447,190	498,507	423,033
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.95	$8.85	$7.78	$8.19	$7.83	$6.09	$9.79
Value at end of period	$10.31	$9.95	$8.85	$7.78	$8.19	$7.83	$6.09
Number of accumulation units outstanding at end of period	432,915	462,940	536,345	575,043	608,102	608,141	369,199
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.05	$10.92	$9.59	$9.99
Value at end of period	$15.30	$14.05	$10.92	$9.59
Number of accumulation units outstanding at end of period	2,155,682	2,454,304	2,680,940	2,914,636
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.70	$10.64	$9.32	$9.47	$8.42	$6.55	$9.68
Value at end of period	$14.96	$13.70	$10.64	$9.32	$9.47	$8.42	$6.55
Number of accumulation units outstanding at end of period	147,417	155,896	172,651	189,410	24,113	20,312	9,482
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.50	$14.12	$11.13	$13.80	$12.99	$11.07
Value at end of period	$14.82	$14.50	$14.12	$11.13	$13.80	$12.99
Number of accumulation units outstanding at end of period	20,104	24,510	24,832	27,864	39,963	18,363
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.59	$14.93	$13.24	$12.83	$11.36	$7.69	$10.00
Value at end of period	$15.59	$15.59	$14.93	$13.24	$12.83	$11.36	$7.69
Number of accumulation units outstanding at end of period	114,981	115,429	132,715	100,477	83,314	15,893	17,933
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.00	$9.91	$8.79	$8.92	$7.94	$6.53	$8.99
Value at end of period	$14.59	$13.00	$9.91	$8.79	$8.92	$7.94	$6.53
Number of accumulation units outstanding at end of period	2,609	2,794	3,144	3,315	3,204	3,531	3,495
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.46	$11.65	$10.04	$10.30	$8.57	$6.60	$9.91
Value at end of period	$16.71	$15.46	$11.65	$10.04	$10.30	$8.57	$6.60
Number of accumulation units outstanding at end of period	2,770	2,844	5,495	7,061	7,008	11,263	16,369
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.14	$11.48	$10.35	$10.58	$8.74	$7.10	$10.22
Value at end of period	$16.79	$16.14	$11.48	$10.35	$10.58	$8.74	$7.10
Number of accumulation units outstanding at end of period	44,336	45,014	47,494	48,372	50,956	51,778	52,285
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.97	$12.15	$11.27	$10.63	$9.82	$8.92	$10.08
Value at end of period	$12.60	$11.97	$12.15	$11.27	$10.63	$9.82	$8.92
Number of accumulation units outstanding at end of period	7,651,154	1,564,584	1,501,842	1,486,254	1,482,306	1,215,550	721,577

Architect

A 2

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.49
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	1,891,581
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.89	$8.26	$7.05	$8.15	$7.66	$6.08	$10.43
Value at end of period	$9.17	$9.89	$8.26	$7.05	$8.15	$7.66	$6.08
Number of accumulation units outstanding at end of period	148,446	157,598	157,189	152,108	162,647	145,256	31,009
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.40	$10.05	$9.45	$11.08	$9.87	$10.00
Value at end of period	$11.59	$12.40	$10.05	$9.45	$11.08	$9.87
Number of accumulation units outstanding at end of period	5,690	5,476	4,188	5,765	6,176	172
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.31	$10.34	$9.66
Value at end of period	$14.88	$13.31	$10.34
Number of accumulation units outstanding at end of period	2,762,635	3,004,829	3,288,925
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$20.48	$15.86	$13.62	$13.47	$11.93	$8.47	$8.15
Value at end of period	$22.95	$20.48	$15.86	$13.62	$13.47	$11.93	$8.47
Number of accumulation units outstanding at end of period	775,547	496,511	83,824	100,323	47,231	24,665	245
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.71	$11.39	$10.08	$10.62
Value at end of period	$15.96	$14.71	$11.39	$10.08
Number of accumulation units outstanding at end of period	346,664	98,368	22,727	31,775
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.59	$9.70	$9.81	$9.92	$10.03	$10.12	$10.02
Value at end of period	$9.48	$9.59	$9.70	$9.81	$9.92	$10.03	$10.12
Number of accumulation units outstanding at end of period	383,451	543,897	738,860	953,252	1,147,449	2,476,616	3,493,552
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.70	$12.83	$11.40	$11.62	$9.04	$6.49	$10.42
Value at end of period	$17.92	$16.70	$12.83	$11.40	$11.62	$9.04	$6.49
Number of accumulation units outstanding at end of period	189,846	212,168	90,949	108,234	84,744	59,341	29,829
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.73	$9.88	$9.06	$9.61	$8.39	$6.83	$10.20
Value at end of period	$14.47	$12.73	$9.88	$9.06	$9.61	$8.39	$6.83
Number of accumulation units outstanding at end of period	30,668	32,008	28,260	42,802	39,739	24,454	24,454
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.15	$9.84	$9.22	$8.87	$8.32	$8.25
Value at end of period	$10.62	$10.15	$9.84	$9.22	$8.87	$8.32
Number of accumulation units outstanding at end of period	1,728,396	2,183,130	2,627,429	2,407,599	2,189,015	1,740,779

Architect

A 3

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.23	$11.28	$10.10	$10.35	$9.38	$9.22
Value at end of period	$13.78	$13.23	$11.28	$10.10	$10.35	$9.38
Number of accumulation units outstanding at end of period	8,049,424	8,337,100	8,617,827	8,887,788	9,009,691	8,481,818
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.20	$11.54	$10.46	$10.57	$9.64	$9.50
Value at end of period	$13.79	$13.20	$11.54	$10.46	$10.57	$9.64
Number of accumulation units outstanding at end of period	8,698,274	8,789,048	9,163,307	9,904,728	10,071,931	9,605,015
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.78	$11.75	$10.79	$10.68	$9.87	$9.75
Value at end of period	$13.30	$12.78	$11.75	$10.79	$10.68	$9.87
Number of accumulation units outstanding at end of period	6,753,324	7,053,322	7,445,674	7,788,996	8,044,823	7,871,001
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.35	$16.40	$14.52	$14.13	$12.71	$10.85
Value at end of period	$23.79	$21.35	$16.40	$14.52	$14.13	$12.71
Number of accumulation units outstanding at end of period	25,040	23,390	15,498	14,292	13,185	10,132
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.62	$10.45	$9.17	$9.09	$8.21	$6.72	$10.09
Value at end of period	$15.16	$13.62	$10.45	$9.17	$9.09	$8.21	$6.72
Number of accumulation units outstanding at end of period	268,880	261,268	330,333	246,593	284,088	274,732	60,191
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.39	$15.69	$13.69	$13.77	$12.53	$12.64
Value at end of period	$22.61	$20.39	$15.69	$13.69	$13.77	$12.53
Number of accumulation units outstanding at end of period	20,100	17,698	15,740	18,421	18,106	1,829
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$23.84	$17.88	$15.66	$16.20	$13.02	$10.43
Value at end of period	$26.18	$23.84	$17.88	$15.66	$16.20	$13.02
Number of accumulation units outstanding at end of period	66,696	79,463	73,340	82,370	97,479	75,520
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.48	$11.69	$10.14	$10.47	$8.48	$6.14	$10.21
Value at end of period	$17.20	$15.48	$11.69	$10.14	$10.47	$8.48	$6.14
Number of accumulation units outstanding at end of period	273,270	269,219	276,039	277,012	269,776	251,223	104,249
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.13	$11.79	$10.30	$10.87	$8.72	$6.98	$10.03
Value at end of period	$16.69	$16.13	$11.79	$10.30	$10.87	$8.72	$6.98
Number of accumulation units outstanding at end of period	405,898	433,637	458,594	479,289	494,818	482,010	202,231
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.29	$12.00	$10.62	$11.04	$9.01	$7.16	$10.26
Value at end of period	$17.11	$16.29	$12.00	$10.62	$11.04	$9.01	$7.16
Number of accumulation units outstanding at end of period	92,129	96,939	112,878	127,307	130,750	110,390	66,240

Architect

A 4

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.61	$12.08	$11.80	$11.16	$10.66	$10.22	$10.06
Value at end of period	$12.11	$11.61	$12.08	$11.80	$11.16	$10.66	$10.22
Number of accumulation units outstanding at end of period	741,679	651,923	676,040	699,933	689,110	643,851	283,883
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.10	$12.46	$10.54	$10.43	$8.34	$6.24	$9.75
Value at end of period	$17.64	$17.10	$12.46	$10.54	$10.43	$8.34	$6.24
Number of accumulation units outstanding at end of period	287,839	292,395	319,077	317,632	368,534	342,130	209,093
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.62	$12.88	$12.25	$11.06	$10.61	$9.97
Value at end of period	$11.78	$11.62	$12.88	$12.25	$11.06	$10.61
Number of accumulation units outstanding at end of period	347,009	528,015	552,496	591,793	449,421	217,843
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.30	$11.02	$8.88	$9.48	$8.27	$6.27	$10.48
Value at end of period	$12.72	$11.30	$11.02	$8.88	$9.48	$8.27	$6.27
Number of accumulation units outstanding at end of period	160,210	171,921	181,822	201,458	219,671	238,945	162,640
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.29	$14.17	$12.40	$11.46	$9.06	$6.74	$11.04
Value at end of period	$18.35	$14.29	$14.17	$12.40	$11.46	$9.06	$6.74
Number of accumulation units outstanding at end of period	8,508	9,006	10,105	10,764	11,052	12,025	12,574
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.74	$9.56	$8.62	$9.14	$8.26	$6.35	$10.11
Value at end of period	$14.20	$12.74	$9.56	$8.62	$9.14	$8.26	$6.35
Number of accumulation units outstanding at end of period	333,059	385,361	427,988	477,083	582,365	511,757	273,991
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.28	$11.76	$10.42	$10.83	$8.75	$7.10	$10.04
Value at end of period	$16.79	$16.28	$11.76	$10.42	$10.83	$8.75	$7.10
Number of accumulation units outstanding at end of period	83,467	84,328	110,607	123,084	142,474	148,750	113,209
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.52	$9.34	$8.00	$8.91	$7.22	$6.00	$9.67
Value at end of period	$11.54	$11.52	$9.34	$8.00	$8.91	$7.22	$6.00
Number of accumulation units outstanding at end of period	461,479	503,541	594,384	756,956	1,001,990	1,034,861	779,604
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.76	$10.97	$9.69	$11.00	$8.67	$6.30	$9.65
Value at end of period	$15.46	$14.76	$10.97	$9.69	$11.00	$8.67	$6.30
Number of accumulation units outstanding at end of period	633,544	644,456	721,773	756,162	757,964	789,861	498,366
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.29	$11.73	$10.54	$10.40	$9.31	$7.13	$9.98
Value at end of period	$13.80	$13.29	$11.73	$10.54	$10.40	$9.31	$7.13
Number of accumulation units outstanding at end of period	855,246	894,810	939,482	932,258	907,465	751,209	441,746

Architect

A 5

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.35	$9.79	$8.72	$8.89	$8.06	$6.45	$9.86
Value at end of period	$13.13	$12.35	$9.79	$8.72	$8.89	$8.06	$6.45
Number of accumulation units outstanding at end of period	327,786	335,023	367,884	421,895	466,391	409,657	247,683
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.73	$10.38	$9.06	$9.28	$8.48	$6.58	$9.70
Value at end of period	$12.98	$12.73	$10.38	$9.06	$9.28	$8.48	$6.58
Number of accumulation units outstanding at end of period	3,133,039	3,145,672	3,304,003	3,585,555	3,814,055	4,168,994	4,025,070
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.36	$10.76	$9.17	$9.48	$8.33	$6.55	$9.93
Value at end of period	$15.49	$14.36	$10.76	$9.17	$9.48	$8.33	$6.55
Number of accumulation units outstanding at end of period	206,654	158,600	139,727	146,146	150,932	136,837	80,652
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.73	$11.14	$10.02	$10.27	$9.28	$7.67	$9.72
Value at end of period	$14.75	$13.73	$11.14	$10.02	$10.27	$9.28	$7.67
Number of accumulation units outstanding at end of period	646,051	219,938	158,863	177,751	156,537	135,519	95,228
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.25
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	2,692,316
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.58	$10.26	$9.06	$9.37	$8.42	$6.88	$9.51
Value at end of period	$14.78	$13.58	$10.26	$9.06	$9.37	$8.42	$6.88
Number of accumulation units outstanding at end of period	122,922	121,390	141,906	151,564	138,296	108,809	78,836
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.87	$9.52	$8.08	$10.00	$8.41	$4.96	$9.19
Value at end of period	$8.85	$8.87	$9.52	$8.08	$10.00	$8.41	$4.96
Number of accumulation units outstanding at end of period	547,849	565,528	573,306	550,187	533,362	604,383	488,288
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.22	$12.48	$10.52	$10.45	$8.60	$6.92	$10.44
Value at end of period	$18.44	$16.22	$12.48	$10.52	$10.45	$8.60	$6.92
Number of accumulation units outstanding at end of period	207,000	225,601	211,195	219,916	213,380	200,210	95,958
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.61	$13.55	$11.55	$11.84	$9.45	$7.51	$9.95
Value at end of period	$19.93	$18.61	$13.55	$11.55	$11.84	$9.45	$7.51
Number of accumulation units outstanding at end of period	154,653	154,925	132,773	120,692	82,208	50,844	24,709
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.02	$12.73	$11.12	$10.31	$9.16	$7.19	$9.57
Value at end of period	$15.48	$15.02	$12.73	$11.12	$10.31	$9.16	$7.19
Number of accumulation units outstanding at end of period	612,482	459,016	455,590	445,024	449,043	366,477	88,607

Architect

A 6

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.28	$10.59	$8.83	$9.75	$8.52	$6.19	$9.27
Value at end of period	$13.41	$13.28	$10.59	$8.83	$9.75	$8.52	$6.19
Number of accumulation units outstanding at end of period	119,570	106,530	138,404	141,436	143,559	167,944	214,609
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.29	$12.66	$11.19	$11.00	$9.76	$7.41	$10.04
Value at end of period	$16.95	$15.29	$12.66	$11.19	$11.00	$9.76	$7.41
Number of accumulation units outstanding at end of period	2,114,804	2,045,357	2,112,702	2,069,695	2,095,671	1,839,310	1,155,828
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.66	$10.65	$9.19	$9.38	$8.26	$6.68	$9.27
Value at end of period	$14.51	$13.66	$10.65	$9.19	$9.38	$8.26	$6.68
Number of accumulation units outstanding at end of period	863,393	618,738	639,927	621,098	552,175	476,075	280,187
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.33	$11.16	$9.52	$9.76	$8.47	$6.01	$8.94
Value at end of period	$16.43	$15.33	$11.16	$9.52	$9.76	$8.47	$6.01
Number of accumulation units outstanding at end of period	263,192	200,340	226,914	100,096	101,874	68,298	19,159
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.30	$8.23	$7.01	$8.09	$7.20	$5.29	$9.38
Value at end of period	$9.09	$9.30	$8.23	$7.01	$8.09	$7.20	$5.29
Number of accumulation units outstanding at end of period	196,818	180,471	169,420	183,694	173,358	188,261	204,225
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.16	$8.57	$7.31	$8.42	$7.84	$6.02	$9.29
Value at end of period	$9.35	$10.16	$8.57	$7.31	$8.42	$7.84	$6.02
Number of accumulation units outstanding at end of period	614,520	659,764	692,518	277,776	317,207	247,824	133,228
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.50	$9.68	$8.05	$8.63	$8.10	$6.20	$9.40
Value at end of period	$12.02	$12.50	$9.68	$8.05	$8.63	$8.10	$6.20
Number of accumulation units outstanding at end of period	268,013	476,765	508,158	574,989	591,741	560,837	384,129

Architect

A 7

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 2.25%

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94	$9.56
Value at end of period	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94
Number of accumulation units outstanding at end of period	16,203	16,422	16,727	27,411	27,518	27,510	9,879
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.32
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	5,428
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.87	$7.99	$8.41	$9.47	$7.96	$5.92	$9.11
Value at end of period	$7.65	$8.87	$7.99	$8.41	$9.47	$7.96	$5.92
Number of accumulation units outstanding at end of period	2,853	2,853	2,852	2,853	2,853	2,854	2,855
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$9.31	$8.38	$7.45	$7.93	$7.92
Value at end of period	$9.55	$9.31	$8.38	$7.45	$7.93
Number of accumulation units outstanding at end of period	1,744	0	473	480	465
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.60	$10.69	$9.49	$9.99
Value at end of period	$14.64	$13.60	$10.69	$9.49
Number of accumulation units outstanding at end of period	5,543	5,539	5,540	5,542
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.76	$13.55	$10.80	$13.54	$12.88	$13.28
Value at end of period	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	738
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.59	$14.13	$12.67	$12.41	$12.56
Value at end of period	$14.42	$14.59	$14.13	$12.67	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	268
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83	$8.81
Value at end of period	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83
Number of accumulation units outstanding at end of period	26,193	1,765	2,495	2,528	5,609	5,113	374
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.18
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	14,210

Architect

A 8

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2014)
Value at beginning of period	$11.76
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	4,734
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.07	$10.26	$9.83
Value at end of period	$14.44	$13.07	$10.26
Number of accumulation units outstanding at end of period	26,145	27,149	28,099
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$19.32	$15.13	$13.14	$13.14	$11.77	$8.86
Value at end of period	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77
Number of accumulation units outstanding at end of period	11,949	294	0	0	302	318
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$15.08
Value at end of period	$15.27
Number of accumulation units outstanding at end of period	244
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01	$10.03
Value at end of period	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01
Number of accumulation units outstanding at end of period	7,902	7,902	7,905	8,284	10,193	26,143	10,377
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.63	$10.89	$9.86	$10.21	$9.36	$9.21
Value at end of period	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	80,446	80,416	88,344	88,698	89,093	94,422
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.60	$11.14	$10.21	$10.43	$9.61	$9.49
Value at end of period	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	29,466	29,573	25,203	25,260	24,492	21,970
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.20	$11.34	$10.52	$10.54	$9.84	$9.75
Value at end of period	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	14,650	14,693	16,439	16,546	16,157	15,967
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$20.26	$16.12
Value at end of period	$22.33	$20.26
Number of accumulation units outstanding at end of period	1,927	491
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$19.35	$15.53
Value at end of period	$21.22	$19.35
Number of accumulation units outstanding at end of period	0	510

Architect

A 9

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$22.62	$17.15	$15.19	$15.89	$16.01
Value at end of period	$24.57	$22.62	$17.15	$15.19	$15.89
Number of accumulation units outstanding at end of period	996	0	0	0	686
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09	$8.60
Value at end of period	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09
Number of accumulation units outstanding at end of period	1,798	1,807	141	395	412	454	481
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93	$9.41
Value at end of period	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93
Number of accumulation units outstanding at end of period	99	99	459	1,676	1,712	368	1,330
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.29	$12.16
Value at end of period	$15.89	$15.29
Number of accumulation units outstanding at end of period	5,063	2,532
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14	$9.86
Value at end of period	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14
Number of accumulation units outstanding at end of period	0	952	336	329	332	0	1,958
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17	$9.84
Value at end of period	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17
Number of accumulation units outstanding at end of period	1,867	1,821	1,399	2,725	2,371	3,490	3,214
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.03	$12.35	$11.88	$10.85	$10.52	$10.08
Value at end of period	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	10,208	29,610	47,932	10,860	9,724	675
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.37	$13.40	$11.87	$11.09	$8.86	$6.30
Value at end of period	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86
Number of accumulation units outstanding at end of period	0	0	0	220	224	340
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28	$10.22
Value at end of period	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28
Number of accumulation units outstanding at end of period	7,272	7,299	7,362	7,377	7,380	13,795	12,862
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02	$10.43
Value at end of period	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02
Number of accumulation units outstanding at end of period	997	997	997	997	997	997	997

Architect

A 10

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.75
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	5,182
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.81	$10.38	$9.27	$10.64	$8.48	$6.23	$5.86
Value at end of period	$14.31	$13.81	$10.38	$9.27	$10.64	$8.48	$6.23
Number of accumulation units outstanding at end of period	2,114	978	1,041	1,431	1,430	1,497	195
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.44	$11.10	$10.08	$10.06	$9.11	$8.91
Value at end of period	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11
Number of accumulation units outstanding at end of period	6,409	6,255	6,184	6,381	6,379	6,469
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.56	$9.26	$8.34	$8.60	$7.89	$6.38	$9.79
Value at end of period	$12.15	$11.56	$9.26	$8.34	$8.60	$7.89	$6.38
Number of accumulation units outstanding at end of period	579	595	649	1,822	1,864	6,178	5,930
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.91	$9.82	$8.67	$8.98	$8.29	$6.51	$9.53
Value at end of period	$12.01	$11.91	$9.82	$8.67	$8.98	$8.29	$6.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	732	766
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.23
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	12,212
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91	$10.03
Value at end of period	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91
Number of accumulation units outstanding at end of period	374	360	290	1,664	1,656	4,022	3,703
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87	$9.66
Value at end of period	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87
Number of accumulation units outstanding at end of period	4,589	4,803	4,038	4,035	4,037	4,035	4,036
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.41	$15.98
Value at end of period	$18.45	$17.41
Number of accumulation units outstanding at end of period	632	691
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11	$9.51
Value at end of period	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11
Number of accumulation units outstanding at end of period	4,652	8,670	8,669	8,765	9,423	9,575	6,198

Architect

A 11

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33	$9.99
Value at end of period	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33
Number of accumulation units outstanding at end of period	31,768	33,935	35,769	76,964	83,740	47,549	18,502
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$12.78	$10.98
Value at end of period	$13.43	$12.78
Number of accumulation units outstanding at end of period	5,947	5,287
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.34	$10.56	$9.11	$9.44	$8.29	$6.82
Value at end of period	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29
Number of accumulation units outstanding at end of period	1,865	1,462	0	2,336	857	1,706
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23	$10.18
Value at end of period	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23
Number of accumulation units outstanding at end of period	254	240	235	617	623	5,493	5,741
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.51	$8.11	$6.99	$8.14	$7.67	$7.86
Value at end of period	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	894
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13	$9.42
Value at end of period	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13
Number of accumulation units outstanding at end of period	8,330	3,599	2,906	2,905	2,906	2,904	3,346

Architect

A 12

Appendix B

The Investment Portfolios

The following investment portfolios are closed to new premiums and transfers.  Contract owners who have value in any of the closed investment portfolios may leave their contract value in these investments.

Closed Investment Portfolios
Fidelity® VIP Equity-Income Portfolio (Class S2)	Voya International Index Portfolio (Class S)
ProFund VP Bull	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Rising Rates Opportunity	Voya SmallCap Opportunities Portfolio (Class S)
Voya Global Value Advantage (Class S)	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Growth and Income Portfolio (Class S)	VY® Clarion Real Estate Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® JP Morgan Mid Cap Value Portfolio (Class S)

Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available.  The investment portfolios that are currently available for allocation are listed in this appendix.  You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives.  You should consider the investment objectives, risks and charges and expenses of the funds carefully before investing.  Please refer to the funds prospectuses for this and additional information.

Shares of the funds will rise and fall in value and you could lose money by investing in the funds.  Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency.  Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.  Fund prospectuses may be obtained free of charge, from Customer Service at the address and telephone number listed in the prospectus, by accessing the SEC’s web site or by contacting the SEC Public Reference Room.  If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser.  The investment results of a fund may be higher or lower than those of other funds managed by the same adviser.  There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Certain funds are designated as “fund of funds.”  Funds offered in a fund of funds structure (such as the Retirement Funds) may have higher fees and expenses than a fund that invests directly in debt and equity securities.

Consult with your investment professional to determine if the investment portfolios may be suited to your financial needs, investment time horizon and risk tolerance.  You should periodically review these factors to determine if you need to change your investment strategy.

Architect - 133944                                                                       B-1

Fund Name and Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund Investment Adviser: BlackRock Advisors, LLC	Seeks high total investment return.
Voya EURO STOXX 50® Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the EURO STOXX 50® Index.
Voya FTSE 100 Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the FTSE 100 Index®.
Voya Global Perspectives Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return.
Voya Global Resources Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks long-term capital appreciation.
Voya Global Value Advantage Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Hang Seng Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	A non-diversified Portfolio that seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Hang Seng Index.
Voya High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide investor with a high level of current income and total return.
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Architect - 133944                                                                       B-2

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted International Index.
Voya Japan TOPIX Index® Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Tokyo Stock Price Index®.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya Liquid Assets Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks high level of current income consistent with the preservation of capital and liquidity.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.
Voya Retirement Conservative Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks a high level of total return (consisting of capital appreciation and income) consistent with a conservative level of risk relative to the other Voya Retirement Portfolios.
Voya Retirement Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Moderate Portfolio but less than that of Voya Retirement Growth Portfolio.

Architect - 133944                                                                       B-3

Voya Retirement Moderate Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Seeks a high level of total return (consisting of capital appreciation and income) consistent with a level of risk that can be expected to be greater than that of Voya Retirement Conservative Portfolio but less than that of Voya Retirement Moderate Growth Portfolio.

Voya Russell™ Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Index.
Voya Russell™ Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya Russell™ Mid Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Growth Index.
Voya RussellTM Mid Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Midcap® Index.
Voya RussellTM Small Cap Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell 2000® Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya U.S. Bond Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Barclays U.S. Aggregate Bond Index.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.

Architect - 133944                                                                       B-4

VY® BlackRock Inflation Protected Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: BlackRock Financial Management Inc.	A non-diversified Portfolio that seeks to maximize real return, consistent with preservation of real capital and prudent investment management.
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisers, LLC	Seeks total return, consisting of long-term capital appreciation and current income.
VY® DFA World Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

VY® FMR® Diversified Mid Cap Portfolio*

Investment Adviser: Directed Services LLC

Subadviser: Fidelity Management & Research Company

* FMR is a registered service mark of Fidelity Management & Research Company. Used with permission.

Seeks long-term growth of capital.
VY® Franklin Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Franklin Advisers, Inc.	Seeks to maximize income while maintaining prospects for capital appreciation.
VY® Franklin Mutual Shares Portfolio Investment Adviser: Directed Services LLC Subadviser: Franklin Mutual Advisers, LLC	Seeks capital appreciation and secondarily, income.
VY® Franklin Templeton Founding Strategy Portfolio Investment Adviser: Directed Services LLC	Seeks capital appreciation. Income is a secondary consideration.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.

Architect - 133944                                                                       B-5

VY® Invesco Growth and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks long-term growth of capital and income.
VY® JPMorgan Emerging Markets Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital appreciation.
VY® JPMorgan Small Cap Core Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks capital growth over the long-term.
VY® Morgan Stanley Global Franchise Portfolio Investment Adviser: Directed Services LLC Subadviser: Morgan Stanley Investment Management Inc.	A non-diversified Portfolio that seeks long-term capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® T. Rowe Price Capital Appreciation Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks, over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® T. Rowe Price International Stock Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth of capital.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
VY® Templeton Global Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Global Advisors Limited	Seeks capital appreciation. Current income is only an incidental consideration.

Architect - 133944                                                                       B-6

HSI is published and compiled by Hang Seng Indexes Company Limited pursuant to a license from Hang Seng Data Services Limited. The mark and name of the Index are proprietary to Hang Seng Data Services Limited. Hang Seng Indexes Company Limited and Hang Seng Data Services Limited have agreed to the use of, and reference to, the Index by Voya Investment Management Co. LLC and Voya Investments, LLC in connection with the Voya Hang Seng Portfolio (the “product”), but neither Hang Seng Indexes Company Limited nor Hang Seng Data Services Limited warrants or represents or guarantees to any broker or holder of the product or any other person: (i) the accuracy or completeness of any of the Index and its computation or any information related thereto; or (ii) the fitness or suitability for any purpose of any of the Index or any component or data comprised in it; or (iii) the results which may be obtained by any person from the use of any of the Index or any component or data comprised in it for any purpose, and no warranty or representation or guarantee of any kind whatsoever relating to the Index is given or may be implied. The process and basis of computation and compilation of the Index and any of the related formula or formulae, constituent stocks and factors may at any time be changed or altered by Hang Seng Indexes Company Limited without notice.

TO THE EXTENT PERMITTED BY APPLICABLE LAW, NO RESPONSIBILITY OR LIABILITY IS ACCEPTED BY HANG SENG INDEXES COMPANY LIMITED OR HANG SENG DATA SERVICES LIMITED: (I) IN RESPECT OF THE USE OF AND/OR REFERENCE TO THE INDEX BY VOYA INVESTMENT MANAGEMENT CO. LLC AND VOYA INVESTMENTS, LLC IN CONNECTION WITH THE PRODUCT; OR (II) FOR ANY INACCURACIES, OMISSIONS, MISTAKES OR ERRORS OF HANG SENG INDEXES COMPANY LIMITED IN THE COMPUTATION OF THE INDEX; OR (III) FOR ANY INACCURACIES, OMISSIONS, MISTAKES, ERRORS OR INCOMPLETENESS OF ANY INFORMATION USED IN CONNECTION WITH THE COMPUTATION OF THE INDEX WHICH IS SUPPLIED BY ANY OTHER PERSON; OR (IV) FOR ANY ECONOMIC OR OTHER LOSS WHICH MAY BE DIRECTLY OR INDIRECTLY SUSTAINED BY ANY BROKER OR HOLDER OF THE PRODUCT OR ANY OTHER PERSON DEALING WITH THE PRODUCT AS A RESULT OF ANY OF THE AFORESAID, AND NO CLAIMS, ACTIONS OR LEGAL PROCEEDINGS MAY BE BROUGHT AGAINST HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED IN CONNECTION WITH THE PRODUCT IN ANY MANNER WHATSOEVER BY ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT. ANY BROKER, HOLDER OR OTHER PERSON DEALING WITH THE PRODUCT DOES SO THEREFORE IN FULL KNOWLEDGE OF THIS DISCLAIMER AND CAN PLACE NO RELIANCE WHATSOEVER ON HANG SENG INDEXES COMPANY LIMITED AND HANG SENG DATA SERVICES LIMITED. FOR THE AVOIDANCE OF DOUBT, THIS DISCLAIMER DOES NOT CREATE ANY CONTRACTUAL OR QUASI-CONTRACTUAL RELATIONSHIP BETWEEN ANY BROKER, HOLDER OR OTHER PERSON AND HANG SENG INDEXES COMPANY LIMITED AND/OR HANG SENG DATA SERVICES LIMITED AND MUST NOT BE CONSTRUED TO HAVE CREATED SUCH RELATIONSHIP.

Architect - 133944                                                                       B-7

Appendix C

Fixed Account II

Fixed Account II (“Fixed Account”) is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we” or “our”).  The Fixed Account, which is a segregated asset account of VIAC, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)).  We will credit your Fixed Interest Allocation(s) with a fixed rate of interest.  We currently offer Fixed Interest Allocations with guaranteed interest periods that may vary by maturity, state of issue and rate.  In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts.  We set the interest rates periodically.  We may credit a different interest rate for each interest period.  The interest you earn in the Fixed Account as well as your principal is guaranteed by VIAC, as long as you do not take your money out before the maturity date for the applicable interest period.  If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment (“Market Value Adjustment”).  A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out.  A surrender charge may also apply to withdrawals from your contract.  You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available.  You have a right to return a contract for a refund as described in the prospectus.

The Fixed Account

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus.  Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select.  We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period.  Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment.  Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value.  We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction.  A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction.  You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

Guaranteed Interest Rates

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date.  We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods.  We determine guaranteed interest rates at our sole discretion.  We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II.

Architect - 133944                                                                       C-1

Transfers from a Fixed Interest Allocation

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of VIAC’s Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period.  The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100.  Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment.  If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Voya Liquid Assets Portfolio, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect.

Withdrawals from a Fixed Interest Allocation

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation.  You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option.  A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge.  Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect.

Market Value Adjustment

A Market Value Adjustment may decrease, increase or have no effect on your Contract value.  We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change.  In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value.  On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value.  In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized.  In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested.  If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

Contract Value in the Fixed Interest Allocations

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation.  On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

(1)       We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

(2)       We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

(3)       We add (1) and (2).

(4)       We subtract from (3) any transfers from that Fixed Interest Allocation.

(5)       We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation.  The Contract value on the date of allocation will be the amount allocated.  Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for Fixed Account II.

Architect - 133944                                                                       C-2

Cash Surrender Value

The cash surrender value is the amount you receive when you surrender the Contract.  The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge.  We do not guarantee any minimum cash surrender value.  On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

Dollar Cost Averaging from Fixed Interest Allocations

You may elect to participate in our dollar cost averaging program from a Fixed Account Interest Allocation with a guaranteed interest period of 1 year or less.  The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term.  However, we cannot guarantee this.  When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels.  You should consider your tolerance for investing through periods of fluctuating price levels.

You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100.  You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program.  Of course, such change will not affect any dollar cost averaging programs in operation at the time.

Suspension of Payments

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

More Information

See the prospectus for Fixed Account II.

Architect - 133944                                                                       C-3

Appendix D

Surrender Charge for Excess Withdrawals Example

This example assumes the following:

•       You made an initial premium payment of $10,000

•       You choose the standard surrender charge schedule

•       You made additional premium payments of $10,000 in each of the second and third Contract years (for total premium payments under the Contract of $30,000)

•       You make a withdrawal at the beginning of the fifth Contract year of 15% of the Contract value, which is then $35,000

(This example does not reflect the premium credits that we would otherwise add to your contract value based on these premium payments),  In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw at the beginning of the fifth Contract year without a surrender charge.  The total withdrawal would be $5,250 ($35,000 x .15). Therefore, $1,750 ($5,250 – $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 4% surrender charge of $70 ($1,750 x .04).  This example does not take into account any market value adjustment or deduction of any premium taxes.

Architect - 133944                                                                       D-1

Appendix E

Special Funds and Excluded Funds Examples

Example #1:        The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Special Funds.

7% MGDB if 50% invested in Special Funds				7% MGDB if 0% invested in Special Funds				7% MGDB if 100% invested in Special Funds

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	500	500	1,000	0	1,000	—	1,000	0	0	1,000	1,000
1	535	500	1,035	1	1,070	—	1,070	1	0	1,000	1,000
2	572	500	1,072	2	1,145	—	1,145	2	0	1,000	1,000
3	613	500	1,113	3	1,225	—	1,225	3	0	1,000	1,000
4	655	500	1,155	4	1,311	—	1,311	4	0	1,000	1,000
5	701	500	1,201	5	1,403	—	1,403	5	0	1,000	1,000
6	750	500	1,250	6	1,501	—	1,501	6	0	1,000	1,000
7	803	500	1,303	7	1,606	—	1,606	7	0	1,000	1,000
8	859	500	1,359	8	1,718	—	1,718	8	0	1,000	1,000
9	919	500	1,419	9	1,838	—	1,838	9	0	1,000	1,000
10	984	500	1,484	10	1,967	—	1,967	10	0	1,000	1,000

7% MGDB if transferred to Special Funds at the beginning of year 6				7% MGDB if transferred to Covered Funds at the beginning of year 6

End of Yr	Covered	Special	Total	End of Yr	Covered	Special	Total
0	1,000	—	1,000	0	—	1,000	1,000
1	1,070	—	1,070	1	—	1,000	1,000
2	1,145	—	1,145	2	—	1,000	1,000
3	1,225	—	1,225	3	—	1,000	1,000
4	1,311	—	1,311	4	—	1,000	1,000
5	1,403	—	1,403	5	—	1,000	1,000
6	—	1,403	1,403	6	1,070	—	1,070
7	—	1,403	1,403	7	1,145	—	1,145
8	—	1,403	1,403	8	1,225	—	1,225
9	—	1,403	1,403	9	1,311	—	1,311
10	—	1,403	1,403	10	1,403	—	1,403

Architect - 133944                                                                        E-1

Example #2:        The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element (“7% MGDB”) of allocating your Contract Value to Excluded Funds.

7% MGDB if 50% invested in Excluded Funds

Covered

Excluded

Total

End of Yr

7% MGDB

		AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
0	500	500	500	500	1,000	1,000	1,000
1	535	510	535	510	1,045	1,020	1,045
2	572	490	572	490	1,062	980	1,062
3	613	520	613	520	1,133	1,040	1,133
4	655	550	655	550	1,205	1,100	1,205
5	701	450	701	450	1,151	900	1,151
6	750	525	750	525	1,275	1,050	1,275
7	803	600	803	600	1,403	1,200	1,403
8	859	750	859	750	1,609	1,500	1,609
9	919	500	919	500	1,419	1,000	1,419
10	984	300	984	300	1,284	600	1,284

7% MGDB if 0% invested in Excluded Funds				7% MGDB if 100% invested in Excluded Funds

Covered

Excluded

End of Yr	7% MGDB	AV	Death Benefit	End of Yr	“7% MGDB”	AV	Death Benefit
0	1,000	1,000	1,000	0	1,000	1,000	1,000
1	1,070	1,020	1,070	1	1,070	1,020	1,020
2	1,145	980	1,145	2	1,145	980	980
3	1,225	1,040	1,225	3	1,225	1,040	1,040
4	1,311	1,100	1,311	4	1,311	1,100	1,100
5	1,403	900	1,403	5	1,403	900	900
6	1,501	1,050	1,501	6	1,501	1,050	1,050
7	1,606	1,200	1,606	7	1,606	1,200	1,200
8	1,718	1,500	1,718	8	1,718	1,500	1,500
9	1,838	1,000	1,838	9	1,838	1,000	1,000
10	1,967	600	1,967	10	1,967	6 00	600

Note: AV are hypothetical illustrative values. Not a projection. “7% MGDB” for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV).

Architect - 133944                                                                        E-2

Transfer from Covered Funds to Excluded Funds at the beginning of year 6
	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	1,000	1,000	—	—	1,000	1,000	1,000
1	1,070	1,020	—	—	1,070	1,020	1,070
2	1,145	980	—	—	1,145	980	1,145
3	1,225	1,040	—	—	1,225	1,040	1,225
4	1,311	1,100	—	—	1,311	1,100	1,311
5	1,403	900	—	—	1,403	900	1,403
6	—	—	1,501	1,050	1,050	1,050	1,050
7	—	—	1,606	1,200	1,200	1,200	1,200
8	—	—	1,718	1,500	1,500	1,500	1,500
9	—	—	1,838	1,000	1,000	1,000	1,000
10	—	—	1,967	600	600	600	600

Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

Transfer from Excluded Funds to Covered Funds

at the beginning of year 6

	Covered		Excluded		Total
End of Yr	7% MGDB	AV	“7% MGDB”	AV	7% MGDB	AV	Death Benefit
—	—	—	1,000	1,000	1,000	1,000	1,000
1	—	—	1,070	1,020	1,020	1,020	1,020
2	—	—	1,145	980	980	980	980
3	—	—	1,225	1,040	1,040	1,040	1,040
4	—	—	1,311	1,100	1,100	1,100	1,100
5	—	—	1,403	900	900	900	900
6	963	1,050	—	—	963	1,050	1,050
7	1,030	1,200	—	—	1,030	1,200	1,200
8	1,103	1,500	—	—	1,103	1,500	1,500
9	1,180	1,000	—	—	1,180	1,000	1,180
10	1,262	600	—	—	1,262	600	1,262

Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

Architect - 133944                                                                        E-3

Appendix F

Examples of Minimum Guaranteed Income Benefit Calculation

Example 1
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	0.00%	0.00%	0.00%	0.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$100,000	$89,746	$89,188	$89,188
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$469.00	$420.91	$418.29	$418.29
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$100,000	$100,000	$100,000
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$469.00	$746.78	$820.30	$871.45

Example 2
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	3.00%	3.00%	3.00%	3.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$134,392	$122,674	$122,065	$122,065
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$630.30	$575.34	$572.48	$572.48
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$122,674	$122,065	$122,065
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$746.78	$820.30	$871.45
	Income	$630.30	$746.78	$820.30	$871.45

Architect - 133944                                                                        F-1

Example 3
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	8.00%	8.00%	8.00%	8.00%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$215,892	$200,815	$200,449	$ 200,448
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,012.54	$941.82	$940.11	$940.10
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$200,815	$200,449	$200,448
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$837.40	$835.87	$887.98
	Income	$1,012.54	$941.82	$940.11	$940.10

Example 4
Age		Contract without MGIB Rider	Contract with MGIB Rider after May 1, 2009	Contract with MGIB Rider between January 12, 2009 and May 1, 2009	Contract with MGIB Rider before January 12, 2009
55	Initial Value	$100,000	$100,000	$100,000	$100,000
	Accumulation Rate	9.78%	9.78%	9.78%	9.78%
	Rider Charge	0.00%	0.75%	0.75%	0.75%

65	Contract Value	$254,233	$236,719	$236,665	$236,238
	Contract Annuity Factor	4.69	4.69	4.69	4.69
	Monthly Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96
	MGIB Rollup	n/a	$179,085	$196,715	$196,715
	MGIB Ratchet	n/a	$236,719	$236,665	$236,238
	MGIB Annuity Factor	n/a	4.17	4.17	4.43
	MGIB Income	n/a	$987.12	$986.89	$1,046.53
	Income	$1,192.35	$1,110.21	$1,109.96	$1,107.96

The Accumulation Rates shown under “Contract” are hypothetical and intended to illustrate various market conditions.  These rates are assumed to be net of all fees and charges except the rider charge.  Fees and charges are not assessed against the MGIB Rollup Rate.

Architect - 133944                                                                        F-2

Appendix G

Voya LifePay Plus and Voya Joint LifePay Plus Partial Withdrawal Amount Examples

The following example shows the adjustment to the Maximum Annual Withdrawal amount for a withdrawal before the Lifetime Withdrawal Phase has begun.

Illustration 1:  Adjustment to the Voya LifePay Plus Base for a withdrawal taken prior to the Lifetime Withdrawal Phase.

Assume the Annuitant is age 55 and the first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges.  Because the Voya LifePay Plus Rider is not yet eligible to enter the Lifetime Withdrawal Phase, there is no Maximum Annual Withdrawal and the entire withdrawal is considered excess.

If the Voya LifePay Plus Base and Account Value before the withdrawal are $100,000 and $90,000, respectively, then the Voya LifePay Plus Base will reduce by 3.33% ($3,000/$90,000) to $96,667 ((1 - 3.33%)* $100,000).

Any additional withdrawals taken prior to the Annuitant reaching age 59½ will also result in an immediate pro-rata reduction to the Voya LifePay Plus Base.

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.  However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500).  The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Contract Value before this withdrawal is $50,000, and the Contract Value is $49,500 after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Architect - 133944                                                                       G-1

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the  Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4:  The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000.  Also assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).  Note that while the Maximum Annual Withdrawal has been exhausted, it is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000.  The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000).  Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5:  A withdrawal exceeds the Maximum Annual Withdrawal amount and the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

Architect - 133944                                                                       G-2

The next withdrawal taken during the contract year is $3,500 net, with $0 of surrender charges. Total net withdrawals taken, $8,000, exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, $6,000, and there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $8,000 ($3,000 + $1,500 + $3,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount ($8,000 - $6,000 = $2,000), and the amount of the current gross withdrawal ($3,500).

If the Contract Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 4.12%  ($2,000 / ($50,000 - $1,500)) to $4,794 ((1 - 4.12%) * $5,000).

Illustration 6:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal. However, because only $4,500 in gross withdrawals was taken during the contract year prior to this withdrawal, $500 of the $1,500 gross withdrawal is not considered excess.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Another withdrawal is taken during that same contract year in the amount of $400 net, with $100 of surrender charges.  Total gross withdrawals during the contract year are $6,500 ($3,000 + $1,500 + $1,500 + $500).  The adjustment to the MAW is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,500, and the amount of the current gross withdrawal, $500.

If the Account Value before this withdrawal is $48,500, then the Maximum Annual Withdrawal is reduced by 1.03% ($500 / $48,500) to $4,849 ((1 – 1.03%) * $4,899).

Architect - 133944                                                                       G-3

Appendix H

Examples of Fixed Allocation Funds Automatic Rebalancing

The following examples are designed to assist you in understanding how Fixed Allocation Funds Automatic Rebalancing works.  The examples assume that there are no investment earnings or losses.

I.  Subsequent Payments

A.  Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 100% to Accepted Funds.  No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B.  Assume that on Day 2, the owner deposits an additional payment of $500,000, bringing the total contract value to $600,000, and allocates this deposit 100% to Other Funds.  Because the percentage allocated to the Fixed Allocation Funds (0%) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $150,000 from the amount allocated to the Other Funds (30% of the $500,000 allocated to the Other Funds) to the Fixed Allocation Funds.  Your ending allocations will be $100,000 to Accepted Funds, $150,000 to the Fixed Allocation Funds, and $350,000 to Other Funds.

II.  Partial Withdrawals

A.  Assume that on Day 1, an owner deposits an initial payment of $100,000, which is allocated 65% to Accepted Funds ($65,000), 30% to the Fixed Allocation Funds ($30,000), and 5% to Other Funds ($5,000).  No Fixed Allocation Funds Automatic Rebalancing would occur, because this allocation meets the required investment option allocation.

B.  Assume that on Day 2, the owner requests a partial withdrawal of $29,000 from the Fixed Allocation Funds.  Because the remaining amount allocated to the Fixed Allocation Funds ($1,000) is less than 30% of the total amount allocated to the Fixed Allocation Funds and the Other Funds, we will automatically reallocate $800 from the Other Funds to the Fixed Allocation Funds, so that the amount allocated to the Fixed Allocation Funds ($1,800) is 30% of the total amount allocated to the Fixed Allocation Funds and Other Funds ($6,000).

Architect - 133944                                                                       H-1

Appendix I

Voya LifePay Plus and Voya Joint LifePay Plus

Important Note:  The information immediately below pertains to the form of the Voya LifePay Plus and Voya Joint LifePay Plus riders available for sale on and after April 28, 2008 through May 1, 2009 in states where approved (page I-8 for the Voya Joint LifePay Plus rider).  If this form of the Voya LifePay Plus or Voya Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-16 for more information (page I-23 for the Voya Joint LifePay Plus rider).

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.  The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals reduce your Contract value to zero.  You may wish to purchase this rider if you are concerned that you may outlive your income.

Eligibility.  The annuitant must be the owner or one of the owners, unless the owner is a non-natural owner.  Joint annuitants are not allowed.  The maximum issue age is 80 (owner and annuitant must age qualify).  The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the rider effective date.  The Voya LifePay Plus rider is subject to broker/dealer availability.  Please note that the Voya LifePay Plus rider will not be issued until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after September 12, 2006 are eligible for the Voya LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph.  Such Contracts must not already have a living benefit rider.  Or if your Contract already has the Voya LifePay or Voya LifePay Plus rider, then you may be eligible to elect this version of the Voya LifePay Plus rider for a limited time.  There is an election form for this purpose.  Please contact Customer Service for more information.

Rider Effective Date.  The rider effective date is the date that coverage under the Voya LifePay Plus rider begins.  If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date.  If the Voya LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.  A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Charge.  The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.30%	0.85%

This quarterly charge is a percentage of the Voya LifePay Plus Base.  The current annual charge is 0.75% if this rider was purchased before January 12, 2009.  We deduct the charge in arrears based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter following the rider effective date.  If the rider is elected at contract issue, the rider effective date is the same as the contract date.  If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.  A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.  The charge will be pro-rated when the rider is terminated.  Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status.  Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met.  We reserve the right to increase the charge for the Voya LifePay Plus rider upon the Annual Ratchet once the Lifetime Withdrawal Phase begins.  Before January 12, 2009, we reserve the right to increase the charge for the Voya LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins.  You will never pay more than new issues of this rider, subject to the maximum annual charge.  We promise not to increase the charge for your first five contract years.  For more information about how this rider works, please see “Living Benefit Riders – Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.”

Architect - 133944                                                                        I-1

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

No Cancellation.  Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms.  These events automatically cancel the Voya LifePay Plus rider.

Termination.  The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.  The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Voya LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.  The Voya LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death).  Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Highlights.  This paragraph introduces the terminology of the Voya LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya LifePay Plus rider.  More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference.  The Voya LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal.  The guarantee continues when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the annuitant’s death.  The Voya LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals.  The Voya LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals.  The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.  The Voya LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base.  The Voya LifePay Plus Base is first calculated when you purchase the Voya LifePay Plus rider:  On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or After the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits).  We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya LifePay Plus rider.

Withdrawals and Excess Withdrawals.  Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base.  These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the Voya LifePay Plus rider in the Lifetime Withdrawal Phase.  The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000.  Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal.  See below for more information about the Maximum Annual Withdrawal.

Architect - 133944                                                                        I-2

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal.  An Excess Withdrawal is also a withdrawal after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume, which occurs on the next quarterly contract anniversary following spousal continuation.  An Excess Withdrawal will cause a pro-rata reduction of the Voya LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, or Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal).  An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated.  See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet.  The Voya LifePay Plus Base is recalculated on each contract anniversary to equal the greater of:  the current Voya LifePay Plus Base; or the current Contract value (excluding any premium credits applied during the preceding 36 months).  We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the Voya LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date).  We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya LifePay Plus rider upon a the Annual Ratchet.  You will never pay more than new issues of the Voya LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years.  We will notify you in writing not less than 30 days before a charge increase.  You may avoid the charge increase by canceling the forthcoming Annual Ratchet.  Our written notice will outline the procedure you will need to follow to do so.  Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase.  More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.”  Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins.  You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years.  Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up.  The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current Voya LifePay Plus Base; the current Contract value (excluding any premium credits applied during the preceding 36 months); and the Voya LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received (excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary.  We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6%Compounding Step-Ups.  The 6%Compounding Step-Up is not pro-rated.  So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6%Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.  The 7% Compounding Step-Up is not pro-rated.

Architect - 133944                                                                        I-3

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya LifePay Plus rider on March 15, 2007.  The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary.  Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a Step-up.  Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Lifetime Withdrawal Phase.  The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the annuitant is age 59½.  On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Base or the current Contract value (excluding any premium credits applied during the preceding 36 months).  The Lifetime Withdrawal Phase will continue until the earliest of:

1)    the date annuity payments begin (see “The Annuity Options”);

2)    reduction of the Contract value to zero by an Excess Withdrawal;

3)    reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)    surrender of the Contract; or

5)    the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal.  Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is the amount that the Voya LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year.  The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the Annuitant’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65-75
6%	76-79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
5%	59½ to 69
6%	70-79
7%	80+

The Maximum Annual Withdrawal is thereafter recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon a the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchets and 7% Compounding Step-Up if this rider was purchased before January 12, 2009).  Also, the Maximum Annual Withdrawal Percentage can increase with a the Annual Ratchet as the annuitant grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months).  The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.  Also, if the Contract’s annuity commencement date is reached while the Voya LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.  For more information about the Contract’s annuity options, see “The Annuity Options.”

Architect - 133944                                                                        I-4

Required Minimum Distributions.  The Voya LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal.  If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.  Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal.  See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated.  See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount.  The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date.  Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire.  See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over.  Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the Voya LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status.  The Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal.  (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the Voya LifePay Plus rider.)  You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.  When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the Voya LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate.  The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately.  The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the annuitant is age 59½.  During this time, the Voya LifePay Plus rider’s death benefit remains payable upon the annuitant’s death.  Also, the Voya LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009).  Once the Voya LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the annuitant’s age, multiplied by the Voya LifePay Plus Base.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract.  Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually.  If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made annually, then the payments will be made on each following contract anniversary.

Architect - 133944                                                                        I-5

Investment Option Restrictions.  While the Voya LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated.  Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which percentage depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below.  We have these investment option restrictions to lessen the likelihood we would have to make payments under this rider.  We require this allocation regardless of your investment instructions to the Contract.  The Voya LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions.  The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing.  If the Contract value in the Fixed Allocation Funds is less than the specified percentage noted above of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds.  The specified percentage depends on the rider’s purchase date.  Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.  Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date.  The Voya LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.  However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”  You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the Voya LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Architect - 133944                                                                        I-6

Death of Owner or Annuitant.  The Voya LifePay Plus rider terminates (with the rider’s charges pro-rated) on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.  Also, an Voya LifePay Plus rider that is in Lifetime Automatic Periodic Benefit Status terminates on the date of the annuitant’s death.

Voya LifePay Plus Death Benefit Base.  The Voya LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.  The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); Or after the Contract date – equal to the Contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments.  The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees.  The Voya LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal.  Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above for more information.

There is no additional charge for the death benefit associated with the Voya LifePay Plus rider.  Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the annuitant’s death.  Upon the annuitant’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation.  If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the spouse becomes the annuitant and sole owner.  At the time the Contract is continued, the Voya LifePay Plus Base is recalculated to equal the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit – UNLESS the continuing spouse is a joint owner and the original annuitant, OR the Lifetime Withdrawal Phase has not yet begun.  In this case, the Voya LifePay Plus Base is recalculated to equal the greater of: the Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and the last calculated Voya LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.  Regardless, the Voya LifePay Plus rider’s guarantees resume on the next quarterly contract anniversary following spousal continuation.  Any withdrawals after spousal continuation of the Contract but before the Voya LifePay Plus rider’s guarantees resume are Excess Withdrawals.  The ING LfePay Plus rider remains eligible for the Annual Ratchet upon recalculation of the Voya LifePay Plus Base (Quarterly Ratchets if this rider was purchased before January 12, 2009).

The Maximum Annual Withdrawal is also recalculated at the same time as the Voya LifePay Plus Base; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the annuitant is age 59½.  The Maximum Annual Withdrawal is recalculated to equal the applicable Maximum Annual Withdrawal Percentage, based on the new annuitant’s age, multiplied by the Voya LifePay Plus Base.  There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code.  Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated.  Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Architect - 133944                                                                        I-7

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued.  As noted above, the Voya LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner).  So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Voya Joint LifePay Plus rider.

Change of Owner or Annuitant.  The Voya LifePay Plus rider terminates (with the rider’s charge pro-rated) upon any ownership change or change of annuitant, except for:

1)    spousal continuation as described above;

2)    change of owner from one custodian to another custodian;

3)    change of owner from a custodian for the benefit of an individual to the same individual;

4)    change of owner from an individual to a custodian for the benefit of the same individual;

5)    collateral assignments;

6)    change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)    change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual;

8)    change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual; and

9)    change of owner pursuant to a court order.

Surrender Charges.  Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges.  We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal.  Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun.  Once your Contract value is reduced to zero, any periodic payments under the Voya LifePay Plus rider would not be subject to surrender charges.  Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Loans.  No loans are permitted on Contracts with the Voya LifePay Plus rider.

Taxation.  For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Important Note:  The below information pertains to the form of the Voya Joint LifePay Plus rider available for sale beginning on and after April 28, 2008 through May 1, 2009, in states where approved.  If this form of the Voya Joint LifePay Plus rider is not yet approved for sale in your state, or if you purchased a prior version, please see page I-23.

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.  The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals reduce your Contract value to zero.  You may wish to purchase this rider if you are married and concerned that you and your spouse may outlive your income.

Eligibility.  The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase (spouses) and eligible to elect spousal continuation (as defined by the Tax Code) of the Contract when the death benefit becomes payable, subject to the owner, annuitant and beneficiary requirements below.  The maximum issue age is 80.  Both spouses must meet the issue age requirement.  The issue age is the age of each owner on the rider effective date.  The Voya Joint LifePay Plus rider is subject to broker/dealer availability.  Please note that the Voya Joint LifePay Plus rider will not be issued unless the required owner, annuitant and beneficiary designations are met, and until your contract value is allocated in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.

Contracts issued on and after September 12, 2006 are eligible for the Voya Joint LifePay Plus rider, subject to the conditions, requirements and limitations of the prior paragraph.  Such Contracts must not already have a living benefit rider.  Or if your Contract already has the Voya Joint LifePay or Voya Joint LifePay Plus rider, then you may be eligible to elect this version of the Voya Joint LifePay Plus rider for a limited time.  There is an election form for this purpose.  Please contact Customer Service for more information.

Architect - 133944                                                                        I-8

Owner, Annuitant and Beneficiary Designations.  For nonqualified contracts: Joint owners must be spouses, and one of the owners the annuitant; and For a Contract with only one owner, the owner’s spouse must be the sole primary beneficiary.  For qualified contracts, there may only be one owner who must also be the annuitant, and then the owner’s spouse must also be the sole primary beneficiary.  Non-natural, custodial owners are only allowed with IRAs.  Owner and beneficiary designations for custodial IRAs must be the same as for any other qualified contract.  The annuitant must be the beneficial owner of the custodial IRA.  We require the custodian to provide us the name and date of birth of both the owner and owner’s spouse.  We do not maintain individual owner and beneficiary designations for custodial IRAs.  In no event are joint annuitants allowed.  We reserve the right to verify the date of birth and social security number of both spouses.

Rider Effective Date.  The rider effective date is the date that coverage under the Voya Joint LifePay Plus rider begins.  If you purchase the Voya Joint LifePay Plus rider when the Contract is issued, the rider effective date is also the Contract date.  If the Voya Joint LifePay Plus rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.  A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.

Active Spouse.  An Active Spouse is the person (people) upon whose life and age the guarantees are calculated under the Voya Joint LifePay Plus rider.  There must be two Active Spouses when you purchase the Voya Joint LifePay Plus rider, who are married to each other and either are joint owners, or for a Contract with only one owner, the spouse must be the sole primary beneficiary.  You cannot add an Active Spouse after the rider effective date.  In general, changes in ownership of the Contract, the annuitant and/or beneficiary would result in one spouse being deactivated (the spouse is thereafter inactive).  An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider, including continuing the Voya Joint LifePay Plus rider upon spousal continuation of the Contract.  Once an Active Spouse is deactivated, the spouse may not become an Active Spouse again.  Specific situations that would result in a spouse being deactivated include:

1)       for nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the Contract), or the change of one joint owner to a person other than an Active Spouse;

2)       for nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an Active Spouse or any change of beneficiary (including the addition of primary beneficiaries); or

3)       the spouse’s death.

An owner may also request that a spouse be deactivated.  Both owners must agree when there are joint owners.  However, all charges for the Voya Joint LifePay Plus rider would continue to apply, even after a spouse is deactivated, regardless of the reason.  So please be sure to understand the impact of any beneficiary or owner changes on the Voya Joint LifePay Plus rider before requesting any changes.  Also, please note that a divorce terminates the ability of an ex-spouse to continue the Contract.  See “Divorce” below for more information.

Charge.  The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	1.05%

This quarterly charge is a percentage of the Voya LifePay Plus Base.  The current annual charge is 0.95% if this rider was purchased before January 12, 2009.  We deduct the charge in arrears based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter following the rider effective date.  If the rider is elected at contract issue, the rider effective date is the same as the contract date.  If the rider is added after contract issue, the rider effective date will be the date of the Contract’s next following quarterly contract anniversary.    A quarterly contract anniversary occurs once each quarter of a contract year from the contract date.  The charge will be pro-rated when the rider is terminated.  Charges will no longer be deducted once your rider enters the Lifetime Automatic Periodic Benefit Status.  Lifetime Automatic Periodic Benefit Status occurs when your contract value is reduced to zero and other conditions are met.  We reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon a the Annual Ratchet once the Lifetime Withdrawal Phase begins.  Before January 12, 2009, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins.  You will never pay more than new issues of this rider, subject to the maximum annual charge.  We promise not to increase the charge for your first five contract years.  For more information about how this rider works, please see “Living Benefit Riders – Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.”

Architect - 133944                                                                        I-9

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

No Cancellation.  Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms.  These events automatically cancel the Voya Joint LifePay Plus rider.

Termination.  The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your Contract is in the accumulation phase.  The optional rider automatically terminates if you: Terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the Voya Joint LifePay Plus rider; or Die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract (and your spouse is an Active Spouse).  The Voya Joint LifePay Plus rider also terminates with a change in Contract ownership (other than a spousal beneficiary continuation on your death by an Active Spouse).  Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

Highlights.  This paragraph introduces the terminology of the Voya Joint LifePay Plus rider and how its components generally work together. Benefits and guarantees are subject to the terms, conditions and limitations of the Voya Joint LifePay Plus rider.  More detailed information follows below, with the capitalized words that are underlined indicating headings for ease of reference.  The Voya Joint LifePay Plus rider guarantees an amount available for withdrawal from the Contract in any contract year once the Lifetime Withdrawal Phase begins – we use the Voya LifePay Plus Base as part of the calculation of the Maximum Annual Withdrawal.  The guarantee continues when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, at which time we will pay you periodic payments in an annual amount equal to the Maximum Annual Withdrawal (since Contract value would be zero) until the last Active Spouse’s death.  The Voya LifePay Plus Base is eligible for Annual Ratchets and 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009), and subject to adjustment for any Excess Withdrawals.  The Voya Joint LifePay Plus rider has an allowance for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that would otherwise be Excess Withdrawals.  The Voya Joint LifePay Plus rider has a death benefit that is payable upon the owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.  The Voya Joint LifePay Plus rider allows for spousal continuation.

Voya LifePay Plus Base.  The Voya LifePay Plus Base is first calculated when you purchase the Voya Joint LifePay Plus rider:  On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); or After the Contract date – equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Base is increased, dollar for dollar, by any subsequent premiums (excluding any applicable premium credits).  We refer to the Voya LifePay Plus Base as the MGWB Base in the Voya Joint LifePay Plus rider.

Withdrawals and Excess Withdrawals.  Once the Lifetime Withdrawal Phase begins, withdrawals within a contract year up to the Maximum Annual Withdrawal, including for payment of third-party investment advisory fees, have no impact on the Voya LifePay Plus Base.  These withdrawals will not incur surrender charges, a negative Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture).

Say for example the current Contract value is $90,000 on a Contract with the Voya Joint LifePay Plus rider in the Lifetime Withdrawal Phase.  The Voya LifePay Plus Base is $100,000, and the Maximum Annual Withdrawal is $5,000.  Even though a withdrawal of $5,000 would reduce the Contract value to $85,000, the Voya LifePay Plus Base would remain at its current level (as would the Maximum Annual Withdrawal as well) since the withdrawal did not exceed the Maximum Annual Withdrawal.  See below for more information about the Maximum Annual Withdrawal.

Architect - 133944                                                                       I-10

An Excess Withdrawal is a withdrawal either before the Lifetime Withdrawal Phase begins (except for payment of third-party investment advisory fees), or once the Lifetime Withdrawal Phase begins, any portion of a withdrawal during a contract year that exceeds the Maximum Annual Withdrawal.  An Excess Withdrawal will cause a pro-rata reduction of the Voya LifePay Plus Base – in the same proportion as Contract value is reduced by the portion of the withdrawal that is considered excess, inclusive of surrender charges, Market Value Adjustment associated with any Fixed Account Allocations or any premium credit deduction (recapture) (rather than the total amount of the withdrawal).  An Excess Withdrawal will also cause the Maximum Annual Withdrawal to be recalculated.  See Appendix G, Illustrations 1, 2 and 6 for examples of the consequences of an Excess Withdrawal.

Please note that any withdrawals before the rider effective date in the same contract year when the Voya Joint LifePay Plus rider is added after contract issue are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Annual Ratchet.  The Voya LifePay Plus Base is recalculated on each contract anniversary  – to equal the greater of:  the current Voya LifePay Plus Base; or the current Contract value (excluding any premium credits applied during the preceding 36 months).  We call this recalculation the Annual Ratchet.

If this rider was purchased before January 12, 2009, the Voya LifePay Plus Base is recalculated on each quarterly contract anniversary (once each quarter of a contract year from the contract date).  We call this recalculation a Quarterly Ratchet.

Once the Lifetime Withdrawal Phase begins, we reserve the right to increase the charge for the Voya Joint LifePay Plus rider upon the Annual Ratchet.  You will never pay more than new issues of the Voya Joint LifePay Plus rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years.  We will notify you in writing not less than 30 days before a charge increase.  You may avoid the charge increase by canceling the forthcoming Annual Ratchet.  Our written notice will outline the procedure you will need to follow to do so.  Please note, however, from then on the Voya LifePay Plus Base would no longer be eligible for any Annual Ratchets, so the Maximum Annual Withdrawal Percentage would not be eligible to increase.  More information about the Maximum Annual Withdrawal Percentages is below under “Maximum Annual Withdrawal.”  Our written notice will also remind you of the consequences of canceling the forthcoming Annual Ratchet.

If this rider was purchased before January 12, 2009, we reserve the right to increase the charge for this rider upon a Quarterly Ratchet once the Lifetime Withdrawal Phase begins.  You will never pay more than new issues of the rider, subject to the maximum annual charge, and we promise not to increase the charge for your first five contract years.  Canceling a forthcoming Quarterly Ratchet to avoid the charge increase will have the same outcome.

6% Compounding Step-Up.  The Voya LifePay Plus Base is recalculated on each of the first ten contract anniversaries after the rider effective date, SO LONG AS you took no withdrawals during the preceding contract year – to equal the greatest of: the current Voya LifePay Plus Base; the current Contract value (excluding any premium credits applied during the preceding 36 months); and the Voya LifePay Plus Base on the previous contract anniversary, increased by 6%, plus any premiums received (excluding any applicable premium credits) and minus any withdrawals for payment of third-party investment advisory fees since the previous contract anniversary.  We call this recalculation a 6% Compounding Step-Up.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call a 7% Compounding Step-Up.

Please note that there are no partial 6% Compounding Step-Ups.  The 6% Compounding Step-Up is not pro-rated.  So for existing Contracts to which this rider is attached (a post Contract issuance election), the first opportunity for a 6% Compounding Step-Up will not be until the first contract anniversary after a full contract year has elapsed since the rider effective date.

If this rider was purchased before January 12, 2009, the step-up is 7%, which we call the 7% Compounding Step-Up.  The 7% Compounding Step-Up is not pro-rated.

Say for example that with a Contract purchased on January 1, 2007, the contract owner decides to add the Voya Joint LifePay Plus rider on March 15, 2007.  The rider effective date is April 1, 2007, which is the date of the Contract’s next following quarterly contract anniversary.  Because on January 1, 2008 a full contract year will not have elapsed since the rider effective date, the Voya LifePay Plus Base will not be eligible for a step-up.  Rather, the first opportunity for a step-up with this Contract is on January 1, 2009.

Architect - 133944                                                                       I-11

Lifetime Withdrawal Phase.  The Lifetime Withdrawal Phase begins on the date of your first withdrawal (except those for payment of third-party investment advisory fees), SO LONG AS the youngest Active Spouse is age 59½.  On this date, the Voya LifePay Plus Base is recalculated to equal the greater of the current Voya LifePay Base or the current Contract value (excluding any premium credits applied during the preceding 36 months).  The Lifetime Withdrawal Phase will continue until the earliest of:

1)    the date annuity payments begin (see “The Annuity Options”);

2)    reduction of the Contract value to zero by an Excess Withdrawal;

3)    reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)    surrender of the Contract;

5)    the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary is an Active Spouse who elects to continue the Contract; or

6)    the last Active Spouse dies.

The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero other than by an Excess Withdrawal.  Please see “Lifetime Automatic Periodic Benefit Status” below for more information.

Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is the amount that the Voya Joint LifePay Plus rider guarantees to be available for withdrawal from the Contract in any contract year.  The Maximum Annual Withdrawal is first calculated when the Lifetime Withdrawal Phase begins and equals the applicable Maximum Annual Withdrawal Percentage, based on the younger Active Spouse’s age, multiplied by the Voya LifePay Plus Base.

The Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65-75
6%	76-79
7%	80+

If this rider was purchased before January 12, 2009, the Maximum Annual Withdrawal Percentages are:

Ages
4%	59½ to 64
5%	65-69
6%	70-79
7%	80+

The Maximum Annual Withdrawal thereafter is recalculated whenever the Voya LifePay Plus Base is recalculated, for example, upon the Annual Ratchet or 6% Compounding Step-Up (Quarterly Ratchet or 7% Compounding Step-Up if this rider was purchased before January 12, 2009).  Also, the Maximum Annual Withdrawal Percentage can increase with the Annual Ratchet as the younger Active Spouse grows older.

In the event on the date the Lifetime Withdrawal Phase begins the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base, then before the Maximum Annual Withdrawal is first calculated, the Voya LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months).  The greater the Voya LifePay Plus Base, the greater the amount guaranteed to be available to you for withdrawals under the Voya Joint LifePay Plus rider in calculating the Maximum Annual Withdrawal for the first time.  Also, if the Contract’s annuity commencement date is reached while the Voya Joint LifePay Plus rider is in the Lifetime Withdrawal Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.  For more information about the Contract’s annuity options, see “The Annuity Options.”

Architect - 133944                                                                       I-12

Required Minimum Distributions.  The Voya Joint LifePay Plus rider allows for withdrawals from a Contract subject to the Required Minimum Distribution rules of the Tax Code that exceed the Maximum Annual Withdrawal without causing a pro-rata reduction of the Voya LifePay Plus Base and recalculation of the Maximum Annual Withdrawal.  If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, then an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.  Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without constituting an Excess Withdrawal.  See Appendix G, Illustration 3 for an example.

Withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts are Excess Withdrawals that will cause a pro-rata reduction of the Voya LifePay Plus Base and the Maximum Annual Withdrawal to be recalculated.  See Appendix G, Illustration 5 for an example of the consequences of an Excess Withdrawal with an Additional Withdrawal Amount.  The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date.  Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year and is available through the end of that year, at which time any amount remaining will expire.  See Appendix G, Illustration 4 for an example of the Additional Withdrawal Amount being carried over.  Please note that there is no adjustment to the Additional Withdrawal Amount for Annual Ratchets (Quarterly Ratchets if this rider was purchased before January 12, 2009) or upon spousal continuation of the Voya Joint LifePay Plus Rider.

Lifetime Automatic Periodic Benefit Status.  The Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status when your Contract value is reduced to zero other than by an Excess Withdrawal.  (A withdrawal in excess of the Maximum Annual Withdrawal that causes your Contract value to be reduced to zero will terminate the Voya Joint LifePay Plus rider.)  You will no longer be entitled to make withdrawals, but instead will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.  When the rider enters Lifetime Automatic Periodic Benefit Status: the Contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider; no further premium payments will be accepted; and any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  These payments will cease upon the death of the last Active Spouse at which time both the rider and the Contract will terminate.  The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the last Active Spouse’s death.

If when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately.  The periodic payments will begin on the first Contract anniversary following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

In the event Contract value is reduced to zero before the Lifetime Withdrawal Phase begins, Lifetime Automatic Periodic Benefit Status is deferred until the contract anniversary on or after the youngest Active Spouse is age 59½.  During this time, the Voya Joint LifePay Plus rider’s death benefit remains payable upon the last Active Spouse’s death.  Also, the Voya LifePay Plus Base remains eligible for the 6% Compounding Step-Ups (7% Compounding Step-Ups if this rider was purchased before January 12, 2009).  Once the Voya Joint LifePay Plus rider enters the Lifetime Automatic Periodic Benefit Status, periodic payments will begin in an annual amount equal to the applicable Maximum Annual Withdrawal Percentage, based on the youngest Active Spouse’s age, multiplied by the Voya LifePay Plus Base.  If an Active Spouse were to die while Lifetime Automatic Periodic Benefit Status is deferred, then when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, and the annual amount of the periodic payments, would be based on the remaining Active Spouse’s age.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract.  Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually.  If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will

Architect - 133944                                                                       I-13

be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made annually, then the payments will be made on each following contract anniversary.

Investment Option Restrictions.  While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated.  Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least a specified percentage of such Contract value in the Fixed Allocation Funds, which depends on the rider’s purchase date:

Rider Purchase Date	Fixed Allocation Fund Percentage
Currently	30%
Before January 12, 2009	25%
Before October 6, 2008	20%

See “Fixed Allocation Funds Automatic Rebalancing,” below.  We have these investment option restrictions to lessen the likelihood we have to make payments under this rider.  We require this allocation regardless of your investment instructions to the Contract.  The Voya Joint LifePay Plus rider will not be issued until your Contract value is allocated in accordance with these investment option restrictions.  The timing of when and how we apply these investment option restrictions is discussed further below.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  No rebalancing is necessary when Contract value is allocated entirely to Accepted Funds.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing.  If the Contract value in the Fixed Allocation Funds is less than the specified percentage of the total Contract value allocated among the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that the specified percentage of this amount is allocated to the Fixed Allocation Funds.  The specified percentage depends on the rider’s purchase date.  Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.  Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date.  The Voya Joint LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.  However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”  You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

Architect - 133944                                                                       I-14

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Divorce.  Generally, in the event of divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will not longer have any such rights or be entitled to any such benefits.  In the event of a divorce during the Lifetime Withdrawal Phase, the Voya Joint LifePay Plus rider would continue until the owner’s death (first owner in the case of joint owners, or annuitant in the case of a custodial IRA).  Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse.  As a result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.  Any such withdrawal would be considered a withdrawal for purposes of the Voya LifePay Plus Base.  See “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” above.  In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change in the amount of your periodic payments.  Payments will continue until both spouses are deceased.

Death of Owner or Annuitant.  The Voya Joint LifePay Plus rider terminates (with the rider’s charges pro-rated) on the earlier of the date of death of the last Active Spouse, or when the surviving spouse decides not to continue the Contract.

Voya LifePay Plus Death Benefit Base.  The Voya Joint LifePay Plus rider has a death benefit that is payable upon the first owner’s death only when the Voya LifePay Plus Death Benefit Base is greater than the Contract’s death benefit.  The Voya LifePay Plus Death Benefit Base is first calculated when you purchase the Voya Joint LifePay Plus rider: On the Contract date – equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract); Or after the Contract date – equal to the Contract value on the rider effective date (excluding any premium credits applied during the preceding 36 months).

The Voya LifePay Plus Death Benefit Base is increased by the dollar amount of any subsequent premiums (excluding any applicable premium credits) and subject to any withdrawal adjustments.  The Voya LifePay Plus Death Benefit Base is reduced by the dollar amount of any withdrawals for payment of third-party investment advisory fees before the Lifetime Withdrawal Phase begins, and for any withdrawals once the Lifetime Withdrawal Phase begins that are not Excess Withdrawals, including withdrawals for payment of third-party investment advisory fees.  The Voya LifePay Plus Death Benefit Base is subject to a pro-rata reduction for an Excess Withdrawal.  Please see “Voya LifePay Plus Base - Withdrawals and Excess Withdrawals” for more information.

There is no additional charge for the death benefit associated with the Voya Joint LifePay Plus rider.  Please note that the Voya LifePay Plus Death Benefit Base is not eligible to participate in Annual Ratchets or 6% Compounding Step-Ups (Quarterly Ratchets and 7% Compounding Step-Ups if this rider was purchased before January 12, 2009).

In the event the Voya LifePay Plus Death Benefit Base is greater than zero when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, each periodic payment reduces the Voya LifePay Plus Death Benefit Base dollar for dollar until the earlier date of the Voya LifePay Plus Death Benefit Base being reduced to zero or the last Active Spouse’s death.  Upon the last Active Spouse’s death, any remaining Voya LifePay Plus death benefit is payable to the beneficiary in a lump sum.

Spousal Continuation.  If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, SO LONG AS the surviving spouse in an Active Spouse.  At that time, the Voya LifePay Plus Base is recalculated to equal the greater of: The Contract value (excluding any premium credits applied after the deceased owner’s death), inclusive of the guaranteed death benefit; and The last calculated Voya LifePay Plus Base, subject to pro-rata adjustment for any withdrawals before spousal continuation.

The Maximum Annual Withdrawal is also recalculated; however, there is no Maximum Annual Withdrawal upon spousal continuation until the Lifetime Withdrawal Phase begins on the date of the first withdrawal after spousal continuation, SO LONG AS the last Active Spouse is age 59½.  The Maximum Annual Withdrawal is recalculated to equal the applicable

Architect - 133944                                                                       I-15

Maximum Annual Withdrawal Percentage, based on the last Active Spouse’s age, multiplied by the Voya LifePay Plus Base.  There is no adjustment to the Additional Withdrawal Amount upon spousal continuation of the Voya Joint LifePay Plus rider for a Contract subject to the Required Minimum Distribution rules of the Tax Code.  Any withdrawals before the owner’s death and spousal continuation are counted in summing up your withdrawals in that contract year to determine whether the Maximum Annual Withdrawal has been exceeded.

Please note, if the Contract value (excluding any premium credits applied during the preceding 36 months) is greater than the Voya LifePay Plus Base on the date the Lifetime Withdrawal Phase begins, then the Voya LifePay Plus Base will be set equal to the Contract value (excluding any premium credits applied during the preceding 36 months) before the Maximum Annual Withdrawal is first calculated.  Also, upon spousal continuation, the Voya LifePay Plus Death Benefit Base equals the Voya LifePay Plus Death Benefit Base before the owner’s death, subject to any pro-rata adjustment for any withdrawals before spousal continuation of the rider.

Contrary to the Voya Joint LifePay Plus rider, spousal continuation of the Voya LifePay Plus rider would likely NOT take effect at the same time as the Contract is continued.  As noted above, the Voya LifePay Plus rider provides for spousal continuation only on a quarterly contract anniversary (subject to the spouse becoming the annuitant and sole owner).  So if you are concerned about the availability of benefits being interrupted with spousal continuation of the Voya LifePay Plus rider, you might instead want to purchase the Joint LifePay Plus rider.

Change of Owner or Annuitant.  The Voya Joint LifePay Plus rider terminates (with the rider’s charge pro-rated) upon an ownership change or change of annuitant, except for:

1)    spousal continuation as described above;

2)    change of owner from one custodian to another custodian;

3)    change of owner from a custodian for the benefit of an individual to the same individual (owner’s spouse must be named sole primary beneficiary to remain an Active Spouse);

4)    change of owner from an individual to a custodian for the benefit of the same individual;

5)    collateral assignments;

6)    for nonqualified contracts only, the addition of a joint owner, provided the added joint owner is the original owner’s spouse and is an Active Spouse when added as a joint owner;

7)    for nonqualified contracts only, the removal of a joint owner, provided the removed joint owner is an Active Spouse and becomes the sole primary beneficiary; and

8)    change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner, provided both spouses are Active Spouses at the time of the change.

Surrender Charges.  Once the Lifetime Withdrawal Phase begins, your withdrawals within a contract year up to the Maximum Annual Withdrawal (and any applicable Additional Withdrawal Amount) are not subject to surrender charges.  We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than or equal to the Maximum Annual Withdrawal.  We waive any surrender charges otherwise applicable to your withdrawal in a contract year that is less than equal to the Maximum Annual Withdrawal.  Excess Withdrawals are subject to surrender charges, whether or not the Lifetime Withdrawal Phase has begun.  Once your Contract value is reduced to zero, any periodic payments under the Voya Joint LifePay Plus rider would not be subject to surrender charges.  Moreover, with no contract value, none of your contract level recurring charges (e.g., the Mortality and Expense Risk Charge) would be deducted.

Loans.  No loans are permitted on Contracts with the Voya Joint LifePay Plus rider.

Taxation.  For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Important Note:  The information immediately below pertains to the form of the Voya LifePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

Voya LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya LifePay Plus”) Rider.  The Voya LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero.  You may wish to purchase this rider if you are concerned that you may outlive your income.

Architect - 133944                                                                       I-16

Purchase.  In order to elect the Voya LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner.  Joint annuitants are not allowed.  The maximum issue age is 80.  The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective.  Some broker-dealers may limit the availability of the rider to younger ages.  The Voya LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider.  The Voya LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.  The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions.  Contact Customer Service for more information.  Such election must be received in good order, including compliance with the investment restrictions described below.  The rider will be effective as of the following quarterly Contract anniversary.

Rider Date.  The rider date is the date the Voya LifePay Plus rider becomes effective.  If you purchase the Voya LifePay Plus rider when the Contract is issued, the rider date is also the Contract date.

Charge.  The charge for the Voya LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.00%	0.60%

This quarterly charge is a percentage of the Voya LifePay Plus Base.  We deduct the charge in arrears based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter from the contract date.  If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary.  The charge will be pro-rated when the rider is terminated.  Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status.  Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met.  The current charge can change upon a reset after your first five contract years.  You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.  We reserve the right to change the charge for this rider, subject to the maximum annual charge.  If changed, the new charge will only apply to riders issued after the change.

No Cancellation.  Once you purchase the Voya LifePay Plus rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract.  These events automatically cancel the Voya LifePay Plus rider.

Termination.  The Voya LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.  The optional rider automatically terminates if you:

1)    annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

2)    die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death).  Other circumstances that may cause the Voya LifePay Plus rider to terminate automatically are discussed below.

Guaranteed Withdrawal Status.  This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59½ has not yet passed.  While the Voya LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar.  This status will then continue until the earliest of:

Architect - 133944                                                                       I-17

1)    quarterly contract anniversary following the annuitant reaching age 59½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)    reduction of the Voya LifePay Plus Base to zero, at which time the rider will terminate;

3)    the annuity commencement date;

4)    reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)    reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)    the surrender or annuitization of the Contract; or

7)    the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that the withdrawals while the Voya LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status.  This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59½ has passed.  If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59½.  This status continues until the earliest of:

1)    the annuity commencement date;

2)    reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)    reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)    the surrender or annuitization of the Contract; or

5)    the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status.  This notice will explain the change, its impact to you and your options.  You may decline this change.  Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal.  However, this action will also apply to all future resets (see below) and cannot be reversed.  As described below, certain features of the Voya LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya LifePay Plus Rider Works.  The Voya LifePay Plus Withdrawal Benefit rider has two phases.  The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached).  The second phase is called the Withdrawal Phase.  This phase begins as of the date of the first withdrawal or the annuity commencement date, whichever occurs first.

Benefits paid under the Voya LifePay Plus rider require the calculation of the Maximum Annual Withdrawal.  The Voya LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)     If you purchased the Voya LifePay Plus rider on the Contract date, the initial Voya LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2)     If you purchased the Voya LifePay Plus rider after the Contract date, the initial Voya LifePay Plus Base is equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial Voya LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”).  In addition, on each quarterly contract anniversary, the Voya LifePay Plus Base is recalculated as the greater of:

•         The current Voya LifePay Plus Base; or

•         The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation).  This is referred to as a quarterly “ratchet.”

Architect - 133944                                                                       I-18

Also, on each of the first ten contract anniversaries, the Voya LifePay Plus Base is recalculated as the greatest of:

•         The current Voya LifePay Plus Base; or

•         The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and

•         The Voya LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.  This is referred to as an annual “step-up.”  (Any premium credits applied during the preceding 36 months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The Voya LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner.  Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Voya LifePay Plus rider (see “Voya LifePay Plus Reset,” below).  We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins.  It equals a percentage of the greater of 1) the Contract value and 2) the Voya LifePay Plus Base as of the last day of the Growth Phase.  The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal.   The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59½, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.”  Then, on the quarterly contract anniversary on or after the annuitant reaches age 59½, the Voya LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation.  See “Continuation After Death – Spouse,” below.  This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached, while you are in the Voya LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

Architect - 133944                                                                       I-19

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, then the Voya LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis.  This means that both the Voya LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)     before the withdrawal, for the excess withdrawal; and

2)     after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal.  To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess.  For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be applied to the withdrawal.  However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal.  See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions.  Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the Voya LifePay Plus rider, subject to the following rules:

1)    If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)    You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

3)    Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.

4)    Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year.

5)    Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)    The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7)    If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees.  Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin.  During the Growth Phase, such withdrawals reduce the Voya LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status.  If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Voya LifePay Plus Base is exhausted.

Architect - 133944                                                                       I-20

When the rider enters Automatic Periodic Benefit Status:

1)    the Contract will provide no further benefits other than as provided under the Voya LifePay Plus rider;

2)    no further premium payments will be accepted; and

3)    any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  These payments will continue until the Voya LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.  If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status.  If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)    the Contract will provide no further benefits other than as provided under the Voya LifePay Plus rider;

2)    no further premium payments will be accepted; and

3)    any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate.  The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.  If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Voya LifePay Plus Reset.  Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the Voya LifePay Plus Base to the current  Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher.  The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately.  This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset.  In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options.  You may decline this change (and the reset).  However, this action will apply to all future resets and cannot be reversed.

Architect - 133944                                                                       I-21

Investment Option Restrictions.  While the Voya LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated.  Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund may be reclassified as a Special Fund as of the Contract continuation date if  it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits. For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing.  If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.  Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.  Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.  The Voya LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.  However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the Voya LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

Death of Owner or Annuitant.  The Voya LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

Continuation After Death – Spouse.  If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

Architect - 133944                                                                       I-22

If the rider is in the Growth Phase at the time of spousal continuation:

1)    The rider will continue in the Growth Phase;

2)    On the date the rider is continued, the Voya LifePay Plus Base will be reset to equal the greater of the Voya LifePay Plus Base and the then current Contract value;

3)    The Voya LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

4)    Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

5)    Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;

6)       The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

7)       The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)    The rider will continue in the Withdrawal Phase.

2)    The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3)    On the quarterly Contract anniversary that the date the rider is continued:

(a)       If the surviving spouse was not the annuitant before the owner’s death, then the Voya LifePay Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new Voya LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date.  Withdrawals are permitted pursuant to the other provisions of the rider.  Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b)       If the surviving spouse was the annuitant before the owner’s death, then the Voya LifePay Plus Base will be reset to the current Contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new Voya LifePay Plus Base by the Maximum Annual Withdrawal percentage.  Withdrawals are permitted pursuant to the other provisions of the rider.

4)    The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

Effect of Voya LifePay Plus Rider on Death Benefit.  If you die before Lifetime Automatic Periodic Benefit Status begins under the Voya LifePay Plus rider, the death benefit is payable, but the rider terminates.  However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death.  Thus, you should not purchase this rider with multiple owners, unless the owners are spouses.  See “Death of Owner or Annuitant” and “Continuation After Death – Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the Voya LifePay Plus rider to the beneficiary.  While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop.  No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining Voya LifePay Plus Base will be paid to the beneficiary in a lump sum.

Change of Owner or Annuitant.  Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant.  The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)    spousal continuation as described above;

2)    change of owner from one custodian to another custodian;

3)    change of owner from a custodian for the benefit of an individual to the same individual;

4)    change of owner from an individual to a custodian for the benefit of the same individual;

5)    collateral assignments;

Architect - 133944                                                                       I-23

6)    change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)    change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)    change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges.  If you elect the Voya LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount.  However, once your Contract value is zero, the periodic payments under the Voya LifePay Plus rider are not subject to surrender charges.

Loans.  No loans are permitted on Contracts with the Voya LifePay Plus rider.

Taxation.  For more information about the tax treatment of amounts paid to you under the Voya LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Important Note:  The information immediately below pertains to the form of the Voya Joint LifePay Plus rider available for sale on and after August 20, 2007 through April 28, 2008 in states where approved.

Voya Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay Plus”) Rider.  The Voya Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero.  You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase.  The Voya Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable.  We refer to these individuals as spouses.  Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay Plus rider.  See “Ownership, Annuitant, and Beneficiary Requirements,” below.

The maximum issue age is 80.  Both spouses must meet these issue age requirements on the contract anniversary on which the Voya Joint LifePay Plus rider is effective.  The issue age is the age of the owners on the Contract anniversary on which the rider is effective.  Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55.  We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis.  The Voya Joint LifePay Plus rider is available for Contracts issued on and after August 20, 2007 (subject to availability and state approvals) that do not already have a living benefit rider.  The Voya Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.  The Company in its discretion may allow the Voya Joint LifePay Plus rider to be elected after a contract has been issued without it, subject to certain conditions.  Please contact Customer Service for more information.  Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below.  The Voya Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements.  Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay Plus rider.  These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA.  In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code.  Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”).  Joint annuitants are not allowed.  The necessary ownership, annuitant, and/or beneficiary designations are described below.  Applications that do not meet the requirements below will be rejected.  We reserve the right to verify the date of birth and social security number of both spouses.

        Nonqualified Contracts.  For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners.  For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

        IRAs.  There may only be one owner, who must also be the annuitant.  The owner’s spouse must be the sole primary beneficiary.

Architect - 133944                                                                       I-24

        Custodial IRAs.  While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs,” above.  The annuitant must be the same as the beneficial owner of the custodial IRA.  We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date.  The Voya Joint LifePay Plus rider date is the date the Voya Joint LifePay Plus rider becomes effective.  If you purchase the Voya Joint LifePay Plus rider when the contract is issued, the Voya Joint LifePay Plus rider date is also the contract date.

Charge.  The charge for the Voya Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge
2.50%	0.85%

This quarterly charge is a percentage of the Voya Joint LifePay Plus Base.  We deduct the charge in arrears based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter from the contract date.  If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary.  The charge will be pro-rated when the rider is terminated.  Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status.  Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met.  The current charge can be subject to change upon a reset after your first five contract years.  You will never pay more than the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.  We reserve the right to change the charge for this rider, subject to the maximum annual charge.  If changed, the new charge will only apply to riders issued after the change.

No Cancellation.  Once you purchase the Voya Joint LifePay Plus rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the Voya Joint LifePay Plus rider.  These events automatically cancel the Voya Joint LifePay Plus rider.

Termination.  The Voya Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase.  The optional rider automatically terminates if you:

1)    terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the Voya Joint LifePay Plus rider;

2)    die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the Voya Joint LifePay Plus rider); or

3)    change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below.  Other circumstances that may cause the Voya Joint LifePay Plus rider to terminate automatically are discussed below.

Active Status.  Once the Voya Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Voya Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation.  In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.”  Inactive spouses are not eligible to continue the benefits of the Voya Joint LifePay Plus rider after the death of the other spouse.  Once designated “inactive,” a spouse may not regain active status under the Voya Joint LifePay Plus rider.  Specific situations that will result in a spouse’s designation as “inactive” include the following:

Architect - 133944                                                                       I-25

1)    For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)    For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)    In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive.  In the case of joint-owned contracts, both contract owners must agree to such a request.  An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay Plus rider.  However, all charges for the Voya Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason.  You should make sure you understand the impact of beneficiary and owner changes on the Voya Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract.  See “Divorce,” below.

Guaranteed Withdrawal Status.  This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed.  While the Voya LifePay Plus rider is in Guaranteed Withdrawal Status, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya LifePay Plus Base dollar-for-dollar.  This status will then continue until the earliest of:

1)    quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)    reduction of the Voya Joint LifePay Plus Base to zero, at which time the rider will terminate;

3)    the annuity commencement date;

4)    reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)    reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)    the surrender or annuitization of the Contract; or

7)    the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

Please note that withdrawals while the Voya LifePay Plus rider is in Guaranteed Withdrawal Status are not guaranteed for the lifetime of the annuitant.

Lifetime Guaranteed Withdrawal Status.  This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed.  If the first withdrawal is taken prior to this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday.  This status continues until the earliest of:

1)    the annuity commencement date;

2)    reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)    reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)    the surrender of the contract; or

5)    the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status.  This notice will explain the change, its impact to you and your options.  You may decline this change.  Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal.  However, this action will also apply to all future resets (see below) and cannot be reversed.  As described below, certain features of the Voya Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

Architect - 133944                                                                       I-26

How the Voya Joint LifePay Plus Rider Works.  The Voya Joint LifePay Plus rider has two phases.  The first phase, called the Growth Phase, begins on the effective date of the Voya Joint LifePay Plus rider and ends as of the business day before the first withdrawal is taken (or when the annuity commencement date is reached).  The second phase is called the Withdrawal Phase.  This phase begins as of the date you take the first withdrawal of any kind under the contract (other than advisory fees, as described below), or the annuity commencement date, whichever occurs first.

Benefits paid under the Voya Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal.  The Voya Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)    If you purchased the Voya Joint LifePay Plus rider on the contract date, the initial Voya Joint LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2)    If you purchased the Voya Joint LifePay Plus rider after the contract date, the initial Voya Joint LifePay Plus Base is equal to the contract value on the effective date of the Voya Joint LifePay Plus rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial Voya Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”).  In addition, on each quarterly contract anniversary, the Voya Joint LifePay Plus Base is recalculated as the greater of:

•         The current Voya Joint LifePay Plus Base; or

•         The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation).  This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries, the Voya Joint LifePay Plus Base is recalculated as the greatest of:

•         The current Voya Joint LifePay Plus Base; or

•         The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and

•         The Voya Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.  This is referred to as an annual “step-up.”  (Any premium credits applied during the prior 36 months are excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year after the rider date.

The Voya Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner.  Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the Voya Joint LifePay Plus rider (see “Voya Joint LifePay Plus Reset,” below).  We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins.  It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the Voya Joint LifePay Plus Base, as of the last day of the Growth Phase.  The first withdrawal after the effective date of the Voya Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Architect - 133944                                                                       I-27

Youngest Active Spouse’s Age	Maximum Annual Withdrawal Percentage
0-75*	5%*
76-80	6%
81+	7%

*If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the Voya Joint LifePay Plus Base dollar-for-dollar, under what we refer to as the “Standard Withdrawal Benefit.”  Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the Voya Joint LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract.  This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the Voya LifePay Plus rider’s Lifetime Guaranteed Withdrawal Status, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses.  If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount.  However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Voya Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced on a pro-rata basis.  This means that both the Voya Joint LifePay Plus Base and the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal.  To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess.  For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be considered.  However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal.  See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions.  Withdrawals taken from the contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Voya Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started.  Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the Voya Joint LifePay Plus rider, subject to the following:

1)    If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)    You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3)    Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

Architect - 133944                                                                       I-28

4)    Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year.

5)    Withdrawals that exceed all available Additional Withdrawal Amounts are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)    The Additional Withdrawal Amount is reset to zero at the end of the second calendar year from which it was originally calculated.

7)    If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees.  Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin.  During the Growth Phase, such withdrawals reduce the Voya Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Automatic Periodic Benefit Status.  If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining Voya Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)    the Contract will provide no further benefits other than as provided under the Voya Joint LifePay Plus rider;

2)    no further premium payments will be accepted; and

3)    any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  These payments will continue until the Voya Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.  If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Lifetime Automatic Periodic Benefit Status.  If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the Voya Joint LifePay Plus rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Voya Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals.  Instead, under the Voya Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

Architect - 133944                                                                       I-29

When the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)    the contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay Plus rider;

2)    no further premium payments will be accepted; and

3)    any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  The time period for which we will make these payments will depend upon whether one or two spouses are active under the Voya Joint LifePay Plus rider at the time this status begins.  If both spouses are active under the Voya Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the Voya Joint LifePay Plus rider and the contract will terminate without further value.  If only one spouse is active under the Voya Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the Voya Joint LifePay Plus rider and the contract will terminate without value.

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner.  The periodic payments will begin on the last day of the first full contract year following the date the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract.  Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually.  If, at the time the Voya Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya Joint LifePay Plus Reset.   Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the Voya Joint LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher.  The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately.  This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset.  In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options.  You may decline this change (and the reset).  However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions.  In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Voya Joint LifePay Plus rider), we require that your contract value be allocated in accordance with certain limitations.  In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds.  We will require this allocation regardless of your investment instructions to the contract, as described below.

While the Voya Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated.  Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Architect - 133944                                                                       I-30

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing.  If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.  Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.  Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.  The Voya Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.  However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the Voya Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

Divorce.  Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits.  In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA).  Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay Plus rider cannot be continued by the new spouse.  As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.  Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount.  In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal.  See “Determination of the Maximum Annual Withdrawal,” above.  As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Voya Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made.  Payments will continue until both spouses are deceased.

Death of Owner.  The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the Voya Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)    If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the Voya Joint LifePay Plus rider will remain in effect pursuant to its original terms and Voya Joint LifePay Plus coverage and charges will continue.  As of the date the contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued.  However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

Architect - 133944                                                                       I-31

If the surviving spouse elects not to continue the contract, Voya Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)    If the surviving spouse is in inactive status: The Voya Joint LifePay Plus rider terminates and Voya Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

Change of Owner or Annuitant.  Other than as a result of spousal continuation, you may not change the annuitant.  The Voya Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)    spousal continuation by an active spouse, as described above;

2)    change of owner from one custodian to another custodian for the benefit of the same individual;

3)    change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)    change of owner from an individual to a custodian for the benefit of the same individual;

5)    collateral assignments;

6)    for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)    for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)    change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges.  If you elect the Voya Joint LifePay Plus rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount.  However, once your contract value is zero, the periodic payments under the Voya Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

Federal Tax Considerations.  For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Voya LifePay Plus and Voya Joint LifePay Plus Partial Withdrawal Amount Examples.  The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Architect - 133944                                                                       I-32

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899  ((1 - 2.02%) * $5,000).

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the  Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the  Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4:  The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

Architect - 133944                                                                       I-33

Appendix J

Voya LifePay and Voya Joint LifePay

(Available for Contracts issued through August 20, 2007, subject to state approval.)

Voya LifePay Minimum Guaranteed Withdrawal Benefit (“Voya LifePay”) Rider.  The Voya LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero.  You may wish to purchase this rider if you are concerned that you may outlive your income.

Purchase.  In order to elect the Voya LifePay rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner.  Joint annuitants are not allowed.  The minimum issue age is 50 and the maximum issue age is 80.  The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective.  Some broker dealers may limit the availability of the rider to younger ages.  The Voya LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.  The Company in its discretion may allow the rider to be elected during the 30-day period preceding a Contract anniversary.  Such election must be received in good order, including compliance with the investment restrictions described below.  The rider will be effective as of that Contract anniversary.

Rider Date.  The rider date is the date the Voya LifePay rider becomes effective.  If you purchase the Voya LifePay rider when the Contract is issued, the rider date is also the Contract date.

Charge.  The charge for the Voya LifePay rider, a living benefit, is deducted quarterly and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.20%	0.50%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter from the contract date.  If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.  Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated.  Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status.   Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met.  The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.

We reserve the right to change the charge for this rider, subject to the maximum annual charge.  If changed, the new charge will only apply to riders issued after the change.

No Cancellation.  Once you purchase the Voya LifePay rider, you may not cancel it unless you cancel the Contract during the Contract’s free look period, surrender, annuitize or otherwise terminate the Contract.  These events automatically cancel the Voya LifePay rider.

Architect - 133944                                                                       J-1

Termination.  The Voya LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase.  The optional rider automatically terminates if you:

1)     annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

2)     die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The Voya LifePay rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death).  Other circumstances that may cause the Voya LifePay rider to terminate automatically are discussed below.

Lifetime Guaranteed Withdrawal Status.  This status begins on the date the rider is issued (the “effective date of the rider”) and continues until the earliest of:

1)     the annuity start date;

2)     reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

3)     reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal;

4)     the surrender or annuitization of the Contract; or

5)     the death of the owner, or first owner, in the case of joint owners, unless your spouse beneficiary elects to continue the Contract.

As described below, certain features of the Voya LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya LifePay Rider Works.  The Voya LifePay Withdrawal Benefit rider has two phases.  The first phase, called the Growth Phase, begins on the effective date of the rider and ends as of the business day before the first withdrawal is taken (or when the annuity start date is reached).  The second phase is called the Withdrawal Phase.  This phase begins as of the date of the first withdrawal or the annuity start date, whichever occurs first.

Benefits paid under the Voya LifePay rider require the calculation of the Maximum Annual Withdrawal.  The Voya LifePay Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows.

1)     If you purchased the Voya LifePay rider on the Contract date, the initial Voya LifePay Base is equal to the initial premium, plus premium credits, if applicable.

2)     If you purchased the Voya LifePay rider after the Contract date, the initial Voya LifePay Base is equal to the Contract value on the effective date of the rider.

The initial Voya LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”).  The Voya LifePay Base is also increased to equal the Contract value if the Contract value is greater than the current Voya LifePay Base, on each Contract quarterly anniversary after the effective date of the rider and during the Growth Phase.  The Voya LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner.  Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Voya LifePay rider (see “Voya LifePay Reset Option,” below).  We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Architect - 133944                                                                        J-2

Determination of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins.  It equals a percentage of the greater of 1) the Contract value and 2) the Voya LifePay Base as of the last day of the Growth Phase.  The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal.   The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
50-59	4%
60-75	5%
76-80	6%
81+	7%

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation.  See “Continuation After Death – Spouse” below.  This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the rider is in the Growth Phase, and the annuity start date is reached, the rider will enter the Withdrawal Phase and will be annuitized.  In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

If withdrawals in any Contract year exceed the Maximum Annual Withdrawal, the Maximum Annual Withdrawal will be reduced on a pro-rata basis.  This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the withdrawal in excess of the Maximum Annual Withdrawal (the “excess withdrawal”) is of the Contract value determined:

1)     before the withdrawal, for the excess withdrawal; and

2)     after the withdrawal, for the amount withdrawn up to the Maximum Annual Withdrawal (without regard to the excess withdrawal).

When a withdrawal is made, the total withdrawals taken in a Contract year are compared with the current Maximum Annual Withdrawal.  To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess.  For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable Market Value Adjustment or surrender charges will not be applied to the withdrawal.  However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal.  See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions.  Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code, that exceed the Maximum Annual Withdrawal for a specific Contract year, will not be deemed excess withdrawals in that Contract year for purposes of the Voya LifePay rider, subject to the following rules:

1)        If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)        You may withdraw the Additional Withdrawal Amount from this Contract without it being deemed an excess withdrawal.

3)        Any withdrawals taken in a Contract year will count first against the Maximum Annual Withdrawal for that Contract year.

Architect - 133944                                                                        J-3

4)        Once the Maximum Annual Withdrawal for the then current Contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount.

5)        Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)        The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.

7)        If the Contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees.  Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin.  During the Growth Phase, such withdrawals reduce the Voya LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status.  If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are entitled to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)     the Contract will provide no further benefits other than as provided under the Voya LifePay rider;

2)     no further premium payments will be accepted; and

3)     any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate.  The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.  If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

Voya LifePay Reset Option.  Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal Percentage of the Contract value would be greater than your current Maximum Annual Withdrawal.  You must elect to reset by a request in a form satisfactory to us.  On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal Percentage of the Contract value on the Reset Effective Date.  The reset option is only available when the rider is in Lifetime Guaranteed Withdrawal Status.

Architect - 133944                                                                        J-4

After exercising the reset option, you must wait one year before electing to reset again.  We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Voya LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.20%.  However, we guarantee that the rider charge will not increase for resets exercised within the first five contract years.  See Illustration 4 below.

Investment Option Restrictions.  While the Voya LifePay rider is in effect, there are limits on the portfolios to which your Contract value may be allocated.  Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

If the rider is not continued under the spousal continuation right when available, the Fixed Allocation Fund will be reclassified as a Special Fund as of the Contract continuation date if it would otherwise be designated as a Special Fund for purposes of the Contract’s death benefits.  For purposes of calculating any applicable death benefit guaranteed under the Contract, any allocation of Contract value to the Fixed Allocation Funds will be considered a Covered Fund allocation while the rider is in effect.

Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Fixed Allocation Funds Automatic Rebalancing.  If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya LifePay Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.  Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.  Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.  The Voya LifePay Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract.  However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.  By electing to purchase the Voya LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the Voya LifePay rider if you do not wish to have your Contract value reallocated in this manner.

Architect - 133944                                                                        J-5

Death of Owner or Annuitant.  The Voya LifePay rider and charges terminate on the earlier of:

1)     if the rider is in Lifetime Guaranteed Withdrawal status, the date of receipt of due proof of death (“claim date”) of the owner (or in the case of joint owners, the first owner) or the annuitant if there is a non-natural owner; or

2)     the date the rider enters Lifetime Automatic Periodic Benefit status.

Continuation After Death – Spouse.  If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue, provided the following conditions are met:

1)     The spouse is at least 50 years old on the date the Contract is continued; and

2)     The spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)     The rider will continue in the Growth Phase;

2)     On the date the rider is continued, the Voya LifePay Base will be reset to equal the greater of the Voya LifePay Base and the then current Contract value;

3)     The Voya LifePay charges will restart and be the same as were in effect prior to the claim date; and

4)     The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)     The rider will continue in the Withdrawal Phase.

2)     On the Contract anniversary following the date the rider is continued:

(a)   If the surviving spouse was not the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated by multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that Contract anniversary, and the Maximum Annual Withdrawal is considered to be zero from the claim date to that Contract anniversary.  Withdrawals are permitted pursuant to the other provisions of the Contract.  Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b)   If the surviving spouse was the annuitant before the owner’s death, the Maximum Annual Withdrawal is recalculated as the greater of the Maximum Annual Withdrawal on the claim date (adjusted for excess withdrawals thereafter) and the Maximum Annual Withdrawal resulting from multiplying the Contract value on that Contract anniversary by the Maximum Annual Withdrawal percentage.  The Maximum Annual Withdrawal does not go to zero on the claim date and withdrawals may continue under the rider provisions.

3)     The rider charges will restart on the Contract anniversary following the date the rider is continued and will be the same as were in effect prior to the claim date.

Effect of Voya LifePay Rider on Death Benefit.  If you die before Lifetime Automatic Periodic Benefit Status begins under the Voya LifePay rider, the death benefit is payable, but the rider terminates.  However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death.  Thus, you should not purchase this rider with multiple owners, unless the owners are spouses.   See “Death of Owner or Annuitant” and “Continuation After Death – Spouse” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the Voya LifePay rider until the death of the annuitant.  While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop.  No other death benefit is payable.

Change of Owner or Annuitant.  Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant.  The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

Architect - 133944                                                                        J-6

1)     spousal continuation as described above;

2)     change of owner from one custodian to another custodian;

3)     change of owner from a custodian for the benefit of an individual to the same individual;

4)     change of owner from an individual to a custodian for the benefit of the same individual;

5)     collateral assignments;

6)     change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)     change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)     change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

Surrender Charges.  If you elect the Voya LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount.  However, once your Contract value is zero, the periodic payments under the Voya LifePay rider are not subject to surrender charges.

Loans.  The portion of any Contract value used to pay off an outstanding loan balance will reduce the Voya LifePay Base or Maximum Annual Withdrawal as applicable.  We do not recommend the Voya LifePay rider if loans are contemplated.

Taxation.  For more information about the tax treatment of amounts paid to you under the Voya LifePay Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Voya Joint LifePay Minimum Guaranteed Withdrawal Benefit (“Voya Joint LifePay”) Rider.  The Voya Joint LifePay rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero.  You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

Purchase.  The Voya Joint LifePay rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable.  We refer to these individuals as spouses.  Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay rider.  See “Ownership, Annuitant, and Beneficiary Requirements” below.

The minimum issue age is 55 and the maximum issue age is 80.  Both spouses must meet these issue age requirements on the contract anniversary on which the Voya Joint LifePay rider is effective.  The issue age is the age of the owners on the Contract anniversary on which the rider is effective.  Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55.  We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis.  The Voya Joint LifePay rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below.  The Company in its discretion may allow the Voya Joint LifePay rider to be elected during the 30-day period preceding a contract anniversary.  Such election must be received in good order, including owner, annuitant, and beneficiary designations and in compliance with the investment restrictions described below.  The Voya Joint LifePay rider will be effective as of that contract anniversary.

Ownership, Annuitant, and Beneficiary Designation Requirements.  Certain ownership, annuitant, and beneficiary designations are required in order to purchase the Voya Joint LifePay rider.  These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA.  In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code.  Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”).  Joint annuitants are not allowed.  The necessary ownership, annuitant, and/or beneficiary designations are described below.  Applications that do not meet the requirements below will be rejected.  We reserve the right to verify the date of birth and social security number of both spouses.

Nonqualified Contracts.  For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners.  For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

Architect - 133944                                                                        J-7

IRAs.  There may only be one owner, who must also be the annuitant.  The owner’s spouse must be the sole primary beneficiary.

Custodial IRAs.  While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above.  The annuitant must be the same as the beneficial owner of the custodial IRA.  We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

Rider Date.  The Voya Joint LifePay rider date is the date the Voya Joint LifePay rider becomes effective.  If you purchase the Voya Joint LifePay rider when the contract is issued, the Voya Joint LifePay rider date is also the contract date.

Charge.  The charge for the Voya Joint LifePay rider, a living benefit, is deducted quarterly, and is a percentage of contract value:

Maximum Annual Charge	Current Annual Charge
1.50%	0.75%

We deduct the quarterly charge in arrears based on the contract date (contract year versus calendar year).  In arrears means the first charge is deducted at the end of the first quarter from the contract date.  If the rider is added after contract issue, the charges will still be deducted on quarterly contract anniversaries, but the first charge will be pro-rated based on what is owed at the time the rider is added through the contract quarter end.  Similarly, the charge is pro-rated based on what is owed at the time the rider is terminated.  Charges are deducted during the period starting on the rider date and up to your rider’s Lifetime Automatic Periodic Benefit Status.   Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met.  The charge may be subject to change if you elect the reset option after your first five contract years, but subject to the maximum annual charge.

If the contract value in the subaccounts is insufficient for the charge, then we deduct it from any Fixed Interest Allocations, in which case a Market Value Adjustment may apply.  But currently, a Market Value Adjustment would not apply when this charge is deducted from a Fixed Interest Allocation.  With Fixed Interest Allocations, we deduct the charge from the Fixed Interest Allocation having the nearest maturity.  For more information about the Fixed Interest Allocation, including the Market Value Adjustment, please see Appendix C.  We reserve the right to change the charge for this rider, subject to the maximum annual charge.  If changed, the new charge will only apply to riders issued after the change.

No Cancellation.  Once you purchase the Voya Joint LifePay rider, you may not cancel it unless you cancel the contract during the contract’s free look period (or otherwise cancel the contract pursuant to its terms), surrender or annuitize in lieu of payments under the Voya Joint LifePay rider.  These events automatically cancel the Voya Joint LifePay rider.

Termination.  The Voya Joint LifePay rider is a “living benefit” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase.  The optional rider automatically terminates if you:

1)    terminate your contract pursuant to its terms during the accumulation phase, surrender, or begin receiving annuity payments in lieu of payments under the Voya Joint LifePay rider;

2)    die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the Voya Joint LifePay rider); or

3)    change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below.  Other circumstances that may cause the Voya Joint LifePay rider to terminate automatically are discussed below.

Active Status.  Once the Voya Joint LifePay rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the Voya Joint LifePay rider after the first spouse’s death by electing spousal continuation.  In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.”  Inactive spouses are not eligible to continue the benefits of the Voya Joint LifePay rider after the death of the other spouse.  Once designated “inactive,” a spouse may not regain active status under the Voya Joint LifePay rider.  Specific situations that will result in a spouse’s designation as “inactive” include the following:

Architect - 133944                                                                        J-8

1)    For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)    For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)    In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive.  In the case of joint-owned contracts, both contract owners must agree to such a request.  An inactive spouse is not eligible to exercise any rights or receive any benefits under the Voya Joint LifePay rider.  However, all charges for the Voya Joint LifePay rider will continue to apply, even if one spouse becomes inactive, regardless of the reason.  You should make sure you understand the impact of beneficiary and owner changes on the Voya Joint LifePay rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract.  See “Divorce” below.

Lifetime Guaranteed Withdrawal Status.  This status begins on the date the Voya Joint LifePay rider is issued (the “effective date of the Voya Joint LifePay rider”) and continues until the earliest of:

1)    the annuity start date;

2)    reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)    reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status” below);

4)    the surrender of the contract; or

5)    the death of the owner (first owner, in the case of joint owners, or the annuitant, in the case of a custodial IRA), unless your active spouse beneficiary elects to continue the contract.

As described below, certain features of the Voya Joint LifePay rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

How the Voya Joint LifePay Rider Works.  The Voya Joint LifePay rider has two phases.  The first phase, called the Growth Phase, begins on the effective date of the Voya Joint LifePay rider and ends as of the business day before the first withdrawal is taken (or when the annuity start date is reached).  The second phase is called the Withdrawal Phase.  This phase begins as of the date you take the first withdrawal of any kind under the contract (other than investment advisory fees, as described below) or the annuity start date, whichever occurs first.  During the accumulation phase of the contract, the Voya Joint LifePay rider may be in either the Growth Phase or the Withdrawal Phase.  During the income phase of the contract, the Voya Joint LifePay rider may only be in the Withdrawal Phase.  The Voya Joint LifePay rider is initially in Lifetime Guaranteed Withdrawal Status.  While in this status you may terminate the Voya Joint LifePay rider by electing to enter the income phase and begin receiving annuity payments.  However, if you have not elected to begin receiving annuity payments, and the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status because the contract value has been reduced to zero, the Voya Joint Life Pay rider and contract terminate (other than those provisions regarding the payment of the Maximum Annual Withdrawal, as described below) and you can no longer elect to receive annuity payments.

Benefits paid under the Voya Joint LifePay rider require the calculation of the Maximum Annual Withdrawal.  The Voya Joint LifePay Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)    If you purchased the Voya Joint LifePay rider on the contract date, the initial Voya Joint LifePay Base is equal to the initial premium, plus premium credits, if applicable.

2)    If you purchased the Voya Joint LifePay rider after the contract date, the initial Voya Joint LifePay Base is equal to the contract value on the effective date of the Voya Joint LifePay rider.

3)    The initial Voya Joint LifePay Base is increased dollar-for-dollar by any premiums received during the Growth Phase and premium credits, if applicable (“eligible premiums”).  The Voya Joint LifePay Base is also increased to equal the contract value if the contract value is greater than the current Voya Joint LifePay Base, valued on each quarterly contract anniversary after the effective date of the Voya Joint LifePay rider during the Growth Phase.  The Voya Joint LifePay Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Architect - 133944                                                                        J-9

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the Voya Joint LifePay Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner.  Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal if you choose to reset the Voya Joint LifePay rider (see “Voya Joint LifePay Reset Option,” below).  We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

Determination of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins.  It equals the Maximum Annual Withdrawal percentage multiplied by the greater of the contract value and the Voya Joint LifePay Base, as of the last day of the Growth Phase.  The first withdrawal after the effective date of the Voya Joint LifePay rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal.  The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Annuitant Age	Maximum Annual Withdrawal Percentage
55-64	4%
65-75	5%
76-80	6%
81+	7%

Once determined the Maximum Annual Withdrawal percentage never changes for the contract.  This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Voya Joint LifePay rider is in the Growth Phase, and the annuity start date is reached, the Voya Joint LifePay rider will enter the Withdrawal Phase and annuity payments will begin.  In lieu of the annuity options under the Contract, you may elect a life only annuity option under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses.  If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Withdrawals in a contract year that do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount.  However, if withdrawals in any contract year exceed the Maximum Annual Withdrawal (an “excess withdrawal”), the Maximum Annual Withdrawal will be reduced on a pro-rata basis.  This means that the Maximum Annual Withdrawal will be reduced by the same proportion as the excess withdrawal is of the contract value determined after the deduction of the amount withdrawn up to the Maximum Annual Withdrawal but before deduction of the excess withdrawal.

When a withdrawal is made, the total withdrawals taken in a contract year are compared with the current Maximum Annual Withdrawal.  To the extent that the withdrawal taken causes the total withdrawals in that year to exceed the current Maximum Annual Withdrawal, that withdrawal is considered excess.  For purposes of determining whether the Maximum Annual Withdrawal has been exceeded, any applicable premium credit deduction, Market Value Adjustment or surrender charges will not be considered.  However, for purposes of determining the Maximum Annual Withdrawal reduction after an excess withdrawal, any premium credit deduction, surrender charges and/or Market Value Adjustment are considered to be part of the withdrawal, and will be included in the pro-rata adjustment to the Maximum Annual Withdrawal.  See Illustrations 1 and 2 below for examples of this concept.

Required Minimum Distributions.  Withdrawals taken from the contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the Voya Joint LifePay rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started.  Any such withdrawal which exceeds the Maximum Annual Withdrawal for a specific contract year, will not be deemed excess withdrawals in that contract year for purposes of the Voya Joint LifePay rider, subject to the following:

Architect - 133944                                                                       J-10

1)     If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)     You may withdraw the Additional Withdrawal Amount from this contract without it being deemed an excess withdrawal.

3)    Any withdrawals taken in a contract year will count first against the Maximum Annual Withdrawal for that contract year.

4)    Once the Maximum Annual Withdrawal for the then current contract year has been taken, additional amounts withdrawn in excess of the Maximum Annual Withdrawal will count against and reduce any Additional Withdrawal Amount.

5)     Withdrawals that exceed the Additional Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-rata basis, as described above.

6)     The Additional Withdrawal Amount is reset to zero at the end of each calendar year, and remains at zero until it is reset in January of the following calendar year, even if, pursuant to the Tax Code, the contract owner may take a Required Minimum Distribution for that calendar year after the end of the calendar year.

7)     If the contract is still in the Growth Phase on the date the Additional Withdrawal Amount is determined, but enters the Withdrawal Phase later during that calendar year, the Additional Withdrawal Amount will be equal to the amount in excess of the Maximum Annual Withdrawal Amount necessary to satisfy the Required Minimum Distribution for that year (if any).

See Illustration 3 below.

Investment Advisory Fees.  Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin.  During the Growth Phase, such withdrawals reduce the Voya Joint LifePay Base on a pro-rata basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

Lifetime Automatic Periodic Benefit Status.  If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the Voya Joint LifePay rider will terminate due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the Voya Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals.  Instead, under the Voya Joint LifePay rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status:

1)     the contract will provide no further benefits (including death benefits) other than as provided under the Voya Joint LifePay rider;

2)     no further premium payments will be accepted; and

3)     any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal.  The time period for which we will make these payments will depend upon whether one or two spouses are active under the Voya Joint LifePay rider at the time this status begins.  If both spouses are active under the Voya Joint LifePay rider, these payments will cease upon the death of the second spouse, at which time both the Voya Joint LifePay rider and the contract will terminate without further value.  If only one spouse is active under the Voya Joint LifePay rider, the payments will cease upon the death of the active spouse, at which time both the Voya Joint LifePay rider and the contract will terminate without value.

Architect - 133944                                                                       J-11

If the Maximum Annual Withdrawal exceeds the net withdrawals taken the contract year when the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status (including the withdrawal that results in the contract value decreasing to zero), that difference will be paid immediately to the contract owner.  The periodic payments will begin on the last day of the first full contract year following the date the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals, pursuant to the terms of the contract.  Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually.  If, at the time the Voya Joint LifePay rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal.  Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly.  If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

Voya Joint LifePay Reset Option.  Beginning one year after the Withdrawal Phase begins, you may choose to reset the Maximum Annual Withdrawal, if the Maximum Annual Withdrawal percentage multiplied by the contract value would be greater than your current Maximum Annual Withdrawal.  You must elect to reset by a request in a form satisfactory to us.  On the date the request is received (the “Reset Effective Date”), the Maximum Annual Withdrawal will increase to be equal to the Maximum Annual Withdrawal percentage multiplied by the contract value on the Reset Effective Date.  The reset option is only available when the Voya Joint LifePay rider is in Lifetime Guaranteed Withdrawal Status.  We reserve the right to limit resets to the contract anniversary.

After exercising the reset option, you must wait one year before electing to reset again.  We will not accept a request to reset if the new Maximum Annual Withdrawal on the date the request is received would be less than your current Maximum Annual Withdrawal.

If the reset option is exercised, the charge for the Voya Joint LifePay rider will be equal to the charge then in effect for a newly purchased rider but will not exceed the maximum annual charge of 1.50%.  However, we guarantee that the Voya Joint LifePay rider charge will not increase for resets exercised within the first five contract years.  See Illustration 4 below.

Investment Option Restrictions.  In order to mitigate the insurance risk inherent in our guarantee to provide you and your spouse with lifetime payments (subject to the terms and restrictions of the Voya Joint LifePay rider), we require that your contract value be allocated in accordance with certain limitations.  In general, to the extent that you choose not to invest in the Accepted Funds, we require that 20% of the amount not so invested be invested in the Fixed Allocation Funds.  We will require this allocation regardless of your investment instructions to the contract, as described below.

While the Voya Joint LifePay rider is in effect, there are limits on the portfolios to which your contract value may be allocated.  Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing” below.

Accepted Funds.  The currently available Accepted Funds are listed in Appendix M.  We may change these designations at any time upon 30 days notice to you.  If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

Fixed Allocation Funds.  The currently available Fixed Allocation Funds are listed in Appendix M.  You may allocate your contract value to one or more Fixed Allocation Funds.  We consider the Voya Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

Other Funds.  All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

Architect - 133944                                                                       J-12

Fixed Allocation Funds Automatic Rebalancing.  If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to the Fixed Allocation Funds and Other Funds on any Voya Joint LifePay Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds.  Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing.  Any rebalancing is done on a pro-rata basis among the Other Funds and will be the last transaction processed on that date.  The Voya Joint LifePay Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)    receipt of additional premiums;

2)    transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)    withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract.  However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.”

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in them.  See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.”  By electing to purchase the Voya Joint LifePay rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds.  You should not purchase the Voya Joint LifePay rider if you do not wish to have your contract value reallocated in this manner.

Divorce.  Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the Voya Joint LifePay rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits.  In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the Voya Joint LifePay rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA).  Although spousal continuation may be available under the Tax Code for a subsequent spouse, the Voya Joint LifePay rider cannot be continued by the new spouse.  As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse.  Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount.  In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal.  See “Determination of the Maximum Annual Withdrawal,” above.  As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the Voya Joint LifePay rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made.  Payments will continue until both spouses are deceased.

Death of Owner.  The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) during Lifetime Guaranteed Withdrawal Status may cause the termination of the Voya Joint LifePay rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)    If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the Voya Joint LifePay rider will remain in effect pursuant to its original terms and Voya Joint LifePay coverage and charges will continue.  As of the date the contract is continued, the Maximum Annual Withdrawal will be set to the greater of the existing Maximum Annual Withdrawal or the Maximum Annual Withdrawal percentage multiplied by the contract value on the date the contract is continued.  Such a reset will not count as an exercise of the Voya Joint LifePay Reset Option, and rider charges will not increase.

If the surviving spouse elects not to continue the contract, Voya Joint LifePay rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)    If the surviving spouse is in inactive status: The Voya Joint LifePay rider terminates and Voya Joint LifePay coverage and charges cease upon proof of death.

Architect - 133944                                                                       J-13

Change of Owner or Annuitant.  Other than as a result of spousal continuation, you may not change the annuitant.  The Voya Joint LifePay rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)    spousal continuation by an active spouse, as described above;

2)    change of owner from one custodian to another custodian for the benefit of the same individual;

3)    change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)    change of owner from an individual to a custodian for the benefit of the same individual;

5)    collateral assignments;

6)    for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)    for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)    change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

Surrender Charges.  If you elect the Voya Joint LifePay rider, your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount.  However, once your contract value is zero, the periodic payments under the Voya Joint LifePay rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract.

Federal Tax Considerations.  For more information about the tax treatment of amounts paid to you under the Voya Joint LifePay rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

Voya LifePay and Voya Joint LifePay Partial Withdrawal Amount Examples.  The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, premium credit deduction and/or MVA charges.  The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, premium credit deduction and/or MVA charges.  The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, premium credit deduction and/or MVA charges.  Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000  ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40%  ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Architect - 133944                                                                       J-14

Illustration 2:  Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899  ((1 - 2.02%) * $5,000).

Illustration 3:  A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000.  The RMD for the current calendar year applicable to this contract is determined to be $6,000.  The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, premium credit deduction and/or MVA charges.  The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges.  The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, premium credit deduction and/or MVA charges.  Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made.  If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4:  The Reset Option is utilized.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset Option is utilized.  The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset Option was first utilized, the contract value has increased further to $130,000. The Reset Option is utilized again, and the Maximum Annual Withdrawal is now $6,500  ($130,000 * 5%).

Architect - 133944                                                                       J-15

Appendix K

Minimum Guaranteed Withdrawal Benefit

(Applicable to Contracts issued in states where Voya LifePay is not available.)

Minimum Guaranteed Withdrawal Benefit Rider (MGWB).  The MGWB rider, marketed under the name, ING PrincipalGuard Withdrawal Benefit, is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.  Only premiums added to your Contract during the first two-year period after your rider date are included in the MGWB Withdrawal Account.  Any additional premium payments added after the second rider anniversary are not included in the MGWB Withdrawal Account.  Thus, the MGWB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

1)     if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

2)     if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.  Please note that before Automatic Periodic Benefit status is reached, withdrawals in excess of the free withdrawal amount will be subject to surrender charges.  Once your contract reaches Automatic Period Benefit Status, the periodic payments paid under the MGWB rider are not subject to surrender charges.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or “MAW”) is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal.  Please see “MGWB Excess Withdrawal Amount Examples, below.”

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Architect - 133944                                                                       K-1

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis.  The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

You should not make any withdrawals if you wish to retain the option to elect the Step-Up Benefit (see below).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

Guaranteed Withdrawal Status.  You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero.  See “Withdrawals.”  However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.  The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

1)    your contract value is greater than zero;

2)    your MGWB Withdrawal Account is greater than zero;

3)    you have not reached your latest allowable annuity start date;

4)    you have not elected to annuitize your Contract; and

5)    you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

Automatic Periodic Benefit Status.  Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

1)    your MGWB Withdrawal Account is greater than zero;

2)    you have not reached your latest allowable annuity start date;

3)    you have not elected to annuitize your Contract; and

4)    you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract’s latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW.  We will reduce the MGWB Withdrawal Account by the amount of each payment.  Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider.  Any other rider terminates.  Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner’s death.

On the Contract’s latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining.  We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments.  The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%.  The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments.  Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

Architect - 133944                                                                       K-2

Reset Option.  Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider (“New Rider”). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider will increase to the maximum annual charge of 1.00%.  The Reset Option can only be elected on contract anniversaries.  If you elect the Reset Option, the Step-Up benefit is not available.

Step-Up Benefit.  If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%.  This option is available whether or not the contract value is greater than the MGWB Withdrawal Account.  If you elect the Step-Up Benefit:

1)    we reserve the right to increase the charge for the MGWB Rider up to a maximum annual charge of 1.00% of contract value;

2)    you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider.  Election of the Step-Up Benefit is limited to contract anniversaries only.  Please note that if you have a third party investment adviser who charges a separate advisory fee, and you have chosen to use withdrawals from your contract to pay this fee, these will be treated as any other withdrawals, and the Step-Up Benefit will not be available.

Death of Owner.

Before Automatic Periodic Benefit Status.  The MGWB rider terminates on the first owner’s date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable.  However, if the beneficiary is the owner’s spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset.  The MGWB charge will continue at the existing rate.  Reset upon spousal continuation does not affect any then existing Reset Option.

During Automatic Periodic Benefit Status.  The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

Purchase.  To purchase the MGWB rider, you must be age 80 or younger on the Rider Date.  The MGWB rider must be purchased on the contract date.  If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

Minimum Guaranteed Withdrawal Benefit rider1:

As an Annual Charge[2]	As a Quarterly Charge	Maximum Annual Charge if Step-Up Benefit Elected[3]
0.45% of contract value	0.1125% of contract value	1.00% of contract value

1        We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

2       If you choose to reset the MGWB Rider  the charge for the MGWB will increase to an annual charge of 1.00% of contract value.  Please see “Minimum Reset Option” above.

3        If your rider was issued prior to May 1, 2005 and you elect the Step-Up Benefit, we willincrease the charge for the MGWB rider to the maximum annual charge of 1.00% of contract value.  Please see “Step-Up Benefit” above.

Architect - 133944                                                                       K-3

MGWB Excess Withdrawal Amount Examples.  The following are examples of adjustments to the MGWB Withdrawal Account and the Maximum Annual Withdrawal Amount for Transfers and Withdrawals in Excess of the Maximum Annual Withdrawal Amount (“Excess Withdrawals Amount”):

Example #1: Owner has invested only in Covered Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made.  The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / $93,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)).  The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds.  The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #2: Owner has invested only in Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $120,000, and a withdrawal of $10,000 is made.  The effect of the withdrawal is calculated as follows:

The new CV is $90,000 ($100,000 - $10,000).

The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)).  The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds.  The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #3: Owner has invested in both Covered and Excluded Funds

Assume the Contract Value (CV) before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds.  Further assume that the Eligible Payment Amount (EPA) is $100,000, the Maximum Annual Withdrawal Amount (MAW) is $7,000, the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98  ($68,000 * (1 – $1,000 / $53,000).

Architect - 133944                                                                       K-4

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750  ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)).  The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds.  The MAW is then recalculated to be 7% of the new EPA, $6,774.19 ($96,774.19 * 7%).

Example #4: Owner transfers funds from Excluded Funds to Covered Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds.  Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Excluded Funds to Covered Funds.

The new CV for Covered Funds is $70,000 ($60,000 + $10,000), and the new CV for Excluded Funds is $30,000 ($40,000 - $10,000).

The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Excluded Funds to the CV in Excluded Funds (prior to the transfer) to $33,750 ($45,000 * (1 - $10,000 / $40,000)).

The Covered Withdrawal Account is increased by the lesser of the reduction of the Excluded Withdrawal Account of $11,250 ($45,000 - $33,750) and the actual amount transferred of $10,000.  Thus, the Covered Withdrawal Account is increased to $85,000 ($75,000 + $10,000).

Example #5: Owner transfers funds from Covered Funds to Excluded Funds

Assume the Contract Value (CV) before the transfer is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds.  Further assume that the MGWB Withdrawal Account allocated to Covered Funds (“Covered Withdrawal Account”) is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds (“Excluded Withdrawal Account”) is $45,000, and a transfer is made of $10,000 from Covered Funds to Excluded Funds.

The new CV for Covered Funds is $50,000 ($60,000 - $10,000), and the new CV for Excluded Funds is $50,000 ($40,000 + $10,000).

The Covered Withdrawal Account is reduced pro-rata based on the ratio of the amount transferred from Covered Funds to the CV in Covered Funds (prior to the transfer) to $62,500 ($75,000 * (1 - $10,000 / $60,000)).

The Excluded Withdrawal Account is increased by the reduction of the Covered Withdrawal Account of $12,500 ($75,000 - $62,500) to $57,500 ($45,000 + $12,500).

Architect - 133944                                                                       K-5

Appendix L

State Variations

This Appendix L contains important state specific variations for Contracts issued in Massachusetts, Washington and Oregon.  The prospectus and this Appendix L provide a general description of the Contract, so please see your Contract, any endorsements and riders for the details.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

1.       The Fixed Interest Division is not available.

2.       TSA loans are not available.

3.       The Waiver of Surrender Charge for Extended Medical Care or Terminal Illness is not available.

For Contracts issued in the State of Washington, the following provisions apply:

1.     The Fixed Account is not available.

2.     The Minimum Guaranteed Income Benefit (MGIB) Rider Charge, is only deducted from the subaccounts in which you are invested.  No deduction will be made from the Fixed Interest Division.

3.     The following describes the death benefit options for Contracts issued in the State of Washington on or before April 30, 2009.  Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below.  You do not elect the Base Death Benefit.  The Base Death Benefit is equal to the greater of:

1)       the contract value; and

2)       the cash surrender value.

The Standard Death Benefit equals the greatest of the Base Death Benefit, the floor, and the Standard Minimum Guaranteed Death Benefit.

The Standard Minimum Guaranteed Death Benefit equals the initial premium payment, increased by premium payments after issue, and reduced by a pro-rata adjustment for any withdrawal.

The floor for the Death Benefit is the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

Enhanced Death Benefit Options. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected.  For purposes of calculating the 5.5% Solution Enhanced Death Benefit and the Max 5.5 Enhanced Death Benefit, certain investment portfolios, and the Fixed Account are designated as “Special Funds.”

The following investment options are designated as Special Funds: the Voya Liquid Assets Portfolio and the Fixed Interest Division.

The ProFunds VP Rising Rates Opportunity Portfolio is also a Special Fund, but closed to new allocations effective April 30, 2007.  For Contracts issued prior to September 2, 2003, however, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

The Voya Limited Maturity Bond Portfolio is a Special Fund, but closed to new allocations effective March 12, 2 004.

For Contracts issued on or after May 1, 2003, but prior to August 21, 2006, the Voya Intermediate Bond Portfolio is designated as a Special Fund.  As of July 11, 2014 the Voya Intermediate Bond Portfolio has been re-designated as a Covered Fund for all current and future investments.

Architect - 133944                                                                        L-1

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio.  Selecting a Special Fund may limit or reduce the 5.5% Max Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value.  The reduced mortality and expense risk charge will be applicable only during that period.

The 5.5% Solution is not available as a standalone death benefit, but the calculation is used to determine the Max 5.5 Enhanced Death Benefit

The 5.5% Solution Enhanced Death Benefit equals the greatest of:

1)       the Standard Death Benefit;

2)       the floor; and

3)       the sum of the contract value allocated to Special Funds and the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

For Contract issued on or after April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals premiums, adjusted for withdrawals and transfers, accumulated at 5.5% until the attainment of age 80 and thereafter at 0%, subject to a floor as described below.  For Contracts issued before April 11, 2000, the 5.5% Solution Minimum Guaranteed Death Benefit allows for accumulation to continue beyond age 80, subject to the cap.  Please see your contract for details regarding the terms of your death benefit.

Withdrawals of up to 5.5% per year of cumulative premiums are referred to as special withdrawals.  Special withdrawals reduce the 5.5% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn.  For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 5.5% Solution Minimum Guaranteed Death Benefit is made.  The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal.  The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis.  The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds will equal the lesser of the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit in Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the 5.5% Solution Minimum Guaranteed Death Benefit in Non-Special Funds on a pro-rata basis.  The resulting increase in the 5.5% Solution Minimum Guaranteed Death Benefit for Special Funds will equal the reduction in the 5.5% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The floor for the 5.5 % Solution Enhanced Death Benefit is determined by the same calculations described above for the 5.5% Solution Minimum Guaranteed Death Benefit except as follows:  If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer.  Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds.  Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 5.5% annual effective rate as described above, subject to the age limit described above.  Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds.  Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above.  Your death benefit will be the greater of the floor and the death benefit determined as described above.

The Annual Ratchet Enhanced Death Benefit equals the greater of:

1)       the Standard Death Benefit; and

2)       the Annual Ratchet Minimum Guaranteed Death Benefit.

Architect - 133944                                                                        L-2

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

1)    the initial premium payment;

2)    increased dollar for dollar by any premium added after issue;

3)    adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit from the prior anniversary (adjusted for new premiums and partial withdrawals) and the current contract value.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn.  The amount of the pro-rata adjustment for withdrawals will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value before withdrawal.

The Max 5.5 Enhanced Death Benefit equals the greater of the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.  Under this death benefit option, the 5.5% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note:      In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted.  The enhanced death benefits may not be available in all states.

Death Benefit for Excluded Funds

We will be designating certain investment portfolios as “Excluded Funds.”  Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided.  We may add new portfolios as Excluded Funds.  We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you.  Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification.  Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation.  Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds.  The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis.  Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred.  With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis.  The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

4.     The charges, fees and expenses are as described in the prospectus for the applicable variable annuity contract with the exception of the mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit.  The mortality and expense risk charges for the Max 5.5 Enhanced Death Benefit elected is 2.1%.

For Contracts issued in the State of Oregon:

1.       The Fixed Account is not available.

2.       The premium credit rider is not available.

3.       No subsequent premium payments may be made to the Contract after the 5th contract anniversary.

4.       Unless we consent, the annuity start date must be at least 10 years from the contract date but before the month immediately following the annuitant’s 95th birthday.

5.       A surrender charge will not be deducted when you surrender the Contract on the annuity start date

.

Architect - 133944                                                                        L-3

APPENDIX M

Accepted Funds and Fixed Allocation Funds for Living Benefit Riders

Accepted Funds.  Currently, the Accepted Funds are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Global Perspectives Portfolio	Voya Retirement Moderate Growth Portfolio
Voya Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio
Voya Retirement Growth Portfolio	Fixed Interest Allocation

For MGIB, Voya LifePay, Voya Joint LifePay, Voya LifePay Plus and Voya Joint LifePay Plus riders purchased before January 12, 2009; the following are additional Accepted Funds:

Voya Global Value Advantage Portfolio
VY® Franklin Templeton Founding Strategy Portfolio

Currently, the Accepted Funds for the Income Optimizer are:

BlackRock Global Allocation V.I. Fund	Voya Retirement Moderate Portfolio
Voya Liquid Assets Portfolio	VY® Invesco Equity and Income Portfolio
Voya Retirement Conservative Portfolio	Fixed Interest Allocation
Voya Retirement Moderate Growth Portfolio

Fixed Allocation Funds.  Currently, the Fixed Allocation Funds are:

Voya Intermediate Bond Portfolio
Voya U.S. Bond Index Portfolio
VY® BlackRock Inflation Protected Bond Portfolio

Architect - 133944                                                                       M-1

PART B
Statement of Additional Information

VOYA ARCHITECT VARIABLE ANNUITY

Deferred Combination Variable and Fixed Annuity Contract

Issued by

SEPARATE ACCOUNT B

of

VOYA INSURANCE AND ANNUITY COMPANY

This Statement of Additional Information is not a prospectus.  The information contained herein should be read in conjunction with the Prospectus for the Voya Insurance and Annuity Company Deferred Variable Annuity Contract, which is referred to herein.  The Prospectus sets forth information that a prospective investor ought to know before investing.  For a copy of the Prospectus, send a written request to Voya Insurance and Annuity Company, Customer Service, P.O. Box 9271 Des Moines, Iowa  50306-9271 or telephone 1-800-366-0066, or access the SEC’s website (http://www.sec.gov).

DATE OF PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION:

May 1, 2015

Item                                                                                                                                       Page

Condensed Financial Information (Accumulation Unit Values)............................................      CFI-1

Financial Statements of Separate Account B of Voya Insurance and Annuity Company......       S-1

Financial Statements of Voya Insurance and Annuity Company...........................................     C-1

                                                                        i

Introduction

This Statement of Additional Information provides background information regarding Separate Account B.

Description of Voya Insurance and Annuity Company

We are an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota.  Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company.  Prior to January 1, 2004, we were known as Golden American Life Insurance Company.  We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia.  Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract.  The obligations under the Contract are solely the responsibility of Voya Insurance and Annuity Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya.  Voya also indirectly owns Voya Investments, LLC and Voya Investment Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Separate Account B of Voya Insurance and Annuity Company

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended.  Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts.  Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract.  The availability of the funds is subject to applicable regulatory authorization.  Not all funds are available in all jurisdictions or under all contracts.

Safekeeping of Assets

Voya Insurance and Annuity Company acts as its own custodian for Separate Account B.

                                                                       1

Experts

The statements of assets and liabilities of Separate Account B as of December 31, 2014, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the financial statements of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in the Statement of Additional Information, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA 30308.

Distribution of Contracts

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous.  Directed Services LLC, an affiliate of Voya Insurance and Annuity Company, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the “variable insurance products”) issued by Voya Insurance and Annuity Company.  The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with Directed Services LLC.  For the years ended 2014, 2013 and 2012 commissions paid by Voya Insurance and Annuity Company, including amounts paid by its affiliated Companies, ReliaStar Life Insurance Company of New York and Voya Retirement Insurance and Annuity Company, to Directed Services LLC aggregated $244,889,657, $242,125,652, and $225,489,553, respectively.  All commissions received by the distributor were passed through to the broker-dealers who sold the contracts.  Directed Services LLC is located at One Orange Way, Windsor, CT 06095.

Under a management services agreement, last amended in 1995, Voya Insurance and Annuity Company provides to Directed Services LLC certain of its personnel to perform management, administrative and clerical services and the use of certain facilities.  Voya Insurance and Annuity Company charges Directed Services LLC for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by Voya Insurance and Annuity Company’s employees on behalf of Directed Services LLC.  In the opinion of management, this method of cost allocation is reasonable.  However effective January 1, 2010, this management services agreement was changed to an arms-length pricing agreement, whereas Voya Insurance and Annuity Company now receives a monthly fee from Directed Services LLC based on annual contractual rates by fund.  This fee, calculated as a percentage of average assets in the variable separate accounts, was $139,918,729, $147,389,859 and $141,124,215 for the years ended 2014, 2013 and 2012, respectively.

Published Ratings

From time to time, the rating of Voya Insurance and Annuity Company as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners.  Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings.  These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry.  Best’s ratings range from A+ + to F.  An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

                                                                       2

Accumulation Unit Value

The calculation of the Accumulation Unit Value (“AUV”) is discussed in the prospectus and below.  Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience.  The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples).  Note that the examples below do not reflect the mortality and expense risk charge for this product and are for illustration purposes only.  Complete AUV information for the AUVs calculated for this Contract is available in this SAI.

ILLUSTRATION OF CALCULATION OF AUV

EXAMPLE 1.

1. AUV, beginning of period                                                               $10.00

2. Value of securities, beginning of period                                           $10.00

3. Change in value of securities                                                          $0.10

4. Gross investment return (3) divided by (2)                                       0.01

5. Less daily mortality and expense charge                                         0.00004280

6. Less asset based administrative charge                                          0.00000411

7. Net investment return (4) minus (5) minus (6)                                 0.009953092

8. Net investment factor (1.000000) plus (7)                                      1.009953092

9. AUV, end of period (1) multiplied by (8)                                        $10.09953092

ILLUSTRATION OF PURCHASE OF UNITS (ASSUMING NO STATE PREMIUM TAX)

EXAMPLE 2.

1. Initial premium payment                                                                  $1,000

2. AUV on effective date of purchase (see Example 1)                        $10.00

3. Number of units purchased (1) divided by (2)                                   100

4. AUV for valuation date following purchase (see Example 1)             $10.09953092

5. Contract Value in account for valuation date following purchase

 (3) multiplied by (4)                                                                           $1,009.95

Performance Information

From time to time, we may advertise or include in reports to contract owner’s performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance.  Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Voya Liquid Assets Portfolio subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period.  Information on standard total average annual return performance will include average annual rates of total return for 1-, 5- and 10-year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio.  We may show other total returns for periods of less than one year.  We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges.  We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period.  Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges.  In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract.  Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B.  This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

                                                                       3

Current yield for the Voya Liquid Assets Portfolio subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks).  We calculate “effective yield” for the Voya Liquid Assets Portfolio subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested.  The “effective yield” will thus be slightly higher than the “yield” because of the compounding effect of earnings.  We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider.  You should be aware that there is no guarantee that the Voya Liquid Assets Portfolio subaccount will have a positive or level return.

We may compare performance information for a subaccount to:  (i) the Standard & Poor’s 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract.  Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions.  Please keep in mind that past performance is not a guarantee of future results.

Other Information

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information.  Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information.  Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                                                                       4

CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2014, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Separate Account B available under the Contract for the indicated periods. This information is current through December 31, 2014, including portfolio names. Portfolio name changes after December 31, 2014 are not reflected in the following information.

	Separate Account Annual Charges of 1.15%

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.16	$10.75	$9.89	$10.39	$9.57	$8.01	$10.12
Value at end of period	$12.25	$12.16	$10.75	$9.89	$10.39	$9.57	$8.01
Number of accumulation units outstanding at end of period	4,643,007	4,979,983	5,146,006	5,394,599	5,623,571	4,790,071	1,838,878
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.76	$10.10	$8.73	$8.77	$7.72	$6.01	$9.83
Value at end of period	$13.68	$12.76	$10.10	$8.73	$8.77	$7.72	$6.01
Number of accumulation units outstanding at end of period	15,472	15,509	15,319	16,103	16,293	16,501	16,735
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$10.77	$8.68	$7.21	$8.82	$9.82	$9.74
Value at end of period	$9.62	$10.77	$8.68	$7.21	$8.82	$9.82
Number of accumulation units outstanding at end of period	19,386	8,838	5,978	5,777	6,373	1,796
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$14.02	$11.93	$10.47	$11.05	$10.27	$10.42
Value at end of period	$12.91	$14.02	$11.93	$10.47	$11.05	$10.27
Number of accumulation units outstanding at end of period	4,304	1,523	203	205	163	165
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.59
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	520,588
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.51	$8.50	$8.88	$10.03
Value at end of period	$8.26	$9.51	$8.50	$8.88
Number of accumulation units outstanding at end of period	58,756	57,175	67,137	45,102
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.48	$8.44	$8.79	$9.79	$8.14	$5.99	$9.29
Value at end of period	$8.27	$9.48	$8.44	$8.79	$9.79	$8.14	$5.99
Number of accumulation units outstanding at end of period	396,162	382,752	414,896	430,844	447,190	498,507	423,033
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.95	$8.85	$7.78	$8.19	$7.83	$6.09	$9.79
Value at end of period	$10.31	$9.95	$8.85	$7.78	$8.19	$7.83	$6.09
Number of accumulation units outstanding at end of period	432,915	462,940	536,345	575,043	608,102	608,141	369,199

Architect

CFI 1

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.05	$10.92	$9.59	$9.99
Value at end of period	$15.30	$14.05	$10.92	$9.59
Number of accumulation units outstanding at end of period	2,155,682	2,454,304	2,680,940	2,914,636
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$13.70	$10.64	$9.32	$9.47	$8.42	$6.55	$9.68
Value at end of period	$14.96	$13.70	$10.64	$9.32	$9.47	$8.42	$6.55
Number of accumulation units outstanding at end of period	147,417	155,896	172,651	189,410	24,113	20,312	9,482
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.50	$14.12	$11.13	$13.80	$12.99	$11.07
Value at end of period	$14.82	$14.50	$14.12	$11.13	$13.80	$12.99
Number of accumulation units outstanding at end of period	20,104	24,510	24,832	27,864	39,963	18,363
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.59	$14.93	$13.24	$12.83	$11.36	$7.69	$10.00
Value at end of period	$15.59	$15.59	$14.93	$13.24	$12.83	$11.36	$7.69
Number of accumulation units outstanding at end of period	114,981	115,429	132,715	100,477	83,314	15,893	17,933
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.00	$9.91	$8.79	$8.92	$7.94	$6.53	$8.99
Value at end of period	$14.59	$13.00	$9.91	$8.79	$8.92	$7.94	$6.53
Number of accumulation units outstanding at end of period	2,609	2,794	3,144	3,315	3,204	3,531	3,495
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.46	$11.65	$10.04	$10.30	$8.57	$6.60	$9.91
Value at end of period	$16.71	$15.46	$11.65	$10.04	$10.30	$8.57	$6.60
Number of accumulation units outstanding at end of period	2,770	2,844	5,495	7,061	7,008	11,263	16,369
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.14	$11.48	$10.35	$10.58	$8.74	$7.10	$10.22
Value at end of period	$16.79	$16.14	$11.48	$10.35	$10.58	$8.74	$7.10
Number of accumulation units outstanding at end of period	44,336	45,014	47,494	48,372	50,956	51,778	52,285
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.97	$12.15	$11.27	$10.63	$9.82	$8.92	$10.08
Value at end of period	$12.60	$11.97	$12.15	$11.27	$10.63	$9.82	$8.92
Number of accumulation units outstanding at end of period	7,651,154	1,564,584	1,501,842	1,486,254	1,482,306	1,215,550	721,577
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.49
Value at end of period	$9.72
Number of accumulation units outstanding at end of period	1,891,581
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$9.89	$8.26	$7.05	$8.15	$7.66	$6.08	$10.43
Value at end of period	$9.17	$9.89	$8.26	$7.05	$8.15	$7.66	$6.08
Number of accumulation units outstanding at end of period	148,446	157,598	157,189	152,108	162,647	145,256	31,009

Architect

CFI 2

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.40	$10.05	$9.45	$11.08	$9.87	$10.00
Value at end of period	$11.59	$12.40	$10.05	$9.45	$11.08	$9.87
Number of accumulation units outstanding at end of period	5,690	5,476	4,188	5,765	6,176	172
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.31	$10.34	$9.66
Value at end of period	$14.88	$13.31	$10.34
Number of accumulation units outstanding at end of period	2,762,635	3,004,829	3,288,925
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$20.48	$15.86	$13.62	$13.47	$11.93	$8.47	$8.15
Value at end of period	$22.95	$20.48	$15.86	$13.62	$13.47	$11.93	$8.47
Number of accumulation units outstanding at end of period	775,547	496,511	83,824	100,323	47,231	24,665	245
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2011)
Value at beginning of period	$14.71	$11.39	$10.08	$10.62
Value at end of period	$15.96	$14.71	$11.39	$10.08
Number of accumulation units outstanding at end of period	346,664	98,368	22,727	31,775
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.59	$9.70	$9.81	$9.92	$10.03	$10.12	$10.02
Value at end of period	$9.48	$9.59	$9.70	$9.81	$9.92	$10.03	$10.12
Number of accumulation units outstanding at end of period	383,451	543,897	738,860	953,252	1,147,449	2,476,616	3,493,552
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.70	$12.83	$11.40	$11.62	$9.04	$6.49	$10.42
Value at end of period	$17.92	$16.70	$12.83	$11.40	$11.62	$9.04	$6.49
Number of accumulation units outstanding at end of period	189,846	212,168	90,949	108,234	84,744	59,341	29,829
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.73	$9.88	$9.06	$9.61	$8.39	$6.83	$10.20
Value at end of period	$14.47	$12.73	$9.88	$9.06	$9.61	$8.39	$6.83
Number of accumulation units outstanding at end of period	30,668	32,008	28,260	42,802	39,739	24,454	24,454
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.15	$9.84	$9.22	$8.87	$8.32	$8.25
Value at end of period	$10.62	$10.15	$9.84	$9.22	$8.87	$8.32
Number of accumulation units outstanding at end of period	1,728,396	2,183,130	2,627,429	2,407,599	2,189,015	1,740,779
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.23	$11.28	$10.10	$10.35	$9.38	$9.22
Value at end of period	$13.78	$13.23	$11.28	$10.10	$10.35	$9.38
Number of accumulation units outstanding at end of period	8,049,424	8,337,100	8,617,827	8,887,788	9,009,691	8,481,818
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.20	$11.54	$10.46	$10.57	$9.64	$9.50
Value at end of period	$13.79	$13.20	$11.54	$10.46	$10.57	$9.64
Number of accumulation units outstanding at end of period	8,698,274	8,789,048	9,163,307	9,904,728	10,071,931	9,605,015

Architect

CFI 3

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.78	$11.75	$10.79	$10.68	$9.87	$9.75
Value at end of period	$13.30	$12.78	$11.75	$10.79	$10.68	$9.87
Number of accumulation units outstanding at end of period	6,753,324	7,053,322	7,445,674	7,788,996	8,044,823	7,871,001
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.35	$16.40	$14.52	$14.13	$12.71	$10.85
Value at end of period	$23.79	$21.35	$16.40	$14.52	$14.13	$12.71
Number of accumulation units outstanding at end of period	25,040	23,390	15,498	14,292	13,185	10,132
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.62	$10.45	$9.17	$9.09	$8.21	$6.72	$10.09
Value at end of period	$15.16	$13.62	$10.45	$9.17	$9.09	$8.21	$6.72
Number of accumulation units outstanding at end of period	268,880	261,268	330,333	246,593	284,088	274,732	60,191
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$20.39	$15.69	$13.69	$13.77	$12.53	$12.64
Value at end of period	$22.61	$20.39	$15.69	$13.69	$13.77	$12.53
Number of accumulation units outstanding at end of period	20,100	17,698	15,740	18,421	18,106	1,829
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$23.84	$17.88	$15.66	$16.20	$13.02	$10.43
Value at end of period	$26.18	$23.84	$17.88	$15.66	$16.20	$13.02
Number of accumulation units outstanding at end of period	66,696	79,463	73,340	82,370	97,479	75,520
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.48	$11.69	$10.14	$10.47	$8.48	$6.14	$10.21
Value at end of period	$17.20	$15.48	$11.69	$10.14	$10.47	$8.48	$6.14
Number of accumulation units outstanding at end of period	273,270	269,219	276,039	277,012	269,776	251,223	104,249
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.13	$11.79	$10.30	$10.87	$8.72	$6.98	$10.03
Value at end of period	$16.69	$16.13	$11.79	$10.30	$10.87	$8.72	$6.98
Number of accumulation units outstanding at end of period	405,898	433,637	458,594	479,289	494,818	482,010	202,231
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.29	$12.00	$10.62	$11.04	$9.01	$7.16	$10.26
Value at end of period	$17.11	$16.29	$12.00	$10.62	$11.04	$9.01	$7.16
Number of accumulation units outstanding at end of period	92,129	96,939	112,878	127,307	130,750	110,390	66,240
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.61	$12.08	$11.80	$11.16	$10.66	$10.22	$10.06
Value at end of period	$12.11	$11.61	$12.08	$11.80	$11.16	$10.66	$10.22
Number of accumulation units outstanding at end of period	741,679	651,923	676,040	699,933	689,110	643,851	283,883
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$17.10	$12.46	$10.54	$10.43	$8.34	$6.24	$9.75
Value at end of period	$17.64	$17.10	$12.46	$10.54	$10.43	$8.34	$6.24
Number of accumulation units outstanding at end of period	287,839	292,395	319,077	317,632	368,534	342,130	209,093

Architect

CFI 4

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.62	$12.88	$12.25	$11.06	$10.61	$9.97
Value at end of period	$11.78	$11.62	$12.88	$12.25	$11.06	$10.61
Number of accumulation units outstanding at end of period	347,009	528,015	552,496	591,793	449,421	217,843
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.30	$11.02	$8.88	$9.48	$8.27	$6.27	$10.48
Value at end of period	$12.72	$11.30	$11.02	$8.88	$9.48	$8.27	$6.27
Number of accumulation units outstanding at end of period	160,210	171,921	181,822	201,458	219,671	238,945	162,640
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.29	$14.17	$12.40	$11.46	$9.06	$6.74	$11.04
Value at end of period	$18.35	$14.29	$14.17	$12.40	$11.46	$9.06	$6.74
Number of accumulation units outstanding at end of period	8,508	9,006	10,105	10,764	11,052	12,025	12,574
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.74	$9.56	$8.62	$9.14	$8.26	$6.35	$10.11
Value at end of period	$14.20	$12.74	$9.56	$8.62	$9.14	$8.26	$6.35
Number of accumulation units outstanding at end of period	333,059	385,361	427,988	477,083	582,365	511,757	273,991
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$16.28	$11.76	$10.42	$10.83	$8.75	$7.10	$10.04
Value at end of period	$16.79	$16.28	$11.76	$10.42	$10.83	$8.75	$7.10
Number of accumulation units outstanding at end of period	83,467	84,328	110,607	123,084	142,474	148,750	113,209
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$11.52	$9.34	$8.00	$8.91	$7.22	$6.00	$9.67
Value at end of period	$11.54	$11.52	$9.34	$8.00	$8.91	$7.22	$6.00
Number of accumulation units outstanding at end of period	461,479	503,541	594,384	756,956	1,001,990	1,034,861	779,604
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$14.76	$10.97	$9.69	$11.00	$8.67	$6.30	$9.65
Value at end of period	$15.46	$14.76	$10.97	$9.69	$11.00	$8.67	$6.30
Number of accumulation units outstanding at end of period	633,544	644,456	721,773	756,162	757,964	789,861	498,366
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.29	$11.73	$10.54	$10.40	$9.31	$7.13	$9.98
Value at end of period	$13.80	$13.29	$11.73	$10.54	$10.40	$9.31	$7.13
Number of accumulation units outstanding at end of period	855,246	894,810	939,482	932,258	907,465	751,209	441,746
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.35	$9.79	$8.72	$8.89	$8.06	$6.45	$9.86
Value at end of period	$13.13	$12.35	$9.79	$8.72	$8.89	$8.06	$6.45
Number of accumulation units outstanding at end of period	327,786	335,023	367,884	421,895	466,391	409,657	247,683
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.73	$10.38	$9.06	$9.28	$8.48	$6.58	$9.70
Value at end of period	$12.98	$12.73	$10.38	$9.06	$9.28	$8.48	$6.58
Number of accumulation units outstanding at end of period	3,133,039	3,145,672	3,304,003	3,585,555	3,814,055	4,168,994	4,025,070

Architect

CFI 5

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.36	$10.76	$9.17	$9.48	$8.33	$6.55	$9.93
Value at end of period	$15.49	$14.36	$10.76	$9.17	$9.48	$8.33	$6.55
Number of accumulation units outstanding at end of period	206,654	158,600	139,727	146,146	150,932	136,837	80,652
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.73	$11.14	$10.02	$10.27	$9.28	$7.67	$9.72
Value at end of period	$14.75	$13.73	$11.14	$10.02	$10.27	$9.28	$7.67
Number of accumulation units outstanding at end of period	646,051	219,938	158,863	177,751	156,537	135,519	95,228
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.25
Value at end of period	$10.96
Number of accumulation units outstanding at end of period	2,692,316
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$13.58	$10.26	$9.06	$9.37	$8.42	$6.88	$9.51
Value at end of period	$14.78	$13.58	$10.26	$9.06	$9.37	$8.42	$6.88
Number of accumulation units outstanding at end of period	122,922	121,390	141,906	151,564	138,296	108,809	78,836
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$8.87	$9.52	$8.08	$10.00	$8.41	$4.96	$9.19
Value at end of period	$8.85	$8.87	$9.52	$8.08	$10.00	$8.41	$4.96
Number of accumulation units outstanding at end of period	547,849	565,528	573,306	550,187	533,362	604,383	488,288
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.22	$12.48	$10.52	$10.45	$8.60	$6.92	$10.44
Value at end of period	$18.44	$16.22	$12.48	$10.52	$10.45	$8.60	$6.92
Number of accumulation units outstanding at end of period	207,000	225,601	211,195	219,916	213,380	200,210	95,958
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$18.61	$13.55	$11.55	$11.84	$9.45	$7.51	$9.95
Value at end of period	$19.93	$18.61	$13.55	$11.55	$11.84	$9.45	$7.51
Number of accumulation units outstanding at end of period	154,653	154,925	132,773	120,692	82,208	50,844	24,709
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.02	$12.73	$11.12	$10.31	$9.16	$7.19	$9.57
Value at end of period	$15.48	$15.02	$12.73	$11.12	$10.31	$9.16	$7.19
Number of accumulation units outstanding at end of period	612,482	459,016	455,590	445,024	449,043	366,477	88,607
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.28	$10.59	$8.83	$9.75	$8.52	$6.19	$9.27
Value at end of period	$13.41	$13.28	$10.59	$8.83	$9.75	$8.52	$6.19
Number of accumulation units outstanding at end of period	119,570	106,530	138,404	141,436	143,559	167,944	214,609
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$15.29	$12.66	$11.19	$11.00	$9.76	$7.41	$10.04
Value at end of period	$16.95	$15.29	$12.66	$11.19	$11.00	$9.76	$7.41
Number of accumulation units outstanding at end of period	2,114,804	2,045,357	2,112,702	2,069,695	2,095,671	1,839,310	1,155,828

Architect

CFI 6

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.66	$10.65	$9.19	$9.38	$8.26	$6.68	$9.27
Value at end of period	$14.51	$13.66	$10.65	$9.19	$9.38	$8.26	$6.68
Number of accumulation units outstanding at end of period	863,393	618,738	639,927	621,098	552,175	476,075	280,187
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$15.33	$11.16	$9.52	$9.76	$8.47	$6.01	$8.94
Value at end of period	$16.43	$15.33	$11.16	$9.52	$9.76	$8.47	$6.01
Number of accumulation units outstanding at end of period	263,192	200,340	226,914	100,096	101,874	68,298	19,159
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.30	$8.23	$7.01	$8.09	$7.20	$5.29	$9.38
Value at end of period	$9.09	$9.30	$8.23	$7.01	$8.09	$7.20	$5.29
Number of accumulation units outstanding at end of period	196,818	180,471	169,420	183,694	173,358	188,261	204,225
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.16	$8.57	$7.31	$8.42	$7.84	$6.02	$9.29
Value at end of period	$9.35	$10.16	$8.57	$7.31	$8.42	$7.84	$6.02
Number of accumulation units outstanding at end of period	614,520	659,764	692,518	277,776	317,207	247,824	133,228
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.50	$9.68	$8.05	$8.63	$8.10	$6.20	$9.40
Value at end of period	$12.02	$12.50	$9.68	$8.05	$8.63	$8.10	$6.20
Number of accumulation units outstanding at end of period	268,013	476,765	508,158	574,989	591,741	560,837	384,129

	Separate Account Annual Charges of 1.25%

	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during July 2008)
Value at beginning of period	$12.09	$10.70	$9.86	$10.36	$9.55	$8.00	$9.58
Value at end of period	$12.17	$12.09	$10.70	$9.86	$10.36	$9.55	$8.00
Number of accumulation units outstanding at end of period	97,304	93,208	126,796	133,680	109,103	45,478	19,888
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.30	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67	$11.55
Value at end of period	$17.46	$16.30	$12.91	$11.17	$11.24	$9.90	$7.72	$13.67	$13.67
Number of accumulation units outstanding at end of period	40,850	59,228	76,177	100,918	108,181	121,118	138,149	155,665	117,442
PROFUND VP BULL
(Funds were first received in this option during September 2012)
Value at beginning of period	$12.40	$9.68	$9.94
Value at end of period	$13.65	$12.40	$9.68
Number of accumulation units outstanding at end of period	0	2,752	2,766
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during September 2006)
Value at beginning of period	$3.30	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16	$7.50
Value at end of period	$2.28	$3.30	$2.87	$3.13	$5.06	$6.11	$4.68	$7.64	$8.16
Number of accumulation units outstanding at end of period	2,622	5,755	12,632	8,180	6,149	6,889	7,279	11,240	23,153

Architect

CFI 7

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$10.72	$8.66	$7.19	$8.81	$9.81	$9.99
Value at end of period	$9.57	$10.72	$8.66	$7.19	$8.81	$9.81
Number of accumulation units outstanding at end of period	4,301	4,739	2,551	934	0	1,284
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.96	$11.89	$10.45	$11.04	$10.27	$10.28
Value at end of period	$12.84	$13.96	$11.89	$10.45	$11.04	$10.27
Number of accumulation units outstanding at end of period	1,324	1,324	0	71	0	498
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.58
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	18,854
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.48	$8.48	$8.87	$9.96
Value at end of period	$8.23	$9.48	$8.48	$8.87
Number of accumulation units outstanding at end of period	326,936	21,032	32,077	55,591
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$44.65	$39.80	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98	$30.84
Value at end of period	$38.89	$44.65	$39.80	$41.49	$46.24	$38.50	$28.35	$48.66	$36.98
Number of accumulation units outstanding at end of period	22,156	26,901	32,711	40,916	51,265	63,970	65,053	65,346	51,318
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.89	$8.81	$7.75	$8.16	$7.81	$6.09	$9.68
Value at end of period	$10.24	$9.89	$8.81	$7.75	$8.16	$7.81	$6.09
Number of accumulation units outstanding at end of period	22,124	19,880	29,742	44,878	31,323	44,930	24,117
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.01	$10.90	$9.58	$9.99
Value at end of period	$15.24	$14.01	$10.90	$9.58
Number of accumulation units outstanding at end of period	523,130	624,045	777,920	1,026,100
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$12.72	$9.89	$8.67	$8.82	$7.85	$6.11	$9.51
Value at end of period	$13.88	$12.72	$9.89	$8.67	$8.82	$7.85	$6.11
Number of accumulation units outstanding at end of period	149,992	189,762	203,583	242,256	166,429	179,700	58,152
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.43	$14.07	$11.10	$13.78	$12.98	$10.86
Value at end of period	$14.74	$14.43	$14.07	$11.10	$13.78	$12.98
Number of accumulation units outstanding at end of period	4,719	5,457	7,064	8,328	28,020	9,425
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$18.81	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01	$11.16
Value at end of period	$18.79	$18.81	$18.03	$16.01	$15.53	$13.76	$9.33	$12.20	$12.01
Number of accumulation units outstanding at end of period	150,407	154,674	178,151	201,810	181,198	184,808	235,758	322,944	335,972

Architect

CFI 8

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.56	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50	$10.19
Value at end of period	$16.33	$14.56	$11.12	$9.87	$10.02	$8.93	$7.35	$11.90	$11.50
Number of accumulation units outstanding at end of period	25,471	32,381	41,733	65,532	49,367	76,821	81,989	98,148	93,835
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$22.32	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98	$13.90
Value at end of period	$24.09	$22.32	$16.84	$14.53	$14.92	$12.43	$9.57	$15.57	$14.98
Number of accumulation units outstanding at end of period	29,348	38,751	50,984	82,774	81,101	94,168	115,067	136,812	138,286
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$21.62	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80	$14.10
Value at end of period	$22.47	$21.62	$15.39	$13.89	$14.21	$11.75	$9.55	$14.58	$15.80
Number of accumulation units outstanding at end of period	16,326	24,379	33,413	57,544	60,478	72,831	78,223	103,530	106,404
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.08	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00	$11.71
Value at end of period	$15.86	$15.08	$15.33	$14.23	$13.43	$12.42	$11.30	$12.53	$12.00
Number of accumulation units outstanding at end of period	769,986	285,265	337,270	339,798	374,616	399,908	410,808	463,707	195,604
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.19
Value at end of period	$9.71
Number of accumulation units outstanding at end of period	367,345
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$9.83	$8.22	$7.02	$8.12	$7.64	$7.05
Value at end of period	$9.11	$9.83	$8.22	$7.02	$8.12	$7.64
Number of accumulation units outstanding at end of period	10,241	13,923	17,070	28,671	27,888	35,562
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2010)
Value at beginning of period	$12.35	$10.02	$9.43	$11.07	$9.76
Value at end of period	$11.53	$12.35	$10.02	$9.43	$11.07
Number of accumulation units outstanding at end of period	17,545	1,907	181	261	186
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2012)
Value at beginning of period	$13.29	$10.33	$9.69
Value at end of period	$14.84	$13.29	$10.33
Number of accumulation units outstanding at end of period	612,144	740,168	910,276
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$21.31	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24	$10.78
Value at end of period	$23.86	$21.31	$16.52	$14.20	$14.07	$12.47	$8.86	$12.39	$11.24
Number of accumulation units outstanding at end of period	326,475	252,105	44,021	43,272	19,306	8,260	2,608	2,616	3,963
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.67	$11.37	$10.07	$10.05
Value at end of period	$15.89	$14.67	$11.37	$10.07
Number of accumulation units outstanding at end of period	225,827	148,442	28,371	31,803

Architect

CFI 9

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.63	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83	$16.29
Value at end of period	$16.43	$16.63	$16.84	$17.06	$17.26	$17.48	$17.65	$17.45	$16.83
Number of accumulation units outstanding at end of period	311,863	432,212	432,333	495,767	654,563	823,111	1,075,453	1,041,103	930,466
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.06	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74	$8.22
Value at end of period	$18.29	$17.06	$13.12	$11.66	$11.90	$9.27	$6.66	$10.83	$8.74
Number of accumulation units outstanding at end of period	102,361	125,091	93,137	115,862	130,284	164,493	183,121	86	101
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.70	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67	$10.99
Value at end of period	$17.83	$15.70	$12.20	$11.21	$11.89	$10.39	$8.48	$13.15	$12.67
Number of accumulation units outstanding at end of period	11,994	13,812	19,695	37,100	39,556	37,919	38,598	43,128	41,720
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.11	$9.81	$9.20	$8.86	$8.32	$8.25
Value at end of period	$10.57	$10.11	$9.81	$9.20	$8.86	$8.32
Number of accumulation units outstanding at end of period	220,567	225,905	267,335	218,623	313,416	177,020
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.18	$11.25	$10.08	$10.33	$9.38	$9.22
Value at end of period	$13.71	$13.18	$11.25	$10.08	$10.33	$9.38
Number of accumulation units outstanding at end of period	1,043,824	1,371,454	1,572,082	1,712,415	2,198,626	2,496,597
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.15	$11.50	$10.44	$10.56	$9.63	$9.50
Value at end of period	$13.72	$13.15	$11.50	$10.44	$10.56	$9.63
Number of accumulation units outstanding at end of period	1,458,338	1,728,534	2,081,342	2,214,578	2,602,054	2,859,154
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.73	$11.71	$10.76	$10.67	$9.86	$9.75
Value at end of period	$13.23	$12.73	$11.71	$10.76	$10.67	$9.86
Number of accumulation units outstanding at end of period	881,829	1,029,267	1,267,525	1,378,837	1,436,677	1,531,154
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.24	$16.34	$14.48	$14.11	$12.70	$10.85	$10.31
Value at end of period	$23.66	$21.24	$16.34	$14.48	$14.11	$12.70	$6.72
Number of accumulation units outstanding at end of period	37,476	46,337	44,068	43,898	28,032	31,979	126,808
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.54	$10.40	$9.14	$9.06	$8.19	$6.72	$10.31
Value at end of period	$15.05	$13.54	$10.40	$9.14	$9.06	$8.19	$6.72
Number of accumulation units outstanding at end of period	113,941	213,344	194,260	236,511	231,934	404,145	126,808
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$20.29	$15.63	$13.65	$13.75	$12.53	$10.80	$10.31
Value at end of period	$22.48	$20.29	$15.63	$13.65	$13.75	$12.53	$6.72
Number of accumulation units outstanding at end of period	26,209	30,825	47,196	54,039	57,219	56,116	126,808

Architect

CFI 10

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$23.73	$17.81	$15.62	$16.17	$13.01	$10.83	$10.49
Value at end of period	$26.03	$23.73	$17.81	$15.62	$16.17	$13.01	$6.14
Number of accumulation units outstanding at end of period	34,340	45,034	53,479	59,173	80,860	97,790	15,576
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.39	$11.64	$10.10	$10.44	$8.47	$6.14	$10.49
Value at end of period	$17.09	$15.39	$11.64	$10.10	$10.44	$8.47	$6.14
Number of accumulation units outstanding at end of period	23,563	90,428	44,333	49,569	19,620	13,324	15,576
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.04	$11.73	$10.26	$10.84	$8.71	$6.98	$10.21
Value at end of period	$16.57	$16.04	$11.73	$10.26	$10.84	$8.71	$6.98
Number of accumulation units outstanding at end of period	25,112	106,649	31,564	43,607	48,577	40,797	49,477
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.92	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20	$7.39
Value at end of period	$15.52	$14.92	$10.89	$9.60	$9.67	$7.41	$5.74	$8.89	$8.20
Number of accumulation units outstanding at end of period	15,811	19,736	19,245	16,849	18,978	19,495	20,110	20,649	22,813
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2008)
Value at beginning of period	$16.20	$11.94	$10.58	$11.01	$8.99	$7.16	$9.41
Value at end of period	$17.00	$16.20	$11.94	$10.58	$11.01	$8.99	$7.16
Number of accumulation units outstanding at end of period	8,294	18,609	30,844	36,646	25,619	15,014	12,098
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.54	$12.03	$11.76	$11.13	$10.64	$10.21	$9.90
Value at end of period	$12.02	$11.54	$12.03	$11.76	$11.13	$10.64	$10.21
Number of accumulation units outstanding at end of period	43,646	54,312	62,663	83,355	91,062	87,442	72,701
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$20.79	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54	$11.02
Value at end of period	$21.42	$20.79	$15.16	$12.83	$12.71	$10.18	$7.62	$13.14	$12.54
Number of accumulation units outstanding at end of period	50,621	74,992	83,063	94,226	96,813	104,384	98,513	100,200	55,109
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.56	$12.83	$12.21	$11.04	$10.60	$9.97
Value at end of period	$11.71	$11.56	$12.83	$12.21	$11.04	$10.60
Number of accumulation units outstanding at end of period	36,516	78,265	209,102	127,882	142,911	37,847
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64	$11.46
Value at end of period	$14.60	$12.99	$12.68	$10.22	$10.93	$9.54	$7.24	$12.48	$13.64
Number of accumulation units outstanding at end of period	45,891	49,639	48,915	60,194	84,455	89,612	99,999	107,813	24,276
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$86.44	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11	$61.15
Value at end of period	$110.86	$86.44	$85.76	$75.17	$69.52	$55.00	$40.99	$67.51	$83.11
Number of accumulation units outstanding at end of period	12,305	15,365	21,651	27,477	31,594	42,205	49,340	66,635	80,669

Architect

CFI 11

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.74	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15	$10.13
Value at end of period	$15.31	$13.74	$10.33	$9.31	$9.90	$8.94	$6.88	$11.46	$11.15
Number of accumulation units outstanding at end of period	79,298	100,693	115,289	123,908	150,779	157,889	159,880	125,072	30,946
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06	$9.44
Value at end of period	$15.66	$15.20	$11.00	$9.75	$10.15	$8.20	$6.66	$10.23	$10.06
Number of accumulation units outstanding at end of period	27,626	36,108	46,327	51,720	59,404	70,614	77,932	64,799	17,740
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$11.18	$9.07	$7.78	$8.68	$7.04	$5.85	$10.41	$11.03
Value at end of period	$11.20	$11.18	$9.07	$7.78	$8.68	$7.04	$5.85	$10.41
Number of accumulation units outstanding at end of period	80,015	109,557	115,777	106,390	110,448	93,776	109,782	79,048
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$23.67	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96	$13.53
Value at end of period	$24.78	$23.67	$17.62	$15.57	$17.70	$13.97	$10.16	$16.91	$14.96
Number of accumulation units outstanding at end of period	87,562	111,306	142,727	174,083	203,999	238,063	243,970	404,344	198,145
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94	$9.98
Value at end of period	$14.89	$14.36	$12.68	$11.40	$11.26	$10.10	$7.74	$11.09	$10.94
Number of accumulation units outstanding at end of period	285,627	251,082	255,616	298,671	240,604	254,733	249,295	240,036	114,971
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$13.94	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90	$12.53
Value at end of period	$14.80	$13.94	$11.06	$9.86	$10.06	$9.14	$7.31	$11.90
Number of accumulation units outstanding at end of period	82,959	114,635	118,987	125,064	136,290	149,113	165,455	151,725
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.75	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62	$10.20
Value at end of period	$11.97	$11.75	$9.59	$8.38	$8.60	$7.86	$6.11	$9.62
Number of accumulation units outstanding at end of period	493,081	546,030	609,158	691,365	743,528	787,679	823,534	715,454
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.74	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96	$13.08
Value at end of period	$21.27	$19.74	$14.81	$12.64	$13.07	$11.49	$9.06	$14.44	$14.96
Number of accumulation units outstanding at end of period	69,672	86,589	82,680	105,906	126,971	129,999	149,237	150,106	138,545
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.55	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07	$10.87
Value at end of period	$17.76	$16.55	$13.45	$12.10	$12.42	$11.23	$9.29	$12.31	$12.07
Number of accumulation units outstanding at end of period	246,792	103,618	96,503	118,187	105,571	113,622	120,670	86,004	27,625
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.24
Value at end of period	$10.95
Number of accumulation units outstanding at end of period	45,909

Architect

CFI 12

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$43.54	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68	$28.53
Value at end of period	$47.35	$43.54	$32.93	$29.11	$30.13	$27.12	$22.16	$33.11	$32.68
Number of accumulation units outstanding at end of period	46,101	56,647	68,690	87,579	111,833	141,131	167,823	241,574	322,272
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$22.09	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88	$14.08
Value at end of period	$22.02	$22.09	$23.74	$20.18	$25.00	$21.05	$12.42	$25.82	$18.88
Number of accumulation units outstanding at end of period	82,393	101,672	110,229	113,267	135,772	157,198	183,253	204,971	154,812
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$25.14	$19.35	$16.33	$16.24	$13.37	$10.78	$16.30	$16.13	$14.02
Value at end of period	$28.54	$25.14	$19.35	$16.33	$16.24	$13.37	$10.78	$16.30	$16.13
Number of accumulation units outstanding at end of period	27,242	35,674	47,088	80,922	59,613	54,776	54,946	62,936	71,173
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$25.27	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26	$13.25
Value at end of period	$27.04	$25.27	$18.42	$15.71	$16.13	$12.89	$10.25	$14.82	$15.26
Number of accumulation units outstanding at end of period	44,222	62,367	68,963	82,903	71,558	65,391	76,585	99,454	86,447
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$25.70	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18	$13.50
Value at end of period	$26.46	$25.70	$21.79	$19.06	$17.70	$15.73	$12.36	$17.52	$16.18
Number of accumulation units outstanding at end of period	37,826	42,761	42,688	59,377	50,786	43,937	50,398	69,246	44,308
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$22.12	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77	$14.44
Value at end of period	$22.30	$22.12	$17.66	$14.74	$16.29	$14.24	$10.35	$17.61	$16.77
Number of accumulation units outstanding at end of period	44,530	60,630	68,437	82,783	81,946	88,907	95,643	92,165	59,837
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$74.22	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97	$43.26
Value at end of period	$82.20	$74.22	$61.50	$54.41	$53.54	$47.55	$36.14	$50.48	$48.97
Number of accumulation units outstanding at end of period	133,529	139,832	163,738	176,320	193,449	219,556	245,136	270,888	261,429
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$46.46	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36	$30.06
Value at end of period	$49.30	$46.46	$36.26	$31.33	$32.01	$28.20	$22.85	$35.98	$35.36
Number of accumulation units outstanding at end of period	47,009	80,564	99,697	136,499	135,743	157,777	163,315	188,717	186,657
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$14.72	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18	$10.00
Value at end of period	$15.76	$14.72	$10.73	$9.16	$9.40	$8.16	$5.80	$10.18
Number of accumulation units outstanding at end of period	41,523	60,869	56,098	44,457	24,295	23,559	12,230	41,124
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.81	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22	$12.43
Value at end of period	$15.44	$15.81	$14.01	$11.94	$13.80	$12.28	$9.04	$18.13	$15.22
Number of accumulation units outstanding at end of period	46,208	48,851	57,225	65,828	70,471	89,629	116,880	132,084	109,286

Architect

CFI 13

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.55	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20	$10.12
Value at end of period	$11.54	$12.55	$10.59	$9.04	$10.43	$9.73	$7.47	$12.74	$11.20
Number of accumulation units outstanding at end of period	140,723	174,724	201,563	88,235	98,706	101,897	119,244	52,781	6,280
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$32.67	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01	$22.43
Value at end of period	$31.36	$32.67	$25.32	$21.06	$22.62	$21.26	$16.27	$27.31	$27.01
Number of accumulation units outstanding at end of period	56,470	75,507	83,684	96,897	109,196	123,651	147,158	176,510	163,002

	Separate Account Annual Charges of 1.40%

	2014	2013	2012	2011	2010	2009	2008	2007	2006

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99	$10.09
Value at end of period	$12.05	$11.99	$10.62	$9.80	$10.31	$9.53	$7.99
Number of accumulation units outstanding at end of period	11,809,955	13,043,592	13,195,463	14,658,436	14,545,662	13,749,221	5,658,472
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.00	$12.69	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56	$11.47
Value at end of period	$17.11	$16.00	$12.69	$11.00	$11.08	$9.78	$7.63	$13.54	$13.56
Number of accumulation units outstanding at end of period	1,145,773	1,439,398	1,719,739	2,007,400	2,311,978	2,618,208	3,016,228	3,793,220	3,999,650
PROFUND VP BULL
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06	$8.98
Value at end of period	$13.37	$12.17	$9.51	$8.47	$8.59	$7.74	$6.31	$10.27	$10.06
Number of accumulation units outstanding at end of period	40,009	64,161	80,226	96,088	119,978	139,938	178,757	302,151	644,480
PROFUND VP RISING RATES OPPORTUNITY
(Funds were first received in this option during September 2006)
Value at beginning of period	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12	$7.47
Value at end of period	$2.24	$3.25	$2.83	$3.09	$5.01	$6.05	$4.64	$7.59	$8.12
Number of accumulation units outstanding at end of period	238,818	238,813	266,658	270,919	290,517	316,599	402,662	538,853	708,583
VOYA EURO STOXX 50® INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.65	$8.61	$7.17	$8.79	$9.81	$9.75
Value at end of period	$9.49	$10.65	$8.61	$7.17	$8.79	$9.81
Number of accumulation units outstanding at end of period	416,500	326,776	188,165	94,586	113,073	7,459
VOYA FTSE 100 INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during November 2009)
Value at beginning of period	$13.87	$11.83	$10.41	$11.02	$10.26	$10.28
Value at end of period	$12.74	$13.87	$11.83	$10.41	$11.02	$10.26
Number of accumulation units outstanding at end of period	119,738	73,798	47,433	72,547	76,851	5,674
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during May 2013)
Value at beginning of period	$10.41	$10.20
Value at end of period	$10.66	$10.41
Number of accumulation units outstanding at end of period	5,157,399	2,055,521

Architect

CFI 14

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$9.44	$8.46	$8.86	$9.96
Value at end of period	$8.18	$9.44	$8.46	$8.86
Number of accumulation units outstanding at end of period	1,094,054	1,007,059	1,246,977	1,282,948
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$43.00	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99	$30.06
Value at end of period	$37.40	$43.00	$38.38	$40.07	$44.73	$37.30	$27.51	$47.29	$35.99
Number of accumulation units outstanding at end of period	1,057,841	1,221,438	1,555,329	1,732,824	2,021,669	2,632,139	2,510,627	2,063,890	1,643,710
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08	$9.95
Value at end of period	$10.13	$9.80	$8.74	$7.70	$8.13	$7.79	$6.08
Number of accumulation units outstanding at end of period	3,326,376	3,553,623	3,776,108	4,036,972	4,398,876	4,692,093	4,193,381
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.94	$10.87	$9.57	$9.99
Value at end of period	$15.15	$13.94	$10.87	$9.57
Number of accumulation units outstanding at end of period	13,193,311	15,699,200	17,914,965	19,736,037
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95	$9.83
Value at end of period	$13.73	$12.61	$9.81	$8.61	$8.78	$7.82	$6.10	$9.95
Number of accumulation units outstanding at end of period	5,731,475	6,997,027	8,191,118	9,561,032	5,214,662	5,796,850	3,900,949	21,255
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$14.33	$13.99	$11.05	$13.74	$12.96	$9.99
Value at end of period	$14.61	$14.33	$13.99	$11.05	$13.74	$12.96
Number of accumulation units outstanding at end of period	332,628	560,747	952,657	1,068,924	1,477,004	453,760
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96	$11.13
Value at end of period	$18.49	$18.53	$17.80	$15.83	$15.37	$13.65	$9.26	$12.13	$11.96
Number of accumulation units outstanding at end of period	2,852,338	3,536,270	4,012,922	3,817,892	3,921,490	3,386,304	4,317,113	6,065,004	7,287,786
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40	$10.12
Value at end of period	$16.00	$14.29	$10.92	$9.71	$9.88	$8.82	$7.27	$11.78	$11.40
Number of accumulation units outstanding at end of period	611,588	718,974	816,038	939,728	1,008,074	1,178,124	1,295,966	1,448,885	1,498,538
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25	$12.31
Value at end of period	$21.05	$19.54	$14.76	$12.75	$13.12	$10.94	$8.44	$13.75	$13.25
Number of accumulation units outstanding at end of period	733,866	900,327	1,007,217	1,103,955	1,204,164	1,377,178	1,538,832	1,857,115	1,780,924
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88	$12.41
Value at end of period	$19.51	$18.80	$13.40	$12.12	$12.41	$10.28	$8.37	$12.80	$13.88
Number of accumulation units outstanding at end of period	590,078	701,737	824,353	906,059	987,422	1,101,850	1,200,311	1,437,532	1,463,522

Architect

CFI 15

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92	$11.65
Value at end of period	$15.56	$14.82	$15.09	$14.03	$13.26	$12.28	$11.19	$12.42	$11.92
Number of accumulation units outstanding at end of period	35,604,078	12,404,667	12,675,495	13,585,163	14,805,735	15,212,968	14,692,505	12,433,842	7,089,555
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.41
Value at end of period	$9.70
Number of accumulation units outstanding at end of period	14,338,873
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06	$10.14
Value at end of period	$9.01	$9.74	$8.16	$6.98	$8.09	$7.62	$6.06
Number of accumulation units outstanding at end of period	670,510	985,325	849,883	818,658	1,156,598	1,391,858	139,687
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.27	$9.97	$9.40	$11.05	$9.86	$9.81
Value at end of period	$11.44	$12.27	$9.97	$9.40	$11.05	$9.86
Number of accumulation units outstanding at end of period	88,325	158,004	62,624	178,839	63,936	3,051
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during April 2012)
Value at beginning of period	$13.26	$10.32	$10.27
Value at end of period	$14.78	$13.26	$10.32
Number of accumulation units outstanding at end of period	22,337,194	26,880,710	30,794,923
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19	$10.75
Value at end of period	$23.48	$21.00	$16.31	$14.04	$13.93	$12.36	$8.80	$12.32	$11.19
Number of accumulation units outstanding at end of period	11,036,243	7,109,891	1,682,756	2,130,653	1,082,965	1,127,373	74,128	25,298	39,234
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.60	$11.33	$10.05	$10.05
Value at end of period	$15.80	$14.60	$11.33	$10.05
Number of accumulation units outstanding at end of period	8,808,653	5,395,409	830,633	569,147
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38	$15.87
Value at end of period	$15.80	$16.02	$16.24	$16.47	$16.70	$16.94	$17.12	$16.95	$16.38
Number of accumulation units outstanding at end of period	5,330,177	6,262,749	6,109,676	7,655,564	7,999,039	11,578,123	15,903,229	6,935,089	6,031,181
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66	$8.17
Value at end of period	$17.91	$16.73	$12.89	$11.47	$11.73	$9.15	$6.58	$10.72	$8.66
Number of accumulation units outstanding at end of period	3,761,739	4,703,222	3,747,745	4,227,190	4,756,551	4,502,607	4,769,928	299,160	369,355
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64	$10.98
Value at end of period	$17.57	$15.50	$12.06	$11.09	$11.79	$10.32	$8.43	$13.10	$12.64
Number of accumulation units outstanding at end of period	655,382	581,429	616,418	700,026	862,455	854,149	896,825	1,065,830	1,051,162

Architect

CFI 16

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$10.04	$9.76	$9.17	$8.84	$8.32	$8.25
Value at end of period	$10.49	$10.04	$9.76	$9.17	$8.84	$8.32
Number of accumulation units outstanding at end of period	5,808,995	6,917,396	7,030,422	7,346,128	6,256,899	5,981,757
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.09	$11.19	$10.05	$10.31	$9.37	$9.22
Value at end of period	$13.60	$13.09	$11.19	$10.05	$10.31	$9.37
Number of accumulation units outstanding at end of period	51,799,708	59,186,253	63,995,469	68,956,114	74,275,484	79,472,323
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.06	$11.45	$10.40	$10.54	$9.63	$9.49
Value at end of period	$13.61	$13.06	$11.45	$10.40	$10.54	$9.63
Number of accumulation units outstanding at end of period	30,767,408	35,441,375	38,485,278	42,036,780	46,040,296	48,787,781
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.65	$11.66	$10.73	$10.65	$9.86	$9.75
Value at end of period	$13.13	$12.65	$11.66	$10.73	$10.65	$9.86
Number of accumulation units outstanding at end of period	16,389,602	19,206,813	20,961,634	22,515,408	24,451,343	25,879,317
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$21.09	$16.24	$14.42	$14.07	$12.69	$10.27
Value at end of period	$23.45	$21.09	$16.24	$14.42	$14.07	$12.69
Number of accumulation units outstanding at end of period	1,257,121	1,242,161	1,378,422	1,637,094	1,455,162	1,607,178
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71	$10.17
Value at end of period	$14.90	$13.42	$10.33	$9.09	$9.02	$8.17	$6.71
Number of accumulation units outstanding at end of period	3,546,039	4,014,374	4,545,292	4,462,209	5,649,134	6,524,524	629,227
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$20.14	$15.54	$13.59	$13.71	$12.51	$10.35
Value at end of period	$22.29	$20.14	$15.54	$13.59	$13.71	$12.51
Number of accumulation units outstanding at end of period	471,664	439,059	373,421	310,000	194,823	130,420
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$23.56	$17.71	$15.55	$16.13	$13.00	$10.36
Value at end of period	$25.81	$23.56	$17.71	$15.55	$16.13	$13.00
Number of accumulation units outstanding at end of period	1,415,777	1,742,194	1,975,775	2,267,474	2,632,553	2,765,328
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13	$10.30
Value at end of period	$16.91	$15.25	$11.56	$10.04	$10.40	$8.45	$6.13
Number of accumulation units outstanding at end of period	1,800,620	1,609,933	1,669,174	1,745,841	1,854,424	1,478,202	578,346
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97	$10.06
Value at end of period	$16.41	$15.90	$11.65	$10.20	$10.80	$8.69	$6.97
Number of accumulation units outstanding at end of period	1,732,818	1,943,191	1,759,225	1,701,985	1,880,369	1,673,974	1,397,996

Architect

CFI 17

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13	$7.34
Value at end of period	$15.20	$14.64	$10.70	$9.44	$9.53	$7.31	$5.68	$8.80	$8.13
Number of accumulation units outstanding at end of period	413,406	542,408	663,418	796,478	919,414	1,117,503	1,257,982	1,598,381	1,976,720
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15	$10.25
Value at end of period	$16.82	$16.06	$11.85	$10.52	$10.97	$8.97	$7.15
Number of accumulation units outstanding at end of period	963,772	1,060,414	1,187,162	1,422,232	1,686,231	1,359,012	686,734
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20	$9.99
Value at end of period	$11.90	$11.44	$11.94	$11.69	$11.08	$10.62	$10.20
Number of accumulation units outstanding at end of period	2,474,708	2,262,123	2,599,279	3,165,568	3,163,184	3,588,432	3,388,765
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51	$11.01
Value at end of period	$21.11	$20.52	$14.99	$12.70	$12.60	$10.10	$7.58	$13.08	$12.51
Number of accumulation units outstanding at end of period	3,345,047	3,838,302	3,614,401	4,238,575	4,210,806	4,248,323	3,468,055	2,503,317	1,645,722
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$11.48	$12.75	$12.16	$11.01	$10.59	$9.88
Value at end of period	$11.61	$11.48	$12.75	$12.16	$11.01	$10.59
Number of accumulation units outstanding at end of period	2,742,060	3,201,123	5,636,752	5,459,336	3,408,948	2,184,297
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62	$11.04
Value at end of period	$14.41	$12.84	$12.55	$10.13	$10.85	$9.49	$7.21	$12.45	$13.62
Number of accumulation units outstanding at end of period	1,199,879	1,384,244	1,576,114	1,763,062	1,961,059	2,241,686	2,084,334	1,270,230	740,797
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89	$59.61
Value at end of period	$106.59	$83.24	$82.71	$72.61	$67.25	$53.29	$39.77	$65.61	$80.89
Number of accumulation units outstanding at end of period	319,442	412,408	481,849	575,703	675,827	801,790	952,216	1,233,036	1,684,633
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13	$9.91
Value at end of period	$15.10	$13.57	$10.22	$9.23	$9.82	$8.89	$6.85	$11.43	$11.13
Number of accumulation units outstanding at end of period	2,768,582	3,001,487	3,337,689	3,608,516	3,853,085	3,902,577	3,528,125	1,733,413	904,669
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05	$10.05
Value at end of period	$15.46	$15.03	$10.89	$9.67	$10.08	$8.16	$6.63	$10.21	$10.05
Number of accumulation units outstanding at end of period	1,421,605	1,638,441	1,976,916	2,223,917	2,485,616	2,897,468	3,270,508	1,892,774	854,223
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.07	$9.00	$7.73	$8.63	$7.01	$5.84	$10.40	$10.18
Value at end of period	$11.07	$11.07	$9.00	$7.73	$8.63	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	3,724,637	3,875,701	4,326,264	4,943,231	6,040,110	5,557,861	5,640,975	1,412,784

Architect

CFI 18

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81	$13.42
Value at end of period	$24.25	$23.20	$17.30	$15.30	$17.43	$13.77	$10.03	$16.72	$14.81
Number of accumulation units outstanding at end of period	3,502,096	4,130,890	4,843,072	5,710,571	6,967,702	7,847,444	790,043	8,909,282	5,842,433
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93	$10.00
Value at end of period	$14.69	$14.19	$12.55	$11.31	$11.18	$10.04	$7.71	$11.06	$10.93
Number of accumulation units outstanding at end of period	4,655,588	5,147,846	5,478,163	5,332,275	5,251,259	5,510,324	4,555,948	3,440,430	1,274,023
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.80	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89	$12.42
Value at end of period	$14.63	$13.80	$10.96	$9.79	$10.01	$9.10	$7.29	$11.89
Number of accumulation units outstanding at end of period	2,315,730	2,544,633	2,841,226	3,129,466	3,338,775	3,218,271	3,054,887	2,191,899
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.63	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61	$10.00
Value at end of period	$11.83	$11.63	$9.51	$8.32	$8.55	$7.83	$6.09	$9.61
Number of accumulation units outstanding at end of period	12,550,897	13,514,040	13,612,767	15,200,030	16,813,479	18,242,924	18,040,063	7,707,311
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24	$12.46
Value at end of period	$20.00	$18.58	$13.96	$11.93	$12.36	$10.89	$8.59	$13.72	$14.24
Number of accumulation units outstanding at end of period	2,034,525	2,240,125	2,131,292	2,213,852	2,163,923	2,202,640	2,342,903	2,261,293	2,275,253
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04	$10.86
Value at end of period	$17.50	$16.33	$13.29	$11.98	$12.31	$11.15	$9.24	$12.26	$12.04
Number of accumulation units outstanding at end of period	6,388,091	2,363,718	2,113,601	2,270,527	2,408,048	2,591,371	2,734,004	1,006,618	482,346
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during February 2014)
Value at beginning of period	$10.13
Value at end of period	$10.93
Number of accumulation units outstanding at end of period	8,247,921
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04	$28.01
Value at end of period	$45.85	$42.23	$31.99	$28.32	$29.36	$26.47	$21.66	$32.41	$32.04
Number of accumulation units outstanding at end of period	1,110,697	1,334,073	1,464,057	1,747,429	2,059,675	2,460,096	2,778,827	3,278,627	4,097,219
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63	$13.91
Value at end of period	$21.46	$21.57	$23.20	$19.76	$24.52	$20.67	$12.22	$25.43	$18.63
Number of accumulation units outstanding at end of period	2,828,949	3,257,286	3,572,154	3,601,771	3,721,910	4,884,446	4,935,142	4,448,144	3,740,816
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91	$10.18
Value at end of period	$18.13	$15.99	$12.33	$10.42	$10.38	$8.56	$6.91
Number of accumulation units outstanding at end of period	1,353,541	1,923,801	1,723,331	1,622,804	1,415,034	802,705	540,677

Architect

CFI 19

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006

VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16	$13.18
Value at end of period	$26.53	$24.83	$18.12	$15.49	$15.92	$12.74	$10.15	$14.69	$15.16
Number of accumulation units outstanding at end of period	1,635,806	1,942,461	1,734,757	1,899,433	2,114,063	1,611,588	1,611,588	1,945,337	2,000,101
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06	$13.43
Value at end of period	$25.95	$25.25	$21.44	$18.78	$17.47	$15.55	$12.24	$17.37	$16.06
Number of accumulation units outstanding at end of period	1,806,889	2,192,686	2,525,466	2,790,056	2,982,767	2,798,687	2,715,369	2,698,954	2,849,171
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88	$11.97
Value at end of period	$18.23	$18.11	$14.48	$12.10	$13.40	$11.73	$8.54	$14.55	$13.88
Number of accumulation units outstanding at end of period	1,205,566	1,469,568	1,279,009	1,397,045	1,420,560	1,635,220	1,818,384	1,491,444	1,005,867
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66	$42.17
Value at end of period	$79.04	$71.47	$59.32	$52.55	$51.80	$46.07	$35.06	$49.06	$47.66
Number of accumulation units outstanding at end of period	5,469,024	6,127,711	6,556,997	7,077,206	7,593,076	8,156,298	8,278,462	8,055,776	7,742,558
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41	$29.30
Value at end of period	$47.40	$44.74	$34.97	$30.26	$30.97	$27.32	$22.17	$34.97	$34.41
Number of accumulation units outstanding at end of period	1,766,295	2,183,982	2,465,852	2,820,631	3,008,352	3,153,961	3,367,200	3,471,081	3,923,791
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17	$10.10
Value at end of period	$15.57	$14.57	$10.64	$9.10	$9.35	$8.13	$5.78	$10.17
Number of accumulation units outstanding at end of period	2,394,002	2,453,514	2,352,194	1,806,950	1,929,680	1,909,257	775,347	317,543
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18	$12.42
Value at end of period	$15.22	$15.61	$13.84	$11.82	$13.68	$12.19	$8.99	$18.05	$15.18
Number of accumulation units outstanding at end of period	1,221,192	1,258,845	1,385,641	1,461,019	1,599,392	1,998,238	2,376,603	2,243,027	1,560,451
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18	$10.17
Value at end of period	$11.39	$12.40	$10.49	$8.96	$10.36	$9.67	$7.44	$12.71	$11.18
Number of accumulation units outstanding at end of period	6,958,530	7,818,813	8,618,254	2,688,868	2,992,773	2,884,425	2,681,328	1,021,786	237,468
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44	$21.99
Value at end of period	$30.33	$31.63	$24.56	$20.46	$22.00	$20.71	$15.88	$26.69	$26.44
Number of accumulation units outstanding at end of period	984,423	1,092,286	1,218,937	1,363,264	1,606,338	1,694,621	1,712,450	1,869,745	2,011,664

Architect

CFI 20

	Condensed Financial Information (continued)

	Separate Account Annual Charges of 1.45%

	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.95	$10.60	$9.78	$9.49
Value at end of period	$12.01	$11.95	$10.60	$9.78
Number of accumulation units outstanding at end of period	0	2,241	2,264	2,289
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.70	$12.24	$12.78	$14.28	$11.91	$8.79	$15.11	$12.37
Value at end of period	$11.91	$13.70	$12.24	$12.78	$14.28	$11.91	$8.79	$15.11
Number of accumulation units outstanding at end of period	271	672	3,104	2,916	7,226	7,298	7,348	5,188
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.92	$10.86	$9.56	$9.99
Value at end of period	$15.12	$13.92	$10.86	$9.56
Number of accumulation units outstanding at end of period	597	964	991	1,010
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.47	$10.49	$9.22	$9.40	$8.38	$7.63
Value at end of period	$14.66	$13.47	$10.49	$9.22	$9.40	$8.38
Number of accumulation units outstanding at end of period	0	0	240	261	283	308
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$14.76	$10.53	$9.53	$9.76	$8.09	$6.59	$10.08	$11.82
Value at end of period	$15.31	$14.76	$10.53	$9.53	$9.76	$8.09	$6.59	$10.08
Number of accumulation units outstanding at end of period	0	221	224	227	231	236	241	245
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.91	$13.15	$12.23	$11.56	$10.71	$9.77	$10.85	$10.42	$10.44
Value at end of period	$13.54	$12.91	$13.15	$12.23	$11.56	$10.71	$9.77	$10.85	$10.42
Number of accumulation units outstanding at end of period	6,580	2,386	4,127	4,171	7,264	7,951	7,985	5,818	37
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.19
Value at end of period	$9.69
Number of accumulation units outstanding at end of period	1,231
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.25	$10.32	$9.85
Value at end of period	$14.76	$13.25	$10.32
Number of accumulation units outstanding at end of period	677	2,586	2,744
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$20.63	$16.03	$13.80	$13.89
Value at end of period	$23.05	$20.63	$16.03	$13.80
Number of accumulation units outstanding at end of period	3,325	4,136	3,271	3,322

Architect

CFI 21

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.58	$13.30
Value at end of period	$15.77	$14.58
Number of accumulation units outstanding at end of period	0	303
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$9.92	$10.07	$10.21	$10.36	$10.51	$10.63	$10.53	$10.50
Value at end of period	$9.78	$9.92	$10.07	$10.21	$10.36	$10.51	$10.63	$10.53
Number of accumulation units outstanding at end of period	2,730	4,196	4,232	4,276	49,256	48,006	48,263	16,001
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$16.42	$12.65	$11.27	$12.23
Value at end of period	$17.57	$16.42	$12.65	$11.27
Number of accumulation units outstanding at end of period	2,226	2,479	2,332	2,353
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.07	$11.17	$10.04	$10.31	$9.37	$9.22
Value at end of period	$13.56	$13.07	$11.17	$10.04	$10.31	$9.37
Number of accumulation units outstanding at end of period	0	422	521	525	536	560
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.04	$11.43	$10.39	$10.54	$9.63	$9.49
Value at end of period	$13.58	$13.04	$11.43	$10.39	$10.54	$9.63
Number of accumulation units outstanding at end of period	0	5,752	5,888	5,947	6,021	6,119
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.62	$11.64	$10.71	$10.64	$9.86	$9.75
Value at end of period	$13.09	$12.62	$11.64	$10.71	$10.64	$9.86
Number of accumulation units outstanding at end of period	22,911	23,083	23,243	23,453	23,726	23,990
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$15.21	$11.53	$10.03	$10.83
Value at end of period	$16.86	$15.21	$11.53	$10.03
Number of accumulation units outstanding at end of period	3,143	3,268	3,291	3,320
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$15.85	$11.62	$10.18	$10.78	$8.68	$6.97	$6.99
Value at end of period	$16.35	$15.85	$11.62	$10.18	$10.78	$8.68	$6.97
Number of accumulation units outstanding at end of period	355	363	378	386	391	396	194
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$18.02	$13.17	$11.16	$11.08	$8.89	$6.67	$11.52	$11.47
Value at end of period	$18.53	$18.02	$13.17	$11.16	$11.08	$8.89	$6.67	$11.52
Number of accumulation units outstanding at end of period	2,345	2,989	2,467	2,492	13	14	15	15
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$11.46	$12.73	$12.15	$11.00	$10.88
Value at end of period	$11.58	$11.46	$12.73	$12.15	$11.00
Number of accumulation units outstanding at end of period	0	2,819	2,834	2,848	2,873

Architect

CFI 22

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.19	$11.92	$9.63	$10.32	$9.02	$6.86	$11.85	$13.79
Value at end of period	$13.67	$12.19	$11.92	$9.63	$10.32	$9.02	$6.86	$11.85
Number of accumulation units outstanding at end of period	375	1,300	1,353	1,446	2,606	2,605	2,470	2,199
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$13.74	$10.34	$9.35	$9.95	$9.01	$6.95	$11.60	$11.78
Value at end of period	$15.27	$13.74	$10.34	$9.35	$9.95	$9.01	$6.95	$11.60
Number of accumulation units outstanding at end of period	622	636	1,008	1,051	1,092	1,801	1,505	1,105
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$16.51	$11.97	$10.63	$11.09	$8.98	$7.31	$11.25	$11.84
Value at end of period	$16.98	$16.51	$11.97	$10.63	$11.09	$8.98	$7.31	$11.25
Number of accumulation units outstanding at end of period	0	0	0	0	1,784	1,805	1,821	1,399
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$11.04	$8.98	$7.72	$8.62	$7.01	$5.84	$10.40	$10.60
Value at end of period	$11.03	$11.04	$8.98	$7.72	$8.62	$7.01	$5.84	$10.40
Number of accumulation units outstanding at end of period	0	10,588	11,159	11,310	11,424	15,952	16,142	14,870
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$17.06	$12.73	$11.27	$12.84	$10.15	$7.40	$12.34	$12.20
Value at end of period	$17.83	$17.06	$12.73	$11.27	$12.84	$10.15	$7.40	$12.34
Number of accumulation units outstanding at end of period	2,635	3,119	3,476	3,535	1,326	1,369	1,115	831
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.24	$12.61	$11.36	$11.24	$10.10	$7.76	$11.13	$11.52
Value at end of period	$14.74	$14.24	$12.61	$11.36	$11.24	$10.10	$7.76	$11.13
Number of accumulation units outstanding at end of period	0	0	0	0	0	395	421	443
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.76	$10.93	$9.77	$9.99	$9.09	$7.29	$11.88	$11.70
Value at end of period	$14.57	$13.76	$10.93	$9.77	$9.99	$9.09	$7.29	$11.88
Number of accumulation units outstanding at end of period	0	0	0	0	1,081	439	448	415
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.59	$9.48	$8.30	$8.53	$7.82	$6.09	$9.60	$10.13
Value at end of period	$11.79	$11.59	$9.48	$8.30	$8.53	$7.82	$6.09	$9.60
Number of accumulation units outstanding at end of period	1,213	6,618	2,995	3,078	11,678	12,693	12,795	11,728
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.38	$16.56	$14.11	$17.52	$14.77	$8.74	$18.19	$14.39
Value at end of period	$15.30	$15.38	$16.56	$14.11	$17.52	$14.77	$8.74	$18.19
Number of accumulation units outstanding at end of period	268	615	637	646	654	663	522	374
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2011)
Value at beginning of period	$18.31	$13.37	$11.43	$12.16
Value at end of period	$19.56	$18.31	$13.37	$11.43
Number of accumulation units outstanding at end of period	2,798	3,453	2,931	2,958

Architect

CFI 23

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$17.97	$15.27	$13.38	$12.45	$11.09	$8.73	$12.40	$12.31
Value at end of period	$18.46	$17.97	$15.27	$13.38	$12.45	$11.09	$8.73	$12.40
Number of accumulation units outstanding at end of period	0	1,923	837	842	425	428	431	433
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$15.10	$12.08	$10.10	$11.19	$9.80	$7.14	$12.17	$12.07
Value at end of period	$15.20	$15.10	$12.08	$10.10	$11.19	$9.80	$7.14	$12.17
Number of accumulation units outstanding at end of period	0	177	494	522	552	587	608	612
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.75	$13.91	$12.33	$12.16	$10.82	$8.24	$11.53	$11.21	$11.18
Value at end of period	$18.52	$16.75	$13.91	$12.33	$12.16	$10.82	$8.24	$11.53	$11.21
Number of accumulation units outstanding at end of period	0	27,142	27,851	41,774	44,299	47,904	49,764	28,926	138
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.88	$11.64	$10.08	$10.32	$9.11	$7.39	$11.67	$11.78
Value at end of period	$15.76	$14.88	$11.64	$10.08	$10.32	$9.11	$7.39	$11.67
Number of accumulation units outstanding at end of period	0	1,479	1,660	1,737	2,763	2,825	2,814	504
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.52	$10.61	$9.08	$9.33	$8.12	$5.78	$10.17	$9.84
Value at end of period	$15.52	$14.52	$10.61	$9.08	$9.33	$8.12	$5.78	$10.17
Number of accumulation units outstanding at end of period	0	364	767	803	843	737	764	769
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.42	$11.02	$9.42	$10.90	$9.72	$7.17	$12.51
Value at end of period	$12.10	$12.42	$11.02	$9.42	$10.90	$9.72	$7.17
Number of accumulation units outstanding at end of period	0	1,074	1,132	1,082	1,108	1,148	1,242
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.19	$11.16	$9.42
Value at end of period	$12.11	$13.19	$11.16
Number of accumulation units outstanding at end of period	0	448	1,369
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$13.95	$10.84	$9.03	$9.72	$9.15	$7.02	$11.80	$12.05
Value at end of period	$13.37	$13.95	$10.84	$9.03	$9.72	$9.15	$7.02	$11.80
Number of accumulation units outstanding at end of period	0	0	0	0	1,280	1,287	1,292	397

Separate Account Annual Charges of 1.55%

	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.89	$10.55	$9.75	$10.27	$9.50	$7.98	$9.82
Value at end of period	$11.93	$11.89	$10.55	$9.75	$10.27	$9.50	$7.98
Number of accumulation units outstanding at end of period	0	7,283	23,137	23,398	33,604	27,023	1,452

Architect

CFI 24

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.55	$10.77	$9.34	$9.43	$8.33	$6.52	$11.57	$11.61	$11.36
Value at end of period	$14.47	$13.55	$10.77	$9.34	$9.43	$8.33	$6.52	$11.57	$11.61
Number of accumulation units outstanding at end of period	0	286	873	971	1,074	1,165	1,303	1,300	920
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.40	$8.43	$8.85	$10.57
Value at end of period	$8.13	$9.40	$8.43	$8.85
Number of accumulation units outstanding at end of period	0	0	827	6,585
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.60	$12.16	$12.71	$14.21	$11.87	$8.76	$15.09	$11.50	$10.58
Value at end of period	$11.81	$13.60	$12.16	$12.71	$14.21	$11.87	$8.76	$15.09	$11.50
Number of accumulation units outstanding at end of period	828	12,613	14,004	20,963	22,803	24,266	23,285	12,631	178
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$9.71	$8.68	$7.66	$8.09	$7.88
Value at end of period	$10.03	$9.71	$8.68	$7.66	$8.09
Number of accumulation units outstanding at end of period	0	2,315	2,347	2,378	2,409
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.88	$10.84	$9.55	$9.99
Value at end of period	$15.06	$13.88	$10.84	$9.55
Number of accumulation units outstanding at end of period	0	15,377	18,259	31,159
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.40	$10.44	$9.18	$9.07
Value at end of period	$14.57	$13.40	$10.44	$9.18
Number of accumulation units outstanding at end of period	527	2,875	3,172	5,987
VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2011)
Value at beginning of period	$14.23	$13.92	$11.01	$13.53
Value at end of period	$14.49	$14.23	$13.92	$11.01
Number of accumulation units outstanding at end of period	0	152	0	447
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.41	$15.78	$14.06	$13.67	$12.16	$8.27	$10.84	$10.51
Value at end of period	$16.35	$16.41	$15.78	$14.06	$13.67	$12.16	$8.27	$10.84
Number of accumulation units outstanding at end of period	0	27,772	32,462	18,676	21,276	22,614	25,209	24,849
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.83	$11.98	$10.37	$10.68	$8.92	$6.89	$11.24	$10.85	$10.63
Value at end of period	$17.04	$15.83	$11.98	$10.37	$10.68	$8.92	$6.89	$11.24	$10.85
Number of accumulation units outstanding at end of period	276	272	900	4,812	4,925	5,080	5,177	508	190
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.65	$10.46	$9.47	$9.72	$8.06	$6.57	$10.06	$10.92
Value at end of period	$15.18	$14.65	$10.46	$9.47	$9.72	$8.06	$6.57	$10.06
Number of accumulation units outstanding at end of period	310	294	340	2,887	2,920	2,976	3,008	357

Architect

CFI 25

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.81	$13.06	$12.16	$11.51	$10.68	$9.74	$10.83	$10.41	$10.28
Value at end of period	$13.43	$12.81	$13.06	$12.16	$11.51	$10.68	$9.74	$10.83	$10.41
Number of accumulation units outstanding at end of period	50,077	41,864	43,501	33,433	40,870	65,616	54,805	50,106	8,959
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.23	$10.31	$9.84
Value at end of period	$14.72	$13.23	$10.31
Number of accumulation units outstanding at end of period	818	22,547	24,355
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$20.48	$18.30
Value at end of period	$22.85	$20.48
Number of accumulation units outstanding at end of period	0	2,228
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$14.54	$11.30	$10.04	$10.05
Value at end of period	$15.70	$14.54	$11.30	$10.04
Number of accumulation units outstanding at end of period	0	3,526	1,540	1,700
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$9.85	$10.00	$10.16	$10.31	$10.47	$10.61	$10.52	$10.20
Value at end of period	$9.70	$9.85	$10.00	$10.16	$10.31	$10.47	$10.61	$10.52
Number of accumulation units outstanding at end of period	1,526	10,611	17,371	39,402	21,411	36,451	69,911	73,162
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2011)
Value at beginning of period	$16.33	$12.59	$11.23	$11.81
Value at end of period	$17.45	$16.33	$12.59	$11.23
Number of accumulation units outstanding at end of period	719	9,621	661	666
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.64	$10.64	$9.80	$10.42	$9.14	$7.48	$11.63	$11.13
Value at end of period	$15.45	$13.64	$10.64	$9.80	$10.42	$9.14	$7.48	$11.63
Number of accumulation units outstanding at end of period	0	2,544	2,658	2,788	2,926	3,068	3,226	2,895
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.98	$9.71	$9.14	$8.83	$8.31	$8.25
Value at end of period	$10.41	$9.98	$9.71	$9.14	$8.83	$8.31
Number of accumulation units outstanding at end of period	0	0	0	0	7,419	7,428
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.01	$11.14	$10.01	$10.30	$9.37	$9.22
Value at end of period	$13.49	$13.01	$11.14	$10.01	$10.30	$9.37
Number of accumulation units outstanding at end of period	7,159	201,679	226,746	242,546	258,639	274,468
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.98	$11.39	$10.37	$10.52	$9.63	$9.49
Value at end of period	$13.51	$12.98	$11.39	$10.37	$10.52	$9.63
Number of accumulation units outstanding at end of period	2,202	145,785	137,232	136,995	147,384	158,365

Architect

CFI 26

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.57	$11.60	$10.69	$10.63	$9.86	$9.75
Value at end of period	$13.03	$12.57	$11.60	$10.69	$10.63	$9.86
Number of accumulation units outstanding at end of period	0	30,540	76,984	46,222	64,048	71,812
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.95	$16.16	$14.36	$14.04	$12.68	$10.84
Value at end of period	$23.25	$20.95	$16.16	$14.36	$14.04	$12.68
Number of accumulation units outstanding at end of period	0	1,276	1,428	1,440	1,873	1,887
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.40	$17.61	$15.49	$16.09	$12.98	$11.56
Value at end of period	$25.59	$23.40	$17.61	$15.49	$16.09	$12.98
Number of accumulation units outstanding at end of period	0	351	404	446	488	571
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.13	$11.47	$9.99	$10.36	$8.42	$6.12	$9.67
Value at end of period	$16.74	$15.13	$11.47	$9.99	$10.36	$8.42	$6.12
Number of accumulation units outstanding at end of period	0	0	0	1,100	0	510	510
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.76	$11.57	$10.14	$10.75	$8.66	$6.96	$10.41
Value at end of period	$16.24	$15.76	$11.57	$10.14	$10.75	$8.66	$6.96
Number of accumulation units outstanding at end of period	0	0	0	0	0	474	474
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$15.92	$11.77	$10.47	$10.92	$8.82
Value at end of period	$16.66	$15.92	$11.77	$10.47	$10.92
Number of accumulation units outstanding at end of period	0	3,334	3,379	4,447	3,467
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.35	$11.86	$11.63	$11.04	$10.59	$10.19	$9.98
Value at end of period	$11.78	$11.35	$11.86	$11.63	$11.04	$10.59	$10.19
Number of accumulation units outstanding at end of period	1,364	1,374	1,384	5,301	8,381	9,349	9,266
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$17.88	$13.08	$11.10	$11.03	$8.86	$6.65	$11.50	$11.38
Value at end of period	$18.37	$17.88	$13.08	$11.10	$11.03	$8.86	$6.65	$11.50
Number of accumulation units outstanding at end of period	0	4,699	5,083	7,818	3,918	10,499	8,827	8,857
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.40	$12.68	$12.11	$10.98	$10.66
Value at end of period	$11.51	$11.40	$12.68	$12.11	$10.98
Number of accumulation units outstanding at end of period	0	8,631	8,396	7,581	3,377
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.09	$11.84	$9.57	$10.27	$8.99	$6.85	$11.84	$13.63
Value at end of period	$13.56	$12.09	$11.84	$9.57	$10.27	$8.99	$6.85	$11.84
Number of accumulation units outstanding at end of period	790	10,681	11,556	20,091	23,384	24,437	26,540	15,920

Architect

CFI 27

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.58	$12.52	$11.01	$10.21	$8.10	$6.06	$10.00	$12.35	$11.74
Value at end of period	$16.09	$12.58	$12.52	$11.01	$10.21	$8.10	$6.06	$10.00	$12.35
Number of accumulation units outstanding at end of period	731	3,794	2,933	4,919	5,344	6,454	8,892	9,022	168
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.63	$10.28	$9.30	$9.91	$8.98	$6.93	$11.58	$11.29	$11.07
Value at end of period	$15.14	$13.63	$10.28	$9.30	$9.91	$8.98	$6.93	$11.58	$11.29
Number of accumulation units outstanding at end of period	0	2,181	2,933	10,721	10,378	11,446	11,596	11,581	944
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$16.38	$11.89	$10.58	$11.04	$8.95	$7.29	$11.23	$11.83
Value at end of period	$16.83	$16.38	$11.89	$10.58	$11.04	$8.95	$7.29	$11.23
Number of accumulation units outstanding at end of period	0	3,141	3,386	8,722	8,735	8,776	11,638	1,773
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.97	$8.93	$7.68	$8.59	$6.99	$5.83	$10.40	$10.75
Value at end of period	$10.95	$10.97	$8.93	$7.68	$8.59	$6.99	$5.83	$10.40
Number of accumulation units outstanding at end of period	0	3,511	3,930	6,111	10,490	12,508	14,191	6,977
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2006)
Value at beginning of period	$16.94	$12.65	$11.20	$12.78	$10.11	$7.38	$12.32	$11.25
Value at end of period	$17.68	$16.94	$12.65	$11.20	$12.78	$10.11	$7.38	$12.32
Number of accumulation units outstanding at end of period	0	5,099	5,438	8,837	7,713	14,196	6,885	6,947
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.14	$12.52	$11.30	$11.19	$10.06	$7.74	$11.11	$11.50
Value at end of period	$14.61	$14.14	$12.52	$11.30	$11.19	$10.06	$7.74	$11.11
Number of accumulation units outstanding at end of period	0	2,654	6,870	10,959	10,960	6,413	6,464	17,788
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.67	$10.87	$9.72	$9.95	$9.06	$7.27	$11.87	$12.78
Value at end of period	$14.46	$13.67	$10.87	$9.72	$9.95	$9.06	$7.27	$11.87
Number of accumulation units outstanding at end of period	0	4,383	17,058	31,431	24,764	16,683	19,111	9,617
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.51	$9.43	$8.26	$8.50	$7.80	$6.08	$9.60	$10.13
Value at end of period	$11.69	$11.51	$9.43	$8.26	$8.50	$7.80	$6.08	$9.60
Number of accumulation units outstanding at end of period	8,762	191,354	211,331	258,427	297,893	312,536	301,868	278,593
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.54	$10.94	$9.36	$9.71	$8.57	$6.77	$10.83	$11.25	$10.93
Value at end of period	$15.62	$14.54	$10.94	$9.36	$9.71	$8.57	$6.77	$10.83	$11.25
Number of accumulation units outstanding at end of period	301	1,175	1,824	1,699	1,768	1,840	1,924	2,037	955
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.81	$10.44	$9.42	$9.70	$8.79	$7.30	$9.70	$9.89
Value at end of period	$13.71	$12.81	$10.44	$9.42	$9.70	$8.79	$7.30	$9.70
Number of accumulation units outstanding at end of period	0	1,676	1,689	1,703	882	0	0	2,103

Architect

CFI 28

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$14.88	$11.29	$10.01	$10.39	$9.90
Value at end of period	$16.13	$14.88	$11.29	$10.01	$10.39
Number of accumulation units outstanding at end of period	0	3,560	3,879	5,834	2,891
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.27	$16.45	$14.03	$17.44	$14.72	$8.72	$18.17	$13.86
Value at end of period	$15.17	$15.27	$16.45	$14.03	$17.44	$14.72	$8.72	$18.17
Number of accumulation units outstanding at end of period	0	2,095	2,437	4,366	4,206	4,298	4,483	1,261
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$15.86	$12.24	$10.36	$10.34	$9.01
Value at end of period	$17.95	$15.86	$12.24	$10.36	$10.34
Number of accumulation units outstanding at end of period	0	4,403	4,704	4,380	370
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$18.18	$13.29	$11.37	$11.71	$9.38	$7.48	$10.85	$11.83
Value at end of period	$19.39	$18.18	$13.29	$11.37	$11.71	$9.38	$7.48	$10.85
Number of accumulation units outstanding at end of period	0	7,472	10,312	19,297	12,439	6,096	6,170	3,924
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$17.84	$15.17	$13.31	$12.39	$11.05	$8.71	$12.38	$12.58
Value at end of period	$18.31	$17.84	$15.17	$13.31	$12.39	$11.05	$8.71	$12.38
Number of accumulation units outstanding at end of period	0	4,236	8,567	8,596	8,609	8,619	4,801	9,500
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.99	$12.00	$10.05	$11.14	$9.77	$7.12	$12.15	$11.61	$11.02
Value at end of period	$15.07	$14.99	$12.00	$10.05	$11.14	$9.77	$7.12	$12.15	$11.61
Number of accumulation units outstanding at end of period	156	144	158	175	230	307	343	326	180
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.62	$13.82	$12.26	$12.10	$10.78	$8.22	$11.51	$11.20	$11.07
Value at end of period	$18.36	$16.62	$13.82	$12.26	$12.10	$10.78	$8.22	$11.51	$11.20
Number of accumulation units outstanding at end of period	0	39,540	31,292	32,792	30,004	30,766	19,138	16,174	944
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$14.77	$11.56	$10.02	$10.27	$9.07	$7.37	$10.22
Value at end of period	$15.63	$14.77	$11.56	$10.02	$10.27	$9.07	$7.37
Number of accumulation units outstanding at end of period	0	17,960	18,919	20,784	1,446	1,054	1,056
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$14.42	$10.55	$9.03	$9.30	$7.70
Value at end of period	$15.40	$14.42	$10.55	$9.03	$9.30
Number of accumulation units outstanding at end of period	0	576	664	6,432	6,498
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$12.32	$10.95	$9.36	$10.85	$9.68	$7.15	$14.38	$12.45
Value at end of period	$12.00	$12.32	$10.95	$9.36	$10.85	$9.68	$7.15	$14.38
Number of accumulation units outstanding at end of period	0	244	260	283	290	3,668	3,734	3,649

Architect

CFI 29

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2007)
Value at beginning of period	$13.09	$11.09	$9.49	$10.98	$10.27	$7.92	$13.54	$12.14
Value at end of period	$12.01	$13.09	$11.09	$9.49	$10.98	$10.27	$7.92	$13.54
Number of accumulation units outstanding at end of period	398	1,192	9,525	13,602	8,253	8,593	8,593	7,831
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2012)
Value at beginning of period	$13.84	$10.76	$9.99
Value at end of period	$13.25	$13.84	$10.76
Number of accumulation units outstanding at end of period	0	675	683

	Separate Account Annual Charges of 1.60%

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.85	$10.53	$9.73	$10.26	$9.50	$7.98	$7.79
Value at end of period	$11.89	$11.85	$10.53	$9.73	$10.26	$9.50	$7.98
Number of accumulation units outstanding at end of period	4,487	4,717	1,764	1,939	1,646	1,056	10,538
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.23	$8.25	$8.63	$9.66	$8.07	$5.96	$10.30
Value at end of period	$8.01	$9.23	$8.25	$8.63	$9.66	$8.07	$5.96
Number of accumulation units outstanding at end of period	3,565	3,848	4,082	3,133	3,829	4,069	1,534
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07	$5.98
Value at end of period	$9.99	$9.68	$8.66	$7.64	$8.08	$7.76	$6.07
Number of accumulation units outstanding at end of period	1,242	1,013	1,148	1,191	1,286	1,309	1,487
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.86	$10.82	$9.55	$9.99
Value at end of period	$15.03	$13.86	$10.82	$9.55
Number of accumulation units outstanding at end of period	7,257	19,303	17,668	17,923
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.36	$10.41	$9.16	$9.05
Value at end of period	$14.52	$13.36	$10.41	$9.16
Number of accumulation units outstanding at end of period	376	394	438	443
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.17	$14.60	$13.01	$12.66	$11.26	$7.66	$9.88
Value at end of period	$15.10	$15.17	$14.60	$13.01	$12.66	$11.26	$7.66
Number of accumulation units outstanding at end of period	1,527	3,127	1,944	2,885	1,431	410	797
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.65	$11.88	$11.07	$10.48	$9.73	$8.88	$10.04
Value at end of period	$12.21	$11.65	$11.88	$11.07	$10.48	$9.73	$8.88
Number of accumulation units outstanding at end of period	38,789	862	870	878	2,559	900	2,928

Architect

CFI 30

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.19
Value at end of period	$9.68
Number of accumulation units outstanding at end of period	3,140
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.21	$10.31	$9.84
Value at end of period	$14.70	$13.21	$10.31
Number of accumulation units outstanding at end of period	5,410	5,607	6,771
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2010)
Value at beginning of period	$20.00	$15.56	$13.42	$13.34	$11.45
Value at end of period	$22.31	$20.00	$15.56	$13.42	$13.34
Number of accumulation units outstanding at end of period	2,705	2,633	605	2,077	2,994
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.52	$11.29	$10.03	$9.68
Value at end of period	$15.67	$14.52	$11.29	$10.03
Number of accumulation units outstanding at end of period	736	1,634	0	2,934
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.33	$9.48	$9.63	$9.79	$9.94	$10.07	$10.01
Value at end of period	$9.18	$9.33	$9.48	$9.63	$9.79	$9.94	$10.07
Number of accumulation units outstanding at end of period	11,334	11,454	11,570	11,709	22,180	22,494	35,940
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$16.28	$12.56	$11.21	$11.48	$8.97	$8.55
Value at end of period	$17.39	$16.28	$12.56	$11.21	$11.48	$8.97
Number of accumulation units outstanding at end of period	0	0	1,383	1,626	1,809	525
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.98	$11.12	$10.00	$10.52
Value at end of period	$13.46	$12.98	$11.12	$10.00
Number of accumulation units outstanding at end of period	2,074	2,093	2,114	2,144
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.95	$11.37	$10.36	$10.52	$9.63	$9.49
Value at end of period	$13.47	$12.95	$11.37	$10.36	$10.52	$9.63
Number of accumulation units outstanding at end of period	11,090	11,216	11,342	11,491	2,347	2,385
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.54	$11.58	$10.68	$10.62	$9.86	$9.75
Value at end of period	$12.99	$12.54	$11.58	$10.68	$10.62	$9.86
Number of accumulation units outstanding at end of period	36,746	41,107	54,984	55,637	53,150	53,406
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.27	$10.23	$9.02	$8.97	$8.14	$6.94
Value at end of period	$14.70	$13.27	$10.23	$9.02	$8.97	$8.14
Number of accumulation units outstanding at end of period	1,301	2,894	309	315	355	205

Architect

CFI 31

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$15.08	$13.60
Value at end of period	$16.69	$15.08
Number of accumulation units outstanding at end of period	345	786
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19	$9.98
Value at end of period	$11.74	$11.31	$11.83	$11.60	$11.02	$10.58	$10.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	872	1,198
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$16.65	$12.18	$10.35	$10.29	$8.26	$6.21	$6.21
Value at end of period	$17.09	$16.65	$12.18	$10.35	$10.29	$8.26	$6.21
Number of accumulation units outstanding at end of period	264	1,459	1,881	1,325	3,225	3,622	485
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$11.37	$12.66	$12.10	$10.97	$10.57	$10.30
Value at end of period	$11.48	$11.37	$12.66	$12.10	$10.97	$10.57
Number of accumulation units outstanding at end of period	0	4,823	5,192	3,884	3,854	3,683
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$11.00	$10.78	$8.72	$9.36	$8.20	$6.20
Value at end of period	$12.33	$11.00	$10.78	$8.72	$9.36	$8.20
Number of accumulation units outstanding at end of period	251	277	311	342	372	402
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$13.91	$13.85	$12.18	$11.31	$8.98	$6.71	$10.85
Value at end of period	$17.78	$13.91	$13.85	$12.18	$11.31	$8.98	$6.71
Number of accumulation units outstanding at end of period	842	989	892	971	980	1,113	1,183
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.40	$9.35	$8.46	$9.02	$8.18	$8.18
Value at end of period	$13.76	$12.40	$9.35	$8.46	$9.02	$8.18
Number of accumulation units outstanding at end of period	784	610	747	721	730	752
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.84	$11.50	$10.24	$10.69	$8.67	$7.08
Value at end of period	$16.27	$15.84	$11.50	$10.24	$10.69	$8.67
Number of accumulation units outstanding at end of period	454	501	617	671	727	782
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.21	$9.13	$7.86	$8.79	$7.16	$5.97	$9.67
Value at end of period	$11.19	$11.21	$9.13	$7.86	$8.79	$7.16	$5.97
Number of accumulation units outstanding at end of period	0	0	0	0	0	967	7,261
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$14.36	$10.73	$9.51	$10.86	$8.59	$6.27	$9.52
Value at end of period	$14.99	$14.36	$10.73	$9.51	$10.86	$8.59	$6.27
Number of accumulation units outstanding at end of period	10,632	9,265	10,247	9,348	10,827	13,772	3,576

Architect

CFI 32

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.94	$11.47	$10.35	$10.26	$9.23	$7.10	$9.77
Value at end of period	$13.37	$12.94	$11.47	$10.35	$10.26	$9.23	$7.10
Number of accumulation units outstanding at end of period	2,629	2,608	5,229	2,775	2,859	2,658	2,542
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$12.03	$9.57	$8.56	$8.77	$7.99	$6.42	$9.28
Value at end of period	$12.72	$12.03	$9.57	$8.56	$8.77	$7.99	$6.42
Number of accumulation units outstanding at end of period	6,415	6,597	3,649	4,026	3,764	2,871	588
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.39	$10.15	$8.90	$9.16	$8.40	$6.55	$9.88
Value at end of period	$12.57	$12.39	$10.15	$8.90	$9.16	$8.40	$6.55
Number of accumulation units outstanding at end of period	13,273	12,218	9,310	15,439	15,238	14,772	18,085
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.24
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	21,371
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.22	$10.03	$8.90	$9.24	$8.35	$6.85	$9.62
Value at end of period	$14.32	$13.22	$10.03	$8.90	$9.24	$8.35	$6.85
Number of accumulation units outstanding at end of period	0	52	1,875	70	2,568	2,530	481
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.63	$9.30	$7.94	$9.87	$8.34	$4.94	$9.35
Value at end of period	$8.57	$8.63	$9.30	$7.94	$9.87	$8.34	$4.94
Number of accumulation units outstanding at end of period	1,305	1,303	1,252	1,712	1,724	2,332	3,142
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2009)
Value at beginning of period	$15.81	$12.22	$10.34	$10.32	$8.53	$7.05
Value at end of period	$17.89	$15.81	$12.22	$10.34	$10.32	$8.53
Number of accumulation units outstanding at end of period	884	978	1,098	1,206	1,314	1,419
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$18.11	$13.25	$11.34	$11.68	$9.37	$9.24
Value at end of period	$19.31	$18.11	$13.25	$11.34	$11.68	$9.37
Number of accumulation units outstanding at end of period	299	655	1,402	0	0	486
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.62	$12.44	$10.92	$10.18	$9.08	$7.16	$8.59
Value at end of period	$15.00	$14.62	$12.44	$10.92	$10.18	$9.08	$7.16
Number of accumulation units outstanding at end of period	10,614	2,248	1,632	2,602	1,531	603	182
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.93	$10.36	$8.68	$9.62	$8.44	$6.16	$9.79
Value at end of period	$12.99	$12.93	$10.36	$8.68	$9.62	$8.44	$6.16
Number of accumulation units outstanding at end of period	0	54	61	68	460	475	534

Architect

CFI 33

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$14.88	$12.38	$10.99	$10.85	$9.67	$7.37	$10.03
Value at end of period	$16.43	$14.88	$12.38	$10.99	$10.85	$9.67	$7.37
Number of accumulation units outstanding at end of period	66,556	82,579	87,753	87,763	89,458	90,602	88,086
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.30	$10.41	$9.03	$9.26	$8.18	$6.65	$6.65
Value at end of period	$14.06	$13.30	$10.41	$9.03	$9.26	$8.18	$6.65
Number of accumulation units outstanding at end of period	14,456	246	2,103	346	374	414	453
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$14.92	$10.91	$9.35	$9.63	$8.39	$7.87
Value at end of period	$15.92	$14.92	$10.91	$9.35	$9.63	$8.39
Number of accumulation units outstanding at end of period	0	0	752	0	0	1,142
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$9.89	$8.38	$7.18	$8.31	$7.77	$7.70
Value at end of period	$9.06	$9.89	$8.38	$7.18	$8.31	$7.77
Number of accumulation units outstanding at end of period	1,273	3,100	749	867	2,340	3,431
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.17	$9.47	$7.90	$8.52	$8.03	$6.17	$9.26
Value at end of period	$11.65	$12.17	$9.47	$7.90	$8.52	$8.03	$6.17
Number of accumulation units outstanding at end of period	0	15,770	16,727	17,122	17,369	16,966	7,186

	Separate Account Annual Charges of 1.70%
	(Max 7 Enhanced Death Benefit)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.44	$12.04	$12.61	$14.11	$11.80	$8.73	$15.05	$11.49	$11.80
Value at end of period	$11.66	$13.44	$12.04	$12.61	$14.11	$11.80	$8.73	$15.05	$11.49
Number of accumulation units outstanding at end of period	0	0	0	0	930	934	938	943	947
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.82	$10.80	$9.54	$9.99
Value at end of period	$14.97	$13.82	$10.80	$9.54
Number of accumulation units outstanding at end of period	0	769	3,727	4,205
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$16.23	$15.63	$13.94	$13.58	$12.09	$8.23	$10.81	$10.85
Value at end of period	$16.14	$16.23	$15.63	$13.94	$13.58	$12.09	$8.23	$10.81
Number of accumulation units outstanding at end of period	0	457	0	0	0	0	0	241

Architect

CFI 34

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.66	$12.93	$12.06	$11.43	$10.62	$9.71	$10.81	$10.53
Value at end of period	$13.26	$12.66	$12.93	$12.06	$11.43	$10.62	$9.71	$10.81
Number of accumulation units outstanding at end of period	0	0	1,233	3,257	3,528	3,666	3,624	7,608
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.19	$10.30	$9.84
Value at end of period	$14.66	$13.19	$10.30
Number of accumulation units outstanding at end of period	0	0	3,095
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$20.24	$18.10
Value at end of period	$22.56	$20.24
Number of accumulation units outstanding at end of period	0	555
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.93	$11.08	$9.98	$10.28	$9.37	$9.21
Value at end of period	$13.39	$12.93	$11.08	$9.98	$10.28	$9.37
Number of accumulation units outstanding at end of period	0	3,464	3,514	3,566	3,632	3,700
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.90	$11.34	$10.33	$10.50	$9.63	$9.49
Value at end of period	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63
Number of accumulation units outstanding at end of period	1,451	6,275	5,972	6,323	6,584	6,855
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.49	$11.54	$10.65	$10.61	$9.85	$9.75
Value at end of period	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85
Number of accumulation units outstanding at end of period	0	8,659	13,660	16,041	16,287	18,382
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.68	$12.95	$11.01	$10.96	$8.81	$6.63	$11.48	$12.18
Value at end of period	$18.13	$17.68	$12.95	$11.01	$10.96	$8.81	$6.63	$11.48
Number of accumulation units outstanding at end of period	0	1,211	789	796	806	816	828	3,595
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.96	$11.73	$9.49	$10.20	$8.94	$6.82	$11.81	$12.96	$12.76
Value at end of period	$13.38	$11.96	$11.73	$9.49	$10.20	$8.94	$6.82	$11.81	$12.96
Number of accumulation units outstanding at end of period	0	712	718	725	1,593	1,607	1,620	1,854	875
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$12.44	$12.40	$10.91	$10.14	$8.06	$6.03	$9.98	$13.04
Value at end of period	$15.88	$12.44	$12.40	$10.91	$10.14	$8.06	$6.03	$9.98
Number of accumulation units outstanding at end of period	0	0	0	752	757	764	771	779
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.48	$10.18	$9.22	$9.84	$8.93	$6.90	$11.55	$11.76
Value at end of period	$14.95	$13.48	$10.18	$9.22	$9.84	$8.93	$6.90	$11.55
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	676

Architect

CFI 35

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.20	$11.77	$10.49	$10.96	$8.90	$7.26	$11.20	$11.51
Value at end of period	$16.61	$16.20	$11.77	$10.49	$10.96	$8.90	$7.26	$11.20
Number of accumulation units outstanding at end of period	0	0	0	1,703	1,715	1,731	1,747	1,764
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$16.74	$12.52	$11.11	$12.69	$10.06	$7.35	$12.29	$11.94
Value at end of period	$17.45	$16.74	$12.52	$11.11	$12.69	$10.06	$7.35	$12.29
Number of accumulation units outstanding at end of period	0	0	0	1,449	1,458	1,472	1,486	1,500
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2007)
Value at beginning of period	$13.98	$12.40	$11.20	$11.11	$10.01	$7.71	$11.09	$11.51
Value at end of period	$14.43	$13.98	$12.40	$11.20	$11.11	$10.01	$7.71	$11.09
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	469
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$13.53	$13.31
Value at end of period	$14.29	$13.53
Number of accumulation units outstanding at end of period	0	553
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$11.40	$9.35	$8.21	$8.45	$7.76	$6.06	$9.59	$9.69
Value at end of period	$11.56	$11.40	$9.35	$8.21	$8.45	$7.76	$6.06	$9.59
Number of accumulation units outstanding at end of period	1,785	3,827	3,984	4,163	4,220	4,273	4,331	11,784
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$12.68	$10.35	$9.36	$9.65	$8.76	$7.28	$9.69	$10.02
Value at end of period	$13.55	$12.68	$10.35	$9.36	$9.65	$8.76	$7.28	$9.69
Number of accumulation units outstanding at end of period	1,036	2,233	1,670	1,769	1,791	1,814	1,839	509
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$15.10	$16.29	$13.91	$17.32	$14.64	$8.68	$18.12	$13.54
Value at end of period	$14.98	$15.10	$16.29	$13.91	$17.32	$14.64	$8.68	$18.12
Number of accumulation units outstanding at end of period	0	0	0	725	729	736	743	2,660
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2013)
Value at beginning of period	$15.72	$15.38
Value at end of period	$17.77	$15.72
Number of accumulation units outstanding at end of period	0	479
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$17.63	$15.02	$13.20	$12.31	$10.99	$8.67	$12.35	$12.54
Value at end of period	$18.07	$17.63	$15.02	$13.20	$12.31	$10.99	$8.67	$12.35
Number of accumulation units outstanding at end of period	0	760	766	773	783	793	804	814
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.44	$13.68	$12.16	$12.02	$10.72	$8.19	$11.49	$11.19	$11.10
Value at end of period	$18.12	$16.44	$13.68	$12.16	$12.02	$10.72	$8.19	$11.49	$11.19
Number of accumulation units outstanding at end of period	2,077	2,222	2,386	2,577	4,584	4,627	4,669	2,002	2,012

Architect

CFI 36

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.95	$10.98	$9.28
Value at end of period	$11.85	$12.95	$10.98
Number of accumulation units outstanding at end of period	0	536	540

	Separate Account Annual Charges of 1.70%change
(Standard Death Benefit and Premium Credit Rider with Standard Surrender Charge Schedule)

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during June 2008)
Value at beginning of period	$11.78	$10.48	$9.69	$10.23	$9.48	$7.97	$9.84
Value at end of period	$11.81	$11.78	$10.48	$9.69	$10.23	$9.48	$7.97
Number of accumulation units outstanding at end of period	28,963	28,982	41,488	44,687	61,011	47,697	22,563
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.37
Value at end of period	$10.60
Number of accumulation units outstanding at end of period	2,245
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during February 2011)
Value at beginning of period	$9.36	$8.41	$8.83	$10.57
Value at end of period	$8.08	$9.36	$8.41	$8.83
Number of accumulation units outstanding at end of period	1,702	598	673	5,689
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.17	$8.21	$8.60	$9.63	$8.05	$5.96	$9.48
Value at end of period	$7.95	$9.17	$8.21	$8.60	$9.63	$8.05	$5.96
Number of accumulation units outstanding at end of period	10,869	10,721	11,579	29,640	40,960	45,463	31,442
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.62	$8.62	$7.61	$8.06	$7.74	$6.06	$10.14
Value at end of period	$9.92	$9.62	$8.62	$7.61	$8.06	$7.74	$6.06
Number of accumulation units outstanding at end of period	3,187	3,529	3,479	3,898	20,071	18,734	17,821
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.82	$10.80	$9.54	$9.99
Value at end of period	$14.97	$13.82	$10.80	$9.54
Number of accumulation units outstanding at end of period	8,813	6,112	6,591	10,474
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$13.28	$10.36	$9.13	$9.02
Value at end of period	$14.42	$13.28	$10.36	$9.13
Number of accumulation units outstanding at end of period	5,347	5,395	5,820	6,734

Architect

CFI 37

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2010)
Value at beginning of period	$14.13	$13.84	$10.96	$13.67	$12.64
Value at end of period	$14.36	$14.13	$13.84	$10.96	$13.67
Number of accumulation units outstanding at end of period	365	365	258	261	263
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.08	$14.52	$12.96	$12.62	$11.24	$7.65	$10.05
Value at end of period	$15.00	$15.08	$14.52	$12.96	$12.62	$11.24	$7.65
Number of accumulation units outstanding at end of period	16,533	16,944	17,260	17,008	16,686	224	227
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$11.58	$11.82	$11.03	$10.45	$9.71	$8.88	$9.81
Value at end of period	$12.12	$11.58	$11.82	$11.03	$10.45	$9.71	$8.88
Number of accumulation units outstanding at end of period	371,847	42,267	36,494	46,450	30,472	14,377	6,016
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.19
Value at end of period	$9.67
Number of accumulation units outstanding at end of period	27,626
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$9.58	$8.04	$6.91	$8.02	$7.58	$7.71
Value at end of period	$8.83	$9.58	$8.04	$6.91	$8.02	$7.58
Number of accumulation units outstanding at end of period	814	754	780	777	753	720
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2011)
Value at beginning of period	$12.12	$9.88	$9.34	$10.07
Value at end of period	$11.27	$12.12	$9.88	$9.34
Number of accumulation units outstanding at end of period	0	0	0	2,984
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.19	$10.30	$9.84
Value at end of period	$14.66	$13.19	$10.30
Number of accumulation units outstanding at end of period	21,135	22,495	23,659
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2009)
Value at beginning of period	$19.89	$15.49	$13.38	$13.31	$11.85	$9.28
Value at end of period	$22.17	$19.89	$15.49	$13.38	$13.31	$11.85
Number of accumulation units outstanding at end of period	32,033	6,956	3,184	7,473	6,047	1,236
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2011)
Value at beginning of period	$14.47	$11.27	$10.02	$9.68
Value at end of period	$15.61	$14.47	$11.27	$10.02
Number of accumulation units outstanding at end of period	12,336	4,688	1,114	1,065
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$9.27	$9.43	$9.60	$9.76	$9.92	$10.06	$10.01
Value at end of period	$9.12	$9.27	$9.43	$9.60	$9.76	$9.92	$10.06
Number of accumulation units outstanding at end of period	102,721	99,727	104,447	142,034	153,053	161,282	111,644

Architect

CFI 38

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$16.19	$12.50	$11.17	$11.45	$8.96	$6.46	$10.27
Value at end of period	$17.27	$16.19	$12.50	$11.17	$11.45	$8.96	$6.46
Number of accumulation units outstanding at end of period	22,927	22,406	14,957	16,203	17,576	9,557	9,782
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.92	$9.67	$9.11	$8.81	$8.31	$8.25
Value at end of period	$10.32	$9.92	$9.67	$9.11	$8.81	$8.31
Number of accumulation units outstanding at end of period	20,959	21,178	22,328	22,110	182,305	183,416
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.93	$11.08	$9.98	$10.28	$9.37	$9.21
Value at end of period	$13.39	$12.93	$11.08	$9.98	$10.28	$9.37
Number of accumulation units outstanding at end of period	185,462	188,457	191,576	196,086	66,239	66,240
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.90	$11.34	$10.33	$10.50	$9.63	$9.49
Value at end of period	$13.40	$12.90	$11.34	$10.33	$10.50	$9.63
Number of accumulation units outstanding at end of period	31,974	38,011	67,278	89,650	99,213	113,247
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.49	$11.54	$10.65	$10.61	$9.85	$9.75
Value at end of period	$12.92	$12.49	$11.54	$10.65	$10.61	$9.85
Number of accumulation units outstanding at end of period	76,528	81,477	79,254	81,658	74,319	76,943
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.80	$16.06	$14.30	$14.00	$12.66	$10.83
Value at end of period	$23.05	$20.80	$16.06	$14.30	$14.00	$12.66
Number of accumulation units outstanding at end of period	809	837	1,022	1,646	2,336	7,735
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.19	$10.18	$8.99	$8.95	$8.13	$6.93
Value at end of period	$14.60	$13.19	$10.18	$8.99	$8.95	$8.13
Number of accumulation units outstanding at end of period	4,782	5,181	1,539	1,607	1,683	1,697
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2011)
Value at beginning of period	$19.86	$15.37	$13.48	$13.39
Value at end of period	$21.91	$19.86	$15.37	$13.48
Number of accumulation units outstanding at end of period	364	390	439	469
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.23	$17.52	$15.43	$16.04	$12.97	$11.56
Value at end of period	$25.37	$23.23	$17.52	$15.43	$16.04	$12.97
Number of accumulation units outstanding at end of period	5,924	6,274	6,754	7,221	6,878	2,164
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.99	$11.39	$9.93	$10.32	$8.40	$6.12	$9.57
Value at end of period	$16.57	$14.99	$11.39	$9.93	$10.32	$8.40	$6.12
Number of accumulation units outstanding at end of period	1,561	2,069	918	998	5,062	5,670	5,181

Architect

CFI 39

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.63	$11.49	$10.09	$10.71	$8.64	$6.95	$10.36
Value at end of period	$16.08	$15.63	$11.49	$10.09	$10.71	$8.64	$6.95
Number of accumulation units outstanding at end of period	992	788	677	737	2,900	3,175	2,738
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.79	$11.69	$10.41	$10.88	$8.92	$7.13	$10.19
Value at end of period	$16.49	$15.79	$11.69	$10.41	$10.88	$8.92	$7.13
Number of accumulation units outstanding at end of period	1,355	1,369	1,486	1,508	1,375	1,687	752
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$11.25	$11.77	$11.56	$10.99	$10.56	$10.18	$9.96
Value at end of period	$11.66	$11.25	$11.77	$11.56	$10.99	$10.56	$10.18
Number of accumulation units outstanding at end of period	8,292	11,538	17,003	29,901	17,146	17,134	15,669
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$16.55	$12.12	$10.31	$10.26	$8.25	$6.20	$10.14
Value at end of period	$16.98	$16.55	$12.12	$10.31	$10.26	$8.25	$6.20
Number of accumulation units outstanding at end of period	13,486	8,305	9,309	10,046	9,127	8,546	7,361
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$11.32	$12.61	$12.06	$10.95	$10.56	$10.53
Value at end of period	$11.41	$11.32	$12.61	$12.06	$10.95	$10.56
Number of accumulation units outstanding at end of period	11,594	9,497	13,283	10,455	11,040	3,680
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$10.93	$10.73	$8.68	$9.33	$8.18	$6.24	$10.69
Value at end of period	$12.24	$10.93	$10.73	$8.68	$9.33	$8.18	$6.24
Number of accumulation units outstanding at end of period	3,777	4,069	4,494	15,380	26,656	27,444	22,635
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.32	$9.30	$8.43	$9.00	$8.17	$6.31	$9.96
Value at end of period	$13.67	$12.32	$9.30	$8.43	$9.00	$8.17	$6.31
Number of accumulation units outstanding at end of period	12,404	13,164	14,303	15,035	22,436	15,470	8,393
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$15.75	$11.44	$10.19	$10.66	$8.65	$7.06	$10.33
Value at end of period	$16.15	$15.75	$11.44	$10.19	$10.66	$8.65	$7.06
Number of accumulation units outstanding at end of period	3,736	3,942	4,455	4,853	5,016	5,114	5,150
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.14	$9.08	$7.83	$8.77	$7.14	$5.97	$10.07
Value at end of period	$11.11	$11.14	$9.08	$7.83	$8.77	$7.14	$5.97
Number of accumulation units outstanding at end of period	4,395	4,488	4,984	6,766	6,852	7,354	7,092
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.28	$10.68	$9.47	$10.82	$8.58	$6.27	$9.41
Value at end of period	$14.88	$14.28	$10.68	$9.47	$10.82	$8.58	$6.27
Number of accumulation units outstanding at end of period	14,028	8,986	9,406	9,498	9,480	1,750	169

Architect

CFI 40

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$12.86	$11.41	$10.31	$10.23	$9.21	$7.10	$9.87
Value at end of period	$13.28	$12.86	$11.41	$10.31	$10.23	$9.21	$7.10
Number of accumulation units outstanding at end of period	6,329	5,689	3,923	4,817	3,950	3,725	4,518
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.95	$9.52	$8.53	$8.74	$7.97	$6.41	$9.86
Value at end of period	$12.63	$11.95	$9.52	$8.53	$8.74	$7.97	$6.41
Number of accumulation units outstanding at end of period	15,910	10,105	10,977	12,251	11,673	17,382	14,312
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during January 2008)
Value at beginning of period	$12.31	$10.10	$8.86	$9.13	$8.39	$6.55	$9.79
Value at end of period	$12.49	$12.31	$10.10	$8.86	$9.13	$8.39	$6.55
Number of accumulation units outstanding at end of period	90,697	93,057	97,880	141,324	158,364	163,937	150,052
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2009)
Value at beginning of period	$13.89	$10.47	$8.97	$9.32	$8.24	$7.99
Value at end of period	$14.90	$13.89	$10.47	$8.97	$9.32	$8.24
Number of accumulation units outstanding at end of period	10,580	9,839	10,623	11,423	11,529	9,071
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$13.28	$10.84	$9.80	$10.11	$9.17	$7.63	$9.28
Value at end of period	$14.20	$13.28	$10.84	$9.80	$10.11	$9.17	$7.63
Number of accumulation units outstanding at end of period	35,507	15,363	13,315	14,052	15,469	16,959	13,009
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.24
Value at end of period	$10.90
Number of accumulation units outstanding at end of period	20,176
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$13.14	$9.98	$8.86	$9.21	$8.27
Value at end of period	$14.22	$13.14	$9.98	$8.86	$9.21
Number of accumulation units outstanding at end of period	2,444	2,516	2,979	2,231	3,064
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$8.58	$9.26	$7.91	$9.84	$8.32	$4.93	$9.45
Value at end of period	$8.51	$8.58	$9.26	$7.91	$9.84	$8.32	$4.93
Number of accumulation units outstanding at end of period	15,705	10,479	8,833	12,483	23,343	24,456	23,382
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2008)
Value at beginning of period	$15.72	$12.16	$10.31	$10.30	$8.52	$6.89	$10.23
Value at end of period	$17.77	$15.72	$12.16	$10.31	$10.30	$8.52	$6.89
Number of accumulation units outstanding at end of period	10,081	10,381	8,700	9,415	9,653	9,903	6,207
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$18.01	$13.18	$11.30	$11.65	$9.35	$9.06
Value at end of period	$19.18	$18.01	$13.18	$11.30	$11.65	$9.35
Number of accumulation units outstanding at end of period	7,823	1,893	3,271	1,026	456	613

Architect

CFI 41

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.54	$12.38	$10.88	$10.15	$9.06	$7.15	$9.52
Value at end of period	$14.90	$14.54	$12.38	$10.88	$10.15	$9.06	$7.15
Number of accumulation units outstanding at end of period	9,550	8,996	8,145	7,121	6,283	6,425	5,118
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.79	$12.31	$10.94	$10.82	$9.65	$7.37	$9.84
Value at end of period	$16.31	$14.79	$12.31	$10.94	$10.82	$9.65	$7.37
Number of accumulation units outstanding at end of period	143,760	131,826	135,639	135,231	131,818	127,732	104,548
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$13.22	$10.36	$8.99	$9.23	$8.17	$6.65	$9.84
Value at end of period	$13.96	$13.22	$10.36	$8.99	$9.23	$8.17	$6.65
Number of accumulation units outstanding at end of period	3,934	4,285	7,080	4,265	742	140	136
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2012)
Value at beginning of period	$14.83	$10.86	$11.03
Value at end of period	$15.81	$14.83	$10.86
Number of accumulation units outstanding at end of period	3,651	3,070	2,630
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.00	$8.01	$6.86	$7.96	$7.12	$5.26	$9.26
Value at end of period	$8.75	$9.00	$8.01	$6.86	$7.96	$7.12	$5.26
Number of accumulation units outstanding at end of period	14,372	5,078	5,126	5,113	5,147	7,167	5,410
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.83	$8.33	$7.15	$8.28	$7.76	$5.99	$9.08
Value at end of period	$9.00	$9.83	$8.33	$7.15	$8.28	$7.76	$5.99
Number of accumulation units outstanding at end of period	20,895	20,133	18,096	13,154	13,276	10,579	1,544
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$12.10	$9.42	$7.87	$8.49	$8.02	$6.16	$6.73
Value at end of period	$11.56	$12.10	$9.42	$7.87	$8.49	$8.02	$6.16
Number of accumulation units outstanding at end of period	327	353	372	393	254	0	675

Separate Account Annual Charges of 1.80%

	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during November 2008)
Value at beginning of period	$11.71	$10.42	$9.65	$10.20	$9.46	$7.97	$7.56
Value at end of period	$11.73	$11.71	$10.42	$9.65	$10.20	$9.46	$7.97
Number of accumulation units outstanding at end of period	0	1,034	5,475	11,077	12,194	4,234	3,871
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2011)
Value at beginning of period	$9.33	$8.39	$8.82	$8.61
Value at end of period	$8.05	$9.33	$8.39	$8.82
Number of accumulation units outstanding at end of period	0	0	0	4,086

Architect

CFI 42

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.34	$11.96	$12.54	$14.05	$11.76	$8.71	$15.03	$11.49	$10.88
Value at end of period	$11.56	$13.34	$11.96	$12.54	$14.05	$11.76	$8.71	$15.03	$11.49
Number of accumulation units outstanding at end of period	0	6,125	12,176	10,613	11,435	11,971	15,289	13,945	510
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.78	$10.78	$9.53	$9.99
Value at end of period	$14.91	$13.78	$10.78	$9.53
Number of accumulation units outstanding at end of period	0	7,418	13,670	14,167
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$13.20	$10.32	$9.10	$9.31	$8.33	$6.52	$10.03
Value at end of period	$14.32	$13.20	$10.32	$9.10	$9.31	$8.33	$6.52
Number of accumulation units outstanding at end of period	0	1,740	22,554	22,683	0	450	755
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.54	$11.78	$10.22	$10.56	$8.84	$6.85	$11.20	$10.83	$10.90
Value at end of period	$16.68	$15.54	$11.78	$10.22	$10.56	$8.84	$6.85	$11.20	$10.83
Number of accumulation units outstanding at end of period	0	0	528	550	556	4,525	5,008	5,085	509
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.57	$12.85	$11.99	$11.38	$10.58	$9.68	$10.79	$10.40	$10.31
Value at end of period	$13.14	$12.57	$12.85	$11.99	$11.38	$10.58	$9.68	$10.79	$10.40
Number of accumulation units outstanding at end of period	3,593	20,607	27,465	27,474	27,776	28,237	27,902	29,193	5,231
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.17	$10.29	$9.84
Value at end of period	$14.62	$13.17	$10.29
Number of accumulation units outstanding at end of period	0	49,758	57,135
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$20.09	$17.98
Value at end of period	$22.37	$20.09
Number of accumulation units outstanding at end of period	0	8,608
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.43	$13.18
Value at end of period	$15.55	$14.43
Number of accumulation units outstanding at end of period	0	1,591
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.66	$9.84	$10.02	$10.20	$10.38	$10.54	$10.52
Value at end of period	$9.49	$9.66	$9.84	$10.02	$10.20	$10.38	$10.54
Number of accumulation units outstanding at end of period	0	0	18,852	20,146	0	3,732	2,063
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$16.09	$12.44	$11.12	$11.42	$9.00
Value at end of period	$17.16	$16.09	$12.44	$11.12	$11.42
Number of accumulation units outstanding at end of period	0	674	425	2,709	3,144

Architect

CFI 43

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.39	$10.46	$9.66	$10.30	$9.06	$7.43	$11.59	$12.21
Value at end of period	$15.12	$13.39	$10.46	$9.66	$10.30	$9.06	$7.43	$11.59
Number of accumulation units outstanding at end of period	0	498	505	513	521	528	538	544
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.88	$11.05	$9.96	$10.27	$9.36	$9.21
Value at end of period	$13.32	$12.88	$11.05	$9.96	$10.27	$9.36
Number of accumulation units outstanding at end of period	11,742	253,426	325,987	332,312	339,402	343,711
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.84	$11.30	$10.31	$10.49	$9.62	$9.49
Value at end of period	$13.33	$12.84	$11.30	$10.31	$10.49	$9.62
Number of accumulation units outstanding at end of period	0	35,718	73,278	81,183	93,060	98,436
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during August 2011)
Value at beginning of period	$12.44	$11.51	$10.63	$10.80
Value at end of period	$12.85	$12.44	$11.51	$10.63
Number of accumulation units outstanding at end of period	0	2,281	2,310	4,680
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$13.12	$10.13	$8.95	$8.92	$8.11	$6.92
Value at end of period	$14.50	$13.12	$10.13	$8.95	$8.92	$8.11
Number of accumulation units outstanding at end of period	0	3,770	12,732	12,677	12,669	10,898
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$23.12	$17.45	$15.38	$16.02	$12.96	$11.55
Value at end of period	$25.22	$23.12	$17.45	$15.38	$16.02	$12.96
Number of accumulation units outstanding at end of period	0	2,281	2,531	2,574	2,607	2,110
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.18	$11.72	$11.52	$10.96	$10.54	$10.17	$10.01
Value at end of period	$11.58	$11.18	$11.72	$11.52	$10.96	$10.54	$10.17
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	497
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.55	$12.87	$10.95	$10.91	$8.78	$6.61	$11.46	$11.00	$11.05
Value at end of period	$17.98	$17.55	$12.87	$10.95	$10.91	$8.78	$6.61	$11.46	$11.00
Number of accumulation units outstanding at end of period	0	14,030	8,583	9,080	11,617	14,751	15,513	17,010	502
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2010)
Value at beginning of period	$11.27	$12.57	$12.03	$10.94	$10.66
Value at end of period	$11.35	$11.27	$12.57	$12.03	$10.94
Number of accumulation units outstanding at end of period	0	2,459	2,643	2,846	3,061
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2007)
Value at beginning of period	$11.87	$11.65	$9.44	$10.15	$8.91	$6.80	$11.79	$13.86
Value at end of period	$13.27	$11.87	$11.65	$9.44	$10.15	$8.91	$6.80	$11.79
Number of accumulation units outstanding at end of period	0	2,150	2,123	2,182	2,208	2,472	2,511	2,374

Architect

CFI 44

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$12.34	$12.31	$10.85	$10.09	$8.03	$6.02	$10.73	$12.34	$12.44
Value at end of period	$15.74	$12.34	$12.31	$10.85	$10.09	$8.03	$6.02	$9.97	$12.34
Number of accumulation units outstanding at end of period	0	0	0	0	1,712	1,732	2,714	0	6,237
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.38	$10.11	$9.17	$9.79	$8.90	$6.89	$11.54	$11.28	$10.74
Value at end of period	$14.82	$13.38	$10.11	$9.17	$9.79	$8.90	$6.89	$11.54	$11.28
Number of accumulation units outstanding at end of period	0	4,788	15,672	15,794	15,221	17,333	17,342	15,356	9,219
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$16.08	$11.70	$10.43	$10.91	$8.87	$7.24	$11.19	$11.06	$10.98
Value at end of period	$16.47	$16.08	$11.70	$10.43	$10.91	$8.87	$7.24	$11.19	$11.06
Number of accumulation units outstanding at end of period	0	2,829	7,008	7,436	8,671	9,402	9,574	10,312	3,473
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$10.79	$8.81	$7.60	$8.52	$6.95	$5.81	$10.39	$11.11
Value at end of period	$10.75	$10.79	$8.81	$7.60	$8.52	$6.95	$5.81	$10.39
Number of accumulation units outstanding at end of period	0	0	0	0	1,200	1,312	1,248	1,188
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$16.62	$12.44	$11.05	$12.64	$10.02	$7.33	$12.27	$11.04
Value at end of period	$17.30	$16.62	$12.44	$11.05	$12.64	$10.02	$7.33	$12.27
Number of accumulation units outstanding at end of period	0	7,043	12,447	14,068	14,600	16,964	16,252	16,263
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2007)
Value at beginning of period	$13.87	$12.32	$11.14	$11.06	$9.97	$7.69	$11.07	$11.08
Value at end of period	$14.30	$13.87	$12.32	$11.14	$11.06	$9.97	$7.69	$11.07
Number of accumulation units outstanding at end of period	0	2,303	2,263	2,773	2,740	1,178	1,152	1,096
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.44	$10.71	$9.61	$9.86	$9.00	$7.24	$11.85	$11.68
Value at end of period	$14.18	$13.44	$10.71	$9.61	$9.86	$9.00	$7.24	$11.85
Number of accumulation units outstanding at end of period	0	3,164	3,160	3,822	3,750	2,191	2,113	1,989
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.32	$9.30	$8.17	$8.42	$7.74	$6.05	$9.58	$10.14
Value at end of period	$11.47	$11.32	$9.30	$8.17	$8.42	$7.74	$6.05	$9.58
Number of accumulation units outstanding at end of period	32,945	102,888	105,805	109,413	113,057	144,923	154,346	118,674
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$14.26	$10.76	$9.23	$9.60	$8.49	$6.73	$10.78	$11.84
Value at end of period	$15.29	$14.26	$10.76	$9.23	$9.60	$8.49	$6.73	$10.78
Number of accumulation units outstanding at end of period	0	0	0	0	1,065	1,074	1,077	1,145
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.60	$10.29	$9.31	$9.61	$8.73	$7.27	$9.68	$9.65
Value at end of period	$13.45	$12.60	$10.29	$9.31	$9.61	$8.73	$7.27	$9.68
Number of accumulation units outstanding at end of period	0	0	0	0	0	279	280	89

Architect

CFI 45

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.60	$11.10	$9.87	$10.27	$9.30	$7.64	$11.47	$11.39	$11.17
Value at end of period	$15.79	$14.60	$11.10	$9.87	$10.27	$9.30	$7.64	$11.47	$11.39
Number of accumulation units outstanding at end of period	0	0	560	565	571	567	556	561	497
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$14.98	$16.18	$13.84	$17.24	$14.59	$8.66	$18.10	$13.31	$12.61
Value at end of period	$14.85	$14.98	$16.18	$13.84	$17.24	$14.59	$8.66	$18.10	$13.31
Number of accumulation units outstanding at end of period	175	5,404	6,608	6,456	16,769	16,903	16,637	18,433	8,140
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2011)
Value at beginning of period	$17.83	$13.07	$11.21	$10.28
Value at end of period	$18.98	$17.83	$13.07	$11.21
Number of accumulation units outstanding at end of period	0	9,996	3,677	3,678
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.50	$14.92	$13.12	$12.25	$10.95	$8.65	$12.34	$12.17
Value at end of period	$17.92	$17.50	$14.92	$13.12	$12.25	$10.95	$8.65	$12.34
Number of accumulation units outstanding at end of period	0	2,074	2,075	2,075	0	1,985	1,985	570
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$14.71	$11.81	$9.91	$11.01	$9.68	$7.08	$12.11	$11.71
Value at end of period	$14.75	$14.71	$11.81	$9.91	$11.01	$9.68	$7.08	$12.11
Number of accumulation units outstanding at end of period	0	4,643	4,659	4,651	4,608	4,608	4,612	4,171
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.31	$13.59	$12.09	$11.96	$10.68	$8.16	$11.47	$11.91
Value at end of period	$17.97	$16.31	$13.59	$12.09	$11.96	$10.68	$8.16	$11.47
Number of accumulation units outstanding at end of period	0	14,485	11,323	14,043	14,865	13,054	13,795	14,572
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.49	$11.38	$9.88	$10.15	$8.99	$7.33	$11.60	$11.54
Value at end of period	$15.30	$14.49	$11.38	$9.88	$10.15	$8.99	$7.33	$11.60
Number of accumulation units outstanding at end of period	0	0	1,912	1,926	0	2,118	2,116	604
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$14.18	$10.40	$8.93	$9.21	$8.04	$5.74	$10.15	$10.47
Value at end of period	$15.10	$14.18	$10.40	$8.93	$9.21	$8.04	$5.74	$10.15
Number of accumulation units outstanding at end of period	0	810	899	949	952	960	1,007	994
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.09	$10.77	$9.23	$10.73	$9.60	$7.10	$14.33	$12.10	$11.06
Value at end of period	$11.74	$12.09	$10.77	$9.23	$10.73	$9.60	$7.10	$14.33	$12.10
Number of accumulation units outstanding at end of period	0	1,757	14,301	14,234	14,221	14,212	14,270	14,024	12,684
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$12.85	$10.91	$9.36	$10.86	$10.18	$7.87	$13.48	$13.17
Value at end of period	$11.75	$12.85	$10.91	$9.36	$10.86	$10.18	$7.87	$13.48
Number of accumulation units outstanding at end of period	0	1,424	15,221	0	941	896	921	10

Architect

CFI 46

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.58	$10.59	$8.86	$9.56	$9.04	$6.96	$11.74	$11.67	$11.43
Value at end of period	$12.97	$13.58	$10.59	$8.86	$9.56	$9.04	$6.96	$11.74	$11.67
Number of accumulation units outstanding at end of period	0	1,691	1,765	2,474	8,439	8,294	8,275	8,231	5,946

	Separate Account Annual Charges of 1.95%

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during September 2011)
Value at beginning of period	$11.61	$10.35	$9.60	$9.73
Value at end of period	$11.61	$11.61	$10.35	$9.60
Number of accumulation units outstanding at end of period	10,047	10,120	10,185	10,255
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.41	$11.68	$10.92	$10.37	$9.66	$8.85	$9.97
Value at end of period	$11.91	$11.41	$11.68	$10.92	$10.37	$9.66	$8.85
Number of accumulation units outstanding at end of period	3,429	965	938	959	965	969	953
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.79	$10.99	$9.92	$10.25	$9.36	$9.21
Value at end of period	$13.21	$12.79	$10.99	$9.92	$10.25	$9.36
Number of accumulation units outstanding at end of period	5,854	6,557	6,610	6,665	6,713	6,770
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.76	$11.25	$10.28	$10.47	$9.62	$9.49
Value at end of period	$13.23	$12.76	$11.25	$10.28	$10.47	$9.62
Number of accumulation units outstanding at end of period	26,128	26,182	26,369	28,643	28,868	29,084
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.36	$11.45	$10.60	$10.58	$9.85	$9.75
Value at end of period	$12.75	$12.36	$11.45	$10.60	$10.58	$9.85
Number of accumulation units outstanding at end of period	2,052	2,071	2,092	2,112	2,133	2,153
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$16.30	$11.97	$10.20	$10.18	$8.21	$6.19	$9.47
Value at end of period	$16.68	$16.30	$11.97	$10.20	$10.18	$8.21	$6.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,075	1,090
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.06	$10.54	$9.38	$10.74	$8.53	$6.25	$9.55
Value at end of period	$14.62	$14.06	$10.54	$9.38	$10.74	$8.53	$6.25
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,068	1,082

Architect

CFI 47

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$13.09	$10.71	$9.70	$10.03	$9.13	$7.61	$9.70
Value at end of period	$13.95	$13.09	$10.71	$9.70	$10.03	$9.13	$7.61
Number of accumulation units outstanding at end of period	2,993	1,580	1,596	1,613	1,628	1,643	1,660
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.57	$12.16	$10.83	$10.74	$9.60	$7.35	$9.83
Value at end of period	$16.03	$14.57	$12.16	$10.83	$10.74	$9.60	$7.35
Number of accumulation units outstanding at end of period	2,207	2,230	2,251	6,175	6,252	6,370	6,621
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$9.68	$8.23	$7.08	$8.22	$7.72	$5.97	$9.27
Value at end of period	$8.84	$9.68	$8.23	$7.08	$8.22	$7.72	$5.97
Number of accumulation units outstanding at end of period	1,310	1,175	1,227	1,149	1,166	1,150	1,227

Separate Account Annual Charges of 2.00% (Max 7 Enhanced Death Benefit and Premium Credit Rider with Optional Surrender charge Schedule Rider on Contract Purchased Before January 28, 2008)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$13.14	$11.80	$12.40	$13.92	$11.68	$8.66	$14.98	$11.01
Value at end of period	$11.36	$13.14	$11.80	$12.40	$13.92	$11.68	$8.66	$14.98
Number of accumulation units outstanding at end of period	183	5,813	6,617	6,782	8,105	8,426	8,529	7,929
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$9.45	$8.49	$7.52	$7.99	$7.70	$6.04	$9.56
Value at end of period	$9.72	$9.45	$8.49	$7.52	$7.99	$7.70	$6.04
Number of accumulation units outstanding at end of period	0	0	0	4,180	4,232	4,307	4,396
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.70	$10.74	$9.51	$9.99
Value at end of period	$14.79	$13.70	$10.74	$9.51
Number of accumulation units outstanding at end of period	0	6,497	6,886	9,946
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$13.05	$10.22	$9.03	$9.26	$8.30	$7.57
Value at end of period	$14.13	$13.05	$10.22	$9.03	$9.26	$8.30
Number of accumulation units outstanding at end of period	210	2,968	3,653	4,965	3,535	3,531
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.38	$12.68	$11.86	$11.28	$10.50	$9.63	$10.76	$10.39	$10.37
Value at end of period	$12.92	$12.38	$12.68	$11.86	$11.28	$10.50	$9.63	$10.76	$10.39
Number of accumulation units outstanding at end of period	0	11,896	11,288	10,961	12,789	12,807	11,623	14,338	3,933

Architect

CFI 48

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.12	$10.28	$9.83
Value at end of period	$14.54	$13.12	$10.28
Number of accumulation units outstanding at end of period	0	8,245	9,059
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$19.79	$17.72
Value at end of period	$21.98	$19.79
Number of accumulation units outstanding at end of period	0	1,649
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.34	$13.11
Value at end of period	$15.42	$14.34
Number of accumulation units outstanding at end of period	0	1,198
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$20.50	$15.88	$14.18	$13.93	$12.63	$10.83
Value at end of period	$22.65	$20.50	$15.88	$14.18	$13.93	$12.63
Number of accumulation units outstanding at end of period	0	0	0	2,700	2,734	2,785
VOYA RUSSELLTM LARGE CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$12.96	$10.04	$9.87
Value at end of period	$14.31	$12.96	$10.04
Number of accumulation units outstanding at end of period	0	0	2,363
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$19.58	$15.20	$14.96
Value at end of period	$21.53	$19.58	$15.20
Number of accumulation units outstanding at end of period	0	0	1,559
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.90	$17.32	$15.30	$15.96	$12.94	$11.54
Value at end of period	$24.93	$22.90	$17.32	$15.30	$15.96	$12.94
Number of accumulation units outstanding at end of period	0	0	199	203	433	582
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.73	$11.23	$11.03
Value at end of period	$16.24	$14.73	$11.23
Number of accumulation units outstanding at end of period	0	0	2,116
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$17.28	$12.70	$10.83	$10.81	$8.72	$6.58	$11.43	$11.00
Value at end of period	$17.67	$17.28	$12.70	$10.83	$10.81	$8.72	$6.58	$11.43
Number of accumulation units outstanding at end of period	126	127	719	748	1,090	1,316	1,352	954
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$11.16	$12.47	$12.51
Value at end of period	$11.21	$11.16	$12.47
Number of accumulation units outstanding at end of period	0	0	3,732

Architect

CFI 49

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.69	$11.50	$9.34	$10.06	$8.85	$6.77	$11.75	$12.94	$11.93
Value at end of period	$13.04	$11.69	$11.50	$9.34	$10.06	$8.85	$6.77	$11.75	$12.94
Number of accumulation units outstanding at end of period	0	942	962	1,048	1,226	1,328	1,370	3,289	1,710
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.17	$9.98	$9.07	$9.70	$8.84	$6.85	$11.50	$11.27	$10.79
Value at end of period	$14.56	$13.17	$9.98	$9.07	$9.70	$8.84	$6.85	$11.50	$11.27
Number of accumulation units outstanding at end of period	245	246	1,559	3,333	6,183	6,502	6,582	5,647	1,890
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.83	$11.54	$10.31	$10.81	$8.81	$7.20	$11.15	$11.05	$10.59
Value at end of period	$16.19	$15.83	$11.54	$10.31	$10.81	$8.81	$7.20	$11.15	$11.05
Number of accumulation units outstanding at end of period	0	1,262	1,423	1,504	1,395	1,510	1,424	5,128	2,889
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$16.36	$12.27	$10.93	$12.52	$9.95	$7.29	$12.23	$10.81
Value at end of period	$17.00	$16.36	$12.27	$10.93	$12.52	$9.95	$7.29	$12.23
Number of accumulation units outstanding at end of period	0	1,033	1,373	2,931	3,297	3,616	3,730	3,069
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.66	$12.16	$11.01	$10.96	$9.90	$7.65	$11.04	$11.21
Value at end of period	$14.06	$13.66	$12.16	$11.01	$10.96	$9.90	$7.65	$11.04
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	259
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.26	$10.59	$9.52	$9.79	$8.95	$7.22	$11.84	$11.99
Value at end of period	$13.96	$13.26	$10.59	$9.52	$9.79	$8.95	$7.22	$11.84
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	194
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$11.17	$9.19	$8.09	$8.36	$7.70	$6.03	$9.57	$10.12
Value at end of period	$11.29	$11.17	$9.19	$8.09	$8.36	$7.70	$6.03	$9.57
Number of accumulation units outstanding at end of period	0	2,602	2,602	2,602	5,059	5,082	5,105	5,127
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.75	$15.97	$13.68	$17.08	$14.49	$8.62	$18.04	$14.36
Value at end of period	$14.59	$14.75	$15.97	$13.68	$17.08	$14.49	$8.62	$18.04
Number of accumulation units outstanding at end of period	76	2,194	3,215	2,586	3,518	3,637	3,683	3,441
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2007)
Value at beginning of period	$17.56	$12.90	$11.09	$11.47	$9.23	$7.40	$10.77	$11.17
Value at end of period	$18.65	$17.56	$12.90	$11.09	$11.47	$9.23	$7.40	$10.77
Number of accumulation units outstanding at end of period	0	52	328	351	667	889	870	922
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$14.48	$11.65	$11.52
Value at end of period	$14.49	$14.48	$11.65
Number of accumulation units outstanding at end of period	0	0	1,013

Architect

CFI 50

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$16.06	$13.41	$11.95	$11.85	$10.61	$8.12	$11.43	$11.90
Value at end of period	$17.66	$16.06	$13.41	$11.95	$11.85	$10.61	$8.12	$11.43
Number of accumulation units outstanding at end of period	0	2,214	2,214	2,215	4,276	4,293	4,315	4,334
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2012)
Value at beginning of period	$13.99	$10.28	$10.07
Value at end of period	$14.87	$13.99	$10.28
Number of accumulation units outstanding at end of period	0	0	2,316
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2012)
Value at beginning of period	$12.65	$10.76	$9.11
Value at end of period	$11.55	$12.65	$10.76
Number of accumulation units outstanding at end of period	160	3,052	3,529

Separate Account Annual Charges of 2.00% (Quarterly Ratchet Enhanced Death Benefit and Premium Credit Rider with Standard Surrender Charge Schedule)

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during December 2010)
Value at beginning of period	$11.58	$10.33	$9.58	$10.14	$9.94
Value at end of period	$11.57	$11.58	$10.33	$9.58	$10.14
Number of accumulation units outstanding at end of period	9,145	9,320	11,153	11,892	11,692
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.34
Value at end of period	$10.55
Number of accumulation units outstanding at end of period	4,006
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$12.49	$12.07	$10.80	$10.67
Value at end of period	$12.38	$12.49	$12.07	$10.80
Number of accumulation units outstanding at end of period	1,617	1,701	1,786	2,005
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.67	$11.96	$11.18	$10.63	$9.91	$9.08	$8.95
Value at end of period	$12.18	$11.67	$11.96	$11.18	$10.63	$9.91	$9.08
Number of accumulation units outstanding at end of period	27,112	9,621	9,608	9,839	10,666	2,427	367
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.12	$10.28	$9.83
Value at end of period	$14.54	$13.12	$10.28
Number of accumulation units outstanding at end of period	1,011	1,021	1,030

Architect

CFI 51

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$19.58	$17.54
Value at end of period	$21.75	$19.58
Number of accumulation units outstanding at end of period	502	505
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$15.22
Value at end of period	$15.43
Number of accumulation units outstanding at end of period	883
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2010)
Value at beginning of period	$9.08	$9.26	$9.45	$9.64	$9.70
Value at end of period	$8.90	$9.08	$9.26	$9.45	$9.64
Number of accumulation units outstanding at end of period	4,459	4,691	4,929	5,534	11,229
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.77	$10.98	$9.91	$10.24	$9.36	$9.21
Value at end of period	$13.18	$12.77	$10.98	$9.91	$10.24	$9.36
Number of accumulation units outstanding at end of period	3,284	3,320	3,358	3,400	8,240	8,328
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.73	$11.23	$10.27	$10.47	$9.62	$9.49
Value at end of period	$13.19	$12.73	$11.23	$10.27	$10.47	$9.62
Number of accumulation units outstanding at end of period	23,396	23,662	23,909	24,174	24,440	24,710
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.33	$11.43	$10.58	$10.57	$9.85	$9.75
Value at end of period	$12.72	$12.33	$11.43	$10.58	$10.57	$9.85
Number of accumulation units outstanding at end of period	52,676	52,577	52,482	52,446	47,704	47,721
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$22.90	$17.32	$15.30	$16.34
Value at end of period	$24.93	$22.90	$17.32	$15.30
Number of accumulation units outstanding at end of period	1,056	1,111	1,167	1,310
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.30	$11.28	$9.94	$10.59	$8.57	$7.77
Value at end of period	$15.70	$15.30	$11.28	$9.94	$10.59	$8.57
Number of accumulation units outstanding at end of period	0	0	0	0	0	2,466
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$15.52	$11.52	$10.29	$10.79	$8.88	$8.02
Value at end of period	$16.16	$15.52	$11.52	$10.29	$10.79	$8.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,190
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$16.89	$12.41	$10.58	$10.67
Value at end of period	$17.27	$16.89	$12.41	$10.58
Number of accumulation units outstanding at end of period	0	0	0	2,007

Architect

CFI 52

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2010)
Value at beginning of period	$11.16	$12.47	$11.96	$10.90	$11.08
Value at end of period	$11.21	$11.16	$12.47	$11.96	$10.90
Number of accumulation units outstanding at end of period	10,069	10,461	10,530	9,521	10,248
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$14.21
Value at end of period	$14.36
Number of accumulation units outstanding at end of period	666
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$14.31	$11.95	$10.65	$10.56	$9.45	$8.69
Value at end of period	$15.73	$14.31	$11.95	$10.65	$10.56	$9.45
Number of accumulation units outstanding at end of period	13,526	14,461	16,683	32,212	28,172	23,150

Separate Account Annual Charges of 2.10%

	2014	2013	2012	2011	2010	2009	2008	2007	2006
BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during February 2011)
Value at beginning of period	$11.51	$10.28	$9.54	$10.31
Value at end of period	$11.49	$11.51	$10.28	$9.54
Number of accumulation units outstanding at end of period	0	1,129	1,139	1,151
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (SERVICE CLASS 2)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.99	$10.38	$9.06	$9.19	$8.17	$6.42	$11.47	$12.57
Value at end of period	$13.80	$12.99	$10.38	$9.06	$9.19	$8.17	$6.42	$11.47
Number of accumulation units outstanding at end of period	0	676	676	676	676	676	676	1,165
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.04	$11.72	$12.33	$13.86	$11.64	$8.64	$14.96	$11.47	$11.55
Value at end of period	$11.26	$13.04	$11.72	$12.33	$13.86	$11.64	$8.64	$14.96	$11.47
Number of accumulation units outstanding at end of period	0	3,529	3,548	4,345	4,388	6,671	7,713	7,810	900
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.66	$10.72	$9.50	$9.99
Value at end of period	$14.73	$13.66	$10.72	$9.50
Number of accumulation units outstanding at end of period	0	465,824	473,442	474,713
VOYA GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$12.98	$10.17	$9.00	$9.23	$8.29	$7.56
Value at end of period	$14.03	$12.98	$10.17	$9.00	$9.23	$8.29
Number of accumulation units outstanding at end of period	0	9,402	8,099	8,235	1,592	1,608
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$15.74	$15.22	$13.63	$13.33	$11.92	$8.15	$10.74	$10.79
Value at end of period	$15.59	$15.74	$15.22	$13.63	$13.33	$11.92	$8.15	$10.74
Number of accumulation units outstanding at end of period	0	426	439	452	468	482	494	520

Architect

CFI 53

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$12.28	$12.59	$11.79	$11.22	$10.47	$9.61	$10.74	$10.38	$10.39
Value at end of period	$12.81	$12.28	$12.59	$11.79	$11.22	$10.47	$9.61	$10.74	$10.38
Number of accumulation units outstanding at end of period	0	16,821	22,083	21,539	26,009	25,835	22,927	28,078	6,296
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.10	$10.27	$9.83
Value at end of period	$14.50	$13.10	$10.27
Number of accumulation units outstanding at end of period	753	41,104	50,383
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2013)
Value at beginning of period	$19.64	$17.59
Value at end of period	$21.79	$19.64
Number of accumulation units outstanding at end of period	0	660
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2013)
Value at beginning of period	$14.30	$13.08
Value at end of period	$15.36	$14.30
Number of accumulation units outstanding at end of period	0	2,342
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$9.44	$9.64	$9.85	$10.06	$10.27	$10.46	$10.43	$10.15	$10.13
Value at end of period	$9.25	$9.44	$9.64	$9.85	$10.06	$10.27	$10.46	$10.43	$10.15
Number of accumulation units outstanding at end of period	0	54,419	54,419	54,397	54,379	86,006	54,383	10,644	5,561
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2013)
Value at beginning of period	$15.82	$13.36
Value at end of period	$16.81	$15.82
Number of accumulation units outstanding at end of period	0	809
VOYA RETIREMENT CONSERVATIVE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during September 2010)
Value at beginning of period	$9.75	$9.54	$9.03	$8.77	$8.52
Value at end of period	$10.11	$9.75	$9.54	$9.03	$8.77
Number of accumulation units outstanding at end of period	0	13,447	13,480	8,966	3,892
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.71	$10.94	$9.89	$10.23	$9.36	$9.21
Value at end of period	$13.11	$12.71	$10.94	$9.89	$10.23	$9.36
Number of accumulation units outstanding at end of period	3,761	104,757	119,155	119,257	119,279	119,375
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.68	$11.19	$10.24	$10.45	$9.62	$9.49
Value at end of period	$13.12	$12.68	$11.19	$10.24	$10.45	$9.62
Number of accumulation units outstanding at end of period	0	30,481	48,141	49,955	57,415	52,823
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.28	$11.40	$10.56	$10.56	$9.85	$9.75
Value at end of period	$12.65	$12.28	$11.40	$10.56	$10.56	$9.85
Number of accumulation units outstanding at end of period	46,213	79,149	79,229	71,993	71,505	73,894

Architect

CFI 54

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.49	$15.14	$13.34	$13.54	$12.45	$10.62
Value at end of period	$21.41	$19.49	$15.14	$13.34	$13.54	$12.45
Number of accumulation units outstanding at end of period	0	919	3,041	3,106	3,118	3,122
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2009)
Value at beginning of period	$22.79	$17.25	$15.26	$15.93	$12.93	$11.54
Value at end of period	$24.79	$22.79	$17.25	$15.26	$15.93	$12.93
Number of accumulation units outstanding at end of period	0	383	1,511	1,534	1,534	1,592
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.43	$11.47	$10.25	$10.76	$8.86	$7.11	$9.36
Value at end of period	$16.05	$15.43	$11.47	$10.25	$10.76	$8.86	$7.11
Number of accumulation units outstanding at end of period	0	587	595	604	612	620	493
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$17.15	$12.61	$10.77	$10.76	$8.69	$6.56	$11.41	$11.45
Value at end of period	$17.52	$17.15	$12.61	$10.77	$10.76	$8.69	$6.56	$11.41
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	704
VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2010)
Value at beginning of period	$11.11	$12.42	$11.93	$10.88	$10.75
Value at end of period	$11.15	$11.11	$12.42	$11.93	$10.88
Number of accumulation units outstanding at end of period	29,970	29,960	29,981	29,975	29,965
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.60	$11.42	$9.28	$10.01	$8.82	$6.75	$11.74	$12.93	$12.76
Value at end of period	$12.93	$11.60	$11.42	$9.28	$10.01	$8.82	$6.75	$11.74	$12.93
Number of accumulation units outstanding at end of period	0	4,755	4,241	4,902	4,850	7,088	7,677	2,754	408
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$12.06	$12.07	$10.67	$9.95	$7.94	$5.97	$9.92	$12.89
Value at end of period	$15.34	$12.06	$12.07	$10.67	$9.95	$7.94	$5.97	$9.92
Number of accumulation units outstanding at end of period	0	324	285	317	334	374	396	3,780
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$13.07	$9.91	$9.02	$9.66	$8.81	$6.83	$11.48	$11.26	$11.35
Value at end of period	$14.44	$13.07	$9.91	$9.02	$9.66	$8.81	$6.83	$11.48	$11.26
Number of accumulation units outstanding at end of period	0	2,342	2,341	3,199	3,201	7,450	9,009	8,942	1,375
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$15.71	$11.47	$10.25	$10.76	$8.77	$7.19	$11.13	$11.48
Value at end of period	$16.05	$15.71	$11.47	$10.25	$10.76	$8.77	$7.19	$11.13
Number of accumulation units outstanding at end of period	0	556	661	724	668	744	722	736
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2007)
Value at beginning of period	$10.58	$8.66	$7.50	$8.43	$6.90	$5.78	$10.38	$10.53
Value at end of period	$10.51	$10.58	$8.66	$7.50	$8.43	$6.90	$5.78	$10.38
Number of accumulation units outstanding at end of period	0	5,303	5,303	5,300	5,302	5,615	5,432	3,477

Architect

CFI 55

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$16.24	$12.19	$10.87	$12.46	$9.92	$7.28	$12.21	$11.18
Value at end of period	$16.86	$16.24	$12.19	$10.87	$12.46	$9.92	$7.28	$12.21
Number of accumulation units outstanding at end of period	0	1,169	1,177	1,675	1,685	3,976	3,880	4,010
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$13.56	$12.08	$10.95	$10.91	$9.87	$7.63	$11.02	$11.34
Value at end of period	$13.94	$13.56	$12.08	$10.95	$10.91	$9.87	$7.63	$11.02
Number of accumulation units outstanding at end of period	0	17,332	16,908	19,049	15,582	15,700	15,943	11,200
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$13.17	$10.53	$9.47	$9.75	$8.93	$7.21	$11.83	$11.85
Value at end of period	$13.86	$13.17	$10.53	$9.47	$9.75	$8.93	$7.21	$11.83
Number of accumulation units outstanding at end of period	0	6,968	7,441	7,471	7,424	7,384	7,185	3,770
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during June 2007)
Value at beginning of period	$11.09	$9.14	$8.05	$8.33	$7.68	$6.02	$9.56	$10.02
Value at end of period	$11.21	$11.09	$9.14	$8.05	$8.33	$7.68	$6.02	$9.56
Number of accumulation units outstanding at end of period	22,262	28,178	28,183	28,228	33,619	35,030	42,115	18,665
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.94	$10.55	$9.08	$9.74
Value at end of period	$14.89	$13.94	$10.55	$9.08
Number of accumulation units outstanding at end of period	0	1,408	1,408	1,408
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.34	$10.11	$9.18	$9.50	$8.66	$7.23	$9.66	$10.10
Value at end of period	$13.14	$12.34	$10.11	$9.18	$9.50	$8.66	$7.23	$9.66
Number of accumulation units outstanding at end of period	0	825	826	825	826	826	825	907
VY® INVESCO GROWTH AND INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.27	$10.88	$9.70	$10.13	$9.20	$7.58	$11.42	$11.35
Value at end of period	$15.38	$14.27	$10.88	$9.70	$10.13	$9.20	$7.58	$11.42
Number of accumulation units outstanding at end of period	0	974	974	1,862	1,861	6,209	6,240	5,955
VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.64	$15.87	$13.61	$17.00	$14.44	$8.59	$18.01	$14.17
Value at end of period	$14.47	$14.64	$15.87	$13.61	$17.00	$14.44	$8.59	$18.01
Number of accumulation units outstanding at end of period	0	1,817	1,842	1,883	1,927	1,971	2,982	2,799
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.36	$11.93	$10.15	$10.29
Value at end of period	$17.30	$15.36	$11.93	$10.15
Number of accumulation units outstanding at end of period	0	667	666	667
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.43	$12.81	$11.03	$11.41	$9.20	$7.38	$10.76	$11.18	$11.31
Value at end of period	$18.49	$17.43	$12.81	$11.03	$11.41	$9.20	$7.38	$10.76	$11.18
Number of accumulation units outstanding at end of period	0	2,149	3,895	4,517	3,882	6,069	6,064	6,341	995

Architect

CFI 56

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$17.10	$14.63	$12.90	$12.08	$10.84	$8.59	$12.28	$11.43	$11.35
Value at end of period	$17.46	$17.10	$14.63	$12.90	$12.08	$10.84	$8.59	$12.28	$11.43
Number of accumulation units outstanding at end of period	1,128	24,512	24,294	25,211	37,316	40,403	40,646	40,922	4,536
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.38	$11.57	$9.74	$10.86	$9.58	$7.02	$12.05	$11.68
Value at end of period	$14.37	$14.38	$11.57	$9.74	$10.86	$9.58	$7.02	$12.05
Number of accumulation units outstanding at end of period	0	464	465	886	1,747	3,826	3,836	3,570
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$15.94	$13.32	$11.89	$11.80	$10.57	$8.10	$11.42	$11.17	$11.13
Value at end of period	$17.51	$15.94	$13.32	$11.89	$11.80	$10.57	$8.10	$11.42	$11.17
Number of accumulation units outstanding at end of period	1,265	24,169	24,339	26,884	36,865	43,920	45,091	47,671	4,625
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2007)
Value at beginning of period	$14.17	$11.15	$9.72	$10.01	$8.90	$7.27	$11.55	$11.55
Value at end of period	$14.90	$14.17	$11.15	$9.72	$10.01	$8.90	$7.27	$11.55
Number of accumulation units outstanding at end of period	0	2,560	2,699	3,662	2,230	6,569	6,570	6,347
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.90	$10.22	$8.80	$9.39
Value at end of period	$14.75	$13.90	$10.22	$8.80
Number of accumulation units outstanding at end of period	0	1,217	1,217	1,217
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2006)
Value at beginning of period	$11.82	$10.56	$9.08	$10.58	$9.50	$7.05	$14.26	$12.08	$12.03
Value at end of period	$11.44	$11.82	$10.56	$9.08	$10.58	$9.50	$7.05	$14.26	$12.08
Number of accumulation units outstanding at end of period	0	4,831	5,005	4,857	4,985	5,135	6,695	5,528	865
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2007)
Value at beginning of period	$12.56	$10.69	$9.21	$10.71	$10.07	$7.81	$13.42	$13.16
Value at end of period	$11.45	$12.56	$10.69	$9.21	$10.71	$10.07	$7.81	$13.42
Number of accumulation units outstanding at end of period	0	8,250	8,319	757	766	775	2,207	1,230
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2007)
Value at beginning of period	$13.28	$10.38	$8.71	$9.43	$8.94	$6.90	$11.69	$12.27
Value at end of period	$12.64	$13.28	$10.38	$8.71	$9.43	$8.94	$6.90	$11.69
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,051	1,051	1,446

Separate Account Annual Charges of 2.15%

	2014	2013	2012	2011	2010	2009	2008

VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.18
Value at end of period	$9.63
Number of accumulation units outstanding at end of period	5,332

Architect

CFI 57

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.09	$10.27	$9.83
Value at end of period	$14.48	$13.09	$10.27
Number of accumulation units outstanding at end of period	3,654	4,149	4,384
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.68	$10.92	$9.88	$10.22	$9.36	$9.21
Value at end of period	$13.07	$12.68	$10.92	$9.88	$10.22	$9.36
Number of accumulation units outstanding at end of period	0	0	20,510	20,802	21,101	21,389
VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.65	$11.17	$10.23	$10.45	$9.62	$9.49
Value at end of period	$13.09	$12.65	$11.17	$10.23	$10.45	$9.62
Number of accumulation units outstanding at end of period	0	0	0	5,986	6,014	6,046
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.39	$12.04	$10.75	$10.67	$9.56	$7.33	$9.75
Value at end of period	$15.80	$14.39	$12.04	$10.75	$10.67	$9.56	$7.33
Number of accumulation units outstanding at end of period	3,250	3,663	3,630	3,720	4,043	4,139	4,056

	Separate Account Annual Charges of 2.25%

	2014	2013	2012	2011	2010	2009	2008

BLACKROCK GLOBAL ALLOCATION V.I. FUND (CLASS III)
(Funds were first received in this option during July 2008)
Value at beginning of period	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94	$9.56
Value at end of period	$11.37	$11.41	$10.20	$9.49	$10.07	$9.39	$7.94
Number of accumulation units outstanding at end of period	16,203	16,422	16,727	27,411	27,518	27,510	9,879
VOYA GLOBAL PERSPECTIVES PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.32
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	5,428
VOYA GLOBAL RESOURCES PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$8.87	$7.99	$8.41	$9.47	$7.96	$5.92	$9.11
Value at end of period	$7.65	$8.87	$7.99	$8.41	$9.47	$7.96	$5.92
Number of accumulation units outstanding at end of period	2,853	2,853	2,852	2,853	2,853	2,854	2,855
VOYA GLOBAL VALUE ADVANTAGE PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2010)
Value at beginning of period	$9.31	$8.38	$7.45	$7.93	$7.92
Value at end of period	$9.55	$9.31	$8.38	$7.45	$7.93
Number of accumulation units outstanding at end of period	1,744	0	473	480	465
VOYA GROWTH AND INCOME PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2011)
Value at beginning of period	$13.60	$10.69	$9.49	$9.99
Value at end of period	$14.64	$13.60	$10.69	$9.49
Number of accumulation units outstanding at end of period	5,543	5,539	5,540	5,542

Architect

CFI 58

	Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA HANG SENG INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$13.76	$13.55	$10.80	$13.54	$12.88	$13.28
Value at end of period	$13.91	$13.76	$13.55	$10.80	$13.54	$12.88
Number of accumulation units outstanding at end of period	0	0	0	0	0	738
VOYA HIGH YIELD PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2010)
Value at beginning of period	$14.59	$14.13	$12.67	$12.41	$12.56
Value at end of period	$14.42	$14.59	$14.13	$12.67	$12.41
Number of accumulation units outstanding at end of period	0	0	0	0	268
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83	$8.81
Value at end of period	$11.66	$11.20	$11.50	$10.79	$10.28	$9.60	$8.83
Number of accumulation units outstanding at end of period	26,193	1,765	2,495	2,528	5,609	5,113	374
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS ADV)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.18
Value at end of period	$9.62
Number of accumulation units outstanding at end of period	14,210
VOYA JAPAN TOPIX INDEX® PORTFOLIO (CLASS ADV)
(Funds were first received in this option during January 2014)
Value at beginning of period	$11.76
Value at end of period	$10.94
Number of accumulation units outstanding at end of period	4,734
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during July 2012)
Value at beginning of period	$13.07	$10.26	$9.83
Value at end of period	$14.44	$13.07	$10.26
Number of accumulation units outstanding at end of period	26,145	27,149	28,099
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2009)
Value at beginning of period	$19.32	$15.13	$13.14	$13.14	$11.77	$8.86
Value at end of period	$21.41	$19.32	$15.13	$13.14	$13.14	$11.77
Number of accumulation units outstanding at end of period	11,949	294	0	0	302	318
VOYA LARGE CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2014)
Value at beginning of period	$15.08
Value at end of period	$15.27
Number of accumulation units outstanding at end of period	244
VOYA LIQUID ASSETS PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2008)
Value at beginning of period	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01	$10.03
Value at end of period	$8.77	$8.97	$9.17	$9.39	$9.60	$9.82	$10.01
Number of accumulation units outstanding at end of period	7,902	7,902	7,905	8,284	10,193	26,143	10,377
VOYA RETIREMENT GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.63	$10.89	$9.86	$10.21	$9.36	$9.21
Value at end of period	$13.00	$12.63	$10.89	$9.86	$10.21	$9.36
Number of accumulation units outstanding at end of period	80,446	80,416	88,344	88,698	89,093	94,422

Architect

CFI 59

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VOYA RETIREMENT MODERATE GROWTH PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.60	$11.14	$10.21	$10.43	$9.61	$9.49
Value at end of period	$13.02	$12.60	$11.14	$10.21	$10.43	$9.61
Number of accumulation units outstanding at end of period	29,466	29,573	25,203	25,260	24,492	21,970
VOYA RETIREMENT MODERATE PORTFOLIO (CLASS ADV)
(Funds were first received in this option during October 2009)
Value at beginning of period	$12.20	$11.34	$10.52	$10.54	$9.84	$9.75
Value at end of period	$12.55	$12.20	$11.34	$10.52	$10.54	$9.84
Number of accumulation units outstanding at end of period	14,650	14,693	16,439	16,546	16,157	15,967
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$20.26	$16.12
Value at end of period	$22.33	$20.26
Number of accumulation units outstanding at end of period	1,927	491
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2013)
Value at beginning of period	$19.35	$15.53
Value at end of period	$21.22	$19.35
Number of accumulation units outstanding at end of period	0	510
VOYA RUSSELLTM MID CAP GROWTH INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2010)
Value at beginning of period	$22.62	$17.15	$15.19	$15.89	$16.01
Value at end of period	$24.57	$22.62	$17.15	$15.19	$15.89
Number of accumulation units outstanding at end of period	996	0	0	0	686
VOYA RUSSELLTM MID CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09	$8.60
Value at end of period	$15.96	$14.52	$11.09	$9.73	$10.16	$8.32	$6.09
Number of accumulation units outstanding at end of period	1,798	1,807	141	395	412	454	481
VOYA RUSSELLTM SMALL CAP INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during September 2008)
Value at beginning of period	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93	$9.41
Value at end of period	$15.48	$15.13	$11.19	$9.88	$10.55	$8.56	$6.93
Number of accumulation units outstanding at end of period	99	99	459	1,676	1,712	368	1,330
VOYA SMALL COMPANY PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$15.29	$12.16
Value at end of period	$15.89	$15.29
Number of accumulation units outstanding at end of period	5,063	2,532
VOYA U.S. BOND INDEX PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2008)
Value at beginning of period	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14	$9.86
Value at end of period	$11.23	$10.90	$11.47	$11.32	$10.83	$10.46	$10.14
Number of accumulation units outstanding at end of period	0	952	336	329	332	0	1,958
VY® BARON GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17	$9.84
Value at end of period	$16.33	$16.01	$11.79	$10.08	$10.09	$8.16	$6.17
Number of accumulation units outstanding at end of period	1,867	1,821	1,399	2,725	2,371	3,490	3,214

Architect

CFI 60

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® BLACKROCK INFLATION PROTECTED BOND PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$11.03	$12.35	$11.88	$10.85	$10.52	$10.08
Value at end of period	$11.05	$11.03	$12.35	$11.88	$10.85	$10.52
Number of accumulation units outstanding at end of period	10,208	29,610	47,932	10,860	9,724	675
VY® CLARION REAL ESTATE PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$13.37	$13.40	$11.87	$11.09	$8.86	$6.30
Value at end of period	$16.98	$13.37	$13.40	$11.87	$11.09	$8.86
Number of accumulation units outstanding at end of period	0	0	0	220	224	340
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28	$10.22
Value at end of period	$13.14	$11.92	$9.05	$8.24	$8.85	$8.08	$6.28
Number of accumulation units outstanding at end of period	7,272	7,299	7,362	7,377	7,380	13,795	12,862
VY® COLUMBIA SMALL CAP VALUE II PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02	$10.43
Value at end of period	$15.54	$15.23	$11.13	$9.97	$10.48	$8.56	$7.02
Number of accumulation units outstanding at end of period	997	997	997	997	997	997	997
VY® DFA WORLD EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2014)
Value at beginning of period	$10.75
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	5,182
VY® FMRSM DIVERSIFIED MID CAP PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2008)
Value at beginning of period	$13.81	$10.38	$9.27	$10.64	$8.48	$6.23	$5.86
Value at end of period	$14.31	$13.81	$10.38	$9.27	$10.64	$8.48	$6.23
Number of accumulation units outstanding at end of period	2,114	978	1,041	1,431	1,430	1,497	195
VY® FRANKLIN INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during December 2009)
Value at beginning of period	$12.44	$11.10	$10.08	$10.06	$9.11	$8.91
Value at end of period	$12.77	$12.44	$11.10	$10.08	$10.06	$9.11
Number of accumulation units outstanding at end of period	6,409	6,255	6,184	6,381	6,379	6,469
VY® FRANKLIN MUTUAL SHARES PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$11.56	$9.26	$8.34	$8.60	$7.89	$6.38	$9.79
Value at end of period	$12.15	$11.56	$9.26	$8.34	$8.60	$7.89	$6.38
Number of accumulation units outstanding at end of period	579	595	649	1,822	1,864	6,178	5,930
VY® FRANKLIN TEMPLETON FOUNDING STRATEGY PORTFOLIO
(CLASS S)
(Funds were first received in this option during February 2008)
Value at beginning of period	$11.91	$9.82	$8.67	$8.98	$8.29	$6.51	$9.53
Value at end of period	$12.01	$11.91	$9.82	$8.67	$8.98	$8.29	$6.51
Number of accumulation units outstanding at end of period	0	0	0	0	0	732	766
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS S2)
(Funds were first received in this option during March 2014)
Value at beginning of period	$10.23
Value at end of period	$10.85
Number of accumulation units outstanding at end of period	12,212

Architect

CFI 61

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008

VY® JPMORGAN EMERGING MARKETS EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91	$10.03
Value at end of period	$8.19	$8.30	$9.00	$7.73	$9.68	$8.23	$4.91
Number of accumulation units outstanding at end of period	374	360	290	1,664	1,656	4,022	3,703
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2008)
Value at beginning of period	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87	$9.66
Value at end of period	$17.12	$15.23	$11.84	$10.10	$10.14	$8.44	$6.87
Number of accumulation units outstanding at end of period	4,589	4,803	4,038	4,035	4,037	4,035	4,036
VY® JPMORGAN SMALL CAP CORE EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2013)
Value at beginning of period	$17.41	$15.98
Value at end of period	$18.45	$17.41
Number of accumulation units outstanding at end of period	632	691
VY® MORGAN STANLEY GLOBAL FRANCHISE PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11	$9.51
Value at end of period	$14.33	$14.06	$12.04	$10.64	$9.98	$8.96	$7.11
Number of accumulation units outstanding at end of period	4,652	8,670	8,669	8,765	9,423	9,575	6,198
VY® T. ROWE PRICE CAPITAL APPRECIATION PORTFOLIO (CLASS S)
(Funds were first received in this option during March 2008)
Value at beginning of period	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33	$9.99
Value at end of period	$15.69	$14.31	$11.98	$10.70	$10.64	$9.54	$7.33
Number of accumulation units outstanding at end of period	31,768	33,935	35,769	76,964	83,740	47,549	18,502
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2013)
Value at beginning of period	$12.78	$10.98
Value at end of period	$13.43	$12.78
Number of accumulation units outstanding at end of period	5,947	5,287
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2009)
Value at beginning of period	$14.34	$10.56	$9.11	$9.44	$8.29	$6.82
Value at end of period	$15.20	$14.34	$10.56	$9.11	$9.44	$8.29
Number of accumulation units outstanding at end of period	1,865	1,462	0	2,336	857	1,706
VY® T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2008)
Value at beginning of period	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23	$10.18
Value at end of period	$8.42	$8.71	$7.79	$6.71	$7.83	$7.04	$5.23
Number of accumulation units outstanding at end of period	254	240	235	617	623	5,493	5,741
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS S)
(Funds were first received in this option during October 2009)
Value at beginning of period	$9.51	$8.11	$6.99	$8.14	$7.67	$7.86
Value at end of period	$8.65	$9.51	$8.11	$6.99	$8.14	$7.67
Number of accumulation units outstanding at end of period	0	0	0	0	0	894
VY® TEMPLETON GLOBAL GROWTH PORTFOLIO (CLASS S)
(Funds were first received in this option during April 2008)
Value at beginning of period	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13	$9.42
Value at end of period	$11.12	$11.70	$9.16	$7.70	$8.35	$7.93	$6.13
Number of accumulation units outstanding at end of period	8,330	3,599	2,906	2,905	2,906	2,904	3,346

Architect

CFI 62

FINANCIAL STATEMENTS
Voya Insurance and Annuity Company
Separate Account B
Year Ended December 31, 2014
with Report of Independent Registered Public Accounting Firm

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VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Financial Statements
Year Ended December 31, 2014

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Voya Insurance and Annuity Company

We have audited the accompanying financial statements of Voya Insurance and Annuity Company Separate Account B (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Voya Insurance and Annuity Company Separate Account B at December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 7 , 2015

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Asset Allocation Fund, Variable Series - Class A Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares	Columbia Small Company Growth Fund, Variable Series - Class A Shares
Assets
Investments in mutual funds
at fair value	$15,741	$1,011,854	$333	$123,452	$29
Total assets	15,741	1,011,854	333	123,452	29
Net assets	$15,741	$1,011,854	$333	$123,452	$29

Total number of mutual fund shares	286,820	71,408,193	21,076	6,734,991	1,700

Cost of mutual fund shares	$10,735	$1,008,051	$271	$111,246	$29

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I	Western Asset Variable High Income Portfolio
Assets
Investments in mutual funds
at fair value	$366	$152,112	$11,568	$90	$69
Total assets	366	152,112	11,568	90	69
Net assets	$366	$152,112	$11,568	$90	$69

Total number of mutual fund shares	30,885	6,383,224	518,262	4,617	12,364

Cost of mutual fund shares	$233	$140,305	$6,813	$75	$70

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30
Assets
Investments in mutual funds
at fair value	$2,206	$6,846	$14,829	$10,274	$4,439
Total assets	2,206	6,846	14,829	10,274	4,439
Net assets	$2,206	$6,846	$14,829	$10,274	$4,439

Total number of mutual fund shares	84,006	534,396	496,452	249,239	190,106

Cost of mutual fund shares	$1,718	$7,544	$8,976	$7,731	$4,193

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$3,592	$4,179	$3,376,542	$195,095	$76,594
Total assets	3,592	4,179	3,376,542	195,095	76,594
Net assets	$3,592	$4,179	$3,376,542	$195,095	$76,594

Total number of mutual fund shares	633,496	287,207	263,175,519	17,882,230	4,288,597

Cost of mutual fund shares	$8,037	$3,199	$3,336,464	$188,420	$86,790

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Global Resources Portfolio - Service Class	Voya Global Resources Portfolio - Service 2 Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$281,022	$14,637	$446,912	$2,047,691	$87
Total assets	281,022	14,637	446,912	2,047,691	87
Net assets	$281,022	$14,637	$446,912	$2,047,691	$87

Total number of mutual fund shares	15,264,647	800,263	44,248,701	107,546,789	4,336

Cost of mutual fund shares	$266,278	$17,169	$457,183	$1,494,634	$81

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,810,256	$18,447	$1,004,251	$41,765	$558,683
Total assets	1,810,256	18,447	1,004,251	41,765	558,683
Net assets	$1,810,256	$18,447	$1,004,251	$41,765	$558,683

Total number of mutual fund shares	91,797,991	940,194	81,184,421	4,098,650	558,682,816

Cost of mutual fund shares	$1,632,580	$17,293	$937,198	$42,688	$558,683

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$7,703	$65,012	$433,936	$4,103,107	$2,763,243
Total assets	7,703	65,012	433,936	4,103,107	2,763,243
Net assets	$7,703	$65,012	$433,936	$4,103,107	$2,763,243

Total number of mutual fund shares	7,703,491	4,156,776	46,360,701	301,034,991	204,079,991

Cost of mutual fund shares	$7,703	$51,396	$429,315	$2,841,790	$1,994,129

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$1,486,439	$226,662	$234,867	$114,698	$1,505
Total assets	1,486,439	226,662	234,867	114,698	1,505
Net assets	$1,486,439	$226,662	$234,867	$114,698	$1,505

Total number of mutual fund shares	117,227,071	21,124,166	24,774,969	9,340,266	121,956

Cost of mutual fund shares	$1,179,515	$227,877	$263,533	$77,086	$1,016

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$250,745	$19,323	$172,930	$619,013	$31,292
Total assets	250,745	19,323	172,930	619,013	31,292
Net assets	$250,745	$19,323	$172,930	$619,013	$31,292

Total number of mutual fund shares	7,151,873	554,456	16,012,016	33,532,676	1,709,013

Cost of mutual fund shares	$131,435	$10,587	$127,930	$477,949	$24,779

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$522,208	$10,974	$198,021	$865,054	$428,723
Total assets	522,208	10,974	198,021	865,054	428,723
Net assets	$522,208	$10,974	$198,021	$865,054	$428,723

Total number of mutual fund shares	45,969,036	969,440	17,085,544	78,784,479	13,469,148

Cost of mutual fund shares	$440,508	$10,051	$129,457	$652,975	$301,480

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$44,565	$425,807	$18,782	$294,822	$34,126
Total assets	44,565	425,807	18,782	294,822	34,126
Net assets	$44,565	$425,807	$18,782	$294,822	$34,126

Total number of mutual fund shares	1,408,956	24,641,591	1,099,021	14,388,578	1,679,450

Cost of mutual fund shares	$33,344	$440,494	$21,373	$228,119	$22,929

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$329,736	$53,341	$2,815,358	$78,024	$671,155
Total assets	329,736	53,341	2,815,358	78,024	671,155
Net assets	$329,736	$53,341	$2,815,358	$78,024	$671,155

Total number of mutual fund shares	19,137,300	3,115,717	97,721,567	2,722,412	40,700,704

Cost of mutual fund shares	$286,957	$44,298	$2,267,096	$63,874	$482,288

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class	Voya Diversified International Fund - Class R
Assets
Investments in mutual funds
at fair value	$24,490	$160,492	$243,688	$4,879	$79
Total assets	24,490	160,492	243,688	4,879	79
Net assets	$24,490	$160,492	$243,688	$4,879	$79

Total number of mutual fund shares	1,497,859	12,402,802	15,762,459	318,026	8,340

Cost of mutual fund shares	$19,000	$146,342	$195,038	$4,031	$84

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$3,889	$5,526	$13,183	$18,263	$9,463
Total assets	3,889	5,526	13,183	18,263	9,463
Net assets	$3,889	$5,526	$13,183	$18,263	$9,463

Total number of mutual fund shares	328,177	529,286	1,074,444	1,404,844	706,685

Cost of mutual fund shares	$3,703	$6,034	$10,544	$13,261	$7,166

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$989	$5,899	$2,219	$423,203	$298,555
Total assets	989	5,899	2,219	423,203	298,555
Net assets	$989	$5,899	$2,219	$423,203	$298,555

Total number of mutual fund shares	71,899	501,645	155,711	13,482,108	12,210,849

Cost of mutual fund shares	$731	$5,151	$1,942	$286,357	$205,241

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$130,648	$274,735	$1,668	$798,096	$505,717
Total assets	130,648	274,735	1,668	798,096	505,717
Net assets	$130,648	$274,735	$1,668	$798,096	$505,717

Total number of mutual fund shares	7,879,877	16,620,411	35,546	17,130,206	10,986,678

Cost of mutual fund shares	$56,697	$199,860	$1,209	$772,904	$489,882

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$197,781	$4,222	$144,433	$8,177	$245,087
Total assets	197,781	4,222	144,433	8,177	245,087
Net assets	$197,781	$4,222	$144,433	$8,177	$245,087

Total number of mutual fund shares	8,712,812	224,081	7,901,148	688,858	2,774,670

Cost of mutual fund shares	$150,077	$3,154	$108,107	$5,159	$204,835

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$548,594	$2,167	$669	$1,189	$1,250,813
Total assets	548,594	2,167	669	1,189	1,250,813
Net assets	$548,594	$2,167	$669	$1,189	$1,250,813

Total number of mutual fund shares	45,907,450	172,947	48,893	90,977	41,308,210

Cost of mutual fund shares	$455,849	$1,868	$540	$957	$969,320

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$852	$706,996	$26,452	$5,743	$164,912
Total assets	852	706,996	26,452	5,743	164,912
Net assets	$852	$706,996	$26,452	$5,743	$164,912

Total number of mutual fund shares	27,818	23,325,497	2,545,898	508,678	17,925,228

Cost of mutual fund shares	$755	$528,499	$29,512	$6,452	$129,943

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A
Assets
Investments in mutual funds
at fair value	$33,527	$123,551	$112,860	$86,929	$882,816
Total assets	33,527	123,551	112,860	86,929	882,816
Net assets	$33,527	$123,551	$112,860	$86,929	$882,816

Total number of mutual fund shares	2,344,575	5,542,880	4,646,372	3,836,214	96,062,672

Cost of mutual fund shares	$33,444	$82,143	$74,991	$55,341	$924,555

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$44,815	$9,380	$229,161	$434,879	$115,903
Total assets	44,815	9,380	229,161	434,879	115,903
Net assets	$44,815	$9,380	$229,161	$434,879	$115,903

Total number of mutual fund shares	4,818,847	950,315	9,457,737	27,489,188	5,815,526

Cost of mutual fund shares	$42,159	$10,078	$177,856	$303,336	$97,539

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$278,933	$226,480	$205,770	$94,403	$6,084
Total assets	278,933	226,480	205,770	94,403	6,084
Net assets	$278,933	$226,480	$205,770	$94,403	$6,084

Total number of mutual fund shares	10,258,646	13,221,238	12,569,947	4,133,221	670,800

Cost of mutual fund shares	$161,683	$188,044	$178,426	$83,483	$5,745

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund - Class 2	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Assets
Investments in mutual funds
at fair value	$489,948	$56,360	$1,131	$1,373	$693
Total assets	489,948	56,360	1,131	1,373	693
Net assets	$489,948	$56,360	$1,131	$1,373	$693

Total number of mutual fund shares	33,420,736	2,102,990	42,071	74,525	33,563

Cost of mutual fund shares	$435,515	$42,052	$920	$931	$392

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Wells Fargo Advantage VT Total Return Bond Fund
Assets
Investments in mutual funds
at fair value	$229	$541
Total assets	229	541
Net assets	$229	$541

Total number of mutual fund shares	22,961	51,499

Cost of mutual fund shares	$155	$527

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Asset Allocation Fund, Variable Series - Class A Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares	Columbia Small Company Growth Fund, Variable Series - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$7	$22,801	$8	$619	$—
Expenses:
Mortality, expense risk and other charges	306	18,545	5	2,394	—
Total expenses	306	18,545	5	2,394	—
Net investment income (loss)	(299)	4,256	3	(1,775)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,368	27,850	—	(489)	—
Capital gains distributions	—	88,465	7	16,320	1
Total realized gain (loss) on investments
and capital gains distributions	1,368	116,315	7	15,831	1
Net unrealized appreciation
(depreciation) of investments	9	(118,210)	16	(12,581)	(2)
Net realized and unrealized gain (loss)
on investments	1,377	(1,895)	23	3,250	(1)
Net increase (decrease) in net assets
resulting from operations	$1,078	$2,361	$26	$1,475	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Columbia VP Large Cap Growth Fund - Class 1	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2	ClearBridge Variable Large Cap Value Portfolio - Class I	Western Asset Variable High Income Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$3,995	$75	$2	$5
Expenses:
Mortality, expense risk and other charges	5	2,746	131	1	1
Total expenses	5	2,746	131	1	1
Net investment income (loss)	(5)	1,249	(56)	1	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	(2,850)	1,012	1	1
Capital gains distributions	—	2,207	904	7	—
Total realized gain (loss) on investments
and capital gains distributions	5	(643)	1,916	8	1
Net unrealized appreciation
(depreciation) of investments	41	10,012	(1,942)	1	(6)
Net realized and unrealized gain (loss)
on investments	46	9,369	(26)	9	(5)
Net increase (decrease) in net assets
resulting from operations	$41	$10,618	$(82)	$10	$(1)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30
Net investment income (loss)
Investment income:
Dividends	$13	$111	$392	$—	$69
Expenses:
Mortality, expense risk and other charges	21	80	153	196	99
Total expenses	21	80	153	196	99
Net investment income (loss)	(8)	31	239	(196)	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	267	(48)	462	673	(411)
Capital gains distributions	292	—	—	263	—
Total realized gain (loss) on investments
and capital gains distributions	559	(48)	462	936	(411)
Net unrealized appreciation
(depreciation) of investments	(335)	213	909	219	(93)
Net realized and unrealized gain (loss)
on investments	224	165	1,371	1,155	(504)
Net increase (decrease) in net assets
resulting from operations	$216	$196	$1,610	$959	$(534)
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ProFund VP Rising Rates Opportunity	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	ING American Funds Asset Allocation Portfolio	ING American Funds Global Growth and Income Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$64	$103,437	$4,613	$655
Expenses:
Mortality, expense risk and other charges	75	52	50,547	1,699	40
Total expenses	75	52	50,547	1,699	40
Net investment income (loss)	(75)	12	52,890	2,914	615

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,718)	99	61,410	(17,827)	(500)
Capital gains distributions	—	—	—	189,655	3,072
Total realized gain (loss) on investments
and capital gains distributions	(1,718)	99	61,410	171,828	2,572
Net unrealized appreciation
(depreciation) of investments	185	98	6,506	(180,834)	(3,787)
Net realized and unrealized gain (loss)
on investments	(1,533)	197	67,916	(9,006)	(1,215)
Net increase (decrease) in net assets
resulting from operations	$(1,608)	$209	$120,806	$(6,092)	$(600)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ING American Funds International Growth and Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio	ING Bond Portfolio	ING Total Return Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	416	8,384	2,787	15,520	70,861
Expenses:
Mortality, expense risk and other charges	31	3,644	660	1,277	8,164
Total expenses	31	3,644	660	1,277	8,164
Net investment income (loss)	385	4,740	2,127	14,243	62,697

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	71,660	(22,258)	(37,079)	(204,125)
Capital gains distributions	1,392	14,336	32,301	—	53,940
Total realized gain (loss) on investments
and capital gains distributions	1,408	85,996	10,043	(37,079)	(150,185)
Net unrealized appreciation
(depreciation) of investments	(2,385)	(136,296)	(13,537)	30,595	111,071
Net realized and unrealized gain (loss)
on investments	(977)	(50,300)	(3,494)	(6,484)	(39,114)
Net increase (decrease) in net assets
resulting from operations	$(592)	$(45,560)	$(1,367)	$7,759	$23,583

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ING Total Return Bond Portfolio - Service 2 Class	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Service Class	Voya Global Resources Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$1,536	$43	$689	$3,605	$156
Expenses:
Mortality, expense risk and other charges	201	2,877	1,496	6,337	343
Total expenses	201	2,877	1,496	6,337	343
Net investment income (loss)	1,335	(2,834)	(807)	(2,732)	(187)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,903)	1,373	551	(6,987)	(243)
Capital gains distributions	1,248	31	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(2,655)	1,404	551	(6,987)	(243)
Net unrealized appreciation
(depreciation) of investments	1,889	6,242	(14,271)	(30,344)	(1,634)
Net realized and unrealized gain (loss)
on investments	(766)	7,646	(13,720)	(37,331)	(1,877)
Net increase (decrease) in net assets
resulting from operations	$569	$4,812	$(14,527)	$(40,063)	$(2,064)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$30,861	$1,504	$—	$3,103	$2
Expenses:
Mortality, expense risk and other charges	8,989	35,900	—	23,143	162
Total expenses	8,989	35,900	—	23,143	162
Net investment income (loss)	21,872	(34,396)	—	(20,040)	(160)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7,566	100,577	—	64,660	431
Capital gains distributions	—	156,988	—	68,107	71
Total realized gain (loss) on investments
and capital gains distributions	7,566	257,565	—	132,767	502
Net unrealized appreciation
(depreciation) of investments	(31,137)	(5,419)	6	39,413	742
Net realized and unrealized gain (loss)
on investments	(23,571)	252,146	6	172,180	1,244
Net increase (decrease) in net assets
resulting from operations	$(1,699)	$217,750	$6	$152,140	$1,084

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$16,297	$312	$—	$—	$618
Expenses:
Mortality, expense risk and other charges	13,496	755	10,700	185	930
Total expenses	13,496	755	10,700	185	930
Net investment income (loss)	2,801	(443)	(10,700)	(185)	(312)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25,922	(386)	—	—	2,674
Capital gains distributions	10,097	—	81	1	3,794
Total realized gain (loss) on investments
and capital gains distributions	36,019	(386)	81	1	6,468
Net unrealized appreciation
(depreciation) of investments	9,674	406	—	—	451
Net realized and unrealized gain (loss)
on investments	45,693	20	81	1	6,919
Net increase (decrease) in net assets
resulting from operations	$48,494	$(423)	$(10,619)	$(184)	$6,607

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class	Voya U.S. Bond Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$13,945	$71,217	$47,272	$45,703	$3,647
Expenses:
Mortality, expense risk and other charges	8,033	76,133	50,600	27,220	3,584
Total expenses	8,033	76,133	50,600	27,220	3,584
Net investment income (loss)	5,912	(4,916)	(3,328)	18,483	63

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,366	205,178	118,840	56,854	(1,660)
Capital gains distributions	16,646	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	26,012	205,178	118,840	56,854	(1,660)
Net unrealized appreciation
(depreciation) of investments	(13,060)	(47,806)	(4,169)	(20,872)	8,776
Net realized and unrealized gain (loss)
on investments	12,952	157,372	114,671	35,982	7,116
Net increase (decrease) in net assets
resulting from operations	$18,864	$152,456	$111,343	$54,465	$7,179

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,270	$3,519	$1	$1,223	$1,293
Expenses:
Mortality, expense risk and other charges	3,430	4,613	—	1,625	1,996
Total expenses	3,430	4,613	—	1,625	1,996
Net investment income (loss)	(2,160)	(1,094)	1	(402)	(703)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,098	(11,949)	9	24,126	1,538
Capital gains distributions	131,871	—	15	33,153	—
Total realized gain (loss) on investments
and capital gains distributions	137,969	(11,949)	24	57,279	1,538
Net unrealized appreciation
(depreciation) of investments	(103,996)	15,700	(20)	(47,689)	12,590
Net realized and unrealized gain (loss)
on investments	33,973	3,751	4	9,590	14,128
Net increase (decrease) in net assets
resulting from operations	$31,813	$2,657	$5	$9,188	$13,425

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Service Class	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$16	$3,427	$236	$2,813	$1,482
Expenses:
Mortality, expense risk and other charges	31	4,462	354	3,040	11,192
Total expenses	31	4,462	354	3,040	11,192
Net investment income (loss)	(15)	(1,035)	(118)	(227)	(9,710)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	12,952	(182)	11,023	27,944
Capital gains distributions	—	—	—	—	104,698
Total realized gain (loss) on investments
and capital gains distributions	8	12,952	(182)	11,023	132,642
Net unrealized appreciation
(depreciation) of investments	191	50,472	5,038	(11,274)	(97,091)
Net realized and unrealized gain (loss)
on investments	199	63,424	4,856	(251)	35,551
Net increase (decrease) in net assets
resulting from operations	$184	$62,389	$4,738	$(478)	$25,841

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$59	$20,811	$410	$2,047	$20,751
Expenses:
Mortality, expense risk and other charges	602	9,536	202	3,493	15,483
Total expenses	602	9,536	202	3,493	15,483
Net investment income (loss)	(543)	11,275	208	(1,446)	5,268

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,105	7,508	471	5,738	17,558
Capital gains distributions	5,489	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	7,594	7,508	471	5,738	17,558
Net unrealized appreciation
(depreciation) of investments	(5,811)	(2,344)	(388)	6,645	(8,861)
Net realized and unrealized gain (loss)
on investments	1,783	5,164	83	12,383	8,697
Net increase (decrease) in net assets
resulting from operations	$1,240	$16,439	$291	$10,937	$13,965

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,132	$465	$4,372	$163	$1,087
Expenses:
Mortality, expense risk and other charges	7,543	862	8,257	385	5,401
Total expenses	7,543	862	8,257	385	5,401
Net investment income (loss)	(2,411)	(397)	(3,885)	(222)	(4,314)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11,566	1,302	(7,170)	538	38,310
Capital gains distributions	27,942	2,975	45,979	2,027	24,670
Total realized gain (loss) on investments
and capital gains distributions	39,508	4,277	38,809	2,565	62,980
Net unrealized appreciation
(depreciation) of investments	(2,380)	(304)	(40,096)	(2,391)	(41,346)
Net realized and unrealized gain (loss)
on investments	37,128	3,973	(1,287)	174	21,634
Net increase (decrease) in net assets
resulting from operations	$34,717	$3,576	$(5,172)	$(48)	$17,320

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Marsico Growth Portfolio - Service Class	VY® Marsico Growth Portfolio - Service 2 Class	VY® MFS Total Return Portfolio - Service Class	VY® MFS Total Return Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$66	$—	$—	$19,023	$852
Expenses:
Mortality, expense risk and other charges	644	4,356	175	5,883	306
Total expenses	644	4,356	175	5,883	306
Net investment income (loss)	(578)	(4,356)	(175)	13,140	546

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,737	62,573	2,554	49,305	1,297
Capital gains distributions	2,861	132,425	5,302	80,818	3,923
Total realized gain (loss) on investments
and capital gains distributions	5,598	194,998	7,856	130,123	5,220
Net unrealized appreciation
(depreciation) of investments	(2,954)	(175,396)	(7,090)	(114,016)	(4,419)
Net realized and unrealized gain (loss)
on investments	2,644	19,602	766	16,107	801
Net increase (decrease) in net assets
resulting from operations	$2,066	$15,246	$591	$29,247	$1,347

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$10,239	$6,005	$894	$36,073	$891
Expenses:
Mortality, expense risk and other charges	4,672	6,278	1,056	48,463	1,435
Total expenses	4,672	6,278	1,056	48,463	1,435
Net investment income (loss)	5,567	(273)	(162)	(12,390)	(544)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	26,680	29,476	2,456	49,683	1,934
Capital gains distributions	145,661	27,112	4,437	237,160	6,679
Total realized gain (loss) on investments
and capital gains distributions	172,341	56,588	6,893	286,843	8,613
Net unrealized appreciation
(depreciation) of investments	(110,969)	(47,683)	(5,388)	482	(459)
Net realized and unrealized gain (loss)
on investments	61,372	8,905	1,505	287,325	8,154
Net increase (decrease) in net assets
resulting from operations	$66,939	$8,632	$1,343	$274,935	$7,610

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$12,703	$432	$1,835	$3,204	$60
Expenses:
Mortality, expense risk and other charges	12,071	455	2,676	4,766	102
Total expenses	12,071	455	2,676	4,766	102
Net investment income (loss)	632	(23)	(841)	(1,562)	(42)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11,710	655	(4,290)	10,132	266
Capital gains distributions	49,779	1,788	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	61,489	2,443	(4,290)	10,132	266
Net unrealized appreciation
(depreciation) of investments	(23,817)	(1,111)	(243)	(20,183)	(464)
Net realized and unrealized gain (loss)
on investments	37,672	1,332	(4,533)	(10,051)	(198)
Net increase (decrease) in net assets
resulting from operations	$38,304	$1,309	$(5,374)	$(11,613)	$(240)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$3	$75	$33	$353	$362
Expenses:
Mortality, expense risk and other charges	1	41	61	147	188
Total expenses	1	41	61	147	188
Net investment income (loss)	2	34	(28)	206	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(7)	52	84	142	111
Capital gains distributions	—	3	—	87	878
Total realized gain (loss) on investments
and capital gains distributions	(7)	55	84	229	989
Net unrealized appreciation
(depreciation) of investments	(2)	83	(73)	199	(377)
Net realized and unrealized gain (loss)
on investments	(9)	138	11	428	612
Net increase (decrease) in net assets
resulting from operations	$(7)	$172	$(17)	$634	$786

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$189	$20	$155	$27	$331
Expenses:
Mortality, expense risk and other charges	102	13	62	21	7,735
Total expenses	102	13	62	21	7,735
Net investment income (loss)	87	7	93	6	(7,404)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	125	50	40	109	61,819
Capital gains distributions	786	123	—	313	6,848
Total realized gain (loss) on investments
and capital gains distributions	911	173	40	422	68,667
Net unrealized appreciation
(depreciation) of investments	(580)	(120)	145	(205)	(53,090)
Net realized and unrealized gain (loss)
on investments	331	53	185	217	15,577
Net increase (decrease) in net assets
resulting from operations	$418	$60	$278	$223	$8,173

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$2,336	$240	$5,129	$26	$11,176
Expenses:
Mortality, expense risk and other charges	5,198	2,384	4,795	13	8,603
Total expenses	5,198	2,384	4,795	13	8,603
Net investment income (loss)	(2,862)	(2,144)	334	13	2,573

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14,579	8,997	33,541	48	36,017
Capital gains distributions	36,203	—	—	44	22,433
Total realized gain (loss) on investments
and capital gains distributions	50,782	8,997	33,541	92	58,450
Net unrealized appreciation
(depreciation) of investments	(16,834)	(3,651)	(14,387)	25	(39,068)
Net realized and unrealized gain (loss)
on investments	33,948	5,346	19,154	117	19,382
Net increase (decrease) in net assets
resulting from operations	$31,086	$3,202	$19,488	$130	$21,955

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service 2 Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$6,375	$1,598	$51	$1,508	$3
Expenses:
Mortality, expense risk and other charges	6,865	3,759	52	2,650	87
Total expenses	6,865	3,759	52	2,650	87
Net investment income (loss)	(490)	(2,161)	(1)	(1,142)	(84)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,060	26,104	264	5,911	862
Capital gains distributions	13,825	12,537	59	2,170	564
Total realized gain (loss) on investments
and capital gains distributions	15,885	38,641	323	8,081	1,426
Net unrealized appreciation
(depreciation) of investments	15,835	(10,725)	(266)	(5,937)	(545)
Net realized and unrealized gain (loss)
on investments	31,720	27,916	57	2,144	881
Net increase (decrease) in net assets
resulting from operations	$31,230	$25,755	$56	$1,002	$797

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S	Voya Strategic Allocation Moderate Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$13,705	$58	$11	$27
Expenses:
Mortality, expense risk and other charges	4,280	10,853	23	7	13
Total expenses	4,280	10,853	23	7	13
Net investment income (loss)	(4,280)	2,852	35	4	14

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25,037	23,006	12	(2)	58
Capital gains distributions	16,739	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	41,776	23,006	12	(2)	58
Net unrealized appreciation
(depreciation) of investments	(23,607)	(77,375)	77	27	(4)
Net realized and unrealized gain (loss)
on investments	18,169	(54,369)	89	25	54
Net increase (decrease) in net assets
resulting from operations	$13,889	$(51,517)	$124	$29	$68
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya GET U.S. Core Portfolio - Series 14	Voya Euro STOXX 50® Index Portfolio - Class A
Net investment income (loss)
Investment income:
Dividends	$19,058	$17	$12,168	$617	$943
Expenses:
Mortality, expense risk and other charges	22,523	12	12,903	146	531
Total expenses	22,523	12	12,903	146	531
Net investment income (loss)	(3,465)	5	(735)	471	412

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	73,301	32	63,225	(1,540)	1,636
Capital gains distributions	138,754	93	78,191	—	—
Total realized gain (loss) on investments
and capital gains distributions	212,055	125	141,416	(1,540)	1,636
Net unrealized appreciation
(depreciation) of investments	(105,058)	(55)	(80,321)	886	(6,228)
Net realized and unrealized gain (loss)
on investments	106,997	70	61,095	(654)	(4,592)
Net increase (decrease) in net assets
resulting from operations	$103,532	$75	$60,360	$(183)	$(4,180)

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$202	$4,985	$825	$1,641	$644
Expenses:
Mortality, expense risk and other charges	106	2,933	641	1,997	1,966
Total expenses	106	2,933	641	1,997	1,966
Net investment income (loss)	96	2,052	184	(356)	(1,322)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	9,130	1,556	6,042	3,774
Capital gains distributions	449	—	—	—	5,070
Total realized gain (loss) on investments
and capital gains distributions	435	9,130	1,556	6,042	8,844
Net unrealized appreciation
(depreciation) of investments	(1,112)	(5,869)	(1,602)	8,333	921
Net realized and unrealized gain (loss)
on investments	(677)	3,261	(46)	14,375	9,765
Net increase (decrease) in net assets
resulting from operations	$(581)	$5,313	$138	$14,019	$8,443

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$380	$8,334	$371	$115	$2,027
Expenses:
Mortality, expense risk and other charges	1,555	13,574	985	212	3,485
Total expenses	1,555	13,574	985	212	3,485
Net investment income (loss)	(1,175)	(5,240)	(614)	(97)	(1,458)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,845	2,326	3,500	(563)	24,144
Capital gains distributions	—	—	—	845	—
Total realized gain (loss) on investments
and capital gains distributions	3,845	2,326	3,500	282	24,144
Net unrealized appreciation
(depreciation) of investments	79	(41,739)	(6,566)	(1,203)	(2,031)
Net realized and unrealized gain (loss)
on investments	3,924	(39,413)	(3,066)	(921)	22,113
Net increase (decrease) in net assets
resulting from operations	$2,749	$(44,653)	$(3,680)	$(1,018)	$20,655

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S	Voya Russell™ Small Cap Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$5,646	$1,421	$640	$1,787	$1,794
Expenses:
Mortality, expense risk and other charges	6,947	1,815	4,939	3,594	3,839
Total expenses	6,947	1,815	4,939	3,594	3,839
Net investment income (loss)	(1,301)	(394)	(4,299)	(1,807)	(2,045)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	35,555	6,075	32,724	15,609	19,764
Capital gains distributions	—	1,554	—	6,438	13,266
Total realized gain (loss) on investments
and capital gains distributions	35,555	7,629	32,724	22,047	33,030
Net unrealized appreciation
(depreciation) of investments	7,558	2,847	(3,963)	(276)	(26,372)
Net realized and unrealized gain (loss)
on investments	43,113	10,476	28,761	21,771	6,658
Net increase (decrease) in net assets
resulting from operations	$41,812	$10,082	$24,462	$19,964	$4,613

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund - Class 2
Net investment income (loss)
Investment income:
Dividends	$94	$198	$1,715	$—	$—
Expenses:
Mortality, expense risk and other charges	1,575	69	8,755	1,021	24
Total expenses	1,575	69	8,755	1,021	24
Net investment income (loss)	(1,481)	129	(7,040)	(1,021)	(24)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,486	(267)	47,845	4,808	122
Capital gains distributions	10,585	—	76,735	5,299	233
Total realized gain (loss) on investments
and capital gains distributions	14,071	(267)	124,580	10,107	355
Net unrealized appreciation
(depreciation) of investments	(8,755)	(245)	(86,453)	(7,289)	(310)
Net realized and unrealized gain (loss)
on investments	5,316	(512)	38,127	2,818	45
Net increase (decrease) in net assets
resulting from operations	$3,835	$(383)	$31,087	$1,797	$21

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Wells Fargo Advantage VT Total Return Bond Fund
Net investment income (loss)
Investment income:
Dividends	$22	$5	$—	$8
Expenses:
Mortality, expense risk and other charges	27	14	5	10
Total expenses	27	14	5	10
Net investment income (loss)	(5)	(9)	(5)	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	107	11	30	7
Capital gains distributions	—	—	22	—
Total realized gain (loss) on investments
and capital gains distributions	107	11	52	7
Net unrealized appreciation
(depreciation) of investments	118	56	(66)	17
Net realized and unrealized gain (loss)
on investments	225	67	(14)	24
Net increase (decrease) in net assets
resulting from operations	$220	$58	$(19)	$22

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	BlackRock Global Allocation V.I. Fund - Class III Shares	Columbia Asset Allocation Fund, Variable Series - Class A Shares	Columbia Small Cap Value Fund, Variable Series - Class B Shares
Net assets at January 1, 2013	$16,725	$993,413	$325	$128,867

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(232)	(7,215)	3	(1,071)
Total realized gain (loss) on investments
and capital gains distributions	457	75,709	(15)	(60)
Net unrealized appreciation (depreciation)
of investments	5,425	56,710	61	39,074
Net increase (decrease) in net assets resulting from
operations	5,650	125,204	49	37,943
Changes from principal transactions:
Premiums	1	9,630	—	338
Death benefits	(241)	(9,652)	—	(1,515)
Surrenders and withdrawals	(2,402)	(68,066)	(63)	(11,654)
Contract charges	(131)	(9,061)	—	(1,175)
Transfers between Divisions
(including fixed account), net	(524)	61,675	4	(4,952)
Increase (decrease) in net assets derived from
principal transactions	(3,297)	(15,474)	(59)	(18,958)
Total increase (decrease) in net assets	2,353	109,730	(10)	18,985
Net assets at December 31, 2013	19,078	1,103,143	315	147,852

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(299)	4,256	3	(1,775)
Total realized gain (loss) on investments
and capital gains distributions	1,368	116,315	7	15,831
Net unrealized appreciation (depreciation)
of investments	9	(118,210)	16	(12,581)
Net increase (decrease) in net assets resulting from
operations	1,078	2,361	26	1,475
Changes from principal transactions:
Premiums	(1)	6,493	—	20
Death benefits	(325)	(9,401)	—	(1,560)
Surrenders and withdrawals	(3,394)	(91,617)	(8)	(20,537)
Contract charges	(117)	(9,097)	—	(1,054)
Cost of insurance and administrative charges	(5)	(141)	—	(39)
Transfers between Divisions
(including fixed account), net	(573)	10,113	—	(2,705)
Increase (decrease) in net assets derived from
principal transactions	(4,415)	(93,650)	(8)	(25,875)
Total increase (decrease) in net assets	(3,337)	(91,289)	18	(24,400)
Net assets at December 31, 2014	$15,741	$1,011,854	$333	$123,452

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Columbia Small Company Growth Fund, Variable Series - Class A Shares	Columbia VP Large Cap Growth Fund - Class 1	Fidelity® VIP Equity-Income Portfolio - Service Class 2	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2013	$13	$299	$159,095	$11,060

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	859	29
Total realized gain (loss) on investments
and capital gains distributions	4	11	5,291	820
Net unrealized appreciation (depreciation)
of investments	1	76	32,091	2,787
Net increase (decrease) in net assets resulting from
operations	5	82	38,241	3,636
Changes from principal transactions:
Premiums	4	—	253	22
Death benefits	—	(2)	(1,951)	(113)
Surrenders and withdrawals	(17)	(43)	(19,098)	(1,129)
Contract charges	—	—	(1,166)	(60)
Transfers between Divisions
(including fixed account), net	27	—	(4,383)	(484)
Increase (decrease) in net assets derived from
principal transactions	14	(45)	(26,345)	(1,764)
Total increase (decrease) in net assets	19	37	11,896	1,872
Net assets at December 31, 2013	32	336	170,991	12,932

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	1,249	(56)
Total realized gain (loss) on investments
and capital gains distributions	1	5	(643)	1,916
Net unrealized appreciation (depreciation)
of investments	(2)	41	10,012	(1,942)
Net increase (decrease) in net assets resulting from
operations	(1)	41	10,618	(82)
Changes from principal transactions:
Premiums	—	—	49	49
Death benefits	—	—	(2,073)	(62)
Surrenders and withdrawals	(1)	(11)	(23,160)	(992)
Contract charges	—	—	(1,046)	(57)
Cost of insurance and administrative charges	—	—	(37)	(1)
Transfers between Divisions
(including fixed account), net	(1)	—	(3,230)	(219)
Increase (decrease) in net assets derived from
principal transactions	(2)	(11)	(29,497)	(1,282)
Total increase (decrease) in net assets	(3)	30	(18,879)	(1,364)
Net assets at December 31, 2014	$29	$366	$152,112	$11,568

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ClearBridge Variable Large Cap Value Portfolio - Class I	Western Asset Variable High Income Portfolio	Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	PIMCO Real Return Portfolio - Administrative Class
Net assets at January 1, 2013	$73	$65	$1,478	$14,814

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	4	(6)	36
Total realized gain (loss) on investments
and capital gains distributions	4	(3)	230	508
Net unrealized appreciation (depreciation)
of investments	17	4	348	(1,778)
Net increase (decrease) in net assets resulting from
operations	21	5	572	(1,234)
Changes from principal transactions:
Premiums	—	—	1	66
Death benefits	—	—	—	(27)
Surrenders and withdrawals	(4)	—	(173)	(2,430)
Contract charges	—	—	(9)	(36)
Transfers between Divisions
(including fixed account), net	(2)	—	281	(2,791)
Increase (decrease) in net assets derived from
principal transactions	(6)	—	100	(5,218)
Total increase (decrease) in net assets	15	5	672	(6,452)
Net assets at December 31, 2013	88	70	2,150	8,362

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	4	(8)	31
Total realized gain (loss) on investments
and capital gains distributions	8	1	559	(48)
Net unrealized appreciation (depreciation)
of investments	1	(6)	(335)	213
Net increase (decrease) in net assets resulting from
operations	10	(1)	216	196
Changes from principal transactions:
Premiums	—	—	6	12
Death benefits	—	—	(2)	(22)
Surrenders and withdrawals	(6)	—	(289)	(1,152)
Contract charges	—	—	(11)	(24)
Cost of insurance and administrative charges	—	—	—	—
Transfers between Divisions
(including fixed account), net	(2)	—	136	(526)
Increase (decrease) in net assets derived from
principal transactions	(8)	—	(160)	(1,712)
Total increase (decrease) in net assets	2	(1)	56	(1,516)
Net assets at December 31, 2014	$90	$69	$2,206	$6,846

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class II	ProFund VP Bull	ProFund VP Europe 30	ProFund VP Rising Rates Opportunity
Net assets at January 1, 2013	$13,428	$11,201	$6,719	$5,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	183	(80)	(17)	(90)
Total realized gain (loss) on investments
and capital gains distributions	114	230	(561)	(1,718)
Net unrealized appreciation (depreciation)
of investments	3,220	2,731	1,692	2,510
Net increase (decrease) in net assets resulting from
operations	3,517	2,881	1,114	702
Changes from principal transactions:
Premiums	76	19	4	4
Death benefits	(101)	(179)	(131)	(129)
Surrenders and withdrawals	(1,551)	(1,313)	(865)	(390)
Contract charges	(59)	(94)	(49)	(35)
Transfers between Divisions
(including fixed account), net	(496)	(164)	(334)	18
Increase (decrease) in net assets derived from
principal transactions	(2,131)	(1,731)	(1,375)	(532)
Total increase (decrease) in net assets	1,386	1,150	(261)	170
Net assets at December 31, 2013	14,814	12,351	6,458	5,347

Increase (decrease) in net assets
Operations:
Net investment income (loss)	239	(196)	(30)	(75)
Total realized gain (loss) on investments
and capital gains distributions	462	936	(411)	(1,718)
Net unrealized appreciation (depreciation)
of investments	909	219	(93)	185
Net increase (decrease) in net assets resulting from
operations	1,610	959	(534)	(1,608)
Changes from principal transactions:
Premiums	128	(1)	1	2
Death benefits	(3)	(155)	(80)	(104)
Surrenders and withdrawals	(1,409)	(2,449)	(1,296)	(623)
Contract charges	(59)	(76)	(40)	(27)
Cost of insurance and administrative charges	(1)	(5)	(2)	(1)
Transfers between Divisions
(including fixed account), net	(251)	(350)	(68)	606
Increase (decrease) in net assets derived from
principal transactions	(1,595)	(3,036)	(1,485)	(147)
Total increase (decrease) in net assets	15	(2,077)	(2,019)	(1,755)
Net assets at December 31, 2014	$14,829	$10,274	$4,439	$3,592

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Balanced Portfolio - Class S	Voya Intermediate Bond Portfolio - Class S	ING American Funds Asset Allocation Portfolio	ING American Funds Global Growth and Income Portfolio
Net assets at January 1, 2013	$4,876	$1,185,574	$392,917	$14,789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	36	15,997	(2,168)	(78)
Total realized gain (loss) on investments
and capital gains distributions	(84)	3,136	14,024	1,036
Net unrealized appreciation (depreciation)
of investments	720	(42,523)	74,002	2,652
Net increase (decrease) in net assets resulting from
operations	672	(23,390)	85,858	3,610
Changes from principal transactions:
Premiums	9	7,823	4,336	152
Death benefits	(48)	(15,652)	(4,351)	(118)
Surrenders and withdrawals	(695)	(102,304)	(37,320)	(1,479)
Contract charges	(7)	(8,189)	(3,734)	(154)
Transfers between Divisions
(including fixed account), net	—	62,979	70,025	9,261
Increase (decrease) in net assets derived from
principal transactions	(741)	(55,343)	28,956	7,662
Total increase (decrease) in net assets	(69)	(78,733)	114,814	11,272
Net assets at December 31, 2013	4,807	1,106,841	507,731	26,061

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	52,890	2,914	615
Total realized gain (loss) on investments
and capital gains distributions	99	61,410	171,828	2,572
Net unrealized appreciation (depreciation)
of investments	98	6,506	(180,834)	(3,787)
Net increase (decrease) in net assets resulting from
operations	209	120,806	(6,092)	(600)
Changes from principal transactions:
Premiums	4	16,523	665	16
Death benefits	(22)	(38,922)	(1,255)	(48)
Surrenders and withdrawals	(856)	(316,938)	(9,543)	(273)
Contract charges	(8)	(22,577)	(815)	(15)
Cost of insurance and administrative charges	(1)	(514)	(14)	—
Transfers between Divisions
(including fixed account), net	46	2,511,323	(490,677)	(25,141)
Increase (decrease) in net assets derived from
principal transactions	(837)	2,148,895	(501,639)	(25,461)
Total increase (decrease) in net assets	(628)	2,269,701	(507,731)	(26,061)
Net assets at December 31, 2014	$4,179	$3,376,542	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ING American Funds International Growth and Income Portfolio	ING American Funds International Portfolio	ING American Funds World Allocation Portfolio	ING Bond Portfolio
Net assets at January 1, 2013	$11,029	$1,009,047	$185,967	$446,283

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(69)	(8,579)	(314)	(2,117)
Total realized gain (loss) on investments
and capital gains distributions	434	(56,945)	3,405	44,486
Net unrealized appreciation (depreciation)
of investments	1,898	246,406	19,709	(54,163)
Net increase (decrease) in net assets resulting from
operations	2,263	180,882	22,800	(11,794)
Changes from principal transactions:
Premiums	116	5,845	2,777	4,164
Death benefits	(98)	(11,441)	(923)	(4,182)
Surrenders and withdrawals	(771)	(71,390)	(12,182)	(34,643)
Contract charges	(126)	(7,802)	(1,681)	(3,429)
Transfers between Divisions
(including fixed account), net	7,144	(11,188)	(2,138)	(10,967)
Increase (decrease) in net assets derived from
principal transactions	6,265	(95,976)	(14,147)	(49,057)
Total increase (decrease) in net assets	8,528	84,906	8,653	(60,851)
Net assets at December 31, 2013	19,557	1,093,953	194,620	385,432

Increase (decrease) in net assets
Operations:
Net investment income (loss)	385	4,740	2,127	14,243
Total realized gain (loss) on investments
and capital gains distributions	1,408	85,996	10,043	(37,079)
Net unrealized appreciation (depreciation)
of investments	(2,385)	(136,296)	(13,537)	30,595
Net increase (decrease) in net assets resulting from
operations	(592)	(45,560)	(1,367)	7,759
Changes from principal transactions:
Premiums	6	1,212	436	430
Death benefits	(45)	(2,726)	(251)	(529)
Surrenders and withdrawals	(287)	(18,895)	(4,182)	(6,750)
Contract charges	(14)	(1,547)	(340)	(653)
Cost of insurance and administrative charges	—	(38)	(8)	(11)
Transfers between Divisions
(including fixed account), net	(18,625)	(1,026,399)	(188,908)	(385,678)
Increase (decrease) in net assets derived from
principal transactions	(18,965)	(1,048,393)	(193,253)	(393,191)
Total increase (decrease) in net assets	(19,557)	(1,093,953)	(194,620)	(385,432)
Net assets at December 31, 2014	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ING Total Return Bond Portfolio - Service Class	ING Total Return Bond Portfolio - Service 2 Class	Voya Global Perspectives Portfolio - Class A	Voya Global Resources Portfolio - Adviser Class
Net assets at January 1, 2013	$2,929,962	$64,889	$—	$72,214

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40,241	822	(37)	(851)
Total realized gain (loss) on investments
and capital gains distributions	43,116	1,225	1	(3,353)
Net unrealized appreciation (depreciation)
of investments	(173,917)	(4,218)	433	11,669
Net increase (decrease) in net assets resulting from
operations	(90,560)	(2,171)	397	7,465
Changes from principal transactions:
Premiums	18,854	65	2	835
Death benefits	(31,190)	(811)	—	(957)
Surrenders and withdrawals	(228,274)	(7,116)	(111)	(5,248)
Contract charges	(19,804)	(482)	(22)	(644)
Transfers between Divisions
(including fixed account), net	(385,548)	(1,986)	24,085	910
Increase (decrease) in net assets derived from
principal transactions	(645,962)	(10,330)	23,954	(5,104)
Total increase (decrease) in net assets	(736,522)	(12,501)	24,351	2,361
Net assets at December 31, 2013	2,193,440	52,388	24,351	74,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	62,697	1,335	(2,834)	(807)
Total realized gain (loss) on investments
and capital gains distributions	(150,185)	(2,655)	1,404	551
Net unrealized appreciation (depreciation)
of investments	111,071	1,889	6,242	(14,271)
Net increase (decrease) in net assets resulting from
operations	23,583	569	4,812	(14,527)
Changes from principal transactions:
Premiums	3,202	10	872	627
Death benefits	(4,919)	(115)	(1,702)	(348)
Surrenders and withdrawals	(47,852)	(1,555)	(19,745)	(9,293)
Contract charges	(3,650)	(91)	(1,619)	(717)
Cost of insurance and administrative charges	(87)	(2)	(24)	(14)
Transfers between Divisions
(including fixed account), net	(2,163,717)	(51,204)	188,150	26,291
Increase (decrease) in net assets derived from
principal transactions	(2,217,023)	(52,957)	165,932	16,546
Total increase (decrease) in net assets	(2,193,440)	(52,388)	170,744	2,019
Net assets at December 31, 2014	$—	$—	$195,095	$76,594
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Resources Portfolio - Service Class	Voya Global Resources Portfolio - Service 2 Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2013	$410,662	$21,585	$590,727	$1,901,279

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,135)	(206)	22,756	(27,885)
Total realized gain (loss) on investments
and capital gains distributions	(36,268)	(232)	21,871	70,906
Net unrealized appreciation (depreciation)
of investments	82,098	2,653	(24,049)	460,868
Net increase (decrease) in net assets resulting from
operations	42,695	2,215	20,578	503,889
Changes from principal transactions:
Premiums	243	1	3,734	9,242
Death benefits	(4,308)	(153)	(10,807)	(22,852)
Surrenders and withdrawals	(29,890)	(1,955)	(60,146)	(149,105)
Contract charges	(3,169)	(192)	(3,584)	(15,900)
Transfers between Divisions
(including fixed account), net	(36,138)	(1,312)	(9,245)	(68,219)
Increase (decrease) in net assets derived from
principal transactions	(73,262)	(3,611)	(80,048)	(246,834)
Total increase (decrease) in net assets	(30,567)	(1,396)	(59,470)	257,055
Net assets at December 31, 2013	380,095	20,189	531,257	2,158,334

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,732)	(187)	21,872	(34,396)
Total realized gain (loss) on investments
and capital gains distributions	(6,987)	(243)	7,566	257,565
Net unrealized appreciation (depreciation)
of investments	(30,344)	(1,634)	(31,137)	(5,419)
Net increase (decrease) in net assets resulting from
operations	(40,063)	(2,064)	(1,699)	217,750
Changes from principal transactions:
Premiums	108	1	2,621	9,950
Death benefits	(3,951)	(132)	(11,198)	(23,812)
Surrenders and withdrawals	(42,865)	(3,152)	(66,542)	(248,518)
Contract charges	(2,797)	(169)	(3,125)	(15,551)
Cost of insurance and administrative charges	(94)	(4)	(108)	(371)
Transfers between Divisions
(including fixed account), net	(9,411)	(32)	(4,294)	(50,091)
Increase (decrease) in net assets derived from
principal transactions	(59,010)	(3,488)	(82,646)	(328,393)
Total increase (decrease) in net assets	(99,073)	(5,552)	(84,345)	(110,643)
Net assets at December 31, 2014	$281,022	$14,637	$446,912	$2,047,691

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Growth Portfolio - Service 2 Class	Voya Large Cap Value Portfolio - Service Class
Net assets at January 1, 2013	$—	$214,540	$856	$76,880

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5,982)	(15)	(1,398)
Total realized gain (loss) on investments
and capital gains distributions	—	36,945	34	17,016
Net unrealized appreciation (depreciation)
of investments	—	121,135	210	50,611
Net increase (decrease) in net assets resulting from
operations	—	152,098	229	66,229
Changes from principal transactions:
Premiums	—	1,144	—	908
Death benefits	—	(7,139)	—	(3,872)
Surrenders and withdrawals	—	(42,326)	(53)	(24,464)
Contract charges	—	(4,524)	(10)	(1,589)
Transfers between Divisions
(including fixed account), net	—	653,104	(5)	465,174
Increase (decrease) in net assets derived from
principal transactions	—	600,259	(68)	436,157
Total increase (decrease) in net assets	—	752,357	161	502,386
Net assets at December 31, 2013	—	966,897	1,017	579,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(20,040)	(160)	2,801
Total realized gain (loss) on investments
and capital gains distributions	—	132,767	502	36,019
Net unrealized appreciation (depreciation)
of investments	6	39,413	742	9,674
Net increase (decrease) in net assets resulting from
operations	6	152,140	1,084	48,494
Changes from principal transactions:
Premiums	82	188	(1)	4,358
Death benefits	—	(17,044)	(147)	(11,945)
Surrenders and withdrawals	—	(159,291)	(1,002)	(106,422)
Contract charges	—	(9,318)	(75)	(5,235)
Cost of insurance and administrative charges	—	(268)	(2)	(190)
Transfers between Divisions
(including fixed account), net	(1)	876,952	17,573	495,925
Increase (decrease) in net assets derived from
principal transactions	81	691,219	16,346	376,491
Total increase (decrease) in net assets	87	843,359	17,430	424,985
Net assets at December 31, 2014	$87	$1,810,256	$18,447	$1,004,251

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Limited Maturity Bond Portfolio - Service Class	Voya Liquid Assets Portfolio - Service Class	Voya Liquid Assets Portfolio - Service 2 Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net assets at January 1, 2013	$62,727	$822,755	$15,419	$45,382

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(415)	(12,374)	(248)	(539)
Total realized gain (loss) on investments
and capital gains distributions	(946)	123	2	445
Net unrealized appreciation (depreciation)
of investments	840	—	—	12,782
Net increase (decrease) in net assets resulting from
operations	(521)	(12,251)	(246)	12,688
Changes from principal transactions:
Premiums	15	11,622	81	378
Death benefits	(3,669)	(22,758)	(252)	(799)
Surrenders and withdrawals	(7,090)	(317,888)	(7,922)	(5,633)
Contract charges	(97)	(5,788)	(109)	(375)
Transfers between Divisions
(including fixed account), net	(819)	209,767	4,721	2,064
Increase (decrease) in net assets derived from
principal transactions	(11,660)	(125,045)	(3,481)	(4,365)
Total increase (decrease) in net assets	(12,181)	(137,296)	(3,727)	8,323
Net assets at December 31, 2013	50,546	685,459	11,692	53,705

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(443)	(10,700)	(185)	(312)
Total realized gain (loss) on investments
and capital gains distributions	(386)	81	1	6,468
Net unrealized appreciation (depreciation)
of investments	406	—	—	451
Net increase (decrease) in net assets resulting from
operations	(423)	(10,619)	(184)	6,607
Changes from principal transactions:
Premiums	1	10,211	247	256
Death benefits	(2,138)	(16,023)	(43)	(702)
Surrenders and withdrawals	(5,860)	(299,351)	(7,529)	(7,384)
Contract charges	(65)	(4,642)	(84)	(377)
Cost of insurance and administrative charges	(21)	(240)	(3)	(12)
Transfers between Divisions
(including fixed account), net	(275)	193,888	3,607	12,919
Increase (decrease) in net assets derived from
principal transactions	(8,358)	(116,157)	(3,805)	4,700
Total increase (decrease) in net assets	(8,781)	(126,776)	(3,989)	11,307
Net assets at December 31, 2014	$41,765	$558,683	$7,703	$65,012

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Retirement Conservative Portfolio - Adviser Class	Voya Retirement Growth Portfolio - Adviser Class	Voya Retirement Moderate Growth Portfolio - Adviser Class	Voya Retirement Moderate Portfolio - Adviser Class
Net assets at January 1, 2013	$584,925	$4,208,491	$2,852,881	$1,668,464

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,513	4,300	10,001	16,183
Total realized gain (loss) on investments
and capital gains distributions	28,786	109,720	71,271	36,554
Net unrealized appreciation (depreciation)
of investments	(22,880)	557,838	295,611	78,023
Net increase (decrease) in net assets resulting from
operations	14,419	671,858	376,883	130,760
Changes from principal transactions:
Premiums	3,790	28,506	17,650	10,389
Death benefits	(7,011)	(41,552)	(42,769)	(26,177)
Surrenders and withdrawals	(51,064)	(259,484)	(204,399)	(120,494)
Contract charges	(4,685)	(40,082)	(23,379)	(12,802)
Transfers between Divisions
(including fixed account), net	(49,358)	(45,354)	35,238	(3,695)
Increase (decrease) in net assets derived from
principal transactions	(108,328)	(357,966)	(217,659)	(152,779)
Total increase (decrease) in net assets	(93,909)	313,892	159,224	(22,019)
Net assets at December 31, 2013	491,016	4,522,383	3,012,105	1,646,445

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,912	(4,916)	(3,328)	18,483
Total realized gain (loss) on investments
and capital gains distributions	26,012	205,178	118,840	56,854
Net unrealized appreciation (depreciation)
of investments	(13,060)	(47,806)	(4,169)	(20,872)
Net increase (decrease) in net assets resulting from
operations	18,864	152,456	111,343	54,465
Changes from principal transactions:
Premiums	2,816	24,139	16,583	9,440
Death benefits	(9,106)	(47,293)	(44,365)	(28,350)
Surrenders and withdrawals	(64,835)	(458,265)	(305,555)	(175,469)
Contract charges	(3,923)	(38,792)	(22,732)	(12,256)
Cost of insurance and administrative charges	(85)	(1,110)	(608)	(321)
Transfers between Divisions
(including fixed account), net	(811)	(50,411)	(3,528)	(7,515)
Increase (decrease) in net assets derived from
principal transactions	(75,944)	(571,732)	(360,205)	(214,471)
Total increase (decrease) in net assets	(57,080)	(419,276)	(248,862)	(160,006)
Net assets at December 31, 2014	$433,936	$4,103,107	$2,763,243	$1,486,439

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class S	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class
Net assets at January 1, 2013	$241,724	$198,630	$568,856	$69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(59)	(4,597)	(7,113)	—
Total realized gain (loss) on investments
and capital gains distributions	1,137	27,789	16,121	—
Net unrealized appreciation (depreciation)
of investments	(10,464)	66,724	(54,116)	21
Net increase (decrease) in net assets resulting from
operations	(9,386)	89,916	(45,108)	21
Changes from principal transactions:
Premiums	2,086	2,188	4,215	—
Death benefits	(3,255)	(3,395)	(5,616)	—
Surrenders and withdrawals	(18,732)	(24,567)	(41,040)	(7)
Contract charges	(1,647)	(2,180)	(3,523)	—
Transfers between Divisions
(including fixed account), net	(27,218)	66,273	(186,753)	1
Increase (decrease) in net assets derived from
principal transactions	(48,766)	38,319	(232,717)	(6)
Total increase (decrease) in net assets	(58,152)	128,235	(277,825)	15
Net assets at December 31, 2013	183,572	326,865	291,031	84

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	(2,160)	(1,094)	1
Total realized gain (loss) on investments
and capital gains distributions	(1,660)	137,969	(11,949)	24
Net unrealized appreciation (depreciation)
of investments	8,776	(103,996)	15,700	(20)
Net increase (decrease) in net assets resulting from
operations	7,179	31,813	2,657	5
Changes from principal transactions:
Premiums	1,248	1,144	1,889	—
Death benefits	(2,300)	(1,786)	(3,205)	—
Surrenders and withdrawals	(27,260)	(22,286)	(33,425)	(6)
Contract charges	(1,775)	(1,519)	(2,154)	—
Cost of insurance and administrative charges	(38)	(43)	(46)	—
Transfers between Divisions
(including fixed account), net	66,036	(334,188)	(21,880)	(83)
Increase (decrease) in net assets derived from
principal transactions	35,911	(358,678)	(58,821)	(89)
Total increase (decrease) in net assets	43,090	(326,865)	(56,164)	(84)
Net assets at December 31, 2014	$226,662	$—	$234,867	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service Class	VY® Clarion Global Real Estate Portfolio - Service 2 Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2013	$146,114	$130,676	$1,935	$283,259

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(954)	4,752	65	(1,191)
Total realized gain (loss) on investments
and capital gains distributions	12,855	(2,280)	(18)	(9,617)
Net unrealized appreciation (depreciation)
of investments	28,981	249	(10)	13,571
Net increase (decrease) in net assets resulting from
operations	40,882	2,721	37	2,763
Changes from principal transactions:
Premiums	792	121	—	130
Death benefits	(2,837)	(947)	(16)	(4,339)
Surrenders and withdrawals	(14,326)	(8,380)	(179)	(31,885)
Contract charges	(1,154)	(989)	(18)	(1,844)
Transfers between Divisions
(including fixed account), net	(3,091)	(4,163)	(10)	(1,233)
Increase (decrease) in net assets derived from
principal transactions	(20,616)	(14,358)	(223)	(39,171)
Total increase (decrease) in net assets	20,266	(11,637)	(186)	(36,408)
Net assets at December 31, 2013	166,380	119,039	1,749	246,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(402)	(703)	(15)	(1,035)
Total realized gain (loss) on investments
and capital gains distributions	57,279	1,538	8	12,952
Net unrealized appreciation (depreciation)
of investments	(47,689)	12,590	191	50,472
Net increase (decrease) in net assets resulting from
operations	9,188	13,425	184	62,389
Changes from principal transactions:
Premiums	537	119	—	78
Death benefits	(822)	(927)	(11)	(4,273)
Surrenders and withdrawals	(10,392)	(10,826)	(247)	(37,016)
Contract charges	(677)	(912)	(16)	(1,583)
Cost of insurance and administrative charges	(21)	(20)	—	(85)
Transfers between Divisions
(including fixed account), net	(164,193)	(5,200)	(154)	(15,616)
Increase (decrease) in net assets derived from
principal transactions	(175,568)	(17,766)	(428)	(58,495)
Total increase (decrease) in net assets	(166,380)	(4,341)	(244)	3,894
Net assets at December 31, 2014	$—	$114,698	$1,505	$250,745

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Clarion Real Estate Portfolio - Service 2 Class	VY® DFA World Equity Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
Net assets at January 1, 2013	$20,237	$160,718	$596,317	$30,178

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	517	(8,187)	(486)
Total realized gain (loss) on investments
and capital gains distributions	(835)	8,370	24,772	1,335
Net unrealized appreciation (depreciation)
of investments	1,048	26,202	170,712	8,653
Net increase (decrease) in net assets resulting from
operations	95	35,089	187,297	9,502
Changes from principal transactions:
Premiums	4	1,873	4,174	12
Death benefits	(228)	(1,882)	(10,932)	(313)
Surrenders and withdrawals	(1,718)	(9,895)	(58,844)	(3,057)
Contract charges	(178)	(1,453)	(4,013)	(286)
Transfers between Divisions
(including fixed account), net	417	(2,446)	(27,006)	(532)
Increase (decrease) in net assets derived from
principal transactions	(1,703)	(13,803)	(96,621)	(4,176)
Total increase (decrease) in net assets	(1,608)	21,286	90,676	5,326
Net assets at December 31, 2013	18,629	182,004	686,993	35,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(118)	(227)	(9,710)	(543)
Total realized gain (loss) on investments
and capital gains distributions	(182)	11,023	132,642	7,594
Net unrealized appreciation (depreciation)
of investments	5,038	(11,274)	(97,091)	(5,811)
Net increase (decrease) in net assets resulting from
operations	4,738	(478)	25,841	1,240
Changes from principal transactions:
Premiums	(2)	862	3,209	16
Death benefits	(157)	(1,020)	(11,158)	(283)
Surrenders and withdrawals	(2,971)	(14,406)	(77,093)	(4,313)
Contract charges	(168)	(1,517)	(3,736)	(273)
Cost of insurance and administrative charges	(4)	(26)	(175)	(7)
Transfers between Divisions
(including fixed account), net	(742)	7,511	(4,868)	(592)
Increase (decrease) in net assets derived from
principal transactions	(4,044)	(8,596)	(93,821)	(5,452)
Total increase (decrease) in net assets	694	(9,074)	(67,980)	(4,212)
Net assets at December 31, 2014	$19,323	$172,930	$619,013	$31,292

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Franklin Income Portfolio - Service Class	VY® Franklin Income Portfolio - Service 2 Class	VY® Franklin Mutual Shares Portfolio - Service Class	VY® Franklin Templeton Founding Strategy Portfolio - Service Class
Net assets at January 1, 2013	$483,680	$10,259	$176,567	$768,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	16,613	296	(1,220)	8,272
Total realized gain (loss) on investments
and capital gains distributions	(368)	678	497	1,566
Net unrealized appreciation (depreciation)
of investments	44,241	220	44,486	157,379
Net increase (decrease) in net assets resulting from
operations	60,486	1,194	43,763	167,217
Changes from principal transactions:
Premiums	3,483	5	1,883	5,959
Death benefits	(7,728)	(29)	(2,415)	(8,266)
Surrenders and withdrawals	(48,861)	(979)	(14,048)	(55,655)
Contract charges	(3,584)	(87)	(1,412)	(6,982)
Transfers between Divisions
(including fixed account), net	36,815	184	(1,361)	47,953
Increase (decrease) in net assets derived from
principal transactions	(19,875)	(906)	(17,353)	(16,991)
Total increase (decrease) in net assets	40,611	288	26,410	150,226
Net assets at December 31, 2013	524,291	10,547	202,977	918,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,275	208	(1,446)	5,268
Total realized gain (loss) on investments
and capital gains distributions	7,508	471	5,738	17,558
Net unrealized appreciation (depreciation)
of investments	(2,344)	(388)	6,645	(8,861)
Net increase (decrease) in net assets resulting from
operations	16,439	291	10,937	13,965
Changes from principal transactions:
Premiums	3,600	2	1,602	5,991
Death benefits	(8,546)	(74)	(2,136)	(9,799)
Surrenders and withdrawals	(64,891)	(1,173)	(19,899)	(71,338)
Contract charges	(3,738)	(94)	(1,435)	(7,360)
Cost of insurance and administrative charges	(94)	(2)	(33)	(147)
Transfers between Divisions
(including fixed account), net	55,147	1,477	6,008	15,250
Increase (decrease) in net assets derived from
principal transactions	(18,522)	136	(15,893)	(67,403)
Total increase (decrease) in net assets	(2,083)	427	(4,956)	(53,438)
Net assets at December 31, 2014	$522,208	$10,974	$198,021	$865,054

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Service 2 Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
Net assets at January 1, 2013	$373,644	$44,647	$565,548	$26,943

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,759)	(329)	(4,501)	(254)
Total realized gain (loss) on investments
and capital gains distributions	5,535	836	(16,596)	1,194
Net unrealized appreciation (depreciation)
of investments	111,988	12,705	(20,243)	(2,891)
Net increase (decrease) in net assets resulting from
operations	115,764	13,212	(41,340)	(1,951)
Changes from principal transactions:
Premiums	2,217	127	3,714	(5)
Death benefits	(12,159)	(559)	(4,876)	(102)
Surrenders and withdrawals	(42,158)	(6,537)	(37,099)	(1,962)
Contract charges	(1,964)	(398)	(4,119)	(214)
Transfers between Divisions
(including fixed account), net	24,232	(1,002)	14,758	34
Increase (decrease) in net assets derived from
principal transactions	(29,832)	(8,369)	(27,622)	(2,249)
Total increase (decrease) in net assets	85,932	4,843	(68,962)	(4,200)
Net assets at December 31, 2013	459,576	49,490	496,586	22,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,411)	(397)	(3,885)	(222)
Total realized gain (loss) on investments
and capital gains distributions	39,508	4,277	38,809	2,565
Net unrealized appreciation (depreciation)
of investments	(2,380)	(304)	(40,096)	(2,391)
Net increase (decrease) in net assets resulting from
operations	34,717	3,576	(5,172)	(48)
Changes from principal transactions:
Premiums	2,432	(4)	2,563	—
Death benefits	(12,739)	(878)	(4,603)	(197)
Surrenders and withdrawals	(51,136)	(6,477)	(51,269)	(3,220)
Contract charges	(1,957)	(356)	(3,709)	(182)
Cost of insurance and administrative charges	(124)	(8)	(96)	(4)
Transfers between Divisions
(including fixed account), net	(2,046)	(778)	(8,493)	(310)
Increase (decrease) in net assets derived from
principal transactions	(65,570)	(8,501)	(65,607)	(3,913)
Total increase (decrease) in net assets	(30,853)	(4,925)	(70,779)	(3,961)
Net assets at December 31, 2014	$428,723	$44,565	$425,807	$18,782

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	VY® Marsico Growth Portfolio - Service Class	VY® Marsico Growth Portfolio - Service 2 Class
Net assets at January 1, 2013	$223,964	$33,170	$405,242	$16,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,813)	(434)	(4,168)	(201)
Total realized gain (loss) on investments
and capital gains distributions	21,148	3,307	30,373	1,239
Net unrealized appreciation (depreciation)
of investments	68,454	8,267	100,341	3,921
Net increase (decrease) in net assets resulting from
operations	86,789	11,140	126,546	4,959
Changes from principal transactions:
Premiums	1,547	31	3,716	17
Death benefits	(3,110)	(292)	(10,164)	(146)
Surrenders and withdrawals	(24,088)	(4,380)	(40,183)	(2,473)
Contract charges	(2,210)	(328)	(2,361)	(155)
Transfers between Divisions
(including fixed account), net	57,965	(973)	(4,914)	(531)
Increase (decrease) in net assets derived from
principal transactions	30,104	(5,942)	(53,906)	(3,288)
Total increase (decrease) in net assets	116,893	5,198	72,640	1,671
Net assets at December 31, 2013	340,857	38,368	477,882	18,209

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,314)	(578)	(4,356)	(175)
Total realized gain (loss) on investments
and capital gains distributions	62,980	5,598	194,998	7,856
Net unrealized appreciation (depreciation)
of investments	(41,346)	(2,954)	(175,396)	(7,090)
Net increase (decrease) in net assets resulting from
operations	17,320	2,066	15,246	591
Changes from principal transactions:
Premiums	2,240	(7)	1,181	1
Death benefits	(3,099)	(367)	(5,030)	(75)
Surrenders and withdrawals	(39,493)	(4,953)	(25,312)	(807)
Contract charges	(2,329)	(297)	(1,261)	(79)
Cost of insurance and administrative charges	(49)	(8)	(89)	(2)
Transfers between Divisions
(including fixed account), net	(20,625)	(676)	(462,617)	(17,838)
Increase (decrease) in net assets derived from
principal transactions	(63,355)	(6,308)	(493,128)	(18,800)
Total increase (decrease) in net assets	(46,035)	(4,242)	(477,882)	(18,209)
Net assets at December 31, 2014	$294,822	$34,126	$—	$—

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® MFS Total Return Portfolio - Service Class	VY® MFS Total Return Portfolio - Service 2 Class	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Service Class
Net assets at January 1, 2013	$614,072	$30,932	$460,175	$357,517

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,522	48	813	1,127
Total realized gain (loss) on investments
and capital gains distributions	(1,529)	(258)	(2,349)	31,033
Net unrealized appreciation (depreciation)
of investments	96,443	4,958	80,110	27,385
Net increase (decrease) in net assets resulting from
operations	97,436	4,748	78,574	59,545
Changes from principal transactions:
Premiums	3,589	20	3,781	2,085
Death benefits	(14,423)	(465)	(5,267)	(3,489)
Surrenders and withdrawals	(65,345)	(3,635)	(42,316)	(29,981)
Contract charges	(3,307)	(271)	(3,881)	(2,922)
Transfers between Divisions
(including fixed account), net	11,313	(367)	(23,874)	(4,391)
Increase (decrease) in net assets derived from
principal transactions	(68,173)	(4,718)	(71,557)	(38,698)
Total increase (decrease) in net assets	29,263	30	7,017	20,847
Net assets at December 31, 2013	643,335	30,962	467,192	378,364

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,140	546	5,567	(273)
Total realized gain (loss) on investments
and capital gains distributions	130,123	5,220	172,341	56,588
Net unrealized appreciation (depreciation)
of investments	(114,016)	(4,419)	(110,969)	(47,683)
Net increase (decrease) in net assets resulting from
operations	29,247	1,347	66,939	8,632
Changes from principal transactions:
Premiums	2,604	28	1,761	1,635
Death benefits	(9,462)	(377)	(2,986)	(3,552)
Surrenders and withdrawals	(42,033)	(1,858)	(26,092)	(42,165)
Contract charges	(1,716)	(135)	(2,048)	(2,680)
Cost of insurance and administrative charges	(102)	(3)	(67)	(67)
Transfers between Divisions
(including fixed account), net	(621,873)	(29,964)	(504,699)	(10,431)
Increase (decrease) in net assets derived from
principal transactions	(672,582)	(32,309)	(534,131)	(57,260)
Total increase (decrease) in net assets	(643,335)	(30,962)	(467,192)	(48,628)
Net assets at December 31, 2014	$—	$—	$—	$329,736
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Net assets at January 1, 2013	$59,526	$2,461,428	$77,162	$645,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	48	(16,349)	(719)	(937)
Total realized gain (loss) on investments
and capital gains distributions	5,756	202,380	6,192	14,900
Net unrealized appreciation (depreciation)
of investments	3,873	299,394	9,112	157,817
Net increase (decrease) in net assets resulting from
operations	9,677	485,425	14,585	171,780
Changes from principal transactions:
Premiums	44	22,158	34	3,235
Death benefits	(771)	(36,867)	(408)	(10,446)
Surrenders and withdrawals	(6,181)	(231,370)	(8,521)	(67,417)
Contract charges	(518)	(18,257)	(685)	(4,747)
Transfers between Divisions
(including fixed account), net	(225)	128,904	(1,037)	6,949
Increase (decrease) in net assets derived from
principal transactions	(7,651)	(135,432)	(10,617)	(72,426)
Total increase (decrease) in net assets	2,026	349,993	3,968	99,354
Net assets at December 31, 2013	61,552	2,811,421	81,130	744,561

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(162)	(12,390)	(544)	632
Total realized gain (loss) on investments
and capital gains distributions	6,893	286,843	8,613	61,489
Net unrealized appreciation (depreciation)
of investments	(5,388)	482	(459)	(23,817)
Net increase (decrease) in net assets resulting from
operations	1,343	274,935	7,610	38,304
Changes from principal transactions:
Premiums	75	20,124	131	3,761
Death benefits	(769)	(35,374)	(379)	(12,574)
Surrenders and withdrawals	(8,613)	(345,703)	(9,843)	(91,538)
Contract charges	(464)	(18,820)	(640)	(4,524)
Cost of insurance and administrative charges	(11)	(554)	(14)	(159)
Transfers between Divisions
(including fixed account), net	228	109,329	29	(6,676)
Increase (decrease) in net assets derived from
principal transactions	(9,554)	(270,998)	(10,716)	(111,710)
Total increase (decrease) in net assets	(8,211)	3,937	(3,106)	(73,406)
Net assets at December 31, 2014	$53,341	$2,815,358	$78,024	$671,155

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Service 2 Class
Net assets at January 1, 2013	$24,314	$144,821	$243,263	$4,627

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(91)	(958)	(386)	(15)
Total realized gain (loss) on investments
and capital gains distributions	652	(7,559)	3,434	100
Net unrealized appreciation (depreciation)
of investments	5,704	25,374	63,123	1,255
Net increase (decrease) in net assets resulting from
operations	6,265	16,857	66,171	1,340
Changes from principal transactions:
Premiums	(6)	739	1,445	(10)
Death benefits	(187)	(1,844)	(4,226)	(20)
Surrenders and withdrawals	(3,411)	(11,477)	(23,617)	(524)
Contract charges	(228)	(1,128)	(1,615)	(48)
Transfers between Divisions
(including fixed account), net	(170)	(1,741)	9,085	538
Increase (decrease) in net assets derived from
principal transactions	(4,002)	(15,451)	(18,928)	(64)
Total increase (decrease) in net assets	2,263	1,406	47,243	1,276
Net assets at December 31, 2013	26,577	146,227	290,506	5,903

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(23)	(841)	(1,562)	(42)
Total realized gain (loss) on investments
and capital gains distributions	2,443	(4,290)	10,132	266
Net unrealized appreciation (depreciation)
of investments	(1,111)	(243)	(20,183)	(464)
Net increase (decrease) in net assets resulting from
operations	1,309	(5,374)	(11,613)	(240)
Changes from principal transactions:
Premiums	22	770	1,665	—
Death benefits	(317)	(1,592)	(5,644)	(67)
Surrenders and withdrawals	(2,996)	(15,774)	(31,095)	(670)
Contract charges	(207)	(1,128)	(1,604)	(49)
Cost of insurance and administrative charges	(6)	(28)	(63)	(1)
Transfers between Divisions
(including fixed account), net	108	37,391	1,536	3
Increase (decrease) in net assets derived from
principal transactions	(3,396)	19,639	(35,205)	(784)
Total increase (decrease) in net assets	(2,087)	14,265	(46,818)	(1,024)
Net assets at December 31, 2014	$24,490	$160,492	$243,688	$4,879

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Diversified International Fund - Class R	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Service Class	Voya Solution 2015 Portfolio - Service Class
Net assets at January 1, 2013	$100	$5,259	$8,567	$15,403

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	105	66	315
Total realized gain (loss) on investments
and capital gains distributions	(1)	126	134	(72)
Net unrealized appreciation (depreciation)
of investments	17	(370)	(639)	907
Net increase (decrease) in net assets resulting from
operations	15	(139)	(439)	1,150
Changes from principal transactions:
Premiums	—	1	9	9
Death benefits	—	(14)	(54)	—
Surrenders and withdrawals	(3)	(549)	(958)	(1,529)
Contract charges	—	(12)	(21)	(86)
Transfers between Divisions
(including fixed account), net	—	(120)	(460)	(41)
Increase (decrease) in net assets derived from
principal transactions	(3)	(694)	(1,484)	(1,647)
Total increase (decrease) in net assets	12	(833)	(1,923)	(497)
Net assets at December 31, 2013	112	4,426	6,644	14,906

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	34	(28)	206
Total realized gain (loss) on investments
and capital gains distributions	(7)	55	84	229
Net unrealized appreciation (depreciation)
of investments	(2)	83	(73)	199
Net increase (decrease) in net assets resulting from
operations	(7)	172	(17)	634
Changes from principal transactions:
Premiums	—	—	22	9
Death benefits	—	—	(61)	(546)
Surrenders and withdrawals	(25)	(551)	(942)	(778)
Contract charges	—	(11)	(18)	(82)
Cost of insurance and administrative charges	—	—	—	(1)
Transfers between Divisions
(including fixed account), net	(1)	(147)	(102)	(959)
Increase (decrease) in net assets derived from
principal transactions	(26)	(709)	(1,101)	(2,357)
Total increase (decrease) in net assets	(33)	(537)	(1,118)	(1,723)
Net assets at December 31, 2014	$79	$3,889	$5,526	$13,183

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution Income Portfolio - Service Class
Net assets at January 1, 2013	$16,392	$9,408	$1,283	$5,875

Increase (decrease) in net assets
Operations:
Net investment income (loss)	200	76	5	136
Total realized gain (loss) on investments
and capital gains distributions	61	52	20	(17)
Net unrealized appreciation (depreciation)
of investments	2,127	1,539	235	227
Net increase (decrease) in net assets resulting from
operations	2,388	1,667	260	346
Changes from principal transactions:
Premiums	213	187	2	5
Death benefits	—	—	(42)	(22)
Surrenders and withdrawals	(1,285)	(822)	(221)	(596)
Contract charges	(106)	(60)	(8)	(24)
Transfers between Divisions
(including fixed account), net	(23)	(708)	4	637
Increase (decrease) in net assets derived from
principal transactions	(1,201)	(1,403)	(265)	—
Total increase (decrease) in net assets	1,187	264	(5)	346
Net assets at December 31, 2013	17,579	9,672	1,278	6,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	174	87	7	93
Total realized gain (loss) on investments
and capital gains distributions	989	911	173	40
Net unrealized appreciation (depreciation)
of investments	(377)	(580)	(120)	145
Net increase (decrease) in net assets resulting from
operations	786	418	60	278
Changes from principal transactions:
Premiums	278	40	2	16
Death benefits	—	—	—	(174)
Surrenders and withdrawals	(424)	(601)	(341)	(602)
Contract charges	(100)	(58)	(7)	(22)
Cost of insurance and administrative charges	(1)	(1)	—	—
Transfers between Divisions
(including fixed account), net	145	(7)	(3)	182
Increase (decrease) in net assets derived from
principal transactions	(102)	(627)	(349)	(600)
Total increase (decrease) in net assets	684	(209)	(289)	(322)
Net assets at December 31, 2014	$18,263	$9,463	$989	$5,899

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Net assets at January 1, 2013	$1,828	$351,077	$244,764	$124,999

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1,893)	(1,039)	(1,340)
Total realized gain (loss) on investments
and capital gains distributions	248	45,060	5,625	8,405
Net unrealized appreciation (depreciation)
of investments	269	88,983	71,837	36,661
Net increase (decrease) in net assets resulting from
operations	519	132,150	76,423	43,726
Changes from principal transactions:
Premiums	17	7,466	2,962	179
Death benefits	(43)	(4,947)	(3,077)	(1,037)
Surrenders and withdrawals	(132)	(38,918)	(17,302)	(8,301)
Contract charges	(10)	(3,360)	(2,018)	(1,101)
Transfers between Divisions
(including fixed account), net	(211)	63,622	(7,146)	(11,914)
Increase (decrease) in net assets derived from
principal transactions	(379)	23,863	(26,581)	(22,174)
Total increase (decrease) in net assets	140	156,013	49,842	21,552
Net assets at December 31, 2013	1,968	507,090	294,606	146,551

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(7,404)	(2,862)	(2,144)
Total realized gain (loss) on investments
and capital gains distributions	422	68,667	50,782	8,997
Net unrealized appreciation (depreciation)
of investments	(205)	(53,090)	(16,834)	(3,651)
Net increase (decrease) in net assets resulting from
operations	223	8,173	31,086	3,202
Changes from principal transactions:
Premiums	149	7,841	2,322	41
Death benefits	(14)	(4,187)	(4,154)	(1,529)
Surrenders and withdrawals	(202)	(51,985)	(26,733)	(12,234)
Contract charges	(9)	(3,417)	(2,152)	(1,047)
Cost of insurance and administrative charges	—	(68)	(37)	(20)
Transfers between Divisions
(including fixed account), net	104	(40,244)	3,617	(4,316)
Increase (decrease) in net assets derived from
principal transactions	28	(92,060)	(27,137)	(19,105)
Total increase (decrease) in net assets	251	(83,887)	3,949	(15,903)
Net assets at December 31, 2014	$2,219	$423,203	$298,555	$130,648

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Service 2 Class
Net assets at January 1, 2013	$189,072	$1,502	$176,309	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,232)	9	(799)	—
Total realized gain (loss) on investments
and capital gains distributions	3,764	38	1,387	—
Net unrealized appreciation (depreciation)
of investments	63,432	301	40,704	—
Net increase (decrease) in net assets resulting from
operations	64,964	348	41,292	—
Changes from principal transactions:
Premiums	1,557	—	1,868	—
Death benefits	(2,526)	—	(2,646)	—
Surrenders and withdrawals	(24,407)	(175)	(18,013)	—
Contract charges	(1,938)	19	(1,486)	—
Transfers between Divisions
(including fixed account), net	41,429	2	45,458	—
Increase (decrease) in net assets derived from
principal transactions	14,115	(154)	25,181	—
Total increase (decrease) in net assets	79,079	194	66,473	—
Net assets at December 31, 2013	268,151	1,696	242,782	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	334	13	2,573	(490)
Total realized gain (loss) on investments
and capital gains distributions	33,541	92	58,450	15,885
Net unrealized appreciation (depreciation)
of investments	(14,387)	25	(39,068)	15,835
Net increase (decrease) in net assets resulting from
operations	19,488	130	21,955	31,230
Changes from principal transactions:
Premiums	1,442	—	211	474,485
Death benefits	(3,369)	—	(9,817)	—
Surrenders and withdrawals	(32,611)	(158)	(62,177)	—
Contract charges	(2,044)	—	(3,008)	—
Cost of insurance and administrative charges	(44)	—	(113)	—
Transfers between Divisions
(including fixed account), net	23,722	—	608,263	2
Increase (decrease) in net assets derived from
principal transactions	(12,904)	(158)	533,359	474,487
Total increase (decrease) in net assets	6,584	(28)	555,314	505,717
Net assets at December 31, 2014	$274,735	$1,668	$798,096	$505,717

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2013	$168,040	$4,775	$130,891	$8,501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,456)	7	(723)	(77)
Total realized gain (loss) on investments
and capital gains distributions	23,920	304	(381)	1,684
Net unrealized appreciation (depreciation)
of investments	32,787	794	34,374	892
Net increase (decrease) in net assets resulting from
operations	54,251	1,105	33,270	2,499
Changes from principal transactions:
Premiums	2,622	—	1,299	101
Death benefits	(2,288)	(193)	(1,366)	(29)
Surrenders and withdrawals	(19,720)	(610)	(11,613)	(1,880)
Contract charges	(1,774)	(2)	(1,060)	(51)
Transfers between Divisions
(including fixed account), net	43,119	(146)	18,085	(603)
Increase (decrease) in net assets derived from
principal transactions	21,959	(951)	5,345	(2,462)
Total increase (decrease) in net assets	76,210	154	38,615	37
Net assets at December 31, 2013	244,250	4,929	169,506	8,538

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,161)	(1)	(1,142)	(84)
Total realized gain (loss) on investments
and capital gains distributions	38,641	323	8,081	1,426
Net unrealized appreciation (depreciation)
of investments	(10,725)	(266)	(5,937)	(545)
Net increase (decrease) in net assets resulting from
operations	25,755	56	1,002	797
Changes from principal transactions:
Premiums	198	—	444	91
Death benefits	(1,812)	(33)	(1,277)	(45)
Surrenders and withdrawals	(23,316)	(469)	(25,026)	(738)
Contract charges	(1,642)	(1)	(1,114)	(44)
Cost of insurance and administrative charges	(30)	(1)	(25)	(1)
Transfers between Divisions
(including fixed account), net	(45,622)	(259)	923	(421)
Increase (decrease) in net assets derived from
principal transactions	(72,224)	(763)	(26,075)	(1,158)
Total increase (decrease) in net assets	(46,469)	(707)	(25,073)	(361)
Net assets at December 31, 2014	$197,781	$4,222	$144,433	$8,177

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Strategic Allocation Conservative Portfolio - Class S	Voya Strategic Allocation Growth Portfolio - Class S
Net assets at January 1, 2013	$158,174	$609,649	$1,560	$505

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,100)	(2,511)	19	2
Total realized gain (loss) on investments
and capital gains distributions	9,460	13,009	(36)	(22)
Net unrealized appreciation (depreciation)
of investments	52,362	92,520	203	122
Net increase (decrease) in net assets resulting from
operations	58,722	103,018	186	102
Changes from principal transactions:
Premiums	1,396	4,230	504	(31)
Death benefits	(1,839)	(6,779)	—	—
Surrenders and withdrawals	(14,508)	(42,823)	—	(8)
Contract charges	(1,448)	(4,752)	—	(1)
Transfers between Divisions
(including fixed account), net	57,847	5,234	—	(1)
Increase (decrease) in net assets derived from
principal transactions	41,448	(44,890)	504	(41)
Total increase (decrease) in net assets	100,170	58,128	690	61
Net assets at December 31, 2013	258,344	667,777	2,250	566

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,280)	2,852	35	4
Total realized gain (loss) on investments
and capital gains distributions	41,776	23,006	12	(2)
Net unrealized appreciation (depreciation)
of investments	(23,607)	(77,375)	77	27
Net increase (decrease) in net assets resulting from
operations	13,889	(51,517)	124	29
Changes from principal transactions:
Premiums	2,037	3,078	(207)	76
Death benefits	(2,354)	(7,284)	—	—
Surrenders and withdrawals	(26,655)	(69,227)	—	—
Contract charges	(1,930)	(4,588)	—	—
Cost of insurance and administrative charges	(34)	(121)	—	—
Transfers between Divisions
(including fixed account), net	1,790	10,476	—	(2)
Increase (decrease) in net assets derived from
principal transactions	(27,146)	(67,666)	(207)	74
Total increase (decrease) in net assets	(13,257)	(119,183)	(83)	103
Net assets at December 31, 2014	$245,087	$548,594	$2,167	$669

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Strategic Allocation Moderate Portfolio - Class S	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Net assets at January 1, 2013	$1,042	$1,198,252	$65	$701,221

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9	(10,986)	1	(5,109)
Total realized gain (loss) on investments
and capital gains distributions	(20)	38,674	14	49,218
Net unrealized appreciation (depreciation)
of investments	181	286,976	150	138,714
Net increase (decrease) in net assets resulting from
operations	170	314,664	165	182,823
Changes from principal transactions:
Premiums	—	7,763	3	617
Death benefits	—	(16,106)	—	(12,734)
Surrenders and withdrawals	(15)	(94,199)	(57)	(77,286)
Contract charges	(4)	(9,609)	—	(4,774)
Transfers between Divisions
(including fixed account), net	210	(50,917)	761	(19,438)
Increase (decrease) in net assets derived from
principal transactions	191	(163,068)	707	(113,615)
Total increase (decrease) in net assets	361	151,596	872	69,208
Net assets at December 31, 2013	1,403	1,349,848	937	770,429

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	(3,465)	5	(735)
Total realized gain (loss) on investments
and capital gains distributions	58	212,055	125	141,416
Net unrealized appreciation (depreciation)
of investments	(4)	(105,058)	(55)	(80,321)
Net increase (decrease) in net assets resulting from
operations	68	103,532	75	60,360
Changes from principal transactions:
Premiums	—	6,337	2	61
Death benefits	—	(17,571)	(1)	(12,901)
Surrenders and withdrawals	(281)	(157,425)	(156)	(86,418)
Contract charges	(4)	(9,342)	—	(4,386)
Cost of insurance and administrative charges	—	(234)	—	(205)
Transfers between Divisions
(including fixed account), net	3	(24,332)	(5)	(19,944)
Increase (decrease) in net assets derived from
principal transactions	(282)	(202,567)	(160)	(123,793)
Total increase (decrease) in net assets	(214)	(99,035)	(85)	(63,433)
Net assets at December 31, 2014	$1,189	$1,250,813	$852	$706,996

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya GET U.S. Core Portfolio - Series 14	Voya Euro STOXX 50® Index Portfolio - Class A	Voya FTSE 100® Index Portfolio - Class A	Voya Global Value Advantage Portfolio - Class S
Net assets at January 1, 2013	$23,800	$8,828	$2,261	$176,328

Increase (decrease) in net assets
Operations:
Net investment income (loss)	266	160	89	3,255
Total realized gain (loss) on investments
and capital gains distributions	(236)	839	219	7,830
Net unrealized appreciation (depreciation)
of investments	(475)	2,467	346	8,092
Net increase (decrease) in net assets resulting from
operations	(445)	3,466	654	19,177
Changes from principal transactions:
Premiums	1	143	(4,823)	1,701
Death benefits	(368)	(167)	(63)	(1,263)
Surrenders and withdrawals	(3,748)	(1,161)	(1,082)	(12,269)
Contract charges	(5)	(130)	(100)	(1,518)
Transfers between Divisions
(including fixed account), net	(15)	24,435	8,323	(6,690)
Increase (decrease) in net assets derived from
principal transactions	(4,135)	23,120	2,255	(20,039)
Total increase (decrease) in net assets	(4,580)	26,586	2,909	(862)
Net assets at December 31, 2013	19,220	35,414	5,170	175,466

Increase (decrease) in net assets
Operations:
Net investment income (loss)	471	412	96	2,052
Total realized gain (loss) on investments
and capital gains distributions	(1,540)	1,636	435	9,130
Net unrealized appreciation (depreciation)
of investments	886	(6,228)	(1,112)	(5,869)
Net increase (decrease) in net assets resulting from
operations	(183)	(4,180)	(581)	5,313
Changes from principal transactions:
Premiums	—	159	4,094	1,201
Death benefits	(15)	(171)	(138)	(1,685)
Surrenders and withdrawals	(2,928)	(2,301)	(1,324)	(12,771)
Contract charges	—	(228)	(94)	(1,473)
Cost of insurance and administrative charges	(9)	(3)	(2)	(28)
Transfers between Divisions
(including fixed account), net	(16,085)	(2,238)	(1,382)	(1,111)
Increase (decrease) in net assets derived from
principal transactions	(19,037)	(4,782)	1,154	(15,867)
Total increase (decrease) in net assets	(19,220)	(8,962)	573	(10,554)
Net assets at December 31, 2014	$—	$26,452	$5,743	$164,912

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Hang Seng Index Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class S
Net assets at January 1, 2013	$52,710	$120,472	$108,177	$81,420

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,116	45	(876)	(860)
Total realized gain (loss) on investments
and capital gains distributions	(1,325)	1,926	1,667	1,453
Net unrealized appreciation (depreciation)
of investments	51	31,548	31,727	29,806
Net increase (decrease) in net assets resulting from
operations	(158)	33,519	32,518	30,399
Changes from principal transactions:
Premiums	251	132	176	127
Death benefits	(299)	(1,886)	(1,696)	(1,065)
Surrenders and withdrawals	(3,382)	(16,225)	(8,815)	(5,858)
Contract charges	(437)	(659)	(803)	(640)
Transfers between Divisions
(including fixed account), net	(9,304)	(4,604)	(5,268)	(5,018)
Increase (decrease) in net assets derived from
principal transactions	(13,171)	(23,242)	(16,406)	(12,454)
Total increase (decrease) in net assets	(13,329)	10,277	16,112	17,945
Net assets at December 31, 2013	39,381	130,749	124,289	99,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	(356)	(1,322)	(1,175)
Total realized gain (loss) on investments
and capital gains distributions	1,556	6,042	8,844	3,845
Net unrealized appreciation (depreciation)
of investments	(1,602)	8,333	921	79
Net increase (decrease) in net assets resulting from
operations	138	14,019	8,443	2,749
Changes from principal transactions:
Premiums	122	2	71	39
Death benefits	(281)	(2,052)	(1,303)	(842)
Surrenders and withdrawals	(5,226)	(15,584)	(13,890)	(11,279)
Contract charges	(324)	(612)	(750)	(599)
Cost of insurance and administrative charges	(6)	(35)	(23)	(17)
Transfers between Divisions
(including fixed account), net	(277)	(2,936)	(3,977)	(2,487)
Increase (decrease) in net assets derived from
principal transactions	(5,992)	(21,217)	(19,872)	(15,185)
Total increase (decrease) in net assets	(5,854)	(7,198)	(11,429)	(12,436)
Net assets at December 31, 2014	$33,527	$123,551	$112,860	$86,929
The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Index Portfolio - Class A	Voya International Index Portfolio - Class S	Voya Japan TOPIX® Index Portfolio - Class A	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Net assets at January 1, 2013	$—	$45,019	$4,664	$152,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	187	11	(827)
Total realized gain (loss) on investments
and capital gains distributions	—	2,639	777	16,310
Net unrealized appreciation (depreciation)
of investments	—	7,265	685	27,707
Net increase (decrease) in net assets resulting from
operations	—	10,091	1,473	43,190
Changes from principal transactions:
Premiums	—	339	4,966	841
Death benefits	—	(610)	(8)	(1,668)
Surrenders and withdrawals	—	(4,348)	(347)	(18,715)
Contract charges	—	(420)	(37)	(1,280)
Transfers between Divisions
(including fixed account), net	—	15,964	2,601	12,599
Increase (decrease) in net assets derived from
principal transactions	—	10,925	7,175	(8,223)
Total increase (decrease) in net assets	—	21,016	8,648	34,967
Net assets at December 31, 2013	—	66,035	13,312	187,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,240)	(614)	(97)	(1,458)
Total realized gain (loss) on investments
and capital gains distributions	2,326	3,500	282	24,144
Net unrealized appreciation (depreciation)
of investments	(41,739)	(6,566)	(1,203)	(2,031)
Net increase (decrease) in net assets resulting from
operations	(44,653)	(3,680)	(1,018)	20,655
Changes from principal transactions:
Premiums	4,282	31	(3,915)	2,148
Death benefits	(8,109)	(368)	(7)	(2,263)
Surrenders and withdrawals	(89,674)	(5,593)	(848)	(25,343)
Contract charges	(5,789)	(405)	(47)	(1,430)
Cost of insurance and administrative charges	(136)	(9)	(1)	(44)
Transfers between Divisions
(including fixed account), net	1,026,895	(11,196)	1,904	47,611
Increase (decrease) in net assets derived from
principal transactions	927,469	(17,540)	(2,914)	20,679
Total increase (decrease) in net assets	882,816	(21,220)	(3,932)	41,334
Net assets at December 31, 2014	$882,816	$44,815	$9,380	$229,161

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class S
Net assets at January 1, 2013	$330,009	$61,922	$246,554	$123,542

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,240)	(354)	(2,760)	(1,293)
Total realized gain (loss) on investments
and capital gains distributions	35,114	8,819	25,095	13,212
Net unrealized appreciation (depreciation)
of investments	62,921	11,365	55,301	31,278
Net increase (decrease) in net assets resulting from
operations	96,795	19,830	77,636	43,197
Changes from principal transactions:
Premiums	1,884	532	1,360	1,543
Death benefits	(9,166)	(826)	(5,511)	(1,244)
Surrenders and withdrawals	(38,596)	(6,460)	(25,934)	(12,321)
Contract charges	(1,977)	(581)	(1,532)	(1,219)
Transfers between Divisions
(including fixed account), net	18,507	11,357	2,619	36,304
Increase (decrease) in net assets derived from
principal transactions	(29,348)	4,022	(28,998)	23,063
Total increase (decrease) in net assets	67,447	23,852	48,638	66,260
Net assets at December 31, 2013	397,456	85,774	295,192	189,802

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,301)	(394)	(4,299)	(1,807)
Total realized gain (loss) on investments
and capital gains distributions	35,555	7,629	32,724	22,047
Net unrealized appreciation (depreciation)
of investments	7,558	2,847	(3,963)	(276)
Net increase (decrease) in net assets resulting from
operations	41,812	10,082	24,462	19,964
Changes from principal transactions:
Premiums	1,762	1,312	1,642	1,938
Death benefits	(8,333)	(595)	(5,439)	(1,086)
Surrenders and withdrawals	(47,359)	(9,945)	(34,970)	(21,197)
Contract charges	(2,042)	(694)	(1,527)	(1,569)
Cost of insurance and administrative charges	(109)	(14)	(80)	(25)
Transfers between Divisions
(including fixed account), net	51,692	29,983	(347)	38,653
Increase (decrease) in net assets derived from
principal transactions	(4,389)	20,047	(40,721)	16,714
Total increase (decrease) in net assets	37,423	30,129	(16,259)	36,678
Net assets at December 31, 2014	$434,879	$115,903	$278,933	$226,480

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Small Cap Index Portfolio - Class S	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class S
Net assets at January 1, 2013	$151,300	$82,209	$6,905	$349,367

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,298)	(1,423)	91	(8,612)
Total realized gain (loss) on investments
and capital gains distributions	13,392	21,709	(563)	56,044
Net unrealized appreciation (depreciation)
of investments	47,208	9,336	1,729	77,217
Net increase (decrease) in net assets resulting from
operations	59,302	29,622	1,257	124,649
Changes from principal transactions:
Premiums	1,447	901	68	2,558
Death benefits	(1,567)	(1,177)	(26)	(7,495)
Surrenders and withdrawals	(15,946)	(8,651)	(652)	(49,810)
Contract charges	(1,531)	(793)	(33)	(3,260)
Transfers between Divisions
(including fixed account), net	60,633	459	(360)	144,422
Increase (decrease) in net assets derived from
principal transactions	43,036	(9,261)	(1,003)	86,415
Total increase (decrease) in net assets	102,338	20,361	254	211,064
Net assets at December 31, 2013	253,638	102,570	7,159	560,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,045)	(1,481)	129	(7,040)
Total realized gain (loss) on investments
and capital gains distributions	33,030	14,071	(267)	124,580
Net unrealized appreciation (depreciation)
of investments	(26,372)	(8,755)	(245)	(86,453)
Net increase (decrease) in net assets resulting from
operations	4,613	3,835	(383)	31,087
Changes from principal transactions:
Premiums	1,746	983	—	2,423
Death benefits	(1,889)	(724)	(8)	(8,728)
Surrenders and withdrawals	(27,117)	(10,996)	(626)	(63,128)
Contract charges	(1,677)	(714)	(32)	(3,173)
Cost of insurance and administrative charges	(33)	(13)	(1)	(149)
Transfers between Divisions
(including fixed account), net	(23,511)	(538)	(25)	(28,815)
Increase (decrease) in net assets derived from
principal transactions	(52,481)	(12,002)	(692)	(101,570)
Total increase (decrease) in net assets	(47,868)	(8,167)	(1,075)	(70,483)
Net assets at December 31, 2014	$205,770	$94,403	$6,084	$489,948

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class S	Wells Fargo Advantage VT Omega Growth Fund - Class 2	Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Net assets at January 1, 2013	58,278	1,122	1,443	747

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,076)	(22)	(2)	(7)
Total realized gain (loss) on investments
and capital gains distributions	8,247	146	18	1
Net unrealized appreciation (depreciation)
of investments	12,438	270	227	193
Net increase (decrease) in net assets resulting from
operations	19,609	394	243	187
Changes from principal transactions:
Premiums	118	(62)	—	(164)
Death benefits	(643)	(38)	—	—
Surrenders and withdrawals	(7,670)	(12)	(113)	(3)
Contract charges	(448)	(2)	(11)	(1)
Transfers between Divisions
(including fixed account), net	(1,605)	(1)	(2)	—
Increase (decrease) in net assets derived from
principal transactions	(10,248)	(115)	(126)	(168)
Total increase (decrease) in net assets	9,361	279	117	19
Net assets at December 31, 2013	67,639	1,401	1,560	766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,021)	(24)	(5)	(9)
Total realized gain (loss) on investments
and capital gains distributions	10,107	355	107	11
Net unrealized appreciation (depreciation)
of investments	(7,289)	(310)	118	56
Net increase (decrease) in net assets resulting from
operations	1,797	21	220	58
Changes from principal transactions:
Premiums	73	(290)	—	(130)
Death benefits	(501)	—	—	—
Surrenders and withdrawals	(10,261)	—	(392)	—
Contract charges	(392)	—	(11)	—
Cost of insurance and administrative charges	(18)	—	—	—
Transfers between Divisions
(including fixed account), net	(1,977)	(1)	(4)	(1)
Increase (decrease) in net assets derived from
principal transactions	(13,076)	(291)	(407)	(131)
Total increase (decrease) in net assets	(11,279)	(270)	(187)	(73)
Net assets at December 31, 2014	56,360	1,131	1,373	693

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	Wells Fargo Advantage VT Total Return Bond Fund
Net assets at January 1, 2013	$233	$712

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3)
Total realized gain (loss) on investments
and capital gains distributions	24	28
Net unrealized appreciation (depreciation)
of investments	86	(52)
Net increase (decrease) in net assets resulting from
operations	105	(27)
Changes from principal transactions:
Premiums	—	—
Death benefits	—	(25)
Surrenders and withdrawals	(6)	(58)
Contract charges	(2)	(5)
Transfers between Divisions
(including fixed account), net	(15)	36
Increase (decrease) in net assets derived from
principal transactions	(23)	(52)
Total increase (decrease) in net assets	82	(79)
Net assets at December 31, 2013	315	633

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2)
Total realized gain (loss) on investments
and capital gains distributions	52	7
Net unrealized appreciation (depreciation)
of investments	(66)	17
Net increase (decrease) in net assets resulting from
operations	(19)	22
Changes from principal transactions:
Premiums	—	—
Death benefits	—	—
Surrenders and withdrawals	(69)	(114)
Contract charges	(1)	(4)
Cost of insurance and administrative charges	—	—
Transfers between Divisions
(including fixed account), net	3	4
Increase (decrease) in net assets derived from
principal transactions	(67)	(114)
Total increase (decrease) in net assets	(86)	(92)
Net assets at December 31, 2014	$229	$541

The accompanying notes are an integral part of these financial statements.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

1.	Organization
Voya Insurance and Annuity Company Separate Account B (the “Account”) was established by Voya Insurance and Annuity Company (“VIAC” or the “Company”), which changed its name from ING USA Annuity and Life Insurance Company on September 1, 2014, to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering (the “March 2014, Offering”). Also on March 25, 2014 pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Repurchase”) (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the “March 2014 Transactions”). Upon completion of the March 2014 Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On September 8, 2014, ING completed a sale of 22,277,993 shares of common stock of Voya Financial in a registered public offering (the “September 2014 Offering”). Also on September 8, 2014 pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Repurchase”) (the September 2014 Offering and the September 2014 Direct Share Repurchase collectively, the “September 2014 Transactions”). Upon completion of the September 2014 Transactions, ING's ownership of Voya Financial was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial in a registered public offering (the “November 2014 Offering”). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Repurchase”) (the November 2014 Offering and the November 2014 Direct Share

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Repurchase collectively, the “November 2014 Transactions”). Upon completion of the November 2014 Transactions, ING's ownership of Voya Financial was reduced to 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016.

The Account includes Voya Architect Contracts, Voya GoldenSelect Contracts, Voya Retirement Solutions Rollover Choice Contracts and Voya SmartDesign Contracts (collectively, the “Contracts”), that ceased being available to new contract owners. These Contracts were, however, still available to existing contract owners. Voya GoldenSelect Contracts included Access, DVA Plus, Premium Plus, ES II and Landmark. Voya SmartDesign Contracts include Advantage, Signature Variable Annuity and Variable Annuity.

The Account also includes the following discontinued offerings:

ING GoldenSelect Contracts:
   Access One (September 2003)
   DVA and DVA Series 100 (May 2000)
   DVA 80 (May 1991)
   DVA Plus (January 2004)
   Generations (October 2008)
   Granite PrimElite (May 2001)
   Opportunities and Legends (March 2007)
   Value (June 2003)
ING Simplicity Contracts (August 2007)
ING SmartDesign Contracts:
   Variable Annuity, Advantage and Signature (April 2008)
Wells Fargo ING Contracts:
   Opportunities and Landmark (June 2006)
ING Customized Solutions Focus Contracts (September 2004)

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the VIAC guaranteed interest division, the VIAC fixed interest division and the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VIAC.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

At December 31, 2014, the Account had 117 investment divisions (the “Divisions”), 21 of which invest in independently managed mutual funds and 96 of which invest in mutual funds managed by affiliates, either Directed Services LLC (“DSL”) or Voya Investments, LLC (“VIL”). The assets in each Division are invested in shares of a designated mutual fund (“Fund”) of various investment trusts (the “Trusts”). All “ING” branded Trusts and Funds, excluding the “ING” branded Funds listed in the closed Divisions table, were rebranded with “Voya” or “VY” as of May 1, 2014.

Investment Divisions with assets balances at December 31, 2014 and related Trusts are as follows:

AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A Shares
Columbia Small Cap Value Fund, Variable Series - Class B Shares
Columbia Small Company Growth Fund, Variable Series - Class A Shares
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II
ProFunds:
ProFund VP Bull
ProFund VP Europe 30
ProFund VP Rising Rates Opportunity
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S

Voya Investors Trust:
Voya Global Perspectives Portfolio - Class A
Voya Global Resources Portfolio - Adviser Class
Voya Global Resources Portfolio - Service Class
Voya Global Resources Portfolio - Service 2 Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Growth Portfolio - Service 2 Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Service Class
Voya Liquid Assets Portfolio - Service Class
Voya Liquid Assets Portfolio - Service 2 Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya Retirement Conservative Portfolio - Adviser Class
Voya Retirement Growth Portfolio - Adviser Class
Voya Retirement Moderate Growth Portfolio - Adviser Class
Voya Retirement Moderate Portfolio - Adviser Class
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service Class
VY® Clarion Global Real Estate Portfolio - Service 2 Class
VY® Clarion Real Estate Portfolio - Service Class
VY® Clarion Real Estate Portfolio - Service 2 Class
VY® DFA World Equity Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
VY® Franklin Income Portfolio - Service Class
VY® Franklin Income Portfolio - Service 2 Class
VY® Franklin Mutual Shares Portfolio - Service Class
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Service 2 Class

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
VY® Morgan Stanley Global Franchise Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Service 2 Class
Voya Mutual Funds:
Voya Diversified International Fund - Class R
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class
Voya Global Bond Portfolio - Service Class
Voya Solution 2015 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution Income Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Service 2 Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class

Voya Partners, Inc. (continued):
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S
Voya Strategic Allocation Growth Portfolio - Class S
Voya Strategic Allocation Moderate Portfolio - Class S
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A
Voya FTSE 100® Index Portfolio - Class A
Voya Global Value Advantage Portfolio - Class S
Voya Hang Seng Index Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class A
Voya International Index Portfolio - Class S
Voya Japan TOPIX® Index Portfolio - Class A
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class S
Voya Russell™ Small Cap Index Portfolio - Class S
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class S
Voya Variable Products Trust:
Voya International Value Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class S
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
Wells Fargo Advantage VT Total Return Bond Fund

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

The names of certain Trusts and Divisions were changed during 2014. The following is a summary of current and former names for those Trusts and Divisions excluding any name changes associated with rebranding from the “ING” brand to new Voya brand:

Current Name
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Voya Investors Trust:
ING Total Return Bond Portfolio - Service Class
ING Total Return Bond Portfolio - Service 2 Class
Voya High Yield Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class

Former Name
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
ING Investors Trust:
ING PIMCO Total Return Bond Portfolio - Service Class
ING PIMCO Total Return Bond Portfolio - Service 2 Class
ING PIMCO High Yield Portfolio - Service Class
ING Partners, Inc.:
ING PIMCO Total Return Portfolio - Service Class

During 2014, the following Divisions were closed to contract owners:

Voya Investors Trust:
ING American Funds Asset Allocation Portfolio
ING American Funds Global Growth and Income Portfolio
ING American Funds International Growth and Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING Bond Portfolio
ING Total Return Bond Portfolio - Service Class
ING Total Return Bond Portfolio - Service 2 Class
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Institutional Class
VY® BlackRock Large Cap Growth Portfolio - Service Class
VY® Marsico Growth Portfolio - Service Class
VY® Marsico Growth Portfolio - Service 2 Class
VY® MFS Total Return Portfolio - Service Class
VY® MFS Total Return Portfolio - Service 2 Class
VY® MFS Utilities Portfolio - Service Class
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. To the extent that benefits to be paid to the contract owners exceed their account values, VIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VIAC).

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, were issued.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2014 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.	Charges and Fees
Under the terms of all Contracts, certain charges and fees are incurred by the Contracts to cover VIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

Daily charges are deducted at annual rates of 0.35% to 2.20% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.15% of the assets attributable to the Contracts.  These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $40 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contracts. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.00% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken as specified in the Contract. These charges are assessed through the redemption of units.

Withdrawal and Distribution Charges

For certain Contracts, a charge is deducted from the accumulation value for contract owners taking more than one conventional partial withdrawal during a Contract year. For certain Contracts, annual distribution fees are deducted from the Contracts’ accumulation values. These charges are assessed through the redemption of units.

Other Contract Charges

For certain Contracts, an additional annual charge of 0.50% is deducted daily from the accumulation value for amounts invested in the Voya GET U.S. Core Portfolio Funds. These charges are assessed through a reduction in unit values.

Certain Contacts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by VIAC

Certain charges and fees for various types of Contracts may be waived by VIAC. VIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

5.	Related Party Transactions
During the year ended December 31, 2014, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to the Voya Investors Trust and Voya Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Mutual Funds, Voya Strategic Allocation Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.05% to 0.80% of the average net assets of each respective Fund.

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

6.    Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	$8	$4,723
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares	133,336	134,265
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A Shares	15	13
Columbia Small Cap Value Fund, Variable Series - Class B Shares	17,658	28,988
Columbia Small Company Growth Fund, Variable Series - Class A Shares	1	2
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	16
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	6,243	32,283
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,418	1,852
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	8	9
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	6	2
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	598	474
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	634	2,316
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	723	2,079
ProFunds:
ProFund VP Bull	274	3,243
ProFund VP Europe 30	128	1,643
ProFund VP Rising Rates Opportunity	635	857
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	138	962
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	2,723,646	521,861
Voya Investors Trust:
ING American Funds Asset Allocation Portfolio	198,404	507,475
ING American Funds Global Growth and Income Portfolio	3,815	25,589
ING American Funds International Growth and Income Portfolio	2,184	19,372
ING American Funds International Portfolio	24,090	1,053,407
ING American Funds World Allocation Portfolio	36,935	195,760
ING Bond Portfolio	18,622	397,570
ING Total Return Bond Portfolio - Service Class	135,103	2,235,488
ING Total Return Bond Portfolio - Service 2 Class	2,961	53,335
Voya Global Perspectives Portfolio - Class A	196,505	33,376
Voya Global Resources Portfolio - Adviser Class	41,043	25,304
Voya Global Resources Portfolio - Service Class	14,881	76,624
Voya Global Resources Portfolio - Service 2 Class	590	4,265

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
Voya High Yield Portfolio - Service Class	$84,080	$144,853
Voya Large Cap Growth Portfolio - Adviser Class	165,429	371,230
Voya Large Cap Growth Portfolio - Institutional Class	82	1
Voya Large Cap Growth Portfolio - Service Class	1,070,573	331,287
Voya Large Cap Growth Portfolio - Service 2 Class	18,210	1,954
Voya Large Cap Value Portfolio - Service Class	557,911	168,522
Voya Limited Maturity Bond Portfolio - Service Class	642	9,443
Voya Liquid Assets Portfolio - Service Class	149,298	276,074
Voya Liquid Assets Portfolio - Service 2 Class	8,081	12,070
Voya Multi-Manager Large Cap Core Portfolio - Service Class	20,977	12,794
Voya Retirement Conservative Portfolio - Adviser Class	59,523	112,909
Voya Retirement Growth Portfolio - Adviser Class	73,319	649,967
Voya Retirement Moderate Growth Portfolio - Adviser Class	48,487	412,021
Voya Retirement Moderate Portfolio - Adviser Class	54,783	250,771
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	163,533	392,501
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	33,037	92,953
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	16	89
VY® BlackRock Large Cap Growth Portfolio - Service Class	50,918	193,735
VY® Clarion Global Real Estate Portfolio - Service Class	2,227	20,695
VY® Clarion Global Real Estate Portfolio - Service 2 Class	23	465
VY® Clarion Real Estate Portfolio - Service Class	3,588	63,119
VY® Clarion Real Estate Portfolio - Service 2 Class	281	4,443
VY® DFA World Equity Portfolio - Service Class	14,436	23,258
VY® FMR Diversified Mid Cap Portfolio - Service Class	111,976	110,808
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	5,891	6,397
VY® Franklin Income Portfolio - Service Class	65,976	73,223
VY® Franklin Income Portfolio - Service 2 Class	2,290	1,946
VY® Franklin Mutual Shares Portfolio - Service Class	14,199	31,537
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	38,277	100,412
VY® Invesco Growth and Income Portfolio - Service Class	45,605	85,645
VY® Invesco Growth and Income Portfolio - Service 2 Class	3,648	9,571
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	87,768	111,281
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	2,337	4,445
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	48,032	91,031
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	3,102	7,126
VY® Marsico Growth Portfolio - Service Class	142,557	507,615
VY® Marsico Growth Portfolio - Service 2 Class	5,789	19,462
VY® MFS Total Return Portfolio - Service Class	101,995	680,619
VY® MFS Total Return Portfolio - Service 2 Class	5,112	32,952
VY® MFS Utilities Portfolio - Service Class	169,395	552,298
VY® Morgan Stanley Global Franchise Portfolio - Service Class	46,357	76,779
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	6,211	11,491
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	303,476	349,704
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	8,386	12,966
VY® T. Rowe Price Equity Income Portfolio - Service Class	71,048	132,347
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	2,671	4,303
VY® T. Rowe Price International Stock Portfolio - Service Class	38,877	20,079
VY® Templeton Global Growth Portfolio - Service Class	16,357	53,124

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Templeton Global Growth Portfolio - Service 2 Class	$756	$1,582
Voya Mutual Funds:
Voya Diversified International Fund - Class R	3	26
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	90	763
Voya Global Bond Portfolio - Service Class	389	1,519
Voya Solution 2015 Portfolio - Service Class	945	3,009
Voya Solution 2025 Portfolio - Service Class	1,686	736
Voya Solution 2035 Portfolio - Service Class	1,040	794
Voya Solution 2045 Portfolio - Service Class	149	367
Voya Solution Income Portfolio - Service Class	524	1,031
VY® American Century Small-Mid Cap Value Portfolio - Service Class	709	363
VY® Baron Growth Portfolio - Service Class	18,899	111,513
VY® Columbia Contrarian Core Portfolio - Service Class	65,888	59,684
VY® Columbia Small Cap Value II Portfolio - Service Class	841	22,089
VY® Invesco Comstock Portfolio - Service Class	56,264	68,833
VY® Invesco Equity and Income Portfolio - Initial Class	70	171
VY® Invesco Equity and Income Portfolio - Service Class	663,333	104,968
VY® Invesco Equity and Income Portfolio - Service 2 Class	560,424	72,603
VY® JPMorgan Mid Cap Value Portfolio - Service Class	14,368	76,216
VY® Oppenheimer Global Portfolio - Initial Class	118	823
VY® Oppenheimer Global Portfolio - Service Class	9,594	34,641
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	799	1,477
VY® T. Rowe Price Growth Equity Portfolio - Service Class	61,334	76,021
VY® Templeton Foreign Equity Portfolio - Service Class	45,903	110,717
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	419	591
Voya Strategic Allocation Growth Portfolio - Class S	98	19
Voya Strategic Allocation Moderate Portfolio - Class S	118	387
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	160,582	227,861
Voya Growth and Income Portfolio - Class I	110	172
Voya Growth and Income Portfolio - Class S	90,358	136,696
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14	640	19,206
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	15,449	19,819
Voya FTSE 100® Index Portfolio - Class A	3,663	1,965
Voya Global Value Advantage Portfolio - Class S	12,251	26,066
Voya Hang Seng Index Portfolio - Class S	13,373	19,181
Voya Index Plus LargeCap Portfolio - Class S	2,101	23,674
Voya Index Plus MidCap Portfolio - Class S	5,775	21,899
Voya Index Plus SmallCap Portfolio - Class S	1,013	17,374
Voya International Index Portfolio - Class A	1,068,131	145,902
Voya International Index Portfolio - Class S	3,716	21,870
Voya Japan TOPIX® Index Portfolio - Class A	8,335	10,501
Voya Russell™ Large Cap Growth Index Portfolio - Class S	80,468	61,247
Voya Russell™ Large Cap Index Portfolio - Class S	67,644	73,334
Voya Russell™ Large Cap Value Index Portfolio - Class S	43,569	22,361

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Portfolios, Inc. (continued):
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	$15,245	$60,265
Voya Russell™ Mid Cap Index Portfolio - Class S	80,474	59,129
Voya Russell™ Small Cap Index Portfolio - Class S	43,458	84,718
Voya Small Company Portfolio - Class S	19,708	22,606
Voya U.S. Bond Index Portfolio - Class S	90,442	54,467
Voya Variable Products Trust:
Voya International Value Portfolio - Class S	479	1,043
Voya MidCap Opportunities Portfolio - Class S	81,468	113,343
Voya SmallCap Opportunities Portfolio - Class S	5,657	14,454
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	242	323
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	22	434
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	5	145
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	27	78
Wells Fargo Advantage VT Total Return Bond Fund	13	129

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding for the years ended December 31, 2014 and 2013 are shown in the following table.

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	6,155	321,439	(315,284)	108,471	398,420	(289,949)
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund - Class III Shares	8,224,669	16,150,765	(7,926,096)	20,956,025	22,103,381	(1,147,356)
Columbia Funds Variable Insurance Trust:
Columbia Asset Allocation Fund, Variable Series - Class A Shares	6	402	(396)	260	3,486	(3,226)
Columbia Small Cap Value Fund, Variable Series - Class B Shares	90,778	1,034,614	(943,836)	888,950	1,695,603	(806,653)
Columbia Small Company Growth Fund, Variable Series - Class A Shares	—	39	(39)	1,213	686	527
Columbia Funds Variable Series Trust II:
Columbia VP Large Cap Growth Fund - Class 1	—	1,038	(1,038)	1	4,871	(4,870)
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Service Class 2	97,784	1,916,525	(1,818,741)	1,453,570	3,310,753	(1,857,183)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	19,034	64,028	(44,994)	27,286	95,616	(68,330)
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Large Cap Value Portfolio - Class I	—	537	(537)	10	586	(576)
Legg Mason Partners Variable Income Trust:
Western Asset Variable High Income Portfolio	13	12	1	22	17	5
Oppenheimer Variable Account Funds:
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares	9,895	15,076	(5,181)	18,004	14,858	3,146
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	52,902	175,527	(122,625)	50,678	416,872	(366,194)
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class II	18,693	90,780	(72,087)	25,060	133,821	(108,761)
ProFunds:
ProFund VP Bull	18,822	271,740	(252,918)	2,462,232	2,627,593	(165,361)
ProFund VP Europe 30	8,740	142,012	(133,272)	1,232,927	1,372,224	(139,297)
ProFund VP Rising Rates Opportunity	337,661	370,221	(32,560)	4,225,533	4,405,654	(180,121)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class S	5,276	59,730	(54,454)	13,877	66,455	(52,578)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class S	205,632,451	54,296,049	151,336,402	27,221,617	31,168,764	(3,947,147)
Voya Investors Trust:
ING American Funds Asset Allocation Portfolio	—	38,854,627	(38,854,627)	9,924,681	7,453,978	2,470,703
ING American Funds Global Growth and Income Portfolio	—	2,041,047	(2,041,047)	1,607,009	950,663	656,346
ING American Funds International Growth and Income Portfolio	—	1,681,616	(1,681,616)	1,279,880	701,770	578,110
ING American Funds International Portfolio	—	55,332,268	(55,332,268)	7,398,728	12,668,430	(5,269,702)
ING American Funds World Allocation Portfolio	—	12,604,885	(12,604,885)	1,933,640	2,904,399	(970,759)
ING Bond Portfolio	—	35,805,133	(35,805,133)	11,122,462	15,659,190	(4,536,728)
ING Total Return Bond Portfolio - Service Class	—	122,369,814	(122,369,814)	40,970,087	76,926,920	(35,956,833)
ING Total Return Bond Portfolio - Service 2 Class	—	3,560,308	(3,560,308)	882,174	1,573,054	(690,880)
Voya Global Perspectives Portfolio - Class A	20,690,783	4,637,454	16,053,329	2,644,266	304,514	2,339,752
Voya Global Resources Portfolio - Adviser Class	6,351,450	4,843,839	1,507,611	4,170,253	4,785,162	(614,909)
Voya Global Resources Portfolio - Service Class	523,748	2,040,874	(1,517,126)	2,043,323	4,193,713	(2,150,390)
Voya Global Resources Portfolio - Service 2 Class	21,898	148,428	(126,530)	69,500	216,649	(147,149)
Voya High Yield Portfolio - Service Class	6,887,773	11,431,763	(4,543,990)	14,385,054	18,994,786	(4,609,732)
Voya Large Cap Growth Portfolio - Adviser Class	7,290,886	31,177,955	(23,887,069)	12,685,554	33,663,707	(20,978,153)
Voya Large Cap Growth Portfolio - Institutional Class	8,199	58	8,141	—	—	—
Voya Large Cap Growth Portfolio - Service Class	47,543,829	14,966,167	32,577,662	42,191,806	8,451,709	33,740,097
Voya Large Cap Growth Portfolio - Service 2 Class	872,281	87,448	784,833	1,146	4,980	(3,834)
Voya Large Cap Value Portfolio - Service Class	37,839,059	13,426,385	24,412,674	39,917,278	6,594,045	33,323,233
Voya Limited Maturity Bond Portfolio - Service Class	59,492	452,134	(392,642)	1,946,085	2,474,171	(528,086)
Voya Liquid Assets Portfolio - Service Class	34,130,732	42,481,038	(8,350,306)	87,970,851	97,482,923	(9,512,072)
Voya Liquid Assets Portfolio - Service 2 Class	968,025	1,366,964	(398,939)	2,674,163	3,030,695	(356,532)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	1,385,295	1,128,285	257,010	1,673,076	1,964,689	(291,613)
Voya Retirement Conservative Portfolio - Adviser Class	8,160,027	15,620,720	(7,460,693)	19,464,606	30,484,142	(11,019,536)
Voya Retirement Growth Portfolio - Adviser Class	8,400,115	51,654,801	(43,254,686)	17,024,825	46,877,846	(29,853,021)
Voya Retirement Moderate Growth Portfolio - Adviser Class	7,635,583	34,931,925	(27,296,342)	19,105,209	37,160,224	(18,055,015)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Retirement Moderate Portfolio - Adviser Class	6,303,968	23,097,104	(16,793,136)	14,208,751	26,897,446	(12,688,695)
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	—	17,270,017	(17,270,017)	8,766,148	6,387,551	2,378,597
VY® BlackRock Inflation Protected Bond Portfolio - Service Class	5,896,052	11,019,027	(5,122,975)	10,589,859	29,980,362	(19,390,503)
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	—	6,597	(6,597)	—	575	(575)
VY® BlackRock Large Cap Growth Portfolio - Service Class	—	10,667,858	(10,667,858)	3,721,159	5,310,881	(1,589,722)
VY® Clarion Global Real Estate Portfolio - Service Class	216,124	1,550,019	(1,333,895)	1,554,359	2,696,195	(1,141,836)
VY® Clarion Global Real Estate Portfolio - Service 2 Class	638	32,832	(32,194)	22,795	40,493	(17,698)
VY® Clarion Real Estate Portfolio - Service Class	29,093	836,605	(807,512)	892,339	1,425,188	(532,849)
VY® Clarion Real Estate Portfolio - Service 2 Class	4,723	143,887	(139,164)	88,190	152,505	(64,315)
VY® DFA World Equity Portfolio - Service Class	2,116,962	2,899,551	(782,589)	2,818,109	4,205,300	(1,387,191)
VY® FMR Diversified Mid Cap Portfolio - Service Class	1,654,180	5,835,827	(4,181,647)	5,250,899	10,239,736	(4,988,837)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	25,583	231,070	(205,487)	124,868	297,242	(172,374)
VY® Franklin Income Portfolio - Service Class	8,554,305	9,843,487	(1,289,182)	11,666,796	13,154,426	(1,487,630)
VY® Franklin Income Portfolio - Service 2 Class	143,323	133,736	9,587	175,138	246,648	(71,510)
VY® Franklin Mutual Shares Portfolio - Service Class	2,013,375	3,155,170	(1,141,795)	2,811,676	4,192,718	(1,381,042)
VY® Franklin Templeton Founding Strategy Portfolio - Service Class	6,086,614	11,853,383	(5,766,769)	9,814,926	11,413,988	(1,599,062)
VY® Invesco Growth and Income Portfolio - Service Class	1,050,668	2,735,832	(1,685,164)	3,976,758	4,778,673	(801,915)
VY® Invesco Growth and Income Portfolio - Service 2 Class	32,798	436,022	(403,224)	176,125	615,964	(439,839)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,020,472	7,339,060	(3,318,588)	8,138,332	9,520,810	(1,382,478)
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class	9,320	140,522	(131,202)	115,276	190,351	(75,075)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	2,646,318	5,432,206	(2,785,888)	7,594,153	5,979,366	1,614,787
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class	8,997	248,187	(239,190)	74,403	335,412	(261,009)
VY® Marsico Growth Portfolio - Service Class	—	21,521,362	(21,521,362)	7,043,260	9,786,052	(2,742,792)
VY® Marsico Growth Portfolio - Service 2 Class	—	936,562	(936,562)	44,510	232,738	(188,228)
VY® MFS Total Return Portfolio - Service Class	—	21,493,544	(21,493,544)	3,798,744	5,996,629	(2,197,885)
VY® MFS Total Return Portfolio - Service 2 Class	—	1,961,742	(1,961,742)	204,988	509,588	(304,600)
VY® MFS Utilities Portfolio - Service Class	—	21,110,536	(21,110,536)	4,704,451	8,131,013	(3,426,562)
VY® Morgan Stanley Global Franchise Portfolio - Service Class	1,835,351	4,165,701	(2,330,350)	3,431,078	5,114,292	(1,683,214)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class	55,674	439,594	(383,920)	156,028	491,307	(335,279)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	5,849,694	10,637,387	(4,787,693)	13,043,820	14,965,013	(1,921,193)
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class	85,020	526,563	(441,543)	247,512	748,332	(500,820)
VY® T. Rowe Price Equity Income Portfolio - Service Class	1,783,023	4,459,082	(2,676,059)	6,498,643	8,415,046	(1,916,403)
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class	36,910	208,804	(171,894)	98,856	316,507	(217,651)
VY® T. Rowe Price International Stock Portfolio - Service Class	3,246,334	1,956,972	1,289,362	2,394,315	3,482,765	(1,088,450)
VY® Templeton Global Growth Portfolio - Service Class	1,367,982	2,668,958	(1,300,976)	2,677,867	3,471,401	(793,534)
VY® Templeton Global Growth Portfolio - Service 2 Class	40,795	72,237	(31,442)	54,689	54,697	(8)
Voya Mutual Funds:
Voya Diversified International Fund - Class R	—	2,469	(2,469)	—	301	(301)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Service Class	2,136	48,125	(45,989)	12,011	57,885	(45,874)
Voya Global Bond Portfolio - Service Class	27,825	105,079	(77,254)	46,198	152,570	(106,372)
Voya Solution 2015 Portfolio - Service Class	37,503	206,790	(169,287)	37,910	163,170	(125,260)
Voya Solution 2025 Portfolio - Service Class	31,632	38,569	(6,937)	58,750	149,908	(91,158)
Voya Solution 2035 Portfolio - Service Class	4,875	46,366	(41,491)	13,696	116,099	(102,403)
Voya Solution 2045 Portfolio - Service Class	578	22,404	(21,826)	2,164	21,221	(19,057)
Voya Solution Income Portfolio - Service Class	34,008	77,668	(43,660)	58,287	58,324	(37)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	16,509	15,703	806	7,984	22,569	(14,585)
VY® Baron Growth Portfolio - Service Class	2,928,042	7,662,806	(4,734,764)	10,567,431	9,125,223	1,442,208
VY® Columbia Contrarian Core Portfolio - Service Class	3,603,719	5,524,090	(1,920,371)	3,873,744	6,096,031	(2,222,287)
VY® Columbia Small Cap Value II Portfolio - Service Class	176,632	1,477,660	(1,301,028)	1,602,056	3,333,203	(1,731,147)
VY® Invesco Comstock Portfolio - Service Class	4,936,117	5,567,383	(631,266)	7,034,020	6,015,379	1,018,641
VY® Invesco Equity and Income Portfolio - Initial Class	41	8,831	(8,790)	49	10,813	(10,764)
VY® Invesco Equity and Income Portfolio - Service Class	38,017,936	6,236,759	31,781,177	5,082,080	3,376,992	1,705,088
VY® Invesco Equity and Income Portfolio - Service 2 Class	55,353,972	8,972,837	46,381,135	—	—	—
VY® JPMorgan Mid Cap Value Portfolio - Service Class	296,617	3,958,460	(3,661,843)	8,569,667	7,106,692	1,462,975
VY® Oppenheimer Global Portfolio - Initial Class	581	40,914	(40,333)	12,229	68,960	(56,731)
VY® Oppenheimer Global Portfolio - Service Class	1,432,705	2,765,984	(1,333,279)	3,356,627	3,014,114	342,513
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	10,973	56,547	(45,574)	13,340	125,341	(112,001)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	6,366,895	8,360,312	(1,993,417)	11,691,590	8,701,388	2,990,202
VY® Templeton Foreign Equity Portfolio - Service Class	5,579,109	11,189,516	(5,610,407)	1,157,249	5,356,224	(4,198,975)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class S	22,389	33,161	(10,772)	31,747	2,314	29,433
Voya Strategic Allocation Growth Portfolio - Class S	4,830	1,354	3,476	1,954	4,034	(2,080)
Voya Strategic Allocation Moderate Portfolio - Class S	5,923	20,379	(14,456)	14,666	3,855	10,811
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	4,412,583	18,512,461	(14,099,878)	6,556,895	19,776,986	(13,220,091)
Voya Growth and Income Portfolio - Class I	167	13,342	(13,175)	80,977	9,089	71,888
Voya Growth and Income Portfolio - Class S	298,308	9,858,505	(9,560,197)	4,730,694	15,126,919	(10,396,225)
Voya Variable Insurance Trust:
Voya GET U.S. Core Portfolio - Series 14	—	1,858,109	(1,858,109)	80,671	475,298	(394,627)
Voya Variable Portfolios, Inc.:
Voya Euro STOXX 50® Index Portfolio - Class A	1,954,837	2,502,692	(547,855)	4,893,818	2,538,862	2,354,956
Voya FTSE 100® Index Portfolio - Class A	281,094	201,716	79,378	1,826,226	1,640,696	185,530
Voya Global Value Advantage Portfolio - Class S	1,420,324	3,028,070	(1,607,746)	2,643,081	4,882,369	(2,239,288)
Voya Hang Seng Index Portfolio - Class S	1,157,539	1,607,146	(449,607)	2,391,417	3,412,805	(1,021,388)
Voya Index Plus LargeCap Portfolio - Class S	53,825	1,484,628	(1,430,803)	1,116,940	2,979,221	(1,862,281)
Voya Index Plus MidCap Portfolio - Class S	44,860	1,017,963	(973,103)	882,146	1,811,340	(929,194)
Voya Index Plus SmallCap Portfolio - Class S	72,677	875,237	(802,560)	756,528	1,520,313	(763,785)
Voya International Index Portfolio - Class A	108,064,647	16,769,829	91,294,818	—	—	—
Voya International Index Portfolio - Class S	559,715	2,372,143	(1,812,428)	5,062,447	3,734,297	1,328,150
Voya Japan TOPIX® Index Portfolio - Class A	785,867	1,053,190	(267,323)	2,469,743	1,841,114	628,629
Voya Russell™ Large Cap Growth Index Portfolio - Class S	5,137,440	4,208,857	928,583	3,570,589	4,048,307	(477,718)
Voya Russell™ Large Cap Index Portfolio - Class S	8,117,087	8,401,156	(284,069)	9,968,388	12,243,945	(2,275,557)
Voya Russell™ Large Cap Value Index Portfolio - Class S	2,764,851	1,772,857	991,994	3,650,290	3,354,797	295,493
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,774,360	3,481,944	(1,707,584)	2,894,640	4,262,777	(1,368,137)
Voya Russell™ Mid Cap Index Portfolio - Class S	7,309,090	6,288,038	1,021,052	7,928,340	6,087,436	1,840,904
Voya Russell™ Small Cap Index Portfolio - Class S	4,384,270	7,823,594	(3,439,324)	12,334,282	9,252,271	3,082,011
Voya Small Company Portfolio - Class S	1,115,108	1,874,486	(759,378)	4,658,228	5,159,401	(501,173)
Voya U.S. Bond Index Portfolio - Class S	11,753,656	8,630,784	3,122,872	7,551,156	11,778,600	(4,227,444)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Products Trust:
Voya International Value Portfolio - Class S	16,241	53,385	(37,144)	16,046	76,277	(60,231)
Voya MidCap Opportunities Portfolio - Class S	1,454,747	7,586,305	(6,131,558)	17,715,140	11,218,264	6,496,876
Voya SmallCap Opportunities Portfolio - Class S	61,060	969,356	(908,296)	478,444	1,310,712	(832,268)
Wells Fargo Funds Trust:
Wells Fargo Advantage VT Omega Growth Fund - Class 2	239	15,599	(15,360)	1,853	9,209	(7,356)
Wells Fargo Variable Trust:
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2	—	23,180	(23,180)	—	8,375	(8,375)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2	1	7,658	(7,657)	16,046	28,110	(12,064)
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2	219	3,207	(2,988)	12	1,071	(1,059)
Wells Fargo Advantage VT Total Return Bond Fund	385	8,560	(8,175)	4,259	7,946	(3,687)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco V.I. American Franchise Fund - Series I Shares
2014		1,083	$14.30	to	$14.85	$15,741	0.04%	0.95%	to	2.35%	5.93%	to	7.38%
2013		1,398	$13.50	to	$13.83	$19,078	0.42%	0.95%	to	2.35%	36.78%	to	38.86%
2012	04/27/2012	1,688	$9.87	to	$9.96	$16,725	(c)	0.95%	to	2.35%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
BlackRock Global Allocation V.I. Fund - Class III Shares
2014		85,829	$11.29	to	$12.42	$1,011,854	2.16%	0.95%	to	2.35%	-0.44%	to	0.98%
2013		93,742	$11.34	to	$12.30	$1,103,143	1.07%	0.95%	to	2.35%	11.72%	to	13.30%
2012		94,889	$10.15	to	$10.86	$993,413	1.40%	0.95%	to	2.35%	7.41%	to	8.93%
2011		111,786	$9.45	to	$9.97	$1,082,096	2.30%	0.95%	to	2.35%	-5.88%	to	-4.50%
2010		112,825	$9.97	to	$10.44	$1,153,042	1.14%	0.95%	to	2.60%	6.86%	to	8.65%
Columbia Asset Allocation Fund, Variable Series - Class A Shares
2014		16	$20.57	to	$21.57	$333	2.47%	1.40%	to	1.80%	8.09%	to	8.50%
2013		16	$19.03	to	$19.88	$315	2.50%	1.40%	to	1.80%	16.04%	to	16.53%
2012		19	$16.40	to	$17.06	$325	2.32%	1.40%	to	1.80%	10.96%	to	11.43%
2011		18	$14.78	to	$15.31	$279	2.75%	1.40%	to	1.80%	-2.64%	to	-2.23%
2010		20	$15.18	to	$15.66	$303	2.29%	1.40%	to	1.80%	11.37%	to	11.86%
Columbia Small Cap Value Fund, Variable Series - Class B Shares
2014		4,560	$16.29	to	$29.73	$123,452	0.46%	0.95%	to	2.35%	0.68%	to	2.10%
2013		5,503	$16.18	to	$29.22	$147,852	1.00%	0.95%	to	2.35%	30.91%	to	32.79%
2012		6,310	$12.36	to	$22.07	$128,867	0.29%	0.95%	to	2.35%	8.61%	to	10.19%
2011		7,095	$11.38	to	$20.09	$132,452	0.88%	0.95%	to	2.35%	-8.37%	to	-7.04%
2010		8,008	$12.42	to	$21.68	$162,178	1.03%	0.95%	to	2.35%	23.58%	to	25.22%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Columbia Small Company Growth Fund, Variable Series - Class A Shares
2014		1		$25.35		$29	-		1.40%			-5.97%
2013		1		$26.96		$32	(f)		1.40%			(f)
2012		1		$19.18		$13	-		1.55%			10.29%
2011		1		$17.39		$11	-		1.55%			-7.01%
2010		1	$18.70	to	$18.85	$18	-	1.45%	to	1.55%	26.35%	to	26.51%
Columbia VP Large Cap Growth Fund - Class 1
2014		33	$11.03	to	$11.22	$366	-	1.45%	to	1.90%	11.98%	to	12.54%
2013		34	$9.85	to	$9.99	$336	-	1.40%	to	1.90%	27.92%	to	28.74%
2012		39	$7.70	to	$7.76	$299	-	1.40%	to	1.90%	18.07%	to	18.65%
2011	04/29/2011	41	$6.52	to	$6.55	$271	(b)	1.40%	to	1.90%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Fidelity® VIP Equity-Income Portfolio - Service Class 2
2014		9,198	$13.68	to	$20.90	$152,112	2.47%	0.75%	to	2.35%	5.91%	to	7.66%
2013		11,017	$12.76	to	$19.46	$170,991	2.24%	0.75%	to	2.35%	24.82%	to	26.90%
2012		12,874	$10.10	to	$15.37	$159,095	2.88%	0.75%	to	2.35%	14.35%	to	16.13%
2011		14,627	$8.73	to	$13.27	$157,133	2.22%	0.75%	to	2.55%	-1.91%	to	-0.08%
2010		16,702	$8.77	to	$13.31	$181,385	1.50%	0.75%	to	2.60%	11.86%	to	14.02%
Franklin Small Cap Value VIP Fund - Class 2
2014		403	$27.59	to	$29.06	$11,568	0.61%	0.75%	to	1.35%	-0.78%	to	-0.17%
2013		448	$27.73	to	$29.18	$12,932	1.34%	0.75%	to	1.35%	34.40%	to	35.19%
2012		516	$20.58	to	$21.64	$11,060	0.77%	0.75%	to	1.35%	16.80%	to	17.52%
2011		646	$17.58	to	$18.46	$11,819	0.72%	0.75%	to	1.35%	-5.08%	to	-4.51%
2010		748	$18.47	to	$19.38	$14,384	0.75%	0.75%	to	1.35%	26.54%	to	27.30%
ClearBridge Variable Large Cap Value Portfolio - Class I
2014		6	$13.98	to	$14.14	$90	2.25%	1.25%	to	1.40%	10.17%	to	10.30%
2013		7	$12.69	to	$12.82	$88	1.24%	1.25%	to	1.40%	30.56%	to	30.68%
2012		8	$9.72	to	$9.81	$73	2.70%	1.25%	to	1.40%	14.76%	to	15.01%
2011		9	$8.47	to	$8.53	$75	2.61%	1.25%	to	1.40%	3.55%	to	3.65%
2010		10	$8.18	to	$8.23	$78	2.53%	1.25%	to	1.40%	7.92%	to	8.15%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Western Asset Variable High Income Portfolio
2014		3		$26.29		$69	7.19%		1.40%			-1.72%
2013		3		$26.75		$70	7.41%		1.40%			7.69%
2012		3		$24.84		$65	7.35%		1.40%			16.18%
2011		3		$21.38		$71	8.39%		1.40%			0.99%
2010		3	$21.17	to	$21.68	$72	9.33%	1.25%	to	1.40%	14.99%	to	15.20%
Oppenheimer Main Street Small Cap Fund®/VA - Service Shares
2014		67	$31.85	to	$33.78	$2,206	0.60%	0.75%	to	1.35%	10.13%	to	10.83%
2013		72	$28.92	to	$30.48	$2,150	0.66%	0.75%	to	1.35%	38.71%	to	39.56%
2012		69	$20.85	to	$21.84	$1,478	0.34%	0.75%	to	1.35%	16.09%	to	16.79%
2011		78	$17.96	to	$18.70	$1,442	0.42%	0.75%	to	1.35%	-3.70%	to	-3.11%
2010		97	$18.65	to	$19.30	$1,859	0.40%	0.75%	to	1.35%	21.42%	to	22.15%
PIMCO Real Return Portfolio - Administrative Class
2014		497	$13.34	to	$14.15	$6,846	1.46%	0.75%	to	1.35%	1.68%	to	2.31%
2013		619	$13.12	to	$13.83	$8,362	1.32%	0.75%	to	1.35%	-10.44%	to	-9.90%
2012		986	$14.65	to	$15.35	$14,814	1.06%	0.75%	to	1.35%	7.33%	to	7.95%
2011		929	$13.65	to	$14.22	$12,983	4.88%	0.75%	to	1.35%	10.17%	to	10.83%
2010		985	$12.39	to	$12.83	$12,463	1.47%	0.75%	to	1.35%	6.63%	to	7.27%
Pioneer Equity Income VCT Portfolio - Class II
2014		620	$21.19	to	$24.37	$14,829	2.64%	0.75%	to	1.35%	11.22%	to	11.90%
2013		692	$19.00	to	$21.83	$14,814	2.37%	0.75%	to	1.35%	27.13%	to	27.85%
2012		801	$14.91	to	$17.11	$13,428	3.72%	0.75%	to	1.35%	8.45%	to	9.15%
2011		955	$13.71	to	$15.72	$14,738	2.01%	0.75%	to	1.35%	4.38%	to	5.03%
2010		1,063	$13.11	to	$15.01	$15,665	1.99%	0.75%	to	1.35%	17.62%	to	18.27%
ProFund VP Bull
2014		809	$11.88	to	$15.52	$10,274	-	0.95%	to	2.25%	8.99%	to	10.40%
2013		1,062	$10.90	to	$14.07	$12,351	1.13%	0.95%	to	2.25%	26.74%	to	28.51%
2012		1,228	$8.60	to	$10.95	$11,201	-	0.95%	to	2.25%	11.40%	to	12.82%
2011		1,471	$7.72	to	$10.92	$12,013	-	0.95%	to	2.25%	-2.28%	to	-0.89%
2010		1,815	$7.90	to	$11.12	$15,111	0.12%	0.95%	to	2.25%	10.03%	to	11.48%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ProFund VP Europe 30
2014		440	$9.40	to	$11.26	$4,439	1.27%	0.95%	to	2.35%	-10.77%	to	-9.56%
2013		573	$10.53	to	$12.45	$6,458	1.44%	0.95%	to	2.35%	18.71%	to	20.52%
2012		713	$8.86	to	$10.33	$6,719	3.31%	0.95%	to	2.35%	13.85%	to	15.42%
2011		844	$7.77	to	$8.95	$6,949	1.04%	0.95%	to	2.35%	-10.98%	to	-9.69%
2010		1,006	$8.72	to	$13.52	$9,261	1.57%	0.95%	to	2.35%	0.21%	to	1.64%
ProFund VP Rising Rates Opportunity
2014		1,653	$2.03	to	$2.51	$3,592	-	0.95%	to	2.35%	-31.96%	to	-30.91%
2013		1,686	$2.97	to	$3.68	$5,347	-	0.95%	to	2.35%	13.79%	to	15.59%
2012		1,866	$2.61	to	$3.23	$5,177	-	0.95%	to	2.35%	-9.12%	to	-8.01%
2011		1,897	$2.87	to	$3.55	$5,755	-	0.95%	to	2.35%	-38.96%	to	-38.03%
2010		2,136	$4.70	to	$5.80	$10,541	-	0.95%	to	2.60%	-18.20%	to	-16.72%
Voya Balanced Portfolio - Class S
2014		265	$12.50	to	$18.27	$4,179	1.42%	0.75%	to	2.00%	3.91%	to	5.18%
2013		319	$12.03	to	$17.37	$4,807	1.90%	0.75%	to	2.00%	13.92%	to	15.49%
2012		372	$10.56	to	$15.04	$4,876	2.90%	0.75%	to	2.00%	11.24%	to	12.66%
2011		460	$9.44	to	$13.35	$5,392	2.50%	0.75%	to	2.10%	-3.67%	to	-2.34%
2010		562	$9.80	to	$13.67	$6,681	2.62%	0.75%	to	2.10%	11.49%	to	12.88%
Voya Intermediate Bond Portfolio - Class S
2014		230,215	$11.66	to	$16.91	$3,376,542	4.61%	0.75%	to	2.35%	3.97%	to	5.69%
2013		78,899	$11.20	to	$16.00	$1,106,841	3.04%	0.75%	to	2.35%	-2.71%	to	-1.11%
2012		82,847	$11.50	to	$16.18	$1,185,574	4.24%	0.75%	to	2.60%	6.25%	to	8.30%
2011		91,027	$10.79	to	$14.94	$1,214,624	4.18%	0.75%	to	2.60%	4.48%	to	6.49%
2010		99,181	$10.28	to	$14.03	$1,253,226	4.77%	0.75%	to	2.60%	6.67%	to	8.68%
Voya Global Perspectives Portfolio - Class A
2014		18,392	$10.48	to	$10.74	$195,095	0.04%	0.95%	to	2.35%	1.35%	to	2.40%
2013	05/09/2013	2,340	$10.34	to	$10.41	$24,351	(d)	1.40%	to	2.35%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Resources Portfolio - Adviser Class
2014		9,492	$7.87	to	$8.33	$76,594	0.91%	0.95%	to	2.35%	-14.18%	to	-12.96%
2013		7,982	$9.17	to	$9.57	$74,575	0.58%	0.95%	to	2.35%	10.48%	to	12.19%
2012		8,597	$8.30	to	$8.53	$72,214	0.62%	0.95%	to	2.35%	-5.47%	to	-4.16%
2011	01/24/2011	9,963	$8.78	to	$8.90	$87,944	(b)	0.95%	to	2.35%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Global Resources Portfolio - Service Class
2014		9,235	$7.65	to	$43.69	$281,022	1.09%	0.80%	to	2.55%	-14.05%	to	-12.50%
2013		10,751	$8.87	to	$49.93	$380,095	0.94%	0.80%	to	2.60%	10.68%	to	12.68%
2012		12,902	$7.99	to	$44.31	$410,662	0.76%	0.80%	to	2.60%	-5.36%	to	-3.61%
2011		14,721	$8.41	to	$45.97	$491,277	0.55%	0.80%	to	2.60%	-11.52%	to	-9.88%
2010		17,390	$9.47	to	$51.01	$653,531	0.86%	0.80%	to	2.60%	18.51%	to	20.68%
Voya Global Resources Portfolio - Service 2 Class
2014		688	$15.91	to	$25.70	$14,637	0.90%	1.40%	to	2.20%	-13.81%	to	-13.15%
2013		815	$18.46	to	$29.59	$20,189	0.79%	1.40%	to	2.20%	10.87%	to	11.79%
2012		962	$16.65	to	$26.47	$21,585	0.60%	1.40%	to	2.20%	-5.13%	to	-4.34%
2011		1,052	$17.55	to	$27.67	$24,799	0.42%	1.40%	to	2.20%	-11.23%	to	-10.51%
2010		1,153	$19.77	to	$30.92	$30,533	0.77%	1.40%	to	2.20%	18.81%	to	19.75%
Voya High Yield Portfolio - Service Class
2014		25,246	$12.38	to	$19.51	$446,912	6.31%	0.75%	to	2.35%	-1.21%	to	0.43%
2013		29,793	$12.49	to	$19.46	$531,257	5.82%	0.75%	to	2.35%	3.15%	to	4.81%
2012		34,403	$12.07	to	$19.25	$590,727	6.55%	0.50%	to	2.60%	11.03%	to	13.44%
2011		32,978	$10.80	to	$16.97	$506,277	7.29%	0.50%	to	2.60%	1.69%	to	3.92%
2010		34,750	$12.41	to	$16.33	$519,986	7.27%	0.50%	to	2.60%	11.31%	to	13.64%
Voya Large Cap Growth Portfolio - Adviser Class
2014		139,756	$14.40	to	$15.04	$2,047,691	0.07%	0.75%	to	2.35%	10.43%	to	12.16%
2013		163,684	$13.04	to	$13.41	$2,158,334	0.35%	0.75%	to	2.35%	27.22%	to	29.32%
2012	04/30/2012	184,662	$10.23	to	$10.37	$1,901,279	(c)	0.75%	to	2.60%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Institutional Class
2014	07/18/2014	8	$10.66	to	$10.69	$87	(e)	0.75%	to	1.35%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Voya Large Cap Growth Portfolio - Service Class
2014		79,906	$10.65	to	$26.28	$1,810,256	0.22%	0.75%	to	2.35%	10.72%	to	12.50%
2013		47,336	$18.47	to	$23.36	$966,897	0.70%	0.75%	to	2.60%	27.56%	to	29.63%
2012		13,596	$14.48	to	$18.02	$214,540	0.47%	0.75%	to	2.35%	15.01%	to	16.94%
2011		15,951	$12.59	to	$15.41	$217,732	0.27%	0.75%	to	2.35%	-0.16%	to	1.52%
2010		8,969	$12.61	to	$15.18	$121,916	0.34%	0.75%	to	2.35%	11.59%	to	13.37%
Voya Large Cap Growth Portfolio - Service 2 Class
2014		837	$20.46	to	$23.11	$18,447	0.02%	1.40%	to	2.20%	10.77%	to	11.64%
2013		52	$18.47	to	$20.70	$1,017	0.32%	1.40%	to	2.20%	27.47%	to	28.57%
2012		56	$14.49	to	$16.10	$856	0.49%	1.40%	to	2.20%	15.09%	to	16.08%
2011		59	$12.59	to	$13.87	$784	0.24%	1.40%	to	2.20%	-0.16%	to	0.58%
2010		67	$12.61	to	$13.79	$886	-	1.40%	to	2.20%	11.59%	to	12.57%
Voya Large Cap Value Portfolio - Service Class
2014		64,564	$11.98	to	$16.11	$1,004,251	2.06%	0.75%	to	2.35%	7.12%	to	8.93%
2013		40,153	$11.07	to	$14.82	$579,266	0.86%	0.75%	to	2.35%	27.61%	to	29.48%
2012		6,830	$11.12	to	$11.45	$76,880	2.34%	0.90%	to	2.35%	11.65%	to	13.37%
2011	01/21/2011	6,463	$9.95	to	$10.10	$64,740	(b)	0.90%	to	2.45%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Limited Maturity Bond Portfolio - Service Class
2014		1,963	$10.14	to	$28.73	$41,765	0.68%	0.50%	to	2.25%	-1.57%	to	0.17%
2013		2,355	$10.27	to	$28.68	$50,546	0.88%	0.50%	to	2.25%	-1.55%	to	0.21%
2012		2,884	$10.41	to	$28.62	$62,727	0.78%	0.50%	to	2.25%	-0.79%	to	0.99%
2011		3,478	$10.46	to	$28.34	$75,764	3.11%	0.50%	to	2.25%	-1.10%	to	0.64%
2010		4,330	$10.56	to	$28.16	$94,829	3.66%	0.50%	to	2.25%	0.85%	to	2.62%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Liquid Assets Portfolio - Service Class
2014		39,812	$8.77	to	$18.70	$558,683	-	0.75%	to	2.35%	-2.35%	to	-0.74%
2013		48,160	$8.97	to	$18.84	$685,459	-	0.75%	to	2.35%	-2.29%	to	-0.74%
2012		57,672	$9.17	to	$18.98	$822,755	-	0.75%	to	2.35%	-2.44%	to	-0.73%
2011		67,502	$9.39	to	$19.12	$994,227	-	0.75%	to	2.35%	-2.29%	to	-0.73%
2010		70,785	$9.60	to	$19.26	$1,063,594	-	0.75%	to	2.60%	-2.58%	to	-0.77%
Voya Liquid Assets Portfolio - Service 2 Class
2014		812	$9.23	to	$9.87	$7,703	-	1.40%	to	2.20%	-2.22%	to	-1.40%
2013		1,211	$9.43	to	$10.01	$11,692	-	1.40%	to	2.20%	-2.18%	to	-1.38%
2012		1,568	$9.63	to	$10.15	$15,419	-	1.40%	to	2.20%	-2.23%	to	-1.36%
2011		1,931	$9.84	to	$10.29	$19,328	-	1.40%	to	2.20%	-2.18%	to	-1.34%
2010		2,263	$10.04	to	$10.43	$23,027	-	1.40%	to	2.20%	-2.13%	to	-1.42%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2014		3,824	$14.47	to	$18.72	$65,012	1.04%	0.75%	to	2.35%	12.28%	to	14.08%
2013		3,566	$12.73	to	$16.41	$53,705	0.70%	0.75%	to	2.35%	27.23%	to	29.31%
2012		3,858	$9.88	to	$12.69	$45,382	1.26%	0.75%	to	2.35%	7.69%	to	9.49%
2011		4,457	$9.06	to	$11.59	$48,382	1.32%	0.75%	to	2.60%	-7.09%	to	-5.23%
2010		5,005	$9.61	to	$12.23	$57,938	1.02%	0.75%	to	2.60%	12.94%	to	14.94%
Voya Retirement Conservative Portfolio - Adviser Class
2014		42,094	$9.97	to	$10.74	$433,936	3.02%	0.95%	to	2.35%	3.42%	to	4.88%
2013		49,552	$9.64	to	$10.24	$491,016	3.35%	0.95%	to	2.35%	1.90%	to	3.43%
2012		60,572	$9.46	to	$9.90	$584,925	2.99%	0.95%	to	2.35%	5.35%	to	6.92%
2011		60,971	$8.98	to	$9.26	$555,004	1.59%	0.95%	to	2.35%	2.75%	to	4.16%
2010		53,453	$8.74	to	$8.89	$470,803	0.25%	0.95%	to	2.35%	5.30%	to	6.85%
Voya Retirement Growth Portfolio - Adviser Class
2014		307,066	$12.93	to	$13.92	$4,103,107	1.65%	0.95%	to	2.35%	2.86%	to	4.28%
2013		350,342	$12.57	to	$13.35	$4,522,383	1.85%	0.95%	to	2.35%	15.85%	to	17.62%
2012		380,195	$10.76	to	$11.35	$4,208,491	2.39%	0.95%	to	2.60%	10.02%	to	11.83%
2011		412,396	$9.78	to	$10.15	$4,111,687	0.83%	0.95%	to	2.60%	-3.74%	to	-2.12%
2010		449,035	$10.16	to	$10.37	$4,611,727	0.37%	0.95%	to	2.60%	8.66%	to	10.55%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Retirement Moderate Growth Portfolio - Adviser Class
2014		206,503	$12.94	to	$13.94	$2,763,243	1.64%	0.95%	to	2.35%	3.19%	to	4.73%
2013		233,805	$12.41	to	$13.31	$3,012,105	2.07%	0.95%	to	2.60%	12.72%	to	14.64%
2012		251,860	$11.01	to	$11.61	$2,852,881	2.58%	0.95%	to	2.60%	8.69%	to	10.48%
2011		276,852	$10.13	to	$10.51	$2,858,948	1.05%	0.95%	to	2.60%	-2.50%	to	-0.85%
2010		303,412	$10.39	to	$10.60	$3,185,520	0.47%	0.95%	to	2.60%	8.12%	to	9.96%
Voya Retirement Moderate Portfolio - Adviser Class
2014		115,102	$12.48	to	$13.44	$1,486,439	2.92%	0.95%	to	2.35%	2.80%	to	4.27%
2013		131,903	$12.14	to	$12.89	$1,646,445	2.70%	0.95%	to	2.35%	7.43%	to	8.98%
2012		144,592	$11.21	to	$11.83	$1,668,464	3.17%	0.95%	to	2.60%	7.38%	to	9.23%
2011		157,865	$10.44	to	$10.83	$1,681,480	1.39%	0.95%	to	2.60%	-0.48%	to	1.12%
2010		171,842	$10.49	to	$10.71	$1,823,032	0.56%	0.95%	to	2.60%	6.61%	to	8.51%
Voya U.S. Bond Index Portfolio - Class S
2014		19,433	$11.15	to	$12.52	$226,662	1.78%	0.75%	to	2.35%	2.95%	to	4.71%
2013		16,310	$10.83	to	$11.98	$183,572	1.59%	0.75%	to	2.35%	-5.00%	to	-3.57%
2012		20,537	$11.27	to	$12.44	$241,724	1.85%	0.75%	to	2.60%	0.90%	to	2.84%
2011		25,756	$11.17	to	$12.12	$297,554	1.93%	0.75%	to	2.60%	4.20%	to	6.11%
2010		21,158	$10.72	to	$11.43	$232,631	2.46%	0.75%	to	2.60%	3.18%	to	5.12%
VY® BlackRock Inflation Protected Bond Portfolio - Service Class
2014		20,607	$10.98	to	$12.05	$234,867	1.34%	0.75%	to	2.35%	0.09%	to	1.77%
2013		25,733	$10.97	to	$11.84	$291,031	-	0.75%	to	2.35%	-10.81%	to	-9.41%
2012		45,124	$12.19	to	$13.07	$568,856	0.67%	0.75%	to	2.60%	3.80%	to	5.57%
2011		41,818	$11.85	to	$12.38	$504,313	2.03%	0.75%	to	2.35%	9.42%	to	11.13%
2010		23,288	$10.78	to	$11.14	$255,091	1.85%	0.75%	to	2.60%	2.76%	to	4.70%
VY® Clarion Global Real Estate Portfolio - Service Class
2014		8,280	$11.41	to	$14.99	$114,698	1.11%	0.75%	to	2.35%	11.16%	to	12.93%
2013		9,614	$10.16	to	$13.29	$119,039	5.50%	0.75%	to	2.35%	1.27%	to	2.94%
2012		10,755	$9.93	to	$12.94	$130,676	0.55%	0.75%	to	2.35%	22.73%	to	24.79%
2011		12,280	$8.01	to	$10.40	$120,762	3.48%	0.75%	to	2.35%	-7.52%	to	-6.08%
2010		14,082	$8.57	to	$11.08	$148,699	8.36%	0.75%	to	2.35%	13.21%	to	15.19%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Service 2 Class
2014		110	$13.25	to	$14.22	$1,505	0.98%	1.40%	to	2.20%	11.15%	to	12.06%
2013		142	$11.92	to	$12.69	$1,749	5.37%	1.40%	to	2.20%	1.27%	to	2.09%
2012		160	$11.77	to	$12.43	$1,935	0.37%	1.40%	to	2.20%	22.73%	to	23.68%
2011		185	$9.59	to	$10.05	$1,815	3.33%	1.40%	to	2.20%	-7.52%	to	-6.69%
2010		214	$10.37	to	$10.77	$2,264	8.28%	1.40%	to	2.20%	13.21%	to	14.09%
VY® Clarion Real Estate Portfolio - Service Class
2014		3,046	$16.09	to	$134.70	$250,745	1.38%	0.50%	to	2.35%	26.80%	to	29.23%
2013		3,853	$12.06	to	$104.23	$246,851	1.34%	0.50%	to	2.35%	-0.33%	to	1.54%
2012		4,386	$12.07	to	$102.65	$283,259	0.99%	0.50%	to	2.60%	12.57%	to	14.96%
2011		5,197	$10.67	to	$89.29	$292,946	1.29%	0.50%	to	2.60%	6.64%	to	8.96%
2010		6,187	$9.95	to	$81.95	$322,300	3.38%	0.50%	to	2.60%	24.70%	to	27.33%
VY® Clarion Real Estate Portfolio - Service 2 Class
2014		669	$19.08	to	$35.87	$19,323	1.24%	1.40%	to	2.20%	26.95%	to	27.92%
2013		808	$15.03	to	$28.04	$18,629	1.24%	1.40%	to	2.20%	-0.40%	to	0.43%
2012		872	$15.09	to	$27.92	$20,237	0.89%	1.40%	to	2.20%	12.86%	to	13.77%
2011		981	$13.37	to	$24.54	$20,207	1.17%	1.40%	to	2.20%	6.87%	to	7.77%
2010		1,093	$12.51	to	$22.77	$21,031	3.24%	1.40%	to	2.20%	24.98%	to	26.01%
VY® DFA World Equity Portfolio - Service Class
2014		15,921	$10.31	to	$12.67	$172,930	1.59%	0.75%	to	2.35%	-0.96%	to	0.72%
2013		16,705	$10.41	to	$12.58	$182,004	1.97%	0.75%	to	2.35%	21.90%	to	23.82%
2012		18,092	$8.54	to	$10.16	$160,718	2.12%	0.75%	to	2.35%	15.25%	to	17.05%
2011		20,489	$7.41	to	$8.68	$156,789	2.37%	0.75%	to	2.35%	-11.36%	to	-9.77%
2010		25,962	$8.36	to	$9.62	$222,454	1.62%	0.75%	to	2.60%	22.04%	to	23.81%
VY® FMR Diversified Mid Cap Portfolio - Service Class
2014		27,153	$14.31	to	$26.06	$619,013	0.23%	0.80%	to	2.35%	3.51%	to	5.20%
2013		31,336	$13.81	to	$24.80	$686,993	0.46%	0.80%	to	2.35%	32.84%	to	34.92%
2012		36,325	$10.38	to	$19.33	$596,317	0.60%	0.50%	to	2.35%	11.94%	to	14.04%
2011		43,006	$9.27	to	$16.95	$626,916	0.20%	0.50%	to	2.35%	-13.06%	to	-11.40%
2010		52,695	$10.64	to	$19.13	$879,120	0.14%	0.50%	to	2.60%	25.00%	to	27.70%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
2014		1,165	$19.48	to	$31.21	$31,292	0.18%	1.40%	to	2.20%	3.51%	to	4.35%
2013		1,370	$18.82	to	$29.91	$35,504	0.32%	1.40%	to	2.20%	32.91%	to	34.01%
2012		1,542	$14.16	to	$22.32	$30,178	0.49%	1.40%	to	2.20%	11.85%	to	12.78%
2011		1,696	$12.66	to	$19.79	$29,604	0.20%	1.40%	to	2.20%	-12.99%	to	-12.32%
2010		1,862	$14.55	to	$22.57	$37,335	0.04%	1.40%	to	2.20%	25.32%	to	26.37%
VY® Franklin Income Portfolio - Service Class
2014		36,702	$12.77	to	$15.30	$522,208	3.98%	0.95%	to	2.60%	2.24%	to	4.02%
2013		37,987	$12.44	to	$14.72	$524,291	5.05%	0.95%	to	2.60%	11.67%	to	13.52%
2012		39,474	$11.10	to	$12.97	$483,680	5.97%	0.95%	to	2.60%	9.67%	to	11.55%
2011		41,219	$10.08	to	$11.63	$456,258	5.81%	0.95%	to	2.60%	-0.09%	to	1.58%
2010		40,859	$10.06	to	$11.46	$448,938	5.17%	0.95%	to	2.60%	10.00%	to	11.87%
VY® Franklin Income Portfolio - Service 2 Class
2014		785	$13.51	to	$14.50	$10,974	3.81%	1.40%	to	2.20%	2.50%	to	3.35%
2013		775	$13.18	to	$14.03	$10,547	4.59%	1.40%	to	2.20%	11.88%	to	12.78%
2012		846	$11.78	to	$12.44	$10,259	5.73%	1.40%	to	2.20%	9.99%	to	10.97%
2011		820	$10.71	to	$11.21	$9,008	5.55%	1.40%	to	2.20%	0.19%	to	0.90%
2010		822	$10.69	to	$11.11	$8,983	4.58%	1.40%	to	2.20%	10.32%	to	11.21%
VY® Franklin Mutual Shares Portfolio - Service Class
2014		13,910	$12.15	to	$15.15	$198,021	1.02%	0.95%	to	2.55%	4.78%	to	6.47%
2013		15,053	$11.56	to	$14.23	$202,977	1.11%	0.95%	to	2.55%	24.46%	to	26.49%
2012		16,434	$9.26	to	$11.25	$176,567	1.55%	0.95%	to	2.55%	10.68%	to	12.54%
2011		18,518	$8.34	to	$10.00	$178,164	3.44%	0.95%	to	2.55%	-3.34%	to	-1.77%
2010		20,340	$8.60	to	$10.18	$200,678	0.43%	0.95%	to	2.60%	8.73%	to	10.53%
VY® Franklin Templeton Founding Strategy Portfolio - Service Class
2014		74,454	$10.77	to	$13.75	$865,054	2.33%	0.75%	to	2.60%	0.47%	to	2.38%
2013		80,230	$10.72	to	$13.43	$918,492	2.67%	0.75%	to	2.60%	20.86%	to	23.10%
2012		81,829	$8.87	to	$10.91	$768,266	3.71%	0.75%	to	2.60%	12.85%	to	14.96%
2011		90,783	$7.86	to	$9.49	$747,851	2.35%	0.75%	to	2.60%	-3.79%	to	-1.96%
2010		100,997	$8.17	to	$9.68	$857,015	2.48%	0.75%	to	2.60%	7.93%	to	9.88%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Growth and Income Portfolio - Service Class
2014		10,718	$14.22	to	$55.53	$428,723	1.16%	0.50%	to	2.35%	7.52%	to	9.57%
2013		12,404	$13.14	to	$50.68	$459,576	1.33%	0.50%	to	2.35%	30.77%	to	33.23%
2012		13,206	$9.98	to	$38.04	$373,644	1.88%	0.50%	to	2.35%	11.85%	to	13.99%
2011		15,290	$8.86	to	$33.37	$383,533	1.22%	0.50%	to	2.60%	-4.70%	to	-2.65%
2010		17,670	$9.21	to	$34.28	$460,426	0.24%	0.50%	to	2.60%	9.59%	to	11.92%
VY® Invesco Growth and Income Portfolio - Service 2 Class
2014		2,100	$16.45	to	$24.23	$44,565	0.99%	1.40%	to	2.20%	7.52%	to	8.41%
2013		2,503	$15.30	to	$22.35	$49,490	1.21%	1.40%	to	2.20%	30.77%	to	31.86%
2012		2,943	$11.70	to	$16.95	$44,647	1.68%	1.40%	to	2.20%	11.85%	to	12.77%
2011		3,289	$10.46	to	$15.03	$44,533	1.08%	1.40%	to	2.20%	-4.47%	to	-3.72%
2010		3,710	$10.95	to	$15.61	$52,570	0.24%	1.40%	to	2.20%	9.83%	to	10.79%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2014		21,644	$8.19	to	$23.77	$425,807	0.95%	0.75%	to	2.35%	-1.44%	to	0.21%
2013		24,962	$8.30	to	$23.74	$496,586	0.83%	0.75%	to	2.35%	-7.92%	to	-6.44%
2012		26,345	$9.00	to	$25.39	$565,548	-	0.75%	to	2.60%	16.04%	to	18.22%
2011		26,986	$7.73	to	$21.49	$495,145	0.87%	0.75%	to	2.60%	-20.39%	to	-18.90%
2010		28,787	$9.68	to	$26.50	$657,788	0.49%	0.75%	to	2.60%	17.13%	to	19.44%
VY® JPMorgan Emerging Markets Equity Portfolio - Service 2 Class
2014		708	$19.81	to	$32.81	$18,782	0.79%	1.40%	to	2.20%	-1.39%	to	-0.64%
2013		839	$20.09	to	$33.02	$22,743	0.72%	1.40%	to	2.20%	-7.97%	to	-7.20%
2012		914	$21.83	to	$35.58	$26,943	-	1.40%	to	2.20%	16.30%	to	17.23%
2011		1,006	$18.77	to	$30.35	$25,476	0.70%	1.40%	to	2.20%	-20.20%	to	-19.54%
2010		1,118	$23.52	to	$37.72	$35,486	0.41%	1.40%	to	2.20%	17.48%	to	18.47%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2014		11,915	$18.45	to	$28.28	$294,822	0.34%	0.90%	to	2.35%	5.81%	to	7.37%
2013		14,701	$17.41	to	$26.34	$340,857	0.75%	0.90%	to	2.60%	35.35%	to	37.69%
2012		13,087	$12.81	to	$19.13	$223,964	0.17%	0.90%	to	2.60%	15.58%	to	17.65%
2011		15,244	$11.03	to	$16.26	$223,895	0.33%	0.90%	to	2.60%	-3.87%	to	-2.22%
2010		16,918	$11.41	to	$16.63	$257,411	0.27%	0.90%	to	2.60%	23.46%	to	25.60%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service 2 Class
2014		1,288	$19.11	to	$31.49	$34,126	0.18%	1.40%	to	2.20%	5.87%	to	6.71%
2013		1,527	$18.05	to	$29.51	$38,368	0.63%	1.40%	to	2.20%	35.71%	to	36.81%
2012		1,788	$13.30	to	$21.57	$33,170	0.01%	1.40%	to	2.20%	15.85%	to	16.85%
2011		2,003	$11.48	to	$18.46	$32,082	0.19%	1.40%	to	2.20%	-3.61%	to	-2.84%
2010		2,318	$11.91	to	$19.00	$38,538	0.11%	1.40%	to	2.20%	23.80%	to	24.75%
VY® Morgan Stanley Global Franchise Portfolio - Service Class
2014		13,839	$14.33	to	$27.67	$329,736	1.70%	0.90%	to	2.35%	1.81%	to	3.32%
2013		16,170	$14.06	to	$26.78	$378,364	2.10%	0.90%	to	2.35%	16.60%	to	18.34%
2012		17,853	$12.04	to	$22.63	$357,517	1.74%	0.90%	to	2.35%	13.03%	to	14.76%
2011		18,918	$10.64	to	$19.72	$333,098	2.35%	0.90%	to	2.60%	6.19%	to	8.05%
2010		19,799	$9.98	to	$18.25	$326,147	0.41%	0.90%	to	2.60%	10.90%	to	12.86%
VY® Morgan Stanley Global Franchise Portfolio - Service 2 Class
2014		2,220	$19.68	to	$27.43	$53,341	1.56%	1.40%	to	2.20%	1.81%	to	2.66%
2013		2,604	$19.33	to	$26.72	$61,552	1.92%	1.40%	to	2.20%	16.66%	to	17.66%
2012		2,939	$16.57	to	$22.71	$59,526	1.54%	1.40%	to	2.20%	13.03%	to	13.89%
2011		3,291	$14.66	to	$19.94	$58,798	2.24%	1.40%	to	2.20%	6.54%	to	7.38%
2010		3,747	$13.76	to	$18.57	$62,764	0.30%	1.40%	to	2.20%	11.33%	to	12.27%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2014		53,376	$15.69	to	$92.34	$2,815,358	1.28%	0.75%	to	2.35%	9.49%	to	11.31%
2013		58,165	$14.31	to	$82.99	$2,811,421	1.11%	0.75%	to	2.35%	19.39%	to	21.29%
2012		60,087	$11.95	to	$68.46	$2,461,428	1.57%	0.75%	to	2.60%	11.48%	to	13.62%
2011		64,353	$10.65	to	$60.29	$2,370,408	1.81%	0.75%	to	2.60%	0.24%	to	2.10%
2010		73,279	$10.56	to	$59.06	$2,636,403	1.59%	0.75%	to	2.60%	11.01%	to	13.15%
VY® T. Rowe Price Capital Appreciation Portfolio - Service 2 Class
2014		3,244	$18.34	to	$27.78	$78,024	1.12%	1.40%	to	2.20%	9.49%	to	10.41%
2013		3,686	$16.75	to	$25.16	$81,130	0.93%	1.40%	to	2.20%	19.30%	to	20.27%
2012		4,186	$14.04	to	$20.92	$77,162	1.46%	1.40%	to	2.20%	11.87%	to	12.78%
2011		4,440	$12.55	to	$18.55	$73,103	1.65%	1.40%	to	2.20%	0.48%	to	1.26%
2010		5,094	$12.49	to	$18.32	$83,486	1.42%	1.40%	to	2.20%	11.32%	to	12.32%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Service Class
2014		17,930	$13.43	to	$59.90	$671,155	1.79%	0.50%	to	2.35%	4.93%	to	6.91%
2013		20,605	$12.78	to	$56.03	$744,561	1.63%	0.50%	to	2.35%	26.71%	to	29.10%
2012		22,522	$10.36	to	$43.40	$645,207	1.94%	0.50%	to	2.45%	14.30%	to	16.64%
2011		25,659	$8.99	to	$37.21	$643,106	1.98%	0.50%	to	2.60%	-3.43%	to	-1.40%
2010		26,314	$9.23	to	$37.74	$685,068	1.57%	0.50%	to	2.60%	11.93%	to	14.40%
VY® T. Rowe Price Equity Income Portfolio - Service 2 Class
2014		1,235	$15.34	to	$22.38	$24,490	1.69%	1.40%	to	2.20%	4.92%	to	5.82%
2013		1,407	$14.62	to	$21.15	$26,577	1.49%	1.40%	to	2.20%	26.80%	to	27.79%
2012		1,624	$11.53	to	$16.55	$24,314	1.88%	1.40%	to	2.20%	14.27%	to	15.25%
2011		1,780	$10.09	to	$14.36	$23,289	1.90%	1.40%	to	2.20%	-3.07%	to	-2.31%
2010		1,773	$10.41	to	$14.70	$23,922	1.49%	1.40%	to	2.20%	12.18%	to	13.16%
VY® T. Rowe Price International Stock Portfolio - Service Class
2014		11,066	$8.42	to	$15.98	$160,492	1.20%	0.75%	to	2.60%	-3.64%	to	-1.86%
2013		9,776	$8.71	to	$16.31	$146,227	1.05%	0.75%	to	2.60%	11.35%	to	13.51%
2012		10,865	$7.79	to	$14.39	$144,821	0.28%	0.75%	to	2.60%	15.60%	to	17.87%
2011		11,431	$6.71	to	$12.23	$130,635	3.60%	0.75%	to	2.60%	-14.58%	to	-13.01%
2010		12,505	$7.83	to	$14.08	$166,057	1.37%	0.75%	to	2.60%	10.86%	to	12.93%
VY® Templeton Global Growth Portfolio - Service Class
2014		9,354	$11.12	to	$34.70	$243,688	1.20%	0.80%	to	2.35%	-5.05%	to	-3.53%
2013		10,655	$11.70	to	$35.97	$290,506	1.56%	0.80%	to	2.35%	27.53%	to	29.57%
2012		11,449	$9.16	to	$27.76	$243,263	1.84%	0.80%	to	2.35%	18.96%	to	20.75%
2011		12,807	$7.70	to	$22.99	$228,537	1.62%	0.80%	to	2.60%	-8.11%	to	-6.43%
2010		14,785	$8.35	to	$24.57	$286,405	1.43%	0.80%	to	2.60%	4.99%	to	6.87%
VY® Templeton Global Growth Portfolio - Service 2 Class
2014		263	$13.91	to	$22.11	$4,879	1.11%	1.40%	to	2.20%	-5.12%	to	-4.33%
2013		295	$14.66	to	$23.11	$5,903	1.56%	1.40%	to	2.20%	27.59%	to	28.60%
2012		295	$11.49	to	$17.97	$4,627	1.76%	1.40%	to	2.20%	18.94%	to	19.88%
2011		298	$9.66	to	$14.99	$3,901	1.44%	1.40%	to	2.20%	-7.91%	to	-7.13%
2010		332	$10.49	to	$16.14	$4,732	1.36%	1.40%	to	2.20%	5.22%	to	6.04%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Diversified International Fund - Class R
2014		8	$9.36	to	$9.83	$79	3.14%	0.75%	to	1.35%	-7.87%	to	-7.35%
2013		11	$10.16	to	$10.61	$112	-	0.75%	to	1.35%	14.67%	to	15.33%
2012		11	$8.86	to	$9.20	$100	1.75%	0.75%	to	1.35%	15.97%	to	16.60%
2011		17	$7.64	to	$7.89	$128	0.65%	0.75%	to	1.35%	-16.50%	to	-15.97%
2010		19	$9.15	to	$9.39	$178	0.52%	0.75%	to	1.35%	9.84%	to	10.47%
Voya Aggregate Bond Portfolio - Service Class
2014		247	$14.82	to	$17.22	$3,889	1.80%	0.75%	to	1.35%	3.78%	to	4.43%
2013		293	$14.28	to	$16.49	$4,426	3.14%	0.75%	to	1.35%	-3.19%	to	-2.66%
2012		338	$14.75	to	$16.94	$5,259	3.01%	0.75%	to	1.35%	6.42%	to	7.08%
2011		430	$13.86	to	$15.82	$6,250	2.89%	0.75%	to	1.35%	1.84%	to	2.46%
2010		556	$13.61	to	$15.44	$7,923	3.19%	0.75%	to	1.35%	6.16%	to	6.78%
Voya Global Bond Portfolio - Service Class
2014		403	$13.23	to	$14.03	$5,526	0.54%	0.75%	to	1.35%	-1.19%	to	-0.57%
2013		480	$13.39	to	$14.11	$6,644	1.83%	0.75%	to	1.35%	-5.57%	to	-4.98%
2012		587	$14.18	to	$14.85	$8,567	5.78%	0.75%	to	1.35%	6.22%	to	6.83%
2011		652	$13.35	to	$13.90	$8,930	7.06%	0.75%	to	1.35%	2.14%	to	2.73%
2010		721	$13.07	to	$13.53	$9,633	3.10%	0.75%	to	1.35%	13.95%	to	14.66%
Voya Solution 2015 Portfolio - Service Class
2014		920	$13.91	to	$14.75	$13,183	2.51%	0.75%	to	1.35%	4.35%	to	4.98%
2013		1,089	$13.33	to	$14.05	$14,906	3.13%	0.75%	to	1.35%	7.67%	to	8.33%
2012		1,215	$12.38	to	$12.97	$15,403	4.12%	0.75%	to	1.35%	9.95%	to	10.57%
2011		1,306	$11.26	to	$11.73	$15,011	3.15%	0.75%	to	1.35%	-2.09%	to	-1.43%
2010		1,520	$11.50	to	$11.90	$17,776	2.21%	0.75%	to	1.35%	9.73%	to	10.39%
Voya Solution 2025 Portfolio - Service Class
2014		1,220	$14.52	to	$15.40	$18,263	2.02%	0.75%	to	1.35%	4.16%	to	4.83%
2013		1,227	$13.94	to	$14.69	$17,579	2.21%	0.75%	to	1.35%	14.73%	to	15.40%
2012		1,318	$12.15	to	$12.73	$16,392	2.73%	0.75%	to	1.35%	11.88%	to	12.65%
2011		1,479	$10.86	to	$11.30	$16,403	2.09%	0.75%	to	1.35%	-4.40%	to	-3.83%
2010		1,598	$11.36	to	$11.75	$18,481	1.57%	0.75%	to	1.35%	12.25%	to	12.87%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2035 Portfolio - Service Class
2014		605	$15.21	to	$16.13	$9,463	1.98%	0.75%	to	1.35%	4.25%	to	4.88%
2013		647	$14.59	to	$15.38	$9,672	1.88%	0.75%	to	1.35%	18.71%	to	19.50%
2012		749	$12.29	to	$12.87	$9,408	2.26%	0.75%	to	1.35%	13.59%	to	14.20%
2011		887	$10.82	to	$11.27	$9,777	1.62%	0.75%	to	1.35%	-5.91%	to	-5.29%
2010		955	$11.50	to	$11.90	$11,158	1.23%	0.75%	to	1.35%	12.97%	to	13.66%
Voya Solution 2045 Portfolio - Service Class
2014		62	$15.65	to	$16.60	$989	1.76%	0.75%	to	1.35%	4.68%	to	5.33%
2013		84	$14.95	to	$15.76	$1,278	1.64%	0.75%	to	1.35%	21.74%	to	22.55%
2012		103	$12.28	to	$12.86	$1,283	1.82%	0.75%	to	1.35%	13.91%	to	14.51%
2011		104	$10.78	to	$11.23	$1,131	1.17%	0.75%	to	1.35%	-6.42%	to	-5.79%
2010		109	$11.52	to	$11.92	$1,270	0.90%	0.75%	to	1.35%	13.61%	to	14.29%
Voya Solution Income Portfolio - Service Class
2014		416	$13.73	to	$14.56	$5,899	2.56%	0.75%	to	1.35%	4.33%	to	4.97%
2013		460	$13.16	to	$13.87	$6,221	3.29%	0.75%	to	1.35%	5.53%	to	6.12%
2012		460	$12.47	to	$13.07	$5,875	4.51%	0.75%	to	1.35%	8.25%	to	9.01%
2011		515	$11.52	to	$11.99	$6,055	4.06%	0.75%	to	1.35%	-0.95%	to	-0.42%
2010		574	$11.63	to	$12.04	$6,790	3.21%	0.75%	to	1.35%	8.09%	to	8.76%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2014		72	$28.51	to	$31.44	$2,219	1.29%	0.75%	to	1.35%	10.99%	to	11.61%
2013		71	$25.63	to	$28.23	$1,968	1.16%	0.75%	to	1.35%	29.57%	to	30.42%
2012		85	$19.73	to	$21.71	$1,828	1.05%	0.75%	to	1.35%	14.75%	to	15.45%
2011		106	$17.14	to	$18.85	$1,975	1.15%	0.75%	to	1.35%	-4.44%	to	-3.85%
2010		157	$17.90	to	$19.66	$3,047	1.06%	0.75%	to	1.35%	20.36%	to	21.06%
VY® Baron Growth Portfolio - Service Class
2014		20,500	$16.33	to	$31.79	$423,203	0.07%	0.75%	to	2.35%	1.91%	to	3.55%
2013		25,234	$16.01	to	$30.70	$507,090	1.29%	0.75%	to	2.35%	35.59%	to	37.79%
2012		23,792	$11.79	to	$22.28	$351,077	-	0.75%	to	2.60%	16.58%	to	18.76%
2011		26,714	$10.08	to	$18.76	$335,771	-	0.75%	to	2.60%	-0.43%	to	1.46%
2010		27,327	$10.09	to	$18.49	$342,203	-	0.75%	to	2.60%	23.17%	to	25.61%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Contrarian Core Portfolio - Service Class
2014		20,357	$13.14	to	$20.67	$298,555	0.79%	0.75%	to	2.60%	9.93%	to	12.01%
2013		22,276	$11.92	to	$18.51	$294,606	1.39%	0.75%	to	2.60%	31.24%	to	33.74%
2012		24,498	$9.05	to	$13.88	$244,764	0.29%	0.75%	to	2.60%	9.35%	to	11.42%
2011		26,804	$8.24	to	$12.49	$242,733	0.98%	0.75%	to	2.60%	-7.16%	to	-5.44%
2010		30,184	$8.85	to	$13.23	$291,613	0.41%	0.75%	to	2.60%	9.11%	to	11.26%
VY® Columbia Small Cap Value II Portfolio - Service Class
2014		8,699	$14.21	to	$17.56	$130,648	0.17%	0.95%	to	2.35%	1.86%	to	3.34%
2013		9,998	$13.95	to	$17.00	$146,551	0.79%	0.95%	to	2.35%	36.63%	to	38.68%
2012		11,729	$10.21	to	$12.27	$124,999	0.24%	0.95%	to	2.35%	11.58%	to	13.14%
2011		13,429	$9.15	to	$10.85	$127,517	0.41%	0.95%	to	2.35%	-4.98%	to	-3.60%
2010		15,497	$9.52	to	$11.27	$153,917	1.16%	0.95%	to	2.60%	22.05%	to	24.12%
VY® Invesco Comstock Portfolio - Service Class
2014		14,804	$14.90	to	$22.82	$274,735	1.89%	0.75%	to	2.35%	6.54%	to	8.33%
2013		15,436	$13.89	to	$21.12	$268,151	0.82%	0.75%	to	2.60%	31.57%	to	34.00%
2012		14,417	$10.47	to	$15.80	$189,072	1.27%	0.75%	to	2.60%	15.46%	to	17.69%
2011		15,372	$8.97	to	$13.45	$173,078	1.34%	0.75%	to	2.60%	-4.60%	to	-2.75%
2010		16,119	$9.32	to	$13.88	$189,031	1.38%	0.75%	to	2.60%	12.14%	to	14.24%
VY® Invesco Equity and Income Portfolio - Initial Class
2014		88	$18.29	to	$19.11	$1,668	1.55%	0.75%	to	1.20%	7.65%	to	8.15%
2013		96	$16.99	to	$17.67	$1,696	1.38%	0.75%	to	1.20%	23.47%	to	24.00%
2012		107	$13.76	to	$14.25	$1,502	2.34%	0.75%	to	1.20%	11.42%	to	11.94%
2011		123	$12.35	to	$12.73	$1,540	2.04%	0.75%	to	1.20%	-2.29%	to	-1.85%
2010		160	$12.64	to	$12.97	$2,046	1.74%	0.75%	to	1.20%	10.97%	to	11.52%
VY® Invesco Equity and Income Portfolio - Service Class
2014		46,926	$13.55	to	$22.41	$798,096	2.15%	0.50%	to	2.35%	6.20%	to	7.91%
2013		15,145	$12.34	to	$20.83	$242,782	1.29%	0.75%	to	2.35%	21.64%	to	23.71%
2012		13,440	$10.11	to	$16.88	$176,309	1.91%	0.75%	to	2.60%	9.51%	to	11.63%
2011		14,689	$9.18	to	$15.16	$174,083	1.91%	0.75%	to	2.60%	-3.83%	to	-2.06%
2010		16,986	$9.50	to	$15.52	$207,495	1.64%	0.75%	to	2.60%	9.13%	to	11.22%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Service 2 Class
2014	02/10/2014	46,380	$10.84	to	$10.99	$505,717	(e)	0.80%	to	2.35%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2014		9,469	$17.00	to	$32.61	$197,781	0.72%	0.75%	to	2.35%	12.29%	to	14.10%
2013		13,131	$15.14	to	$28.58	$244,250	0.65%	0.75%	to	2.35%	28.52%	to	30.56%
2012		11,668	$11.78	to	$21.89	$168,040	0.77%	0.75%	to	2.35%	17.21%	to	19.10%
2011		10,281	$10.05	to	$18.38	$125,814	0.84%	0.75%	to	2.35%	-0.59%	to	1.10%
2010		9,712	$10.11	to	$18.18	$121,321	0.90%	0.75%	to	2.45%	19.98%	to	22.01%
VY® Oppenheimer Global Portfolio - Initial Class
2014		220	$17.62	to	$19.93	$4,222	1.11%	0.75%	to	2.00%	0.28%	to	1.58%
2013		260	$17.57	to	$19.62	$4,929	1.32%	0.75%	to	2.00%	24.52%	to	26.17%
2012		317	$14.11	to	$15.55	$4,775	1.31%	0.75%	to	2.00%	19.27%	to	20.73%
2011		389	$11.83	to	$12.88	$4,872	1.46%	0.75%	to	2.00%	-9.97%	to	-8.78%
2010		492	$13.07	to	$14.12	$6,776	1.56%	0.75%	to	2.10%	13.65%	to	15.17%
VY® Oppenheimer Global Portfolio - Service Class
2014		7,780	$13.41	to	$24.00	$144,433	0.96%	0.75%	to	2.55%	-0.50%	to	1.34%
2013		9,113	$12.93	to	$23.74	$169,506	1.20%	0.75%	to	2.60%	23.52%	to	25.84%
2012		8,771	$10.36	to	$18.90	$130,891	1.00%	0.75%	to	2.60%	18.18%	to	20.49%
2011		9,333	$8.68	to	$15.74	$116,446	1.32%	0.75%	to	2.60%	-10.74%	to	-9.12%
2010		8,943	$9.62	to	$17.35	$124,699	1.37%	0.75%	to	2.60%	12.82%	to	14.95%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2014		302	$22.43	to	$27.91	$8,177	0.04%	0.75%	to	1.35%	10.15%	to	10.81%
2013		347	$20.31	to	$25.25	$8,538	0.16%	0.75%	to	1.35%	32.93%	to	33.69%
2012		459	$15.24	to	$18.93	$8,501	0.24%	0.75%	to	1.35%	14.29%	to	15.02%
2011		576	$13.30	to	$16.50	$9,331	0.12%	0.75%	to	1.35%	-5.21%	to	-4.64%
2010		694	$13.99	to	$17.34	$11,833	0.07%	0.75%	to	1.35%	26.40%	to	27.20%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2014		15,938	$14.46	to	$25.08	$245,087	-	0.75%	to	2.35%	5.86%	to	7.64%
2013		17,930	$13.66	to	$23.37	$258,344	0.02%	0.75%	to	2.35%	35.65%	to	37.84%
2012		14,940	$10.07	to	$16.99	$158,174	-	0.75%	to	2.35%	15.88%	to	17.76%
2011		11,616	$8.69	to	$14.47	$105,828	-	0.75%	to	2.35%	-3.66%	to	-2.11%
2010		11,556	$8.93	to	$14.81	$108,925	0.03%	0.75%	to	2.60%	13.47%	to	15.78%
VY® Templeton Foreign Equity Portfolio - Service Class
2014		49,812	$8.84	to	$12.57	$548,594	2.25%	0.75%	to	2.35%	-9.04%	to	-7.56%
2013		55,425	$9.68	to	$13.64	$667,777	1.32%	0.75%	to	2.35%	17.09%	to	18.99%
2012		59,624	$8.23	to	$11.48	$609,649	2.09%	0.75%	to	2.60%	15.92%	to	17.85%
2011		21,745	$7.08	to	$9.78	$190,490	1.75%	0.75%	to	2.35%	-14.34%	to	-12.95%
2010		25,636	$8.22	to	$11.25	$260,443	2.06%	0.75%	to	2.60%	5.73%	to	7.77%
Voya Strategic Allocation Conservative Portfolio - Class S
2014		115	$18.18	to	$19.28	$2,167	2.63%	0.75%	to	1.35%	4.97%	to	5.59%
2013		126	$17.32	to	$18.26	$2,250	1.94%	0.75%	to	1.35%	10.25%	to	10.94%
2012		97	$15.71	to	$16.46	$1,560	2.46%	0.75%	to	1.35%	10.48%	to	11.14%
2011		88	$14.22	to	$14.81	$1,286	3.65%	0.75%	to	1.35%	0.14%	to	0.82%
2010		100	$14.20	to	$14.69	$1,451	4.21%	0.75%	to	1.35%	9.48%	to	10.04%
Voya Strategic Allocation Growth Portfolio - Class S
2014		31	$21.04	to	$22.31	$669	1.78%	0.75%	to	1.35%	4.83%	to	5.43%
2013		28	$20.07	to	$21.16	$566	1.49%	0.75%	to	1.35%	20.47%	to	21.19%
2012		30	$16.66	to	$17.46	$505	1.04%	0.75%	to	1.35%	13.10%	to	13.89%
2011		31	$14.73	to	$15.33	$460	2.64%	0.75%	to	1.35%	-4.41%	to	-3.89%
2010		39	$15.41	to	$15.95	$601	3.36%	0.75%	to	1.35%	11.26%	to	11.93%
Voya Strategic Allocation Moderate Portfolio - Class S
2014		59	$19.51	to	$20.69	$1,189	2.08%	0.75%	to	1.35%	5.06%	to	5.72%
2013		74	$18.57	to	$19.57	$1,403	1.80%	0.75%	to	1.35%	14.70%	to	15.39%
2012		63	$16.19	to	$16.96	$1,042	1.69%	0.75%	to	1.35%	11.89%	to	12.54%
2011		66	$14.47	to	$15.07	$973	2.75%	0.75%	to	1.35%	-2.23%	to	-1.63%
2010		51	$14.80	to	$15.32	$775	4.19%	0.75%	to	1.35%	10.20%	to	10.93%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class A
2014		83,625	$14.58	to	$15.55	$1,250,813	1.47%	0.75%	to	2.35%	7.60%	to	9.35%
2013		97,739	$13.55	to	$14.22	$1,349,848	0.87%	0.75%	to	2.35%	27.11%	to	29.16%
2012		110,959	$10.66	to	$11.01	$1,198,252	1.39%	0.75%	to	2.35%	12.45%	to	14.33%
2011	01/21/2011	123,527	$9.46	to	$9.63	$1,177,999	(b)	0.75%	to	2.60%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Growth and Income Portfolio - Class I
2014		65	$12.81	to	$14.13	$852	1.90%	0.95%	to	2.00%	8.47%	to	9.66%
2013		78	$11.81	to	$12.92	$937	2.20%	0.95%	to	2.00%	28.77%	to	29.07%
2012		7	$9.94	to	$10.01	$65	1.41%	1.25%	to	1.40%	14.25%	to	14.27%
2011		9	$8.70	to	$8.76	$77	1.05%	1.25%	to	1.40%	-1.69%	to	-1.46%
2010		13	$8.85	to	$8.89	$114	0.90%	1.25%	to	1.40%	12.45%	to	12.67%
Voya Growth and Income Portfolio - Class S
2014		52,449	$12.81	to	$24.18	$706,996	1.65%	0.75%	to	2.35%	7.83%	to	9.61%
2013		62,008	$11.69	to	$22.06	$770,429	1.05%	0.75%	to	2.60%	26.93%	to	29.38%
2012		72,404	$9.21	to	$17.05	$701,221	1.56%	0.50%	to	2.60%	12.45%	to	14.86%
2011		84,838	$8.19	to	$14.88	$724,196	1.47%	0.50%	to	2.60%	-3.08%	to	-1.00%
2010		51,286	$8.45	to	$15.07	$449,666	0.79%	0.50%	to	2.60%	10.89%	to	13.28%
Voya Euro STOXX 50® Index Portfolio - Class A
2014		2,843	$9.02	to	$9.72	$26,452	3.05%	0.95%	to	2.35%	-11.83%	to	-10.50%
2013		3,391	$10.23	to	$10.86	$35,414	2.00%	0.95%	to	2.35%	22.55%	to	24.26%
2012		1,036	$8.38	to	$8.74	$8,828	2.58%	0.95%	to	2.25%	19.18%	to	20.75%
2011		415	$7.03	to	$7.24	$2,955	14.38%	0.95%	to	2.25%	-19.20%	to	-18.12%
2010		541	$8.69	to	$8.83	$4,739	0.22%	1.00%	to	2.35%	-11.13%	to	-10.18%
Voya FTSE 100® Index Portfolio - Class A
2014		458	$12.11	to	$13.04	$5,743	3.70%	0.95%	to	2.35%	-9.02%	to	-7.78%
2013		379	$13.31	to	$14.14	$5,170	4.39%	0.95%	to	2.35%	16.04%	to	17.74%
2012		193	$11.47	to	$12.01	$2,261	2.59%	0.95%	to	2.35%	12.56%	to	14.16%
2011		222	$10.19	to	$10.52	$2,300	4.95%	0.95%	to	2.35%	-6.43%	to	-5.06%
2010		328	$10.89	to	$11.07	$3,595	0.28%	1.00%	to	2.35%	6.44%	to	7.59%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Global Value Advantage Portfolio - Class S
2014		16,621	$9.47	to	$10.60	$164,912	2.93%	0.75%	to	2.35%	2.38%	to	4.02%
2013		18,226	$9.25	to	$10.19	$175,466	3.54%	0.75%	to	2.35%	10.91%	to	12.85%
2012		20,465	$8.34	to	$9.03	$176,328	4.00%	0.75%	to	2.35%	12.40%	to	14.16%
2011		22,299	$7.42	to	$7.91	$169,736	3.21%	0.75%	to	2.35%	-6.08%	to	-4.58%
2010		24,986	$7.89	to	$8.29	$201,282	3.31%	0.75%	to	2.35%	3.39%	to	5.07%
Voya Hang Seng Index Portfolio - Class S
2014		2,344	$13.82	to	$14.99	$33,527	2.26%	0.95%	to	2.35%	0.95%	to	2.40%
2013		2,793	$13.69	to	$14.64	$39,381	4.23%	0.95%	to	2.35%	1.41%	to	2.88%
2012		3,815	$13.50	to	$14.23	$52,710	1.03%	0.95%	to	2.35%	25.35%	to	27.17%
2011		4,031	$10.77	to	$11.19	$44,179	2.58%	0.95%	to	2.35%	-20.34%	to	-19.21%
2010		5,992	$13.52	to	$13.85	$81,884	0.06%	0.95%	to	2.35%	5.05%	to	6.54%
Voya Index Plus LargeCap Portfolio - Class S
2014		7,851	$13.68	to	$21.39	$123,551	1.29%	0.75%	to	2.35%	10.87%	to	12.70%
2013		9,282	$12.29	to	$19.03	$130,749	1.61%	0.75%	to	2.35%	29.50%	to	31.66%
2012		11,145	$9.46	to	$14.49	$120,472	1.38%	0.75%	to	2.60%	11.15%	to	13.27%
2011		13,071	$8.46	to	$12.83	$125,981	1.62%	0.75%	to	2.60%	-2.98%	to	-1.05%
2010		16,416	$8.66	to	$13.00	$161,332	1.70%	0.75%	to	2.60%	10.77%	to	12.77%
Voya Index Plus MidCap Portfolio - Class S
2014		5,341	$15.17	to	$26.62	$112,860	0.54%	0.75%	to	2.55%	6.52%	to	8.48%
2013		6,314	$14.16	to	$24.60	$124,289	0.93%	0.75%	to	2.60%	30.67%	to	33.22%
2012		7,243	$10.77	to	$18.51	$108,177	0.65%	0.75%	to	2.60%	14.39%	to	16.52%
2011		8,310	$9.36	to	$15.93	$107,721	0.58%	0.75%	to	2.60%	-4.01%	to	-2.15%
2010		9,825	$9.69	to	$16.32	$131,427	0.85%	0.75%	to	2.60%	18.48%	to	20.73%
Voya Index Plus SmallCap Portfolio - Class S
2014		4,459	$14.06	to	$25.19	$86,929	0.41%	0.75%	to	2.55%	2.55%	to	4.44%
2013		5,262	$13.63	to	$24.12	$99,365	0.76%	0.75%	to	2.60%	38.66%	to	41.22%
2012		6,026	$9.78	to	$17.08	$81,420	0.29%	0.75%	to	2.60%	9.19%	to	11.34%
2011		6,798	$8.90	to	$15.37	$83,478	0.60%	0.75%	to	2.60%	-3.53%	to	-1.73%
2010		7,901	$9.17	to	$15.68	$99,899	0.49%	0.75%	to	2.60%	19.20%	to	21.57%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Index Portfolio - Class A
2014	02/10/2014	91,288	$9.61	to	$9.76	$882,816	(e)	0.75%	to	2.35%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Voya International Index Portfolio - Class S
2014		5,009	$8.44	to	$17.09	$44,815	0.67%	0.75%	to	2.35%	-8.46%	to	-6.87%
2013		6,821	$9.22	to	$18.35	$66,035	2.08%	0.75%	to	2.35%	18.36%	to	20.17%
2012		5,493	$7.79	to	$15.27	$45,019	2.61%	0.75%	to	2.35%	15.58%	to	17.64%
2011		5,593	$6.74	to	$12.98	$39,488	2.67%	0.75%	to	2.35%	-14.47%	to	-13.12%
2010		7,945	$7.82	to	$14.94	$65,044	3.38%	0.75%	to	2.60%	4.83%	to	6.79%
Voya Japan TOPIX® Index Portfolio - Class A
2014		836	$10.88	to	$11.69	$9,380	1.01%	1.00%	to	2.35%	-7.64%	to	-6.33%
2013		1,103	$11.78	to	$12.51	$13,312	2.31%	0.95%	to	2.35%	21.82%	to	23.62%
2012		475	$9.67	to	$10.12	$4,664	0.73%	0.95%	to	2.35%	5.11%	to	6.64%
2011		1,025	$9.20	to	$9.49	$9,567	1.85%	0.95%	to	2.35%	-15.75%	to	-14.58%
2010		770	$10.92	to	$11.11	$8,463	0.07%	0.95%	to	2.35%	10.98%	to	12.46%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2014		9,971	$22.16	to	$24.35	$229,161	0.97%	0.75%	to	2.35%	10.12%	to	11.90%
2013		9,043	$19.85	to	$21.76	$187,827	1.19%	0.75%	to	2.35%	28.59%	to	30.69%
2012		9,520	$15.23	to	$16.65	$152,860	1.08%	0.75%	to	2.35%	11.61%	to	13.42%
2011		10,214	$13.34	to	$14.68	$146,033	1.00%	0.75%	to	2.35%	1.45%	to	3.16%
2010		10,188	$13.02	to	$14.23	$142,575	0.54%	0.75%	to	2.35%	9.84%	to	11.61%
Voya Russell™ Large Cap Index Portfolio - Class S
2014		29,813	$13.96	to	$24.15	$434,879	1.36%	0.80%	to	2.35%	9.92%	to	11.73%
2013		30,100	$12.70	to	$21.64	$397,456	1.43%	0.80%	to	2.35%	28.80%	to	30.67%
2012		32,375	$9.86	to	$16.57	$330,009	2.26%	0.80%	to	2.35%	12.56%	to	14.38%
2011		33,016	$8.68	to	$14.51	$296,967	1.43%	0.80%	to	2.60%	-0.57%	to	1.32%
2010		39,726	$8.73	to	$14.33	$355,951	3.29%	0.80%	to	2.60%	9.13%	to	11.17%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Value Index Portfolio - Class S
2014		5,321	$21.09	to	$22.88	$115,903	1.41%	0.95%	to	2.35%	9.62%	to	11.18%
2013		4,330	$19.24	to	$20.58	$85,774	1.48%	0.95%	to	2.35%	28.35%	to	30.17%
2012		4,034	$14.99	to	$15.81	$61,922	1.35%	0.95%	to	2.35%	13.22%	to	14.90%
2011		2,887	$13.24	to	$13.76	$38,950	1.41%	0.95%	to	2.35%	-1.78%	to	-0.43%
2010		2,581	$13.42	to	$13.82	$35,226	1.65%	0.95%	to	2.60%	8.23%	to	10.12%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2014		11,015	$24.42	to	$26.56	$278,933	0.22%	0.90%	to	2.35%	8.49%	to	10.07%
2013		12,722	$22.51	to	$24.13	$295,192	0.75%	0.90%	to	2.35%	31.79%	to	33.68%
2012		14,090	$17.08	to	$18.05	$246,554	0.36%	0.90%	to	2.35%	12.74%	to	14.46%
2011		15,771	$15.04	to	$15.77	$243,092	0.44%	0.90%	to	2.60%	-4.75%	to	-3.07%
2010		18,579	$15.79	to	$16.27	$297,977	0.29%	0.90%	to	2.60%	22.59%	to	24.77%
Voya Russell™ Mid Cap Index Portfolio - Class S
2014		13,716	$15.84	to	$17.44	$226,480	0.86%	0.95%	to	2.35%	9.77%	to	11.37%
2013		12,697	$14.43	to	$15.66	$189,802	1.00%	0.95%	to	2.35%	30.71%	to	32.60%
2012		10,856	$11.04	to	$11.81	$123,542	0.93%	0.95%	to	2.35%	13.93%	to	15.56%
2011		10,358	$9.69	to	$10.22	$102,824	1.16%	0.95%	to	2.35%	-4.34%	to	-2.94%
2010		11,716	$10.13	to	$10.53	$120,857	0.51%	0.95%	to	2.35%	21.90%	to	23.74%
Voya Russell™ Small Cap Index Portfolio - Class S
2014		12,828	$15.37	to	$16.97	$205,770	0.78%	0.90%	to	2.35%	2.19%	to	3.67%
2013		16,268	$15.04	to	$16.37	$253,638	1.07%	0.90%	to	2.35%	35.13%	to	37.22%
2012		13,186	$11.13	to	$11.93	$151,300	0.68%	0.90%	to	2.35%	13.11%	to	14.71%
2011		13,508	$9.84	to	$10.40	$136,076	0.79%	0.90%	to	2.35%	-6.37%	to	-5.02%
2010		16,262	$10.51	to	$10.95	$174,052	0.44%	0.80%	to	2.35%	23.07%	to	25.00%
Voya Small Company Portfolio - Class S
2014		5,568	$15.77	to	$28.76	$94,403	0.10%	0.75%	to	2.35%	3.75%	to	5.48%
2013		6,326	$15.20	to	$27.34	$102,570	0.29%	0.75%	to	2.35%	34.16%	to	36.34%
2012		6,827	$11.33	to	$20.10	$82,209	0.15%	0.75%	to	2.35%	11.63%	to	13.40%
2011		8,403	$10.15	to	$17.77	$89,892	0.23%	0.75%	to	2.35%	-4.96%	to	-3.42%
2010		9,114	$10.65	to	$18.44	$102,443	0.32%	0.75%	to	2.35%	21.09%	to	23.07%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Value Portfolio - Class S
2014		359	$15.40	to	$17.33	6,084	2.99%	0.75%	to	1.35%	-6.46%	to	-5.90%
2013		397	$16.42	to	$18.46	7,159	2.33%	0.75%	to	1.35%	19.30%	to	19.96%
2012		457	$13.73	to	$15.43	6,905	2.35%	0.75%	to	1.35%	17.39%	to	18.11%
2011		519	$11.67	to	$13.09	6,655	2.35%	0.75%	to	1.35%	-16.11%	to	-15.57%
2010		620	$13.88	to	$15.55	9,445	1.72%	0.75%	to	1.35%	1.00%	to	1.56%
Voya MidCap Opportunities Portfolio - Class S
2014		27,815	$15.91	to	$31.82	489,948	0.33%	0.75%	to	2.35%	5.98%	to	7.74%
2013		33,947	$15.00	to	$29.61	560,431	-	0.75%	to	2.35%	28.62%	to	30.67%
2012		27,450	$11.65	to	$22.71	349,367	0.41%	0.50%	to	2.35%	11.26%	to	13.37%
2011		31,078	$10.46	to	$20.14	353,299	-	0.50%	to	2.35%	-3.14%	to	-1.33%
2010		34,369	$10.79	to	$20.50	399,457	0.49%	0.50%	to	2.60%	26.91%	to	29.39%
Voya SmallCap Opportunities Portfolio - Class S
2014		3,687	$13.51	to	$30.31	56,360	-	0.75%	to	2.35%	2.89%	to	4.53%
2013		4,595	$13.12	to	$29.06	67,639	-	0.75%	to	2.35%	35.45%	to	37.75%
2012		5,427	$9.67	to	$21.16	58,278	-	0.75%	to	2.35%	12.20%	to	14.02%
2011		6,239	$8.61	to	$18.60	58,855	-	0.75%	to	2.35%	-1.79%	to	-0.20%
2010		7,156	$8.76	to	$18.69	68,086	-	0.75%	to	2.35%	28.98%	to	31.14%
Wells Fargo Advantage VT Omega Growth Fund - Class 2
2014		59	$18.99	to	$19.69	1,131	-	1.40%	to	2.20%	1.61%	to	2.39%
2013		74	$18.69	to	$19.23	1,401	0.16%	1.40%	to	2.20%	36.82%	to	37.95%
2012		82	$13.66	to	$13.94	1,122	-	1.40%	to	2.20%	17.76%	to	18.74%
2011		106	$11.60	to	$11.74	1,240	-	1.40%	to	2.20%	-7.64%	to	-6.90%
2010	07/16/2010	118	$12.56	to	$12.61	1,487	(a)	1.40%	to	2.20%		(a)
Wells Fargo Advantage VT Index Asset Allocation Fund - Class 2
2014		73	$16.11	to	$19.17	1,373	1.50%	1.65%	to	2.20%	15.48%	to	16.11%
2013		96	$13.95	to	$16.51	1,560	1.67%	1.65%	to	2.20%	17.03%	to	17.68%
2012		104	$11.92	to	$14.36	1,443	1.37%	1.40%	to	2.20%	10.58%	to	11.40%
2011		164	$10.78	to	$12.89	2,052	3.04%	1.40%	to	2.20%	4.15%	to	5.05%
2010		180	$10.35	to	$12.27	2,156	1.73%	1.40%	to	2.20%	10.70%	to	11.65%

VOYA INSURANCE AND ANNUITY COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Wells Fargo Advantage VT Intrinsic Value Fund - Class 2
2014		40	$14.78	to	$18.14	$693	0.69%	1.65%	to	2.20%	7.88%	to	8.49%
2013		48	$13.70	to	$16.72	$766	1.06%	1.65%	to	2.20%	27.44%	to	28.12%
2012		60	$10.75	to	$13.05	$747	1.50%	1.65%	to	2.20%	16.85%	to	17.57%
2011		67	$9.20	to	$11.10	$721	0.52%	1.65%	to	2.20%	-4.37%	to	-3.81%
2010		72	$9.62	to	$11.54	$807	0.73%	1.65%	to	2.20%	11.34%	to	11.93%
Wells Fargo Advantage VT Small Cap Growth Fund - Class 2
2014		9	$21.28	to	$25.75	$229	-	1.65%	to	2.20%	-4.06%	to	-3.49%
2013		12	$22.18	to	$26.68	$315	-	1.65%	to	2.20%	46.98%	to	47.73%
2012		13	$15.09	to	$18.48	$233	-	1.40%	to	2.20%	5.45%	to	6.33%
2011		22	$14.31	to	$17.38	$361	-	1.40%	to	2.20%	-6.65%	to	-5.90%
2010		24	$15.33	to	$18.47	$436	-	1.40%	to	2.20%	23.93%	to	24.97%
Wells Fargo Advantage VT Total Return Bond Fund
2014		38	$13.06	to	$14.79	$541	1.36%	1.40%	to	2.20%	3.24%	to	4.08%
2013		46	$12.65	to	$14.21	$633	1.19%	1.40%	to	2.20%	-4.60%	to	-3.79%
2012		50	$13.26	to	$14.77	$712	1.54%	1.40%	to	2.20%	3.76%	to	4.60%
2011		62	$12.78	to	$14.12	$849	2.60%	1.40%	to	2.20%	5.97%	to	6.81%
2010		84	$12.06	to	$13.22	$1,075	3.34%	1.40%	to	2.20%	4.69%	to	5.51%

(a)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investments income is determined by the timing of declaration of dividends by the underlaying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Insurance and Annuity Company

We have audited the accompanying balance sheets of Voya Insurance and Annuity Company as of December 31, 2014 and 2013, and the related statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Voya Insurance and Annuity Company at December 31, 2014 and 2013, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2015

C-2

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,814.2 as of 2014 and $20,244.6 as of 2013)	$22,169.4	$21,105.9
Fixed maturities, at fair value using the fair value option	480.8	385.0
Equity securities, available-for-sale, at fair value (cost of $3.1 as of 2014 and $3.8 as of 2013)	6.7	6.1
Short-term investments	746.8	567.0
Mortgage loans on real estate, net of valuation allowance of $0.8 as of 2014 and $1.1 as of 2013	2,854.4	2,837.3
Policy loans	87.4	94.9
Limited partnerships/corporations	172.9	133.2
Derivatives	891.4	342.4
Other investments	49.4	56.2
Securities pledged (amortized cost of $567.3 as of 2014 and $964.1 as of 2013)	626.8	959.2
Total investments	28,086.0	26,487.2
Cash and cash equivalents	362.4	398.0
Short-term investments under securities loan agreements, including collateral delivered	170.1	163.6
Accrued investment income	224.1	220.3
Deposits and reinsurance recoverable	4,969.0	3,941.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	2,683.3	2,812.5
Due from affiliates	31.8	33.0
Current income tax recoverable from Parent	—	22.6
Deferred income taxes	—	51.3
Other assets	382.8	384.1
Assets held in separate accounts	38,547.7	42,008.3
Total assets	$75,457.2	$76,522.5

The accompanying notes are an integral part of these Financial Statements.

C-3

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013

Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$26,145.0	$25,412.8
Payable for securities purchased	2.4	32.6
Payables under securities loan agreements, including collateral held	432.8	211.1
Long-term debt	435.0	435.0
Due to affiliates	58.9	60.1
Funds held under reinsurance treaties with affiliates	5,653.1	3,728.7
Derivatives	340.6	731.9
Current income tax payable to Parent	2.1	—
Deferred income taxes	44.9	—
Other liabilities	174.5	169.7
Liabilities related to separate accounts	38,547.7	42,008.3
Total liabilities	71,837.0	72,790.2

Shareholder's equity:
Common stock (250,000 shares authorized, issued and outstanding as of 2014 and 2013; $10 par value per share)	2.5	2.5
Additional paid-in capital	5,310.6	5,525.6
Accumulated other comprehensive income (loss)	609.0	481.2
Retained earnings (deficit)	(2,301.9)	(2,277.0)
Total shareholder's equity	3,620.2	3,732.3
Total liabilities and shareholder's equity	$75,457.2	$76,522.5

The accompanying notes are an integral part of these Financial Statements.

C-4

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Operations
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Net investment income	$1,264.7	$1,267.2	$1,285.5
Fee income	824.8	839.7	810.9
Premiums	537.8	436.3	459.0
Net realized capital gains (losses):
Total other-than-temporary impairments	(6.0)	(12.1)	(27.9)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	(0.3)	(1.8)	(9.4)
Net other-than-temporary impairments recognized in earnings	(5.7)	(10.3)	(18.5)
Other net realized capital gains (losses)	(768.4)	(2,205.5)	(1,355.6)
Total net realized capital gains (losses)	(774.1)	(2,215.8)	(1,374.1)
Other revenue	29.8	29.8	34.7
Total revenues	1,883.0	357.2	1,216.0
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	1,391.9	(1,855.4)	364.5
Operating expenses	489.6	462.3	444.3
Net amortization of Deferred policy acquisition costs and Value of business acquired	(116.0)	1,522.4	343.7
Interest expense	28.2	28.2	30.9
Other expense	16.9	31.1	27.3
Total benefits and expenses	1,810.6	188.6	1,210.7
Income (loss) before income taxes	72.4	168.6	5.3
Income tax expense (benefit)	97.3	185.5	182.3
Net income (loss)	$(24.9)	$(16.9)	$(177.0)

The accompanying notes are an integral part of these Financial Statements.

C-5

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Comprehensive Income
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Net income (loss)	$(24.9)	$(16.9)	$(177.0)
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	180.1	(252.8)	514.6
Other-than-temporary impairments	16.7	17.7	12.7
Pension and other postretirement benefits liability	(0.2)	(0.2)	(0.2)
Other comprehensive income (loss), before tax	196.6	(235.3)	527.1
Income tax expense (benefit) related to items of other comprehensive income (loss)	68.8	(82.3)	138.0
Other comprehensive income (loss), after tax	127.8	(153.0)	389.1
Comprehensive income (loss)	$102.9	$(169.9)	$212.1

The accompanying notes are an integral part of these Financial Statements.

C-6

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2012	$2.5	$5,971.6	$245.1	$(2,083.1)	$4,136.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(177.0)	(177.0)
Other comprehensive income (loss), after tax	—	—	389.1	—	389.1
Total comprehensive income (loss)					212.1
Dividends paid and distributions of capital	—	(250.0)	—	—	(250.0)
Employee related benefits	—	33.9	—	—	33.9
Balance at December 31, 2012	2.5	5,755.5	634.2	(2,260.1)	4,132.1
Comprehensive income (loss):
Net income (loss)	—	—	—	(16.9)	(16.9)
Other comprehensive income (loss), after tax	—	—	(153.0)	—	(153.0)
Total comprehensive income (loss)					(169.9)
Dividends paid and distributions of capital	—	(230.0)	—	—	(230.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	2.5	5,525.6	481.2	(2,277.0)	3,732.3
Comprehensive income (loss):
Net income (loss)	—	—	—	(24.9)	(24.9)
Other comprehensive income (loss), after tax	—	—	127.8	—	127.8
Total comprehensive income (loss)					102.9
Dividends paid and distributions of capital	—	(216.0)	—	—	(216.0)
Employee related benefits	—	1.0	—	—	1.0
Balance at December 31, 2014	$2.5	$5,310.6	$609.0	$(2,301.9)	$3,620.2

The accompanying notes are an integral part of these Financial Statements.

C-7

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2014, 2013 and 2012 (In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities:
Net income (loss)	$(24.9)	$(16.9)	$(177.0)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(146.6)	(126.9)	(137.6)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	(96.7)	1,994.4	646.9
Net accretion/amortization of discount/premium	16.0	44.2	50.1
Future policy benefits, claims reserves and interest credited	1,145.3	290.3	575.8
Deferred income tax expense (benefit)	27.4	(1.9)	(66.5)
Net realized capital (gains) losses	774.1	2,215.8	1,374.1
Employee share-based payments	(0.3)	0.1	33.9
Change in:
Accrued investment income	(3.8)	(11.6)	24.6
Reinsurance recoverable	(1,195.1)	66.3	(37.8)
Other receivables and asset accruals	(3.9)	(11.3)	0.4
Other reinsurance asset	7.6	28.2	21.5
Due to/from affiliates	—	—	261.7
Income tax recoverable	24.7	(45.2)	226.6
Other payables and accruals	1,929.2	(367.3)	(1,393.8)
Other, net	(10.6)	(50.4)	12.8
Net cash provided by operating activities	$2,442.4	$4,007.8	$1,415.7

The accompanying notes are an integral part of these Financial Statements.

C-8

Voya Insurance and Annuity Company (A wholly owned subsidiary of Voya Holdings Inc.) Statements of Cash Flows For the Years Ended December 31, 2014, 2013 and 2012 (In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	$4,169.4	$6,647.7	$6,606.1
Equity securities, available-for-sale	0.4	9.0	2.7
Mortgage loans on real estate	562.0	646.6	687.2
Limited partnerships/corporations	33.9	94.8	153.3
Acquisition of:
Fixed maturities	(4,531.7)	(8,771.0)	(4,757.0)
Equity securities, available-for-sale	—	(0.6)	(2.6)
Mortgage loans on real estate	(578.8)	(648.9)	(384.7)
Limited partnerships/corporations	(63.2)	(12.1)	(25.9)
Derivatives, net	(969.4)	(2,067.1)	(1,232.4)
Short-term investments, net	(179.8)	2,119.6	(285.7)
Loan-Dutch State obligation, net	—	—	651.5
Policy loans, net	7.5	6.9	10.2
Collateral received (delivered) , net	215.2	(719.1)	(54.5)
Other investments, net	25.0	22.0	—
Other, net	—	—	(0.1)
Net cash (used in) provided by investing activities	(1,309.5)	(2,672.2)	1,368.1
Cash Flows from Financing Activities:
Deposits received for investment contracts	$3,363.0	$7,432.8	$6,651.8
Maturities and withdrawals from investment contracts	(4,484.5)	(8,868.9)	(9,638.8)
Receipts on deposit contracts	167.7	432.9	91.7
Short-term loans to affiliates, net	—	—	535.9
Excess tax benefits on share-based compensation	1.3	—	—
Dividends paid and distributions of capital	(216.0)	(230.0)	(250.0)
Net cash used in financing activities	(1,168.5)	(1,233.2)	(2,609.4)
Net (decrease) increase in cash and cash equivalents	(35.6)	102.4	174.4
Cash and cash equivalents, beginning of year	398.0	295.6	121.2
Cash and cash equivalents, end of year	$362.4	$398.0	$295.6
Supplemental cash flow information:
Income taxes paid, net	$44.3	$232.5	$40.0
Interest paid	28.2	28.2	28.2

The accompanying notes are an integral part of these Financial Statements.

C-9

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Insurance and Annuity Company ("VIAC" or "the Company"), which changed its name from ING USA Annuity and Life Insurance Company on September 1, 2014, is a stock life insurance company domiciled in the State of Iowa and provides financial products and services in the United States. VIAC is authorized to conduct its insurance business in all states, except New York, and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc. (which changed its name from ING U.S., Inc. on April 7, 2014), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. (formerly ING U.S., Inc.) announced plans to rebrand as Voya Financial, Inc. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect, wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, "the IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership stake in Voya Financial, Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of Voya Financial, Inc. in a registered public offering (the "March 2014 Offering"). On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,255,853 shares of its common stock from ING Group (the "March 2014 Direct Share Repurchase") (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the "March 2014 Transactions"). Upon completion of the March 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to approximately 43%.

On September 8, 2014, ING Group completed a sale of 22,277,993 shares of common stock of Voya Financial, Inc. in a registered public offering (the "September 2014 Offering"). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,722,007 shares of its common stock from ING Group (the "September 2014 Direct Share Buyback") (the September 2014 Offering and the September 2014 Direct Share Buyback collectively, the "September 2014 Transactions"). Upon completion of the September 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 32.5%.
On November 18, 2014, ING Group completed a sale of 30,030,013 shares of common stock of Voya Financial, Inc. in a registered public offering (the "November 2014 Offering"). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial Inc. acquired 4,469,987 shares of its common stock from ING Group (the "November 2014 Direct Share Repurchase") (the November 2014 Offering and the November 2014 Direct Share Repurchase collectively, the "November 2014 Transactions"). Upon completion of the November 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 19%.

On March 9, 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING Group has exited its stake in Voya Financial, Inc. common stock. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING Group has

C-10

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016.

VIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. (formerly Lion Connecticut Holdings Inc.) ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers various insurance products, including immediate and deferred fixed annuities. The Company's fixed annuity products are distributed by national and regional brokerage and securities firms, independent broker-dealers, banks, life insurance companies with captive agency sales forces, independent insurance agents, independent marketing organizations and affiliated broker-dealers. The Company's primary annuity customers are individual consumers. The Company ceased new sales of retail variable annuity products with substantial guarantee features in early 2010, as part of a global business strategy and risk reduction plan. New amounts will continue to be deposited in VIAC variable annuities as add-on premiums to existing contracts.

The Company has historically issued guaranteed investment contracts and funding agreements (collectively referred to as "GICs"), primarily to institutional investors and corporate benefit plans. In 2009, the Company made a strategic decision to run-off the assets and liabilities in the GIC business over time. New GIC contracts may be issued on a limited basis to replace maturing contracts.

The Company has one operating segment.

Basis of Presentation

The accompanying Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

Certain immaterial reclassifications have been made to prior year financial information to conform to the current year classifications.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and deferred sales inducements ("DSI"), valuation of investments and derivatives, impairments, income taxes and contingencies

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

C-11

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA, DSI and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out ("FIFO") basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired (i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

C-12

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income in the Statements of Operations.

Other Investments: Other investments are comprised primarily of Federal Home Loan Bank ("FHLB") stock and property obtained from foreclosed mortgage loans, as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of stock based on the level of borrowings and other factors; the Company may invest in additional amounts. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. The lending agent retains the cash collateral and invests it in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital

C-13

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

gains (losses) in the Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

•
When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products.

C-14

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•
Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Statements of Operations.

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Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations. Embedded derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Statements of Operations.

In addition, the Company has entered into coinsurance with funds withheld arrangements that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. Embedded derivatives within coinsurance with funds withheld arrangements are reported with the host contract in Deposits and reinsurance recoverable or Funds held under reinsurance treaties with affiliates on the Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

C-15

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs, Value of Business Acquired and Deferred Sales Inducements

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. (See also "Sales Inducements" below.)

Amortization Methodologies
The Company amortizes DAC and VOBA related to universal life ("UL") and variable universal life ("VUL") contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross revenues are sufficient to cover DAC, VOBA and DSI estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC, VOBA and DSI on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC, VOBA or DSI are not deemed recoverable from future gross profits, changes will be applied against the DAC, VOBA or DSI balances before an additional reserve is established.

In assessing loss recognition related to DAC, VOBA and DSI, the Company must select an approach for aggregating different blocks of business in the loss recognition calculation. In the first quarter of 2013, the Company updated the aggregation approach used in assessment of such loss recognition. This change in estimate was due to certain organizational changes that commenced in the first quarter of 2013, which resulted in changes to how the Company manages the variable annuity business that is no longer actively marketed. As a result of this estimate change, the Company recognized loss recognition of $350.8 before taxes during the first quarter of 2013. This amount was recorded in the Statements of Operations as $306.0 to Net amortization of deferred policy acquisition costs and value of business acquired and $44.8 to Interest credited and other benefits to contract owners/policyholders, with a corresponding decrease in the Balance Sheets to Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Statements of Operations.

C-16

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Assumptions
Changes in assumptions can have a significant impact on DAC, VOBA and DSI balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits include mortality and for products with credited rates include interest rate spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to mortality and estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Sales Inducements

DSI represent benefits paid to contract owners for a specified period that are incremental to the amounts the Company credits on similar contracts without sales inducements and are higher than the contract's expected ongoing crediting rates for periods after the inducement. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in Interest credited and other benefits to contract owners in the Statements of Operations. Each year, or more frequently if circumstances indicate a potentially significant recoverability issue exists, the Company reviews DSI to determine the recoverability of these balances.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

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Reserves for traditional life insurance contracts (term insurance, participating and non-participating whole life insurance and traditional group life insurance) and accident and health insurance represent the present value of future benefits to be paid to or on behalf of contract owners and related expenses, less the present value of future net premiums. Assumptions as to interest rates, mortality, expenses and persistency are based on the Company's estimates of anticipated experience at the period the policy is sold or acquired, including a provision for adverse deviation. Interest rates used to calculate the present value of these reserves ranged from 3.0% to 7.2%.

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Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 7.5%.

Although assumptions are "locked-in" upon the issuance of traditional life insurance contracts, certain accident and health insurance contracts and payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

C-17

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

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Account balances for GICs are calculated using the amount deposited with the Company, less withdrawals, plus interest accrued to the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.

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Account balances for universal life-type contracts, including VUL and indexed universal life contracts, are equal to cumulative deposits, less charges, withdrawals and account values released upon death, plus credited interest thereon.

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Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

8.0% for the years 2014, 2013 and 2012. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

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For fixed-indexed annuity contracts ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain universal life-type products and certain variable annuity guaranteed benefits. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Universal and Variable Life: Reserves for UL and VUL secondary guarantees and paid-up guarantees are calculated by estimating the expected value of death benefits payable and recognizing those benefits ratably over the accumulation period based on total expected assessments. The reserve for such products recognizes the portion of contract assessments received in early years used to compensate the Company for benefits provided in later years. Assumptions used, such as the interest rate, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. Reserves for UL and VUL secondary guarantees and paid up guarantees are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The Company also calculates a benefit ratio for each block of business that meets the requirements for additional reserves and calculates an additional reserve by accumulating amounts equal to the benefit ratio multiplied by the assessments for each period, reduced by excess benefits during the period. The additional reserve is accumulated at interest rates consistent with the DAC model for the period. The calculated reserve includes a provision for UL contracts with patterns of cost of insurance charges that produce expected gains from the insurance benefit function followed by losses from that function in later years. Additional reserves are recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

GMDB and GMIB: Reserves for annuity guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. In addition, the reserve for the GMIB incorporates assumptions for the likelihood and timing of the potential annuitizations that may be elected by the contract owner. In general, the Company assumes that GMIB annuitization rates will be higher for policies with more valuable guarantees ("in the money" guarantees where the notional benefit amount is in excess of the account value). Reserves for GMDB and GMIB are recorded in Future policy benefits and contract owner account balances on the Balance Sheets. Changes in reserves for GMDB and GMIB are reported in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Most contracts issued on or before December 31, 1999 with enhanced death benefit guarantees were reinsured to third-party reinsurers to mitigate the risk associated with such guarantees. For contracts issued after December 31, 1999, the Company instituted a variable annuity guarantee hedge program to mitigate the risks associated with these guarantees, for which the Company did not seek hedge accounting. The variable annuity guarantee hedge program is based on the Company entering into derivative positions to offset such exposures to GMDB and GMIB due to adverse changes in the equity markets.

C-18

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

GMAB, GMWB, GMWBL and FIA: The Company also issues certain products which contain embedded derivatives that are measured at estimated fair value separately from the host contracts. These products include annuity guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits without life contingencies ("GMWB"), guaranteed minimum withdrawal benefits with life contingent payouts ("GMWBL") and FIAs. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

At inception of the GMAB, GMWB and GMWBL contracts, the Company projects a fee to be attributed to the embedded derivative portion of the guarantee equal to the present value of projected future guaranteed benefits. After inception, the estimated fair value of the GMAB, GMWB and GMWBL contracts is determined based on the present value of projected future guaranteed benefits, minus the present value of projected attributed fees. A risk neutral valuation methodology is used under which the cash flows from the guarantees are projected under multiple capital market scenarios using observable risk free rates. The projection of future guaranteed benefits and future attributed fees require the use of assumptions for capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.) and policyholder behavior (e.g., lapse, benefit utilization, mortality, etc.).

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

The liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks. The discount rate used to determine the fair value of the liabilities for the GMAB, GMWB, GMWBL and FIA embedded derivatives includes an adjustment to reflect the risk that these obligations will not be fulfilled (“nonperformance risk”).

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Statements of Operations, and the Statements of Cash Flows do not reflect investment activity of the separate accounts.

C-19

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Balance Sheets and are amortized as a component of Interest expense in the Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to traditional life insurance contracts and payout contracts with life contingencies are recognized in Premiums in the Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations when incurred.

Amounts received as payment for investment-type, universal life-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and

C-20

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency, and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Financial Statements. Tax positions that meet this standard are recognized in the Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for both long and short-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

C-21

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Short-duration: For prospective reinsurance of short-duration contacts that meet the criteria for reinsurance accounting, amounts paid are recorded as ceded premiums and ceded unearned premiums and are reflected as a component of Premiums in the Statements of Operations and Other assets on the Balance Sheets, respectively. Ceded unearned premiums are amortized through premiums over the remaining contract period in proportion to the amount of protection provided.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Deposits and reinsurance recoverable on the Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as Other revenues or Other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are recognized as assets on the Company’s Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company has entered into combined coinsurance and coinsurance funds withheld reinsurance arrangements that contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld payable under the agreements.

The Company currently has significant concentrations of ceded reinsurance with its affiliates, Security Life of Denver Insurance Company ("SLD") and Security Life of Denver International Limited ("SLDI") primarily related to GICs, SLD related to fixed annuities and UL policies and SLDI related to variable annuities. The outstanding recoverable balances may fluctuate from period to period. SLDI re-domesticated from the Cayman Islands to the State of Arizona, effective December 20, 2013. SLDI was approved as an Arizona-domiciled captive reinsurer by the Arizona Department of Insurance.

Participating Insurance

Participating business approximates 12.9% of the Company's ordinary life insurance in force and 28.8% of life insurance premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating contract owners are based on published dividend projections or expected dividend scales. Dividends to participating policyholders of $8.6, $9.1 and $9.8, were incurred during the years ended December 31, 2014, 2013 and 2012, respectively.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

C-22

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Adoption of New Pronouncements

Presentation of Unrecognized Tax Benefits
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-11, "Income Taxes (Accounting Standards Codification ("ASC") Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 were adopted prospectively by the Company on January 1, 2014, to unrecognized tax benefits existing on that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 were adopted by the Company on January 1, 2014. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the Company did not have any fixed obligations under joint and several liable arrangements during 2014.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (ASC Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

The provisions of ASU 2011-06 were adopted by the Company on January 1, 2014, when the fee initially became effective. The adoption of ASU 2011-06 had no effect on the Company's financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

Future Adoption of Accounting Pronouncements

Going Concern
In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements-Going Concern (ASC Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern" ("ASU 2014-15"), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions of ASU 2014-15 will not affect a company's financial condition, results of operation, or cash flows, but require disclosure if management determines there is substantial doubt, including management’s plans to alleviate or mitigate the conditions or events that raise substantial doubt.

C-23

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and annual and interim periods thereafter. The Company does not expect ASU 2014-15 to have an impact.
Repurchase Agreements
In June 2014, the FASB issued ASU 2014-11, "Transfers and Servicing (ASC Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This will result in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company does not expect ASU 2014-11 to have an impact on its financial condition or results of operations, as the Company has not historically met the requirements for sale accounting treatment for such secured borrowing arrangements. The Company is currently in the process of determining the impact of adoption of the disclosure provisions of ASU 2014-11.
Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The provisions of ASU 2014-09 are effective retrospectively for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.
Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.

The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.

The provisions of ASU 2014-08 are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after December 15, 2015. The amendments should be applied prospectively to disposals and classifications as held for sale that occur within those periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-08.

C-24

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$843.0	$83.9	$0.8	$—	$926.1	$—
U.S. Government agencies and authorities	78.9	4.5	—	—	83.4	—
State, municipalities and political subdivisions	155.4	9.1	0.1	—	164.4	—
U.S. corporate securities	11,678.3	814.6	44.5	—	12,448.4	4.8

Foreign securities:(1)
Government	328.0	11.9	5.7	—	334.2	—
Other	5,072.5	296.5	27.4	—	5,341.6	—
Total foreign securities	5,400.5	308.4	33.1	—	5,675.8	—

Residential mortgage-backed securities:
Agency	1,589.5	96.2	4.9	18.5	1,699.3	—
Non-Agency	292.3	53.5	2.3	7.7	351.2	25.8
Total Residential mortgage-backed securities	1,881.8	149.7	7.2	26.2	2,050.5	25.8

Commercial mortgage-backed securities	1,531.7	96.5	0.7	—	1,627.5	—
Other asset-backed securities	292.7	15.2	7.0	—	300.9	0.3
Total fixed maturities, including securities pledged	21,862.3	1,481.9	93.4	26.2	23,277.0	30.9
Less: Securities pledged	567.3	62.2	2.7	—	626.8	—
Total fixed maturities	21,295.0	1,419.7	90.7	26.2	22,650.2	30.9
Equity securities	3.1	3.6	—	—	6.7	—
Total fixed maturities and equity securities investments	$21,298.1	$1,423.3	$90.7	$26.2	$22,656.9	$30.9
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$1,880.9	$19.8	$43.9	$—	$1,856.8	$—
U.S. Government agencies and authorities	102.5	0.3	0.5	—	102.3	—
State, municipalities and political subdivisions	50.1	2.1	0.9	—	51.3	—
U.S. corporate securities	10,292.8	522.7	178.4	—	10,637.1	6.1

Foreign securities:(1)
Government	404.8	14.5	16.7	—	402.6	—
Other	4,753.5	276.4	37.8	—	4,992.1	—
Total foreign securities	5,158.3	290.9	54.5	—	5,394.7	—

Residential mortgage-backed securities
Agency	1,740.3	99.0	25.7	20.2	1,833.8	—
Non-Agency	363.0	51.9	5.3	8.7	418.3	40.8
Total Residential mortgage-backed securities	2,103.3	150.9	31.0	28.9	2,252.1	40.8

Commercial mortgage-backed securities	1,471.3	145.1	1.1	—	1,615.3	—
Other asset-backed securities	534.5	19.1	13.1	—	540.5	0.7
Total fixed maturities, including securities pledged	21,593.7	1,150.9	323.4	28.9	22,450.1	47.6
Less: Securities pledged	964.1	1.8	6.7	—	959.2	—
Total fixed maturities	20,629.6	1,149.1	316.7	28.9	21,490.9	47.6
Equity securities	3.8	2.6	0.3	—	6.1	—
Total fixed maturities and equity securities investments	$20,633.4	$1,151.7	$317.0	$28.9	$21,497.0	$47.6
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2014, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$823.2	$835.6
After one year through five years	4,103.4	4,313.4
After five years through ten years	8,466.7	8,763.9
After ten years	4,762.8	5,385.2
Mortgage-backed securities	3,413.5	3,678.0
Other asset-backed securities	292.7	300.9
Fixed maturities, including securities pledged	$21,862.3	$23,277.0

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2014 and 2013, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2014
Communications	$1,081.6	$122.1	$0.9	$1,202.8
Financial	2,451.3	175.0	1.6	2,624.7
Industrial and other companies	9,983.9	542.8	60.6	10,466.1
Utilities	2,743.1	234.3	7.1	2,970.3
Transportation	490.9	36.9	1.7	526.1
Total	$16,750.8	$1,111.1	$71.9	$17,790.0

December 31, 2013
Communications	$1,028.7	$76.3	$10.0	$1,095.0
Financial	1,862.1	144.4	20.8	1,985.7
Industrial and other companies	9,050.1	417.1	139.0	9,328.2
Utilities	2,659.0	140.0	39.5	2,759.5
Transportation	446.4	21.3	6.9	460.8
Total	$15,046.3	$799.1	$216.2	$15,629.2

C-27

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2014 and 2013, approximately 41.7% and 33.4%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2014 and 2013, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2014 and 2013, the fair value of loaned securities was $121.2 and $128.5, respectively, and is included in Securities pledged on the Balance Sheets. As of December 31, 2014 and 2013, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $125.4 and $132.4, respectively, and recorded in Short-term investments under securities loan agreements, including collateral delivered on the Balance Sheets. As of December 31, 2014 and 2013, liabilities to return collateral of $125.4 and $132.4, respectively, were included in Payables under securities loan agreements, including collateral held on the Balance Sheets.

Variable Interest Entities ("VIEs")

The Company holds certain VIEs for investment purposes.  VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $1.8 and $2.5 as of December 31, 2014 and 2013, respectively, is included in Limited partnerships/corporations on the Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $146.1 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $16.9 in the second quarter of 2012 reported in Net investment income on the Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $8.2 of promissory notes which were due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, Voya Financial, Inc. unconditionally guaranteed payments of the notes in the event of any default of payment due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company through its investments or other arrangements does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Statements of Operations. The Company's maximum exposure to loss on these structured investments is limited to the amount of its investment.

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost			More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2014
U.S. Treasuries	$25.6	$—	*	$—	$—		$36.6	$0.8	$62.2	$0.8
U.S. Government agencies and authorities	1.8	—	*	—	—		—	—	1.8	—	*
U.S. corporate, state and municipalities	864.9	15.5		30.4	0.5		938.6	28.6	1,833.9	44.6
Foreign	739.3	23.7		20.0	0.8		138.5	8.6	897.8	33.1
Residential mortgage-backed	122.8	0.6		26.0	0.3		322.5	6.3	471.3	7.2
Commercial mortgage-backed	34.7	0.3		1.6	0.4		—	—	36.3	0.7
Other asset-backed	12.6	—	*	0.8	—	*	97.0	7.0	110.4	7.0
Total	$1,801.7	$40.1		$78.8	$2.0		$1,533.2	$51.3	$3,413.7	$93.4
* Less than $0.1.

C-29

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost			Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$807.0	$12.7		$729.3	$31.2	$—	$—		$1,536.3	$43.9
U.S. Government agencies and authorities	9.5	—	*	49.2	0.5	—	—		58.7	0.5
U.S. corporate, state and municipalities	1,211.0	25.4		2,022.2	134.1	206.6	19.8		3,439.8	179.3
Foreign	340.9	5.3		639.9	43.8	40.9	5.4		1,021.7	54.5
Residential mortgage-backed	376.1	3.2		570.6	19.2	130.1	8.6		1,076.8	31.0
Commercial mortgage-backed	78.6	1.1		—	—	1.2	—	*	79.8	1.1
Other asset-backed	51.9	0.3		12.1	0.2	117.8	12.6		181.8	13.1
Total	$2,875.0	$48.0		$4,023.3	$229.0	$496.6	$46.4		$7,394.9	$323.4
* Less than $0.1.

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 96.8% and 91.5% of the average book value as of December 31, 2014 and 2013, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
Six months or less below amortized cost	$1,844.0	$33.9	$39.7	$7.6	368	8
More than six months and twelve months or less below amortized cost	117.3	—	5.5	—	35	—
More than twelve months below amortized cost	1,509.4	2.5	40.1	0.5	236	1
Total	$3,470.7	$36.4	$85.3	$8.1	639	9

December 31, 2013
Six months or less below amortized cost	$2,990.4	$7.5	$58.7	$1.8	334	6
More than six months and twelve months or less below amortized cost	4,264.7	25.8	226.0	6.7	474	6
More than twelve months below amortized cost	419.6	10.3	27.4	2.8	122	9
Total	$7,674.7	$43.6	$312.1	$11.3	930	21

C-30

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
U.S. Treasuries	$63.0	$—	$0.8	$—	4	—
U.S. Government agencies and authorities	1.8	—	—	—	1	—
U.S. corporate, state and municipalities	1,864.2	14.3	41.2	3.4	295	3
Foreign	915.0	15.9	29.7	3.4	166	3
Residential mortgage-backed	478.5	—	7.2	—	125	—
Commercial mortgage-backed	35.0	2.0	0.3	0.4	9	1
Other asset-backed	113.2	4.2	6.1	0.9	39	2
Total	$3,470.7	$36.4	$85.3	$8.1	639	9

December 31, 2013
U.S. Treasuries	$1,580.2	$—	$43.9	$—	15	—
U.S. Government agencies and authorities	59.2	—	0.5	—	3	—
U.S. corporate, state and municipalities	3,604.2	14.9	175.5	3.8	479	1
Foreign	1,067.8	8.4	52.5	2.0	185	3
Residential mortgage-backed	1,103.4	4.4	29.9	1.1	187	10
Commercial mortgage-backed	80.9	—	1.1	—	14	—
Other asset-backed	179.0	15.9	8.7	4.4	47	7
Total	$7,674.7	$43.6	$312.1	$11.3	930	21
Investments with fair values less than amortized cost are included in the Company’s other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows, after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows, at the time the securities were acquired, indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the

C-31

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans. For the year ended December 31, 2013, the Company had no new private placement troubled debt restructuring and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post-modification carrying value of $24.6. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2014 , these loans have repaid $7.5 in principal.

As of December 31, 2014 and 2013, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk.  The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Commercial mortgage loans	$2,855.2	$2,838.4
Collective valuation allowance	(0.8)	(1.1)
Total net commercial mortgage loans	$2,854.4	$2,837.3

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2014 and 2013.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2014	December 31, 2013
Collective valuation allowance for losses, balance at January 1	$1.1	$1.2
Addition to / (reduction of) allowance for losses	(0.3)	(0.1)
Collective valuation allowance for losses, end of period	$0.8	$1.1

C-32

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2014	December 31, 2013
Impaired loans without allowances for losses	$17.1	$23.4
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$17.1	$23.4
Unpaid principal balance of impaired loans	$17.1	$23.4

As of December 31, 2014 and 2013 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Troubled debt restructured loans	$17.1	$23.4

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2014 and 2013. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2014 and 2013.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Impaired loans, average investment during the period (amortized cost) (1)	$20.2	$11.7	$—
Interest income recognized on impaired loans, on an accrual basis (1)	1.1	0.7	—
Interest income recognized on impaired loans, on a cash basis (1)	1.0	0.7	—
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.1	0.7	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-33

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Loan-to-Value Ratio:
0% - 50%	$367.2	$499.8
>50% - 60%	674.2	761.3
>60% - 70%	1,671.0	1,458.1
>70% - 80%	136.4	112.6
>80% and above	6.4	6.6
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,085.8	$2,003.2
>1.25x - 1.5x	397.3	468.5
>1.0x - 1.25x	282.4	240.2
Less than 1.0x	85.9	126.5
Commercial mortgage loans secured by land or construction loans	3.8	—
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2014(1)		December 31, 2013(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$673.0	23.6%	$682.8	24.1%
South Atlantic	597.6	20.9%	560.9	19.8%
West South Central	386.2	13.5%	377.2	13.3%
East North Central	281.1	9.8%	337.6	11.9%
Middle Atlantic	395.6	13.9%	334.0	11.8%
Mountain	277.5	9.7%	282.1	9.9%
West North Central	122.2	4.3%	131.4	4.6%
New England	37.4	1.3%	71.9	2.5%
East South Central	84.6	3.0%	60.5	2.1%
Total Commercial mortgage loans	$2,855.2	100.0%	$2,838.4	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-34

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2014(1)		December 31, 2013(1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Industrial	$806.8	28.3%	$998.3	35.2%
Retail	932.9	32.7%	800.2	28.2%
Apartments	508.6	17.8%	412.4	14.5%
Office	340.1	11.9%	388.3	13.7%
Hotel/Motel	83.3	2.9%	99.1	3.5%
Mixed Use	80.2	2.8%	53.7	1.9%
Other	103.3	3.6%	86.4	3.0%
Total Commercial mortgage loans	$2,855.2	100.0%	$2,838.4	100.0%
(1)Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2014(1)	December 31, 2013(1)
Year of Origination:
2014	$540.1	$—
2013	628.7	641.3
2012	282.0	307.5
2011	601.0	748.4
2010	109.3	170.8
2009	11.9	45.6
2008 and prior	682.2	924.8
Total Commercial mortgage loans	$2,855.2	$2,838.4
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-35

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.4	2	$—	—	$6.0	3
Foreign(1)	0.6	4	1.4	1	0.7	3
Residential mortgage-backed	2.8	39	7.5	57	9.7	55
Commercial mortgage-backed	0.1	2	0.3	2	1.7	1
Other asset-backed	0.5	2	1.1	3	0.4	3
Equity	0.3	2	—	—	—	—
Total	$5.7	51	$10.3	63	$18.5	65
(1) Primarily U.S. dollar denominated.

The above tables include $3.7, $6.4 and $14.7 of write-downs related to credit impairments for the years ended December 31, 2014, 2013 and 2012, respectively, in Other-than-temporary impairments, which are recognized in the Statements of Operations. The remaining $2.0, $3.9 and $3.8, for the years ended December 31, 2014, 2013 and 2012, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment		No. of Securities
U.S. corporate	$1.2	2	$—	—	$0.5		1
Foreign(1)	0.6	4	—	—	0.7		3
Residential mortgage-backed	0.1	5	3.6	12	0.9		6
Commercial mortgage-backed	0.1	2	0.3	2	1.7		1
Other asset-backed	—	—	—	—	—	*	1
Equity	—	—	—	—	—		—
Total	$2.0	13	$3.9	14	$3.8		12
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-36

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Balance at January 1	$42.1	$47.9	$64.1
Additional credit impairments:
On securities not previously impaired	0.4	0.5	4.8
On securities previously impaired	3.0	3.8	6.8
Reductions:
Securities sold, matured, prepaid or paid down	11.9	10.1	27.8
Increase in cash flows	0.5	—	—
Balance at December 31	$33.1	$42.1	$47.9

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2014	2013		2012
Fixed maturities	$1,121.7	$1,075.8		$1,137.9
Equity securities, available-for-sale	2.4	3.6		4.0
Mortgage loans on real estate	145.6	152.9		166.3
Policy loans	5.0	5.7		5.7
Short-term investments and cash equivalents	0.8	0.4		0.2
Other	39.9	79.7	(1)	23.7
Gross investment income	1,315.4	1,318.1		1,337.8
Less: investment expenses	50.7	50.9		52.3
Net investment income	$1,264.7	$1,267.2		$1,285.5
(1) Includes $42.4 in conjunction with a bankruptcy settlement for a prime broker who held assets on behalf of a limited partnership previously written down to realizable value.

As of December 31, 2014, the Company had $0.2 of investments in fixed maturities that did not produce net investment income. As of December 31, 2013, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-37

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$2.4	$(11.4)	$138.0
Fixed maturities, at fair value option	(50.0)	(89.0)	(57.7)
Equity securities, available-for-sale	(0.1)	—	(0.2)
Derivatives	(33.8)	(3,050.2)	(1,654.0)
Embedded derivatives - fixed maturities	(2.7)	(24.3)	(4.2)
Embedded derivatives - product guarantees	(708.4)	961.7	202.9
Other investments	18.5	(2.6)	1.1
Net realized capital gains (losses)	$(774.1)	$(2,215.8)	$(1,374.1)
After-tax net realized capital gains (losses)	$(503.2)	$(1,440.3)	$(932.8)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Proceeds on sales	$2,436.1	$4,548.9	$4,652.0
Gross gains	21.9	41.6	177.8
Gross losses	26.3	27.0	14.3

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to or received from the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

C-38

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Total return swaps: The Company uses total return swaps as a hedge against a decrease in variable annuity account values, which are invested in certain indices. Using total return swaps, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of assets or a market index and the LIBOR rate, calculated by reference to an agreed upon notional principal amount. No cash is exchanged at the onset of the contracts. Cash is paid and received over the life of the contract based upon the terms of the swaps. The Company utilizes these contracts in non-qualifying hedging relationships.

Currency forwards: The Company uses currency forward contracts to hedge policyholder liabilities associated with the variable annuity contracts which are linked to foreign indices. The currency fluctuations may result in a decrease in account values, which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: Futures contracts are used to hedge against a decrease in certain equity indices. Such decreases may result in a decrease in variable annuity account values which would increase the possibility of the Company incurring an expense for guaranteed benefits in excess of account values. The Company also uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. Swaptions are also used to hedge against an increase in the interest rate benchmarked crediting strategies within FIA contracts. Such increases may result in increased payments to contract holders of FIA contracts and the interest rate swaptions offset this increased exposure. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Options: The Company uses put options to manage the equity, interest rate and equity volatility risk of the economic liabilities associated with certain variable annuity minimum guaranteed benefits. The Company also uses call options to hedge against an increase in various equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company pays an upfront premium to purchase these options. The Company utilizes these options in non-qualifying hedging relationships.

Variance swaps: The Company uses variance swaps to manage equity volatility risk on the economic liabilities associated with certain minimum guaranteed living benefits and to mitigate certain rebalancing costs resulting from increased volatility. An increase in the equity volatility results in a higher valuations of such liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on the changes in equity volatility over a defined period. The Company utilizes equity variance swaps in non-qualifying hedging relationships.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-39

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2014			December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$7.7	$0.4	$—	$7.7	$—	$0.1
Foreign exchange contracts	57.1	7.9	—	57.1	1.8	0.7
Fair value hedges:
Interest rate contracts	299.1	2.1	7.8	365.6	4.8	9.7
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	23,792.7	434.2	98.5	26,485.1	193.0	651.4
Foreign exchange contracts	1,032.0	22.5	8.2	903.8	7.2	17.8
Equity contracts	20,610.5	420.2	209.8	11,304.7	131.0	52.2
Credit contracts	1,220.0	4.1	16.3	220.0	4.6	—
Embedded derivatives:
Within fixed maturity investments	N/A	26.2	—	N/A	28.9	—
Within annuity products	N/A	—	3,488.8	N/A	—	2,594.5
Within reinsurance agreements	N/A	9.6	211.0	N/A	(8.4)	(38.0)
Total		$927.2	$4,040.4		$362.9	$3,288.4
N/A - Not Applicable
(1) Open derivative contracts are reported as Derivatives assets or liabilities on the Balance Sheets at fair value.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2014 and 2013. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-40

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$1,220.0	$4.1	$16.3
Equity contracts	13,184.3	317.1	201.7
Foreign exchange contracts	1,089.1	30.4	8.2
Interest rate contracts	24,099.5	436.7	106.3
		788.3	332.5
Counterparty netting(1)		(311.1)	(311.1)
Cash collateral netting(1)		(267.3)	(19.3)
Securities collateral netting(1)		(130.4)	(2.1)
Net receivables/payables		$79.5	$—
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$220.0	$4.6	$—
Equity contracts	4,225.3	129.1	31.7
Foreign exchange contracts	960.9	9.0	18.5
Interest rate contracts	26,858.5	197.8	661.2
		340.5	711.4
Counterparty netting(1)		(283.5)	(283.5)
Cash collateral netting(1)		(37.4)	—
Securities collateral netting(1)		(8.8)	(350.0)
Net receivables/payables		$10.8	$77.9
(1) Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA ") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Balance Sheets. As of December 31, 2014, the Company held $268.5 of net cash collateral and pledged $5.8 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2013, the Company held $35.2 and $12.3 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2014, the Company delivered $505.6 of securities and held $130.5 of securities as collateral. As of December 31, 2013, the Company delivered $830.7 of securities and held $20.4 of securities as collateral.

C-41

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013		2012
Derivatives: Qualifying for hedge accounting(1):
Cash flow hedges:
Interest rate contracts	$0.2	$—	*	$—
Foreign exchange contracts	0.7	0.2		—
Fair value hedges:
Interest rate contracts	(12.9)	15.6		—
Derivatives: Non-qualifying for hedge accounting(2):
Interest rate contracts	797.0	(920.0)		121.6
Foreign exchange contracts	91.8	53.6		2.4
Equity contracts	(911.4)	(2,204.2)		(1,779.3)
Credit contracts	0.8	4.6		1.3
Embedded derivatives:
Within fixed maturity investments(2)	(2.7)	(24.3)		(4.2)
Within annuity products(2)	(708.4)	961.7		202.9
Within reinsurance agreements(3)	(231.1)	311.3		50.9
Total	$(976.0)	$(1,801.5)		$(1,404.4)
* Less than $0.1.
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Statements of Operations. For the years ended December 31, 2014, 2013 and 2012, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company's portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2014, the fair values of credit default swaps of $4.1 and $16.3 were included in Derivatives assets and Derivatives liabilities respectively, on the Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $4.6 was included in Derivatives assets, and there were no credit default swaps included in Derivatives liabilities on the Balance Sheets. As of December 31, 2014 and 2013, the maximum potential future exposure to the Company was $220.0 on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions.  If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

C-42

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.	Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Balance Sheets are categorized as follows:

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing, or other similar techniques.

C-43

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$916.6	$9.5	$—	$926.1
U.S Government agencies and authorities	—	83.4	—	83.4
U.S. corporate, state and municipalities	—	12,298.8	314.0	12,612.8
Foreign(1)	—	5,528.5	147.3	5,675.8
Residential mortgage-backed securities	—	2,019.2	31.3	2,050.5
Commercial mortgage-backed securities	—	1,627.5	—	1,627.5
Other asset-backed securities	—	300.0	0.9	300.9
Total fixed maturities, including securities pledged	916.6	21,866.9	493.5	23,277.0
Equity securities, available-for-sale	6.7	—	—	6.7
Derivatives:
Interest rate contracts	—	436.7	—	436.7
Foreign exchange contracts	—	30.4	—	30.4
Equity contracts	103.1	285.9	31.2	420.2
Credit contracts	—	4.1	—	4.1
Embedded derivative on reinsurance	—	9.6	—	9.6
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,277.5	—	1.8	1,279.3
Assets held in separate accounts	38,547.7	—	—	38,547.7
Total assets	$40,851.6	$22,633.6	$526.5	$64,011.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,924.4	$1,924.4
GMAB / GMWB / GMWBL	—	—	1,564.4	1,564.4
Other derivatives:
Interest rate contracts	—	106.3	—	106.3
Foreign exchange contracts	—	8.2	—	8.2
Equity contracts	8.1	201.7	—	209.8
Credit contracts	—	16.3	—	16.3
Embedded derivative on reinsurance	—	211.0	—	211.0
Total liabilities	$8.1	$543.5	$3,488.8	$4,040.4
(1) Primarily U.S. dollar denominated

C-44

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$1,847.4	$9.4	$—	$1,856.8
U.S Government agencies and authorities	—	98.1	4.2	102.3
U.S. corporate, state and municipalities	—	10,598.0	90.4	10,688.4
Foreign(1)	—	5,370.1	24.6	5,394.7
Residential mortgage-backed securities	—	2,224.5	27.6	2,252.1
Commercial mortgage-backed securities	—	1,615.3	—	1,615.3
Other asset-backed securities	—	518.5	22.0	540.5
Total fixed maturities, including securities pledged	1,847.4	20,433.9	168.8	22,450.1
Equity securities, available-for-sale	6.1	—	—	6.1
Derivatives:
Interest rate contracts	—	197.8	—	197.8
Foreign exchange contracts	—	9.0	—	9.0
Equity contracts	1.9	72.1	57.0	131.0
Credit contracts	—	4.6	—	4.6
Embedded derivative on reinsurance	—	(8.4)	—	(8.4)
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,123.6	5.0	—	1,128.6
Assets held in separate accounts	42,008.3	—	—	42,008.3
Total assets	$44,987.3	$20,714.0	$225.8	$65,927.1

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$1,693.5	$1,693.5
GMAB / GMWB / GMWBL	—	—	901.0	901.0
Other derivatives:
Interest rate contracts	—	661.2	—	661.2
Foreign exchange contracts	—	18.5	—	18.5
Equity contracts	20.5	31.7	—	52.2
Credit contracts	—	—	—	—
Embedded derivative on reinsurance	—	(38.0)	—	(38.0)
Total liabilities	$20.5	$673.4	$2,594.5	$3,288.4
(1) Primarily U.S. dollar denominated

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an "exit price") in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is

C-45

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets. Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets.  These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data.  This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument.  The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service.  When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades, or monitoring of trading volumes.  As of December 31, 2014, $467.8 and $18.1 billion of a total fair value of $23.3 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2013, $110.5 and $17.4 billion of a total fair value of $22.5 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor.  The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's

C-46

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. However, all other derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices.  These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1. Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records reserves for annuity contracts containing GMAB, GMWB and GMWBL riders. The guarantee is an embedded derivative and is required to be accounted for separately from the host variable annuity contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the growth in the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

The discount rate used to determine the fair value of the Company's GMAB, GMWB, GMWBL and FIA embedded derivative liabilities includes an adjustment to reflect nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer

C-47

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivative on reinsurance: The carrying value of the embedded derivative is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2014 and 2013.  The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-48

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2014:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$4.2	$—	$—	$—	$—	$—	$—	$—	$(4.2)	$—	$—
U.S. corporate, state and municipalities	90.4	(0.2)	(3.7)	77.9	—	—	(44.1)	193.7	—	314.0	(0.3)
Foreign(1)	24.6	(0.1)	(7.8)	24.0	—	—	(8.5)	122.8	(7.7)	147.3	(0.1)
Residential mortgage-backed securities	27.6	(2.3)	0.5	2.9	—	—	(1.5)	8.8	(4.7)	31.3	(2.2)
Other asset-backed securities	22.0	3.2	(2.9)	—	—	—	(15.2)	—	(6.2)	0.9	—
Total fixed maturities, including securities pledged	168.8	0.6	(13.9)	104.8	—	—	(69.3)	325.3	(22.8)	493.5	(2.6)

Equity securities, available-for-sale	—	(0.3)	0.3	—	—	—	—	—	—	—	(0.3)
Derivatives:
Annuity product guarantees:
FIA(2)	(1,693.5)	(195.5)	—	—	(166.2)	—	130.8	—	—	(1,924.4)	—
GMWB/GMAB/GMWBL(2)	(901.0)	(512.9)	—	—	(151.2)	—	0.7	—	—	(1,564.4)	—
Other derivatives, net:	57.0	31.6	—	22.7	—	—	(80.1)	—	—	31.2	(25.8)
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	1.8	—	—	—	—	—	1.8	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-49

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Lion Connecticut Holdings Inc.)
Notes to Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers in to Level 3(3)	Transfers out of Level 3(3)	Fair Value as of December 31	Change In Unrealized Gains (Losses) Included in Earnings (4)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—	$—	$4.2	$—	$—	$—	$—	$—	$4.2	$—
U.S. corporate, state and municipalities	113.6	(0.2)	(0.7)	—	—	—	(18.2)	0.7	(4.8)	90.4	(0.2)
Foreign(1)	20.9	—	(0.4)	13.1	—	(1.1)	(13.4)	5.5	—	24.6	—
Residential mortgage-backed securities	24.2	(0.5)	(0.5)	15.3	—	(0.2)	—	—	(10.7)	27.6	(0.5)
Other asset-backed securities	78.2	6.4	(2.9)	—	—	(36.4)	(7.7)	—	(15.6)	22.0	2.3
Total fixed maturities, including securities pledged	236.9	5.7	(4.5)	32.6	—	(37.7)	(39.3)	6.2	(31.1)	168.8	1.6

Equity securities, available-for-sale	15.8	(0.2)	(0.2)	—	—	—	—	—	(15.4)	—	—
Derivatives:
Annuity product guarantees:
FIA(2)	(1,393.8)	(275.7)	—	—	(108.2)	—	84.2	—	—	(1,693.5)	—
GMWB/GMAB/GMWBL(2)	(2,004.0)	1,237.4	—	—	(134.9)	—	0.5	—	—	(901.0)	—
Other derivatives, net:	11.7	98.4	—	20.7	—	—	(73.8)	—	—	57.0	28.1
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	—	—	—	—	—	—	—	—	—
(1) Primarily U.S. dollar denominated
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Statements of Operations.
(3) The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Statements of Operations.

C-50

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014 and 2013, the transfers in and out of Level 3 for fixed maturities and equity securities, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

The fair value of certain options and swap contracts are valued using observable inputs and were transferred from Level 3 to Level 2 during the year ended December 31, 2013.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of GMABs, GMWBs and GMWBLs include long-term equity and interest rate implied volatility, correlations between the rate of return on policyholder funds and between interest rates and equity returns, nonperformance risk, mortality and policyholder behavior assumptions, such as benefit utilization, lapses and partial withdrawals. Such inputs are monitored quarterly.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Equity / Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the equity indices and swap rates for GMAB, GMWB and GMWBL fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Correlations: Integrated interest rate and equity scenarios are used in GMAB, GMWB and GMWBL fair value measurements to better reflect market interest rates and interest rate volatility correlations between equity and fixed income fund groups and between equity fund groups and interest rates. The correlations are based on historical fund returns and swap rates from external sources.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company as well as adjustment to reflect the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-51

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	49% to 98%		49% to 98%		—
Equity and Fixed Income Funds	-38% to 62%		-38% to 62%		—
Interest Rates and Equity Funds	-32% to -4%		-32% to -4%		—
Nonperformance risk	0.13% to 1.10%		0.13% to 1.10%		0.13% to 1.10%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 5%
Lapses	0.08% to 24%	(3)(4)	0.08% to 31%	(3)(4)	0% to 60%	(3)
Mortality	—	(5)	—	(5)	—	(6)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 33% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2014 (account value amounts are in $ billions).

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)*
< 60	$2.4	$0.5	$2.9	9.5
60-69	6.1	0.9	7.0	4.9
70+	5.0	0.5	5.5	3.1
	$13.5	$1.9	$15.4	5.8

* For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.

(3)
Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.

(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2014 (account value amounts are in $ billions).

C-52

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 8.2%	$6.5	0.08% to 6.3%
	Out of the Money	—	*	0.41% to 12%	1.1	0.36% to 7%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 21%	$7.2	1.7% to 21%
	Out of the Money	0.1		12% to 31%	1.4	5.6% to 24%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
(6) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

Range(1)
Unobservable Input	GMWB / GMWBL		GMAB		FIA
Long-term equity implied volatility	15% to 25%		15% to 25%		—
Interest rate implied volatility	0.2% to 16%		0.2% to 16%		—
Correlations between:
Equity Funds	50% to 98%		50% to 98%		—
Equity and Fixed Income Funds	-33% to 62%		-33% to 62%		—
Interest Rates and Equity Funds	-30% to -14%		-30% to -14%		—
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Benefit Utilization	85% to 100%	(2)	—		—
Partial Withdrawals	0% to 10%		0% to 10%		0% to 2%
Lapses	0.08% to 40%	(3)(4)	0.08% to 31%	(3)(4)	0% to 53%	(3)
Mortality	—	(5)	—	(5)	—	(6)

(1)	Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Those policyholders who have elected systematic withdrawals are assumed to continue taking withdrawals. As a percent of account value, 30% are taking systematic withdrawals. Of those policyholders who are not taking withdrawals, we assume that 85% will begin systematic withdrawals after a delay period. The utilization function varies by policyholder age and policy duration. Interactions with lapse and mortality also affect utilization. The utilization rate for GMWB and GMWBL tends to be lower for younger contract owners and contracts that have not reached their maximum accumulated GMWB and GMWBL benefit amount. There is also a lower utilization rate, though indirectly, for contracts that are less "in the money" (i.e., where the notional benefit amount is in excess of the account value) due to higher lapses. Conversely, the utilization rate tends to be higher for contract owners near or beyond retirement age and contracts that have accumulated their maximum GMWB or GMWBL benefit amount. There is also a higher utilization rate, though indirectly, for contracts which are highly "in the money". The chart below provides the GMWBL account value by current age group and average expected delay times from the associated attained age group as of December 31, 2013 (account value amounts are in $ billions).

C-53

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Account Values
Attained Age Group	In the Money	Out of the Money	Total	Average Expected Delay (Years)*
< 60	$2.1	$1.4	$3.5	5.4
60-69	5.0	2.5	7.5	1.3
70+	3.9	1.3	5.2	—
	$11.0	$5.2	$16.2	2.3
* For population expected to withdraw in future. Excludes policies taking systematic withdraws and 15% of policies the Company assumes will never withdraw.
(3) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(4) The Company makes dynamic adjustments to lower the lapse rates for contracts that are more "in the money." The table below shows an analysis of policy account values according to whether they are in or out of the surrender charge period and to whether they are "in the money" or "out of the money" as of December 31, 2013 (account value amounts are in $ billions).

		GMAB			GMWB/GMWBL
	Moneyness	Account Value		Lapse Range	Account Value	Lapse Range
During Surrender Charge Period
	In the Money**	$—	*	0.08% to 8.2%	$5.5	0.08% to 5.5%
	Out of the Money	—	*	0.41% to 12%	3.1	0.36% to 11%

After Surrender Charge Period
	In the Money**	$—	*	2.5% to 21%	$5.6	1.5% to 21%
	Out of the Money	0.1		12% to 31%	2.8	6.9% to 40%
* Less than $0.1.
** The low end of the range corresponds to policies that are highly "in the money." The high end of the range corresponds to the policies that are close to zero in terms of "in the moneyness."
(5) The mortality rate is based on the Annuity 2000 Basic table with mortality improvements.
(6) The mortality rate is based on the 2012 Individual Annuity Mortality Basic table with mortality improvements.

Generally, the following will cause an increase (decrease) in the GMAB, GMWB and GMWBL embedded derivative fair value liabilities:

•	An increase (decrease) in long-term equity implied volatility

•	An increase (decrease) in interest rate implied volatility

•	An increase (decrease) in equity-interest rate correlations

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in mortality

•	An increase (decrease) in benefit utilization

•	A decrease (increase) in lapses

Changes in fund correlations may increase or decrease the fair value depending on the direction of the movement and the mix of funds. Changes in partial withdrawals may increase or decrease the fair value depending on the timing and magnitude of withdrawals.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

The Company notes the following interrelationships:

•
Higher long-term equity implied volatility is often correlated with lower equity returns, which will result in higher in-the-moneyness, which in turn, results in lower lapses due to the dynamic lapse component reducing the lapses. This increases the projected number of policies that are available to use the GMWBL benefit and may also increase the fair value of the GMWBL.

C-54

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•	Generally, an increase (decrease) in benefit utilization will decrease (increase) lapses for GMWB and GMWBL.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$23,277.0	$23,277.0	$22,450.1	$22,450.1
Equity securities, available-for-sale	6.7	6.7	6.1	6.1
Mortgage loans on real estate	2,854.4	2,989.1	2,837.3	2,867.0
Policy loans	87.4	87.4	94.9	94.9
Limited partnerships/corporations	172.9	172.9	133.2	133.2
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,279.3	1,279.3	1,128.6	1,128.6
Derivatives	891.4	891.4	342.4	342.4
Other investments	49.4	49.4	56.2	56.2
Deposits from affiliates	653.2	693.0	747.2	807.7
Embedded derivative on reinsurance	9.6	9.6	(8.4)	(8.4)
Assets held in separate accounts	38,547.7	38,547.7	42,008.3	42,008.3
Liabilities:
Investment contract liabilities:
Deferred annuities(1)	19,054.6	19,122.0	18,979.6	19,377.2
Funding agreements with fixed maturities and guaranteed investment contracts	961.3	936.2	1,530.5	1,499.3
Supplementary contracts, immediate annuities and other	1,296.7	1,404.5	681.2	682.3
Derivatives:
Annuity product guarantees:
FIA	1,924.4	1,924.4	1,693.5	1,693.5
GMAB/GMWB/GMWBL	1,564.4	1,564.4	901.0	901.0
Other derivatives	340.6	340.6	731.9	731.9
Long-term debt	435.0	545.6	435.0	471.2
Embedded derivative on reinsurance	211.0	211.0	(38.0)	(38.0)
(1) Certain amounts included in Deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Balance Sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

C-55

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings.  Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans. Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair values for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and are classified as Level 3.

Other investments: FHLB stock is carried at cost and periodically evaluated for impairment based on ultimate recovery of par value and is classified as Level 1.

Deposits from affiliates: Fair value is estimated based on the fair value of the liabilities for the underlying contracts, plus the fair value of the unamortized ceding allowance. The Fair value of the liabilities of the underlying contract is estimated based on the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving short risk-free rates plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. The fair value of the unamortized ceding allowance is based on the projected release ceding allowances and discounted at risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 3.

Investment contract liabilities:

Deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities, taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Funding agreements with fixed maturities and guaranteed investment contracts: Fair value is estimated by discounting cash flows, including associated expenses for maintaining the contracts, at rates, that are risk-free rates plus an adjustment for nonperformance risk. These liabilities are classified as Level 2.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company's notes to affiliates is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk and is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement

C-56

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated.

	DAC	VOBA	Total
Balance at January 1, 2012	$3,326.5	$46.1	$3,372.6
Deferrals of commissions and expenses	107.8	—	107.8
Amortization:
Amortization	(582.0)	(27.5)	(609.5)
Interest accrued(1)	262.7	3.1	265.8
Net amortization included in the Statements of Operations	(319.3)	(24.4)	(343.7)
Change in unrealized capital gains/losses on available-for-sale securities	(146.8)	6.7	(140.1)
Balance at December 31, 2012	2,968.2	28.4	2,996.6
Deferrals of commissions and expenses	99.7	—	99.7
Amortization:
Amortization(2)	(1,681.3)	12.5	(1,668.8)
Interest accrued(1)	143.1	3.3	146.4
Net amortization included in the Statements of Operations	(1,538.2)	15.8	(1,522.4)
Change in unrealized capital gains/losses on available-for-sale securities	742.0	14.4	756.4
Balance at December 31, 2013	2,271.7	58.6	2,330.3
Deferrals of commissions and expenses	118.2	—	118.2
Amortization:
Amortization	24.4	(12.2)	12.2
Interest accrued(1)	100.5	3.3	103.8
Net amortization included in the Statements of Operations	124.9	(8.9)	116.0
Change in unrealized capital gains/losses on available-for-sale securities	(301.9)	(10.6)	(312.5)
Balance at December 31, 2014	$2,212.9	$39.1	$2,252.0
(1) Interest accrued at the following rates for VOBA: 2.0% to 5.8% during 2014, 1.0% to 6.0% during 2013 and 3.0% to 7.0% during 2012.
(2) Includes loss recognition for DAC and VOBA of $305.0 and $1.0, respectively.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2015	$10.0
2016	8.3
2017	7.6
2018	7.8
2019	8.0

C-57

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

6.    Sales Inducements

During the years ended December 31, 2014, 2013 and 2012, the Company capitalized $28.4, $27.4 and $29.8, respectively, of sales inducements. During the years ended December 31, 2014, 2013 and 2012, the Company amortized $(19.3), $(472.0) and $(303.1), respectively, of sales inducements. The unamortized balance of capitalized sales inducements was $431.3 and $482.2 as of December 31, 2014 and 2013, respectively.

7.    Guaranteed Benefit Features

While the Company ceased new sales of retail variable annuity products with substantial guarantee features in early 2010, its currently-sold retail variable annuity contracts with separate account options guarantee the contract owner a return of no less than (i) total deposits made to the contract less any partial withdrawals, (ii) total deposits made to the contract less any partial withdrawals plus a minimum return, or (iii) the highest contract value on a specified date minus any withdrawals. These guarantees include benefits that are payable in the event of death, annuitization or at specified dates.

The Company also offers optional guaranteed withdrawal benefit provisions on its indexed annuity products. This provision guarantees an annual withdrawal amount for life that is calculated as a percentage of the benefit base, which equals premium paid at the time of product issue, and can increase by a rollup percentage (mainly 7% or 6%, depending on versions of the benefit) or annual ratchet. The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on whether the benefit is for a single life, or joint lives.

The Company’s major source of income from guaranteed benefit features is the base contract mortality, expense, and guaranteed death and living benefit rider fees charged to the contract owner, less the costs of administering the product and providing for the guaranteed death and living benefits.

The Company's retail variable annuity contracts offer one or more of the following guaranteed death and living benefits:

Guaranteed Minimum Death Benefits (GMDB)

•	Standard: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the premiums paid by the customer, adjusted for withdrawals.

•
Ratchet: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Standard or (2) the maximum policy anniversary (or quarterly) value of the variable annuity, adjusted for withdrawals.

•
Rollup: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the aggregate premiums paid by the contract owner, with interest at the contractual rate per annum, adjusted for withdrawals. The Rollup may be subject to a maximum cap on the total benefit.

•	Combo: Guarantees that, upon the death of the individual specified in the policy, the death benefit will be no less than the greater of (1) Ratchet or (2) Rollup.

Guaranteed Minimum Living Benefits

Guaranteed Minimum Income Benefit (GMIB): Guarantees a minimum income payout, exercisable only on a contract anniversary on or after a specified date, in most cases 10 years after purchase of the GMIB rider. The income payout is determined based on contractually established annuity factors multiplied by the benefit base. The benefit base equals the premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7% or 6% depending on the version of the benefit) and ratchet frequency subject to maximum caps which vary by product version (200%, 250% or 300% of initial premium).

C-58

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit for Life (GMWB/GMWBL): Guarantees an annual withdrawal amount for a specified period of time (GMWB) or life (GMWBL) that is calculated as a percentage of the benefit base that equals premium paid at the time of product issue and may increase over time based on a number of factors, including a rollup percentage (mainly 7%, 6% or 0%, depending on versions of the benefit) and ratchet frequency (primarily annually or quarterly, depending on versions). The percentage used to determine the guaranteed annual withdrawal amount may vary by age at first withdrawal and depends on versions of the benefit. A joint life-time withdrawal benefit option was available to include coverage for spouses. Most versions of the withdrawal benefit included reset and/or step-up features that may increase the guaranteed withdrawal amount in certain conditions. Earlier versions of the withdrawal benefit guarantee that annual withdrawals of up to 7.0% of eligible premiums may be made until eligible premiums previously paid by the contract owner are returned, regardless of account value performance. Asset allocation requirements apply at all times where withdrawals are guaranteed for life.

Guaranteed Minimum Accumulation Benefit (GMAB): Guarantees that the account value will be at least 100% of the eligible premiums paid by the customer after 10 years, adjusted for withdrawals. We offered an alternative design that guaranteed the account value to be at least 200% of the eligible premiums paid by contract owners after 20 years.

The following assumptions and methodology were used to determine the guaranteed reserves for retail variable annuity contracts as of December 31, 2014 and 2013:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance
GMDB: The mean investment performance varies by fund group. In general, the Company groups all separate account returns into 6 fund groups and generate stochastic returns for each of these fund groups. The overall mean blended separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.

GMIB: The overall blended mean is 8.1% based on a single fund group.

GMAB / GMWB / GMWBL: Zero rate curve.

Volatility	GMDB: 15.8% for 2014 and 2013.

GMIB: 15.8% for 2014 and 2013.

GMAB / GMWB / GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality	Depending on the type of benefit and gender, the Company uses Annuity 2000 basic table with mortality improvement through 2014, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB / GMIB: 5.5% for 2014 and 2013.

GMAB / GMWB / GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

C-59

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The liabilities for variable annuity contracts containing guaranteed minimum death and living benefits are recorded in separate account liabilities as follows as of December 31, 2014 and 2013. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded on the Balance Sheets in Future policy benefits and contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2014, 2013 and 2012:

	GMDB	GMAB/GMWB	GMIB	GMWBL
Separate account liability at December 31, 2014	$38,547.7	$728.9	$13,618.4	$15,444.4

Separate account liability at December 31, 2013	$42,008.3	$878.2	$15,479.8	$16,163.0

Additional liability balance:
Balance at January 1, 2012	$510.3	$114.9	$—	$1,738.1
Incurred guaranteed benefits	94.2	(38.3)	—	(226.3)
Paid guaranteed benefits	(116.5)	(0.6)	—	—
Balance at December 31, 2012	488.0	76.0	—	1,511.8
Incurred guaranteed benefits	(59.8)	(46.8)	—	(1,097.8)
Paid guaranteed benefits	(89.2)	(0.5)	—	—
Balance at December 31, 2013	339.0	28.7	—	414.0
Incurred guaranteed benefits	108.6	4.8	—	631.5
Paid guaranteed benefits	(73.3)	(0.7)	—	—
Balance at December 31, 2014	$374.3	$32.8	$—	$1,045.5

The Company also calculates additional liabilities for FIA contracts with guaranteed withdrawal benefits. The additional liability represents the expected value of these benefits in excess of the projected account balance, and is accreted based on assessments over the accumulation period of the contract. The additional liability for FIA guaranteed withdrawal benefits was $19.7 and $35.1, as of December 31, 2014 and 2013, respectively. The additional liability is recorded in Future policy benefits and contract owner account balances on the Balance Sheets.

The net amount at risk for the GMDB, GMAB and GMWB benefits is equal to the guaranteed value of these benefits in excess of the account values.

The net amount at risk for the GMIB and GMWBL benefits is equal to the excess of the present value of the minimum guaranteed annuity payments available to the contract owner over the current account value.

C-60

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit, were as follows as of the dates indicated.

	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
December 31, 2014
Separate account value	$38,547.7	$728.9	$13,618.4	$15,444.4
Net amount at risk, net of reinsurance	$4,982.0	$15.4	$—	$—
Weighted average attained age	70	72	—	—

December 31, 2013
Separate account value	$42,008.3	$878.2	$15,479.8	$16,163.0
Net amount at risk, net of reinsurance	$5,007.1	$18.5	$—	$—
Weighted average attained age	70	70	—	—

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2014 and 2013 was $38.5 billion and $42.0 billion, respectively.

8.    Reinsurance

At December 31, 2014, the Company had reinsurance treaties with 14 unaffiliated reinsurers covering a portion of the mortality risks and guaranteed death and living benefits under its life and annuity contracts. The Company, as cedant, also has reinsurance treaties with two affiliates, SLD and SLDI, related to GICs, fixed annuities, variable annuities and universal life insurance policies. In addition, the Company assumed reinsurance risk under reinsurance treaties with its affiliates, ReliaStar Life Insurance Company ("RLI") and SLD related to certain life insurance policies and employee benefit group annual term policies. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements. Furthermore, the Company has agreements with SLD which are accounted for using the deposit method. For additional information regarding these transactions with affiliates, see the Related Party Transactions Note for further detail.

Deposits and reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2014	2013
Claims recoverable from reinsurers	$8.7	$10.8
Reinsurance reserves ceded (1)	3,748.0	2,524.3
Deposits (1)	806.7	974.4
Reinsurance receivable, net (1)	396.3	421.1
Other	9.3	11.0
Total	$4,969.0	$3,941.6
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

C-61

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	December 31,
	2014	2013	2012
Premiums:
Direct premiums	$634.2	$95.2	$16.3
Reinsurance assumed (1)	407.7	454.9	480.3
Reinsurance ceded (1)	(504.1)	(113.8)	(37.6)
Net premiums	$537.8	$436.3	$459.0
(1) Includes amounts with affiliates - refer to the Related Party Transactions Note for further detail.

9.    Capital Contributions, Dividends and Statutory Information

Iowa insurance law imposes restrictions on an Iowa insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Iowa Insurance Commission.

Under Iowa law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of the Company's earned statutory surplus at the prior year end or (2) the Company's prior year statutory net gain from operations. Iowa law also prohibits an Iowa insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2014, the Company declared an ordinary dividend in the amount of $216.0, which was paid on May 19, 2014. During the year ended December 31, 2013 following receipt of required approval from the Iowa Insurance Division (the "Division") and consummation of the IPO of Voya Financial, Inc., the Company paid an extraordinary return of capital distribution of $230.0 to its Parent.

During the years ended December 31, 2014, and 2013, the Company did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Division. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

On May 8, 2013, the Company reset, on a one-time basis, its negative unassigned funds account as of December 31, 2012 (as reported in its 2012 statutory annual statement) to zero (with an offsetting reduction in gross paid-in capital and contributed surplus). The reset was made pursuant to a permitted practice in accordance with statutory accounting practices granted by the Division. This permitted practice had no impact on total capital and surplus of the Company and was reflected in the Company's second quarter 2013 statutory financial statements.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Division. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Division, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

C-62

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Statutory net income (loss) was $335.6, $(55.8) and $(9.1), for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.1 billion and $1.9 billion as of December 31, 2014 and 2013, respectively.

10.     Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated:

	December 31,
	2014	2013	2012
Fixed maturities, net of OTTI	$1,388.5	$827.5	$2,004.5
Equity securities, available-for-sale	3.6	2.3	3.4
Derivatives	7.6	0.4	(0.7)
DAC/VOBA and Sales inducements adjustments on available-for-sale securities	(714.0)	(341.5)	(1,283.3)
Other	(35.5)	(35.3)	(35.4)
Unrealized capital gains (losses), before tax	650.2	453.4	688.5
Deferred income tax asset (liability)	(42.0)	26.9	(55.3)
Unrealized capital gains (losses), after tax	608.2	480.3	633.2
Pension and other postretirement benefits liability, net of tax	0.8	0.9	1.0
AOCI	$609.0	$481.2	$634.2

C-63

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Statements of Operations, were as follows for the periods indicated:

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$538.0		$(188.4)	$349.6
Equity securities	1.3		(0.5)	0.8
Other	(0.2)		0.1	(0.1)
OTTI	16.7		(5.8)	10.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	6.3		(2.2)	4.1
DAC/VOBA and Sales inducements	(372.5)	(1)	130.4	(242.1)
Change in unrealized gains/losses on available-for-sale securities	189.6		(66.4)	123.2

Derivatives:
Derivatives	7.2	(2)	(2.5)	4.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	7.2		(2.5)	4.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1	(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1	(0.1)
Change in Other comprehensive income (loss)	$196.6		$(68.8)	$127.8
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-64

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,186.1)		$415.0		$(771.1)
Equity securities	(1.1)		0.4		(0.7)
Other	0.1		—	*	0.1
OTTI	17.7		(6.2)		11.5
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(8.6)		3.0		(5.6)
DAC/VOBA and Sales inducements	941.8	(1)	(329.6)		612.2
Change in unrealized gains/losses on available-for-sale securities	(236.2)		82.6		(153.6)

Derivatives:
Derivatives	1.1	(2)	(0.4)		0.7
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	1.1		(0.4)		0.7

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	0.1		(0.1)
Change in pension and other postretirement benefits liability	(0.2)		0.1		(0.1)
Change in Other comprehensive income (loss)	$(235.3)		$82.3		$(153.0)
* Less than $0.1.
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See the Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-65

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$808.3		$(236.4)	(4)	$571.9
Equity securities	2.4		(0.8)		1.6
Other	0.3		(0.1)		0.2
OTTI	12.7		(4.5)		8.2
Adjustments for amounts recognized in Net realized capital gains (losses) in the Statements of Operations	(147.6)		51.7		(95.9)
DAC/VOBA and Sales inducements	(149.2)	(1)	52.2		(97.0)
Change in unrealized gains/losses on available-for-sale securities	526.9		(137.9)		389.0

Derivatives:
Derivatives	0.4	(2)	(0.1)		0.3
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Statements of Operations	—		—		—
Change in unrealized gains/losses on derivatives	0.4		(0.1)		0.3

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Statements of Operations	(0.2)	(3)	—		(0.2)
Change in pension and other postretirement benefits liability	(0.2)		—		(0.2)
Change in Other comprehensive income (loss)	$527.1		$(138.0)		$389.1
(1) See Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Financial Statements for additional information.
(2) See Derivative Financial Instruments Note to these Financial Statements for additional information.
(3) See Benefit Plans Note to these Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $39.7 valuation allowance. See Income Taxes Note to these Financial Statements for additional information.

11.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Current tax expense (benefit):
Federal	$69.9	$187.4	$266.6
Total current tax expense (benefit)	69.9	187.4	266.6
Deferred tax expense (benefit):
Federal	27.4	(1.9)	(84.3)
Total deferred tax expense (benefit)	27.4	(1.9)	(84.3)
Total income tax expense (benefit)	$97.3	$185.5	$182.3

C-66

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Income (loss) before income taxes	$72.4	$168.6	$5.3
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	25.3	59.0	1.9
Tax effect of:
Dividends received deduction	(58.6)	(84.0)	(72.9)
Valuation allowance	125.8	203.6	247.9
Audit settlements	2.8	—	(0.1)
Tax credits	2.0	(0.4)	(2.0)
Prior year tax	—	7.2	6.9
Non-deductible expense (benefit)	0.2	—	—
Other	(0.2)	0.1	0.6
Income tax expense (benefit)	$97.3	$185.5	$182.3

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	Year Ended December 31,
	2014	2013
Deferred tax assets
Insurance reserves	$774.9	$493.6
Investments	997.7	1,033.1
Compensation and benefits	48.1	44.8
Other assets	24.2	86.8
Total gross assets before valuation allowance	1,844.9	1,658.3
Less: Valuation allowance	549.7	423.9
Assets, net of valuation allowance	1,295.2	1,234.4

Deferred tax liabilities
Deferred policy acquisition costs	(862.6)	(884.7)
Net unrealized investment (gains) losses	(477.5)	(278.2)
Other liabilities	—	(20.2)
Total gross liabilities	(1,340.1)	(1,183.1)
Net deferred income tax asset (liability)	$(44.9)	$51.3

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2014 and 2013, the Company had total valuation allowances of $549.7 and $423.9, respectively. As of December 31, 2014 and 2013, $735.4 and $609.6, respectively, of these valuation allowances were allocated to continuing operations, and $(185.7) of these valuation allowances were allocated to Other comprehensive income (loss) related to realized and unrealized capital losses.

C-67

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014, 2013 and 2012, there were total increases in the valuation allowance of $125.8, $203.6 and $208.2, respectively. In 2014, 2013 and 2012, there were increases of $125.8, $203.6 and $247.9, respectively, in the valuation allowance that were allocated to continuing operations. In 2014 and 2013, there were no changes in the valuation allowance allocated to Other comprehensive income. In 2012, there was a (decrease) of $(39.7), that was allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a payable to Voya Financial, Inc. of $2.1 as of December 31, 2014 and a receivable from Voya Financial, Inc. of $22.6 as of December 31, 2013, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. Under the tax sharing agreement, Voya Financial, Inc. will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

Reconciliations of the change in the unrecognized income tax benefits for the periods indicated are as follows:

	Year Ended December 31,
	2014	2013	2012
Balance at beginning of period	$2.7	$2.7	$2.7
Additions for tax positions related to prior years	2.8	—	—
Balance at end of period	$5.5	$2.7	$2.7

The Company had $5.5, $2.7 and $2.7, respectively, of unrecognized tax benefits as of December 31, 2014, 2013 and 2012, which would affect the Company's effective tax rate if recognized.

Interest and Penalties

The Company recognizes accrued interest and penalties, if applicable, related to unrecognized tax benefits in tax expense net of federal income tax. The Company had no accrued interest as of December 31, 2014 and 2013.

Tax Regulatory Matters

During April 2014, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2012. The 2012 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2013 will be finalized within the next twelve months. Voya Financial, Inc. and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2013 through 2015.

The IRS issued a Directive dated July 17, 2014 that it should not challenge the qualification of certain hedges and should not challenge certain tax accounting methods. The Company does not expect this Directive to have a material impact on the Company.

The timing of the payment (if any) of the unrecognized tax benefit of $5.5 cannot be reliably estimated.

C-68

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

12.    Benefit Plans

Defined Benefit Plan

Voya Services Company (formerly ING North America Insurance Corporation) sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees.

Effective September 8, 2014, a plan amendment was approved changing the Plan's name from the ING U.S. Retirement Plan to the Voya Retirement Plan. The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $2.1, $2.3 and $7.7, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pretax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation, subject to IRS limits. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $3.3, $3.6 and $3.2, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Effective December 31, 2001, the Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The SERPs are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-69

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs as of December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Change in benefit obligation:
Benefit obligation, January 1	$19.9	$24.9
Interest cost	1.0	0.9
Benefits paid	(1.3)	(1.3)
Actuarial (gains) losses on obligation	3.9	(4.6)
Benefit obligation, December 31	$23.5	$19.9

Amounts recognized on the Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued benefit cost	$(23.5)	$(19.9)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(0.2)	(0.2)
Net amount recognized	$(23.7)	$(20.1)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2014 and 2013, benefit obligation for the SERPs were as follows:

	December 31,
	2014	2013
Discount rate	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERP. Based upon all available information, it was determined that 4.36% was the appropriate discount rate as of December 31, 2014, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2014	2013	2012
Discount rate	4.95%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-70

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs were as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Interest cost	$1.0	$0.9	$1.2
Amortization of prior service cost (credit)	—	—	(0.1)
Net (gain) loss recognition	3.9	(4.6)	(0.2)
Net periodic (benefit) cost	$4.9	$(3.7)	$0.9

Cash Flows

In 2015, the Company is expected to contribute $1.1 to the SERPs. Future expected benefit payments related to the SERPs for the years ended December 31, 2015 through 2019, and thereafter through 2024, are estimated to be $1.1, $1.2, $1.1, $1.2, $1.2 and $6.5, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 and 2014. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans, that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from ING Group and Voya Financial, Inc. of $14.4, $9.7 and $6.8, for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company recognized tax benefits/(expenses) of $5.1, $1.2 and $(3.0) in December 31, 2014, 2013 and 2012, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

Other Benefit Plans

In addition to providing retirement plan benefits, the Company, in conjunction with Voya Services Company, provides certain supplemental retirement benefits to eligible employees and health care and life insurance benefits to retired employees and other eligible dependents. The supplemental retirement plan includes a non-qualified defined benefit pension plan and a non-qualified defined contribution plan, which means all benefits are payable from the general assets of the Company. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring its supplemental health care costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage. The Voya Financial, Inc. Deferred Compensation Savings Plan is a non-qualified deferred compensation plan that includes a 401(k) excess component. The benefits charges allocated to the Company related to all of these plans for the years ended December 31, 2014, 2013 and 2012, were $3.6, $3.8 and $3.5, respectively.

C-71

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

13.    Commitments and Contingencies

Leases

The Company leases its office space and certain equipment under operating leases, the longest term of which expires in 2017.

For the years ended December 31, 2014, 2013 and 2012, rent expense for leases was $7.1, $6.8 and $6.9, respectively. The future net minimum payments under non-cancellable leases for the years ended December 31, 2015 through 2017 are estimated to be $7.2, $6.6 and $5.3, respectively, and none thereafter, totaling $19.1. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company were paid for by an affiliate and allocated to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield.  The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2014 and 2013, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $214.1 and $252.7, respectively.

Federal Home Loan Bank Funding

The Company is a member of the FHLB of Des Moines and is required to maintain collateral to back funding agreements issued to the FHLB. As of December 31, 2014 and 2013, the Company had $950.1 and $1,090.2, respectively, in non-putable funding agreements, including accrued interest, issued to the FHLB. These non-putable funding agreements are included in Future policy benefits and contract owner account balances on the Balance Sheets. As of December 31, 2014 and 2013, assets with a market value of $1,119.8 and $1,266.8, respectively, collateralized the funding agreements to the FHLB. Assets pledged to the FHLB are included in Fixed maturities, available-for-sale, on the Balance Sheets.

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2014	2013
Fixed maturity collateral pledged to FHLB	$1,119.8	$1,266.8
FHLB restricted stock(1)	48.0	53.6
Other fixed maturities-state deposits	11.4	11.3
Securities pledged(2)	626.8	959.2
Total restricted assets	$1,806.0	$2,290.9
(1) Reported in Other investments on the Balance Sheets.
(2) Includes the fair value of loaned securities of $121.2 and $128.5 as of December 31, 2014 and 2013, respectively, which is included in Securities pledged on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company delivered securities as collateral of $505.6 and $830.7, respectively, which was included in Securities pledged on the Balance Sheets.

C-72

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31, 2014, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

C-73

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.     Related Party Transactions

Operating Agreements

The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Underwriting and distribution agreement with Directed Services LLC ("DSL") (successor by merger to Directed Services, Inc.), an affiliated broker-dealer, whereby DSL serves as the principal underwriter for variable insurance products issued by the Company. DSL is authorized to enter into agreements with broker-dealers to distribute the Company's variable products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2014, 2013 and 2012, commissions were incurred in the amounts of $217.0, 218.4 and $208.0, respectively.

•
Asset management agreement with Voya Investment Management LLC ("VIM") (formerly, ING Investment Management LLC), an affiliate, in which VIM provides asset management, administration and accounting services for VIAC's general account. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $48.1, $50.0 and $50.3, respectively.

•
Intercompany agreement with DSL pursuant to which DSL agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the DSL intercompany agreement was $139.9, $147.4 and $141.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the VIM intercompany agreement was $41.8, $34.7 and $33.8, respectively.

•
Services agreements with Voya Services Company dated September 1, 2000 and January 1, 2001, respectively, for administrative, management, financial, information technology and finance and treasury services. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $106.9, $101.9 and $109.3, respectively. Effective October 1, 2010, the services agreement with Voya Services Company dated January 1, 2001, was amended in order for the Company to provide Voya Services Company with use of the corporate office facility at 5780 Powers Ferry Road, N.W., Atlanta, GA (the "Atlanta Office") in exchange for Voya Services Company's payment of the Company's direct and indirect costs for the Atlanta Office.

•
Services agreement between the Company and its U.S. insurance company affiliates dated January 1, 2001, amended effective January 1, 2002 and December 31, 2007, for administrative, management, professional, advisory, consulting and other services. For the years ended December 31, 2014, 2013 and 2012, expenses related to the agreements were incurred in the amount of $13.2, $12.1 and $16.4, respectively.

•
Administrative Services Agreement between the Company, ReliaStar Life Insurance Company of New York ("RLNY"), an affiliate and other U.S. insurance company affiliates dated March 1, 2003, amended effective August 1, 2004, in which the Company and affiliates provide services to RLNY. For the years ended December 31, 2014, 2013 and 2012, revenue related to the agreement was $2.3, $2.2 and $3.3, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-74

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Reinsurance Agreements

Reinsurance Ceded

As of December 31, 2014 and 2013, total reserves ceded to affiliates were $3,684.4 and $2,455.6, respectively. For the years ended December 31, 2014, 2013 and 2012, premiums ceded to affiliates were $502.5, $112.2 and $36.1, respectively.

Waiver of Premium - Coinsurance Funds Withheld

Effective October 1, 2010, the Company entered into a coinsurance funds withheld agreement with its affiliate, SLDI. Under the terms of the agreement, the Company ceded to SLDI 100% of the group life waiver of premium liability (except for groups covered under rate credit agreements) assumed from RLI, related to the Group Annual Term Coinsurance Funds Withheld agreement between the Company and RLI described under "Reinsurance Assumed" below.

Upon inception of the agreement, the Company paid SLDI a premium of $245.6. At the same time, the Company established a funds withheld liability for $188.5 to SLDI and SLDI purchased a $65.0 LOC to support the ceded Statutory reserves of $245.6. In addition, the Company recognized a gain of $17.9 based on the difference between the premium paid and the ceded U.S. GAAP reserves of $227.7, which offsets the $57.1 ceding allowance paid by SLDI. The ceding allowance will be amortized over the life of the business.

As of December 31, 2014 and 2013, the value of the funds withheld liability under this agreement was $180.4 and $190.9, respectively, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative under this agreement with a value of $3.6 and $(3.3), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets. As of December 31, 2014 and 2013, reserves ceded by the Company under this agreement were $216.7 and $230.9, respectively.

Guaranteed Living Benefit - Coinsurance and Coinsurance Funds Withheld

Effective June 30, 2008, the Company entered into an automatic reinsurance agreement with an affiliate, SLDI, covering 100% of the benefits guaranteed under specific variable annuity guaranteed living benefit riders attached to certain variable annuity contracts issued by the Company on or after January 1, 2000.

Also effective June 30, 2008, the Company entered into a services agreement with SLDI, under which the Company provides certain actuarial risk modeling consulting services to SLDI with respect to hedge positions undertaken by SLDI in connection with the reinsurance agreement. For the years ended December 31, 2014 and 2013, revenue related to the agreement was $12.3 for each year. For the year ended December 31, 2012, revenue related to the agreement was $12.0.

Effective July 1, 2009, the reinsurance agreement was amended and restated to change the reinsurance basis from coinsurance to a combined coinsurance and coinsurance funds withheld basis. On July 31, 2009, SLDI transferred assets with a market value of $3.2 billion to the Company and the Company deposited those assets into a funds withheld trust account.  As of December 31, 2014 and 2013, the assets on deposit in the trust account were $5.5 billion and $3.5 billion, respectively. The Company also established a corresponding funds withheld liability to SLDI, which is included in Funds held under reinsurance treaties with affiliates on the Balance Sheets. Funds held under reinsurance treaties with affiliates had a balance of $5.3 billion as of December 31, 2014 and $3.6 billion as of December 31, 2013. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative with a value of $207.4 and $(34.7), respectively, which is recorded in Funds held under reinsurance treaties with affiliates on the Balance Sheets.

Also effective July 1, 2009, the Company and SLDI entered into an asset management services agreement, under which SLDI serves as asset manager for the funds withheld account. SLDI has retained its affiliate, VIM, as sub-advisor for the funds withheld account.

Effective October 1, 2011, the Company and SLDI entered into an amended and restated automatic reinsurance agreement in order to provide more flexibility to the Company and SLDI with respect to the collateralization of the reserves related to the variable annuity guaranteed living benefits reinsured under the agreement. As of December 31, 2014 and 2013, reserves ceded by the

C-75

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Company under this agreement were $3.4 billion and $2.2 billion, respectively. In addition, a deferred loss in the amount of $308.1 and $315.7 as of December 31, 2014 and 2013, respectively, is included in Other assets on the Balance Sheets and is amortized over the period of benefit in Other expenses in the Statement of Operations.

On May 8, 2013, following the Voya Financial, Inc. IPO, Voya Financial, Inc. made a capital contribution in the amount of $1.8 billion into SLDI, which SLDI deposited into the funds withheld trust account established to provide collateral for the variable annuity guaranteed living benefit riders ceded to SLDI under the amended and restated automatic reinsurance agreement. Upon deposit of such contributed capital into the funds withheld trust, the Company submitted to ING Bank N.V. ("ING Bank") $1.5 billion of contingent capital LOC issued by ING Bank under the $1.5 billion contingent capital LOC facility between ING Bank and SLDI, and the contingent capital LOCs were canceled and the facility was terminated.

Multi-year Guaranteed Fixed Annuity - Coinsurance

Effective May 1, 2005, the Company entered into a coinsurance agreement with its affiliate, SLD. Under the terms of the agreement, SLD assumed and accepted the responsibility for paying, when due, 100% of the liabilities arising under the multi-year guaranteed fixed annuity contracts issued by the Company between January 1, 2001 and December 31, 2003. In addition, the Company assigned to SLD all future premiums received by the Company attributable to the ceded contracts.

Under the terms of the agreement, the Company ceded $2.5 billion in account balances and transferred a ceding commission and $2.7 billion in assets to SLD, resulting in a realized capital gain of $47.9 to the Company, which reduced the ceding commission.

The coinsurance agreement is accounted for using the deposit method. As such, $2.7 billion of Deposit receivable from affiliate was established on the Balance Sheets. As of December 31, 2014 and 2013, the deposit receivable was $653.2 and $747.2, respectively, and is adjusted over the life of the agreement based on cash settlements and the experience of the contracts, as well as for amortization of the ceding commission. The Company incurred amortization expense of the negative ceding commission of $6.6, $4.8 and $10.8, for the years ended December 31, 2014, 2013 and 2012, respectively, which is recorded in Other expenses in the Statements of Operations.

Universal Life - Coinsurance

Effective January 1, 2000, the Company entered into a 100% coinsurance agreement with its affiliate, SLD, covering certain universal life policies which had been issued and in force as of, as well as any such policies issued after, the effective date of the agreement. As of December 31, 2014 and 2013, reserves ceded by the Company under this agreement were $20.0 and $19.4, respectively.

Guaranteed Investment Contract - Coinsurance

Effective August 20, 1999, the Company entered into a Facultative Coinsurance Agreement with its affiliate, SLD. Under the terms of the agreement, the Company facultatively cedes, from time to time, certain GICs to SLD on a 100% coinsurance basis. The Company utilizes this reinsurance facility primarily for diversification and asset-liability management purposes in connection with this business. The coinsurance agreement is accounted for using the deposit method. As of December 31, 2014 and 2013, the deposit receivable was $153.5 and $227.2, respectively.

Reinsurance Assumed

As of December 31, 2014 and 2013, total reserves assumed from affiliates were $439.1 and $454.7, respectively. For the years ended December 31, 2014, 2013 and 2012, premiums assumed from affiliates were $407.7, $454.9 and $480.3, respectively.

Level Premium Term Life Insurance - Stop-loss

Effective October 1, 2010, the Company entered into a stop-loss agreement with its affiliate, RLI under which the Company agreed to indemnify and reinsure RLI for the aggregate mortality risk under certain level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company

C-76

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit. Effective April 1, 2012, the agreement was recaptured by RLI and terminated, and there was no consideration received by the Company upon such recapture and termination.

Effective January 1, 2012, the Company entered into a stop-loss agreement with RLI, which was amended and restated April 1, 2012 to include the recaptured business described above, under which the Company agreed to indemnify RLI, and RLI agreed to reinsure with the Company, the aggregate mortality risk under the combined blocks of level premium term life insurance policies issued by RLI between January 1, 2009 and December 31, 2009 and also between January 1, 2012 and December 31, 2012. This coverage included certain level premium term life insurance policies assumed by RLI from RLNY under an Automatic Coinsurance Agreement effective March 1, 2008. Under the terms of the agreement, the Company will make benefit payments to RLI equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. A fee receivable from affiliate of $0.4 and $0.3 as of December 31, 2014 and 2013, respectively, is included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period.

Effective July 1, 2012, the Company entered into a stop-loss agreement with its affiliate, SLD, under which the Company agrees to indemnify SLD, and SLD agrees to reinsure with the Company, aggregate mortality risk under certain level premium term life insurance policies assumed by SLD from RLI and written by either RLI or RLNY with issue dates between January 1, 2007 and March 31, 2008 and between January 1, 2010 and December 31, 2010. Under the terms of the agreement, the Company will make benefit payments to SLD equal to the amount of claims in excess of the attachment point (equal to a percentage of net reinsurance premium) up to the maximum fully covered benefit.

The stop-loss agreement is accounted for using the deposit method. As of December 31, 2014 there was no fee receivable from affiliate and as of December 31, 2013 there was a $0.8 fee receivable from affiliate included in Other liabilities on the Balance Sheets. The fee is accrued and subsequently settled in cash each quarterly accounting period. Effective October 1, 2014, the agreement was terminated.

Group Annual Term - Coinsurance Funds Withheld

Effective December 31, 2008, the Company entered into a coinsurance funds withheld agreement with RLI for an indefinite duration. Under the terms of the agreement, the Company assumed 100% quota share of RLI's net retained liability under certain Employee Benefits Group Annual Term policies, including disability waiver of premium.

The initial premium of $219.9 was equal to the aggregate reserve assumed by the Company. Thereafter, premiums are equal to the total earned gross premiums collected by RLI from policyholders. RLI will retain all reinsurance premiums payable to the Company as funds withheld, as security for ceded liabilities and against which ceded losses will be offset. Monthly, the Company will receive or pay a net settlement. This agreement was amended and restated October 1, 2010 to better reflect the current investment environment and to modify the treatment of claims under certain policies under which claims are not paid in the form of a single lump sum; the underlying terms described above remained unchanged. (Please see also description of "Waiver of Premium Coinsurance Funds Withheld" agreement between the Company and SLDI under "Reinsurance Ceded" above). As of December 31, 2014 and 2013, reserves assumed by the Company under this agreement were $439.1 and $454.7, respectively.

As of December 31, 2014 and 2013, the value of the funds withheld by ceding companies under this agreement was $467.3 and $488.6, respectively, which is included in Deposit and reinsurance recoverable on the Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company had an embedded derivative under this agreement with a value of $9.6 and $(8.4), respectively.

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in January 2004, and based upon its renewal on January 14, 2014, expires on January 14, 2024, either party can borrow from the other up to

C-77

Voya Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Financial Statements
(Dollar amounts in millions, unless otherwise stated)

3.0% of the Company's statutory net admitted assets, excluding Separate Accounts, as of the preceding December 31. For the year ended December 31, 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the years ended December 31, 2013 and 2012, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%. During the years ended December 31, 2013 and 2012, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company did not incur interest expense for the years ended December 31, 2014, 2013 and 2012. The Company earned interest income of $0.2, $0.0 and $0.4, for the years ended December 31, 2014, 2013 and 2012, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Statements of Operations. As of December 31, 2014 and 2013, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

Long-Term Debt with Affiliates

The Company issued a 30-year surplus note in the principal amount of $35.0 on December 8, 1999, to its affiliate, SLD, which matures on December 7, 2029. Interest is charged at an annual rate of 7.98%. Payment of the note and related accrued interest is subordinate to payments due to contract owners and claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders. Any payment of principal and/or interest made is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $2.8 for the years ended December 31, 2014, 2013 and 2012. On December 29, 2004, the Company issued surplus notes in the aggregate principal amount of $400.0 (the "Notes"), scheduled to mature on December 29, 2034, to its affiliates, Voya Retirement Insurance and Annuity Company, RLI and SLDI. The Notes bear interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest expense was $25.4 for the years ended December 31, 2014, 2013 and 2012.

Derivatives

The Company is party to several derivative contracts with NN Group and ING Bank and one or more of ING Bank's subsidiaries. Each of these contracts was entered into as a result of a competitive bid, which included unaffiliated counterparties. The Company is exposed to various risks relating to its ongoing business operations, including but not limited to interest rate risk, foreign currency risk and equity market risk. To manage these risks, the Company uses various strategies, including derivatives contracts, certain of which are with related parties, such as interest rate swaps, equity options and currency forwards.
As of December 31, 2014 and 2013, the outstanding notional amounts were $457.1 (consisting of currency forwards of $178.0 and equity options of $279.1) and $511.8 (consisting of interest rate swaps of $328.8 and equity options of $183.0), respectively. As of December 31, 2014 and 2013, the market values for these contracts were $8.8 and $8.4, respectively. For the years ended December 31, 2014, 2013 and 2012, the Company recorded Other net realized capital gains (losses) in the Statements of Operations of $4.6, $0.8 and $20.0, respectively, with ING Bank and NN Group.

C-78

PART C - OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:
(1)	Included in Part A:
Condensed Financial Information
(2)	Included in Part B:
Condensed Financial Information (Accumulation Unit Values)
Financial Statements of Separate Account B:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2014
-	Statements of Operations for the year ended December 31, 2014
-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
-	Notes to Financial Statements
Financial Statements of Voya Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Balance Sheets as of December 31, 2014 and 2013
-	Statements of Operations for the years ended December 31, 2014, 2013 and 2012
-	Statements of Comprehensive Income for the years ended December 31, 2014, 2013 and 2012
-	Statements of Changes in Shareholder’s Equity for the years ended December 31, 2014, 2013 and 2012
-	Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012
-	Notes to Financial Statements

(b) Exhibits:

(1)

Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

(2)		Not Applicable.

(3)	a.

Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

b.

Form of Dealers Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

c.

Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

d.

Addendum to Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

e.

Expense Reimbursement Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

f.

Form of Assignment Agreement for Organizational Agreement, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811- 05626).

g.

Amendment to the Distribution Agreement between ING USA and DSI, incorporated herein by reference to Post-Effective Amendment No. 26 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 13, 2004 (File Nos. 333-28755, 811-05626).

h.

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post Effective Amendment No. 55 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 6, 2011 (File Nos. 333-28679, 811-05626).

i.

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between Directed Services LLC (DSL) and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 44 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2014 (File Nos. 333-30180, 811-05626).

j.

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between Directed Services LLC (DSL) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”), incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on December 30, 2014 (File Nos. 333-133944, 811-05626).

k.

Amendment No. 3 to the Intercompany Agreement dated December 22, 2010 (effective April 1, 2015) between Directed Services LLC (“DSL”) and Voya Insurance and Annuity Company (“VIAC”), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2015 (File Nos. 333-196391, 811-05626).

l..

Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post Effective Amendment No. 55 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 6, 2011 (File Nos. 333-28679, 811-05626).

m.

Amendment No. 1 to the Intercompany Agreement dated December 1, 2013 (effective December 23, 2013) to the Intercompany Agreement dated December 22, 2010 (effective January 1, 2010) between ING Investment Management LLC (IIM) and ING USA Annuity and Life Insurance Company, incorporated herein by reference to Post-Effective Amendment No. 44 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2014 (File Nos. 333-30180, 811-05626).

n.

Amendment No. 2 to the Intercompany Agreement dated December 22, 2010 (effective September 30, 2014) between ING Investment Management LLC (IIM) (now known as “Voya Investment Management LLC”, or “VIM”) and ING USA Annuity and Life Insurance Company (now known as “Voya Insurance and Annuity Company”, or “VIAC”), incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on December 30, 2014 (File Nos. 333-133944, 811-05626).

(4)	a.

Flexible Premium Deferred Variable Annuity Group Master Contract (IU-MA-3040), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 4, 2006 (File Nos. 333-133944, 811-05626).

b.

Flexible Premium Deferred Variable Annuity Certificate (IU-CA-3040), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

c.

Flexible Premium Deferred Variable Annuity Contract (IU-IA-3040), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

d.

Surrender Charge Reduction Endorsement (IU-RA-3042), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

e.

Premium Credit Rider 2% (IU-RA-3043), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

f.

Premium Credit Rider 4% (IU-RA-3044), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

g.

Minimum Guaranteed Income Benefit Rider (IU-RA-1047) (08-06), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

h.

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING PrincipalGuard) (GA-RA-1046), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

i.

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING LifePay) (IU-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 5, 2005 (File Nos. 333-28755, 811-05626).

j.

Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (ING Joint LifePay) (IU-RA-3029), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

k.

Individual Retirement Annuity Rider (GA-RA-1009) (12-02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

l.

ROTH Individual Retirement Annuity Rider (GA-RA-1038) (12-02), incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-05626).

m.

Guaranteed Death Benefit and Transfer Endorsement (Standard Death Benefit) (GA-RA-1044-3) (01-02), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

n.

Guaranteed Death Benefit and Transfer Endorsement (Quarterly Ratchet Death Benefit) (GA-RA-1044-2) (10-03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

o.

Guaranteed Death Benefit and Transfer Endorsement (Max 7 Death Benefit) (GA-RA-1044-4) (10-03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

p.

TSA without Loans 403(b) Rider (GA-RA-1039), incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 16, 2003 (File Nos. 033-59261, 811-05626).

q.

Section 72 Rider (GA-RA-1001) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

r.

Section 72 Rider (GA-RA-1002) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

s.

Nursing Home Waiver for Group Certificates (GA-RA-1003) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

t.

Nursing Home Waiver for Individual Certificates (GA-RA-1004) (12-94), incorporated herein by reference to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 9, 2006 (File Nos. 333-133944, 811-05626).

u.

Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus)(IU-RA-3061), incorporated herein by reference to Post-Effective Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

v.

Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay Plus) (IU-RA-3062), incorporated herein by reference to Post-Effective Amendment No. 40 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

w.

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-3077), incorporated herein by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

x.

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-3078), incorporated herein by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

y.

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING LifePay Plus) (IU-RA-4010) (05-01-2009), incorporated herein by reference to Post Effective Amendment No. 50 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File Nos. 333-28679, 811-05626).

z.

Combination Minimum Guaranteed Withdrawal Benefit and Death Benefit Rider (ING Joint LifePay Plus) (IU-RA-4011) (05-01-2009), incorporated herein by reference to Post Effective Amendment No. 50 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File Nos. 333-28679, 811-05626).

aa.

Company Name Change Endorsement IU-RA-3140 to the Contract, Policy and/or Certificate (ING USA Annuity and Life Insurance Company changed to Voya Insurance and Annuity Company), incorporated herein by reference to Post-Effective Amendment No. 65 to a Registration Statement on Form S-3 for Voya Insurance and Annuity Company filed with the Securities and Exchange Commission on April 15, 2015 (File Nos. 333-28679).

(5)	a.

Application (138187) (08/07/06), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on August 4, 2006 (File Nos. 333-133944, 811-05626).

b.

Deferred Variable Annuity Application (138311) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2008 (File Nos. 333-133944, 811-05626).

c.

Deferred Variable Annuity Application (139859) (04-28-2008), incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 9, 2008 (File Nos. 333-133944, 811-05626).

d.

Deferred Variable Annuity Application (138311) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 10, 2008 (File Nos. 333-133944, 811-05626).

e.

Deferred Variable Annuity Application (139859) (10-6-2008), incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 10, 2008 (File Nos. 333-133944, 811-05626).

f.

Variable Annuity Application (138311) (01-12-2009), incorporated herein by reference to Post-Effective Amendment No. 10 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 30, 2008 (File Nos. 333-133944, 811-05626).

g.

Variable Annuity Application (139859) (01-12-2009), incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 30, 2008 (File Nos. 333-133944, 811-05626).

h.

Deferred Variable Annuity Application (151286) (01-12-2009), incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 30, 2008 (File Nos. 333-133944, 811-05626).

i.

Deferred Variable Annuity Application (151286) (05-01-2009), incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File Nos. 333-133944, 811-05626).

j.

Deferred Variable Annuity Application (151282) (05-01-2009), incorporated herein by reference to Post-Effective Amendment No. 12 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 2009 (File Nos. 333-133944, 811-05626).

(6)	a.

Amendment to Articles of Incorporation Providing for the Name Change of Golden American Life Insurance Company, dated (11/21/03), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File No. 333-133076).

b.

Amendment to Articles of Incorporation Providing for the Change in Purpose and Powers of ING USA Annuity and Life Insurance Company, dated (03/04/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File No. 333-133076).

c.

Amended and Restated By-Laws of ING USA Annuity and Life Insurance Company, dated (12/15/04), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form S-1 for ING USA Annuity and Life Insurance Company filed with the Securities and Exchange Commission on April 9, 2007 (File No. 333-133076).

d.

Resolution of the board of directors for Powers of Attorney, dated (04/23/99), incorporated herein by reference to Post-Effective Amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

e.

Articles of Merger and Agreement and Plan of Merger of USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, effective date (01/01/04), dated (06/25/03), incorporated herein by reference to Post-Effective Amendment No. 25 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 13, 2004 (File Nos. 333-28679, 811-05626).

(7)		Not Applicable.

(8)	a.

Service Agreement by and between Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 28 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 1, 1998 (File Nos. 033-23351, 811-05626).

b.

Asset Management Agreement between Golden American and ING Investment Management LLC, incorporated herein by reference to Post-Effective amendment No. 29 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 30, 1999 (File Nos. 033-23351, 811-05626).

c.

Participation Agreement by and between ING Investors Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No. 6 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 21, 2005 (File Nos. 333-70600, 811-05626).

d.

Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October 16, 2007 between ING Funds Services, LLC, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

e.

Participation Agreement by and between ING Variable Insurance Trust, Golden American Life Insurance Company and ING Mutual Funds Management Co. LLC and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

f.

Participation Agreement by and between Pilgrim Variable Products Trust, Golden American Life Insurance Company and Directed Services, Inc., incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-0 5626).

g.

Amendment to Participation Agreement by and between ING Variable Products Trust, Golden American Life Insurance Company, ING Investments, LLC and ING Funds Distributor, Inc., incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

h.

Participation Agreement by and between Aetna Variable Portfolios, Inc., Golden American Life Insurance Company and Aeltus Investment Management, Inc., incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

i.

Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

j.

Amendment to Participation Agreement by and between Portfolio Partners, Inc., Golden American Life Insurance Company and Aetna Life Insurance and Annuity Company, incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 29, 2002 (File Nos. 333-70600, 811-05626).

k.

Second Amendment to Participation Agreement by and between ING Partners, Inc., Golden American Life Insurance Company, ING Life Insurance and Annuity Company and ING Financial Advisers, LLC, incorporated herein by reference to Post-Effective amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

l.

Participation Agreement by and between Fidelity Distributors Corporation, Golden American Life Insurance Company and Variable Insurance Products Funds, incorporated herein by reference to Post-Effective amendment No. 32 to a Registration Statement on form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 26, 2002 (File Nos. 033-23351, 811-05626).

m.

Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation, ING Partners, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ING Insurance Company of America, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Security Life of Denver Insurance Company dated November 11, 2004, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

n.

Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15, 2007.

o.

Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING USA Annuity and Life Insurance Company, Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund V and Fidelity Distributors Corporation, incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-117260), as filed on October 23, 2007.

p.

Amended and Restated Participation Agreement as of December 30, 2005 by and among Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and Directed Services, Inc., incorporated herein by reference to Post Effective Amendment No. 17 of a Registration Statement on Form N-4 for ReliaStar Life Insurance Company Separate Account NY-B filed with the Securities and Exchange Commission on February 1, 2007 (File Nos. 333-85618, 811-07935).

q.

Amendment to Participation Agreement as of June 5, 2007 by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on July 6, 2007 (File Nos. 333-139695, 811-07935).

r.

Amendment No. 2 dated November 17, 2011 to Amended and Restated Participation Agreement as of December 30,2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and amended on June 5, 2007, incorporated by reference to Post-Effective amendment No. 59 to Registration Statement on Form N-4 (file No. 033-75962), as filed on April 3, 2012.

s.

Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation Agreement as of December 30,2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and ING Financial Advisers, LLC and amended on June 5, 2007 and November 17, 2011, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 f (File No. 333-67680) as filed on April 9, 2014.

t.

Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation Agreement dated December 30,2005 by and among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement and Annuity Company (formerly ING Life Insurance and Annuity Company), Voya Insurance and Annuity Company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Directed Services, LLC and Voya Financial Partners, LLC (formerly ING Financial Advisers, LLC) and amended on June 5, 2007, November 17, 2011 and August 12, 2013, incorporated by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 (File No. 333-167680) as filed on April 10, 2015.

u.

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar life Insurance Company, incorporated by reference to Post-Effective amendment No. 32 to Registration Statement on Form N-4 (file No. 033-81216), as filed on April 11, 2006.

v.

Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative Services Agreement dated October 3, 2005, by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated by reference to Post-Effective amendment No. 59 to Registration Statement on Form N-4 (file No. 033-75962), as filed on April 3, 2012.

w.

Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative Services Agreement dated October 3, 2005, by and among Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company, ReliaStar life Insurance Company and ReliaStar Life Insurance Company of New York and amended on May 17, 2006 and November 11, 2011, incorporated by reference to Post-Effective amendment No. 6 to Registration Statement on Form N-4 (file No. 333-167680), as filed on April 9, 2014.

x.

Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

y.

Amendment to Participation Agreement by and between ProFunds, Golden American Life Insurance Company and ProFunds Advisors LLC, incorporated herein by reference to Post-Effective Amendment No. 8 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 2, 2005 (File Nos. 333-33914, 811-05626).

z.

Rule 22c-2 Agreement dated no later than April 16, 2007, and is effective as of October 16, 2007, between BlackRock Distributors, Inc., on behalf of and as distributor for the BlackRock Funds and the Merrill Lynch family of funds and ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company and Systematized Benefits Administrators Inc. incorporated by reference to Post-Effective Amendment No. 43 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 7, 2008 (File Nos. 333-28755, 811-05626).

aa.

Participation Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Distributors, Inc., ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

bb.

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to the Participation Agreement dated April 25, 2008, by and between BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; file No. 33-57244.

cc.

Administrative Services Agreement dated April 25, 2008, by and among BlackRock Advisors, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on April 7, 2009; file No. 33-57244.

dd.

Amendment No. 1, dated as of April 24, 2009, and effective as of May 1, 2009, to Administrative Services Agreement dated April 25, 2008, by and among BlackRock Variable Series Funds, Inc., BlackRock Investments, LLC and ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company of New York, incorporated herein by reference to Post-Effective Amendment No. 27 to the Form N-6 Registration Statement of ReliaStar Life Insurance Company and its Select*Life Separate Account, filed on August 18, 2009; file No. 33-57244.

ee.

Amendment No. 1 to the Business Agreement dated April 30, 2003, as amended on January 1, 2008 by an among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Insurance Company, ING Life Insurance and Annuity Company, ING America Equities, Inc., ING Financial Advisers, LLC, Directed Services LLC, American Funds Distributors and Capital Research and Management Company, incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement of Security Life of Denver Insurance Company and its Security Life Separate Account L1, File No. 333-153337, as filed on November 14, 2008.

ff.

Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital Research and Management Company, incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

gg.

Amendment No. 1 to the Fourth Amended and Restated Fund Participation Agreement entered into as of the 28th day of April, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments, LLC, ING Investments Distributor, LLC, American Funds Insurance Series and Capital Research and Management Company (effective December 14, 2010), incorporated herein by reference to Post-Effective Amendment No. 55 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 6, 2011 (File Nos. 333-28679, 811-05626).

hh.

Participation Agreement entered into as of the 15th day of September, 2008, as amended among ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, ING Investors Trust, Directed Services, LLC, ING Funds Distributor, LLC, American Funds Insurance Series and Capital Research and Management Company, incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on December 29, 2008 (File Nos. 333-115515, 811-07935).

ii.

Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

jj.

Amendment No. 1, dated as of September 20, 2010, to Participation Agreement among ING Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, DFA Investment Dimensions Group Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 54 to a Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on December 15, 2010 (File Nos. 333-28679, 811-05626).

kk.

Amendment No. 2, dated as of June 3, 2014, to Participation Agreement among Voya Investors Trust, Directed Services LLC, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company of New York, DFA Investment Dimensions Group Inc. and Dimensional Investment Group, Inc. and Dimensional Fund Advisors LP dated April 29, 2010, incorporated herein by reference to Post-Effective Amendment No. 65 to a Registration Statement on Form N-4 for Voya Insurance and Annuity Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2015 (File Nos. 333-28679, 811-05626).

ll.

Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, Security Life of Denver Life Insurance Company and Systematized Benefits Administrators Inc., incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27, 2007.

(9)		Opinion and Consent of Counsel, attached.

(10)		Consent of Independent Registered Public Accounting Firm, attached.

(11)		Not Applicable.

(12)	Not Applicable.

(13)	Powers of Attorney, attached.

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Position(s) with Depositor
Michael S. Smith*	1475 Dunwoody Drive West Chester, PA 19380	President and Director
Ewout L. Steenbergen*	230 Park Avenue New York, NY 10169	Director and Executive Vice President, Finance
Chetlur S. Ragavan*	230 Park Avenue New York, NY 10169	Director, Executive Vice President and Chief Risk Officer
Alain M. Karaoglan*	230 Park Avenue New York, NY 10169	Director
Rodney O. Martin, Jr.*	230 Park Avenue New York, NY 10169	Director
Steven T. Pierson*	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Chief Accounting Officer
David P. Wiland*	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Chief Financial Officer
Michael J. Gioffre	One Orange Way Windsor, CT 06095-4774	Senior Vice President, Compliance
Megan A. Huddleston	One Orange Way Windsor, Ct 06095	Senior Vice President and Assistant Secretary
Patrick D. Lusk	1475 Dunwoody Drive West Chester, PA 19380	Senior Vice President and Appointed Actuary
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Justin Smith	One Orange Way Windsor, CT 06095-4774	Senior Vice President and Deputy General Counsel
Joseph J. Elmy	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President, Tax
Christine L. Hurtsellers	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
Carolyn Johnson	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Mark B. Kaye	One Orange Way Windsor, CT 06095-4774	Senior Vice President
Gilbert E. Mathis	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President
Dave P. Wilken	20 Washington Avenue South Minneapolis, MN 55401	Senior Vice President
Kristi L. Cooper	909 Locust Street Des Moines, IA 50309	Vice President and Chief Compliance Officer
Chadd M. Eslinger	20 Washington Avenue South Minneapolis, MN 55401	Vice President, Compliance
Regina A. Gordon	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance

Anne M. Iezzi	One Orange Way Windsor, CT 06095-4774	Vice President, Compliance
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Secretary

*Principal delegated legal authority to execute this registration statement pursuant to Powers of Attorney, Exhibit 13, attached.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on April 7, 2015.

ITEM 27: NUMBER OF CONTRACT OWNERS

As of February 27, 2014, there are 6,736 qualified contract owners and 4,249 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

Voya Insurance and Annuity Company shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of Voya Insurance and Annuity Company as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

Voya Insurance and Annuity Company may also, to the extent permitted by law, indemnify any other person who is or was serving Voya Insurance and Annuity Company in any capacity.  The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Iowa, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a/k/a “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the

Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a)In addition to the Registrant, Directed Services LLC serves as principal underwriter for all contracts issued by Voya Insurance and Annuity Company through its Separate Accounts A, B, EQ and U and Alger Separate Account A; certain contracts issued by Voya Retirement Insurance and Annuity Company Variable Annuity Account B and ReliaStar Life Insurance Company of New York through its Separate Account NY-B.  Also, Directed Services LLC serves as investment advisor to Voya Investors Trust and Voya Partners, Inc.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services LLC, the Registrant’s Distributor.

Name	Principal Business Address	Positions and Offices with Underwriter
Chad J. Tope	909 Locust Street Des Moines, IA 50309	President and Director
Richard E. Gelfand	1475 Dunwoody Drive West Chester, PA 19380-1478	Chief Financial Officer
James L. Nichols, IV	One Orange Way Windsor, CT 06095	Director
Shaun P. Mathews	One Orange Way Windsor, CT 06095	Executive Vice President
Kimberly A. Anderson	7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Michael J. Roland	7337 E Doubletree Ranch Road, Scottsdale, AZ 85258	Senior Vice President
Stanley D. Vyner	230 Park Avenue, 13th Floor New York, NY 10169	Senior Vice President
Regina A. Gordon	One Orange Way Windsor, CT 06095	Chief Compliance Officer
Julius A. Drelick, III	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Senior Vice President, Investment Adviser Chief Compliance Officer
Megan A. Huddleston	One Orange Way Windsor, CT 06095	Senior Vice President and Secretary
David S. Pendergrass	5780 Powers Ferry Road Atlanta, GA 30327-4390	Senior Vice President and Treasurer
Heather H. Hackett	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Leah M. Hoppe	909 Locust Street Des Moines, IA 50309	Vice President
Jody I. Hrazanek	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Todd R. Modic	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Vice President

Jason R. Rausch	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Stephen Sedmak	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Spencer T. Shell	5780 Powers Ferry Road Atlanta, GA 30327-4390	Vice President and Assistant Treasurer
May F. Tong	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Paul L. Zemsky	230 Park Avenue, 13th Floor New York, NY 10169	Vice President
Huey P. Falgout	7337 E Doubletree Ranch Road Scottsdale, AZ 85258	Assistant Secretary
Nikol C. Gianopoulos	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Angelia M. Lattery	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Tina M. Nelson	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Melissa A. O’Donnell	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary
Jennifer M. Ogren	20 Washington Avenue South Minneapolis, MN 55401	Assistant Secretary

(c) Name of Principal Underwriter	2014 Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commissions	Compensation
Directed Services LLC	$217,032,924.29	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: 909 Locust Street, Des Moines, Iowa 50309, 1475 Dunwoody Drive, West Chester, PA 19380 and at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted;

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a “separate account” under federal securities laws.

2. Voya Insurance and Annuity Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Voya Insurance and Annuity Company, Separate Account B, certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, duly authorized, in the City of Windsor, State of Connecticut, on the 27th day of April 2015.

SEPARATE ACCOUNT B
(Registrant)
By:	VOYA INSURANCE AND ANNUITY COMPANY (Depositor)

By:	Michael S. Smith*
Michael S. Smith
President and Director (principal executive officer)

By:	/s/ Brian H. Buckley
Brian H. Buckley as Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2015.

Signatures	Titles

Michael S. Smith*	President and Director
Michael S. Smith	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson

David P. Wiland*	Senior Vice President and Chief Financial Officer
David P. Wiland

Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Chetlur S. Ragavan*	Director
Chetlur S. Ragavan

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin, Jr.*	Director
Rodney O. Martin, Jr.

By:	/s/ Brian H. Buckley
Brian H. Buckley as Attorney-in-Fact

*Executed by Brian H. Buckley on behalf of those indicated pursuant to Powers of Attorney.

EXHIBIT INDEX

ITEM	EXHIBIT	PAGE #

24(b)(9)	Opinion and Consent of Counsel	EX-99.B9

24(b)(10)	Consent of Independent Registered Public Accounting Firm	EX-99.B10

24(b)(13)	Powers of Attorney	EX-99.B13